JOHN HANCOCK
MONEY MARKET
FUND

CLASS A AND CLASS B SHARES
PROSPECTUS
SEPTEMBER 12, 1995
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

TABLE OF CONTENTS


                                                                                         Page
                                                                                         ----
Expense Information...................................................................     2
The Fund's Financial Highlights.......................................................     3
Yield Information.....................................................................     4
Investment Objective and Policies.....................................................     4
Organization and Management of the Fund...............................................     5
The Fund's Expenses...................................................................     6
Dividends and Taxes...................................................................     7
How to Buy Shares.....................................................................     8
Share Price...........................................................................    10
How to Redeem Shares..................................................................    13
Additional Services and Programs......................................................    15
Investments, Techniques and Risk Factors..............................................    18


  This Prospectus sets forth the information about John Hancock Money Market Fund (the "Fund"), a diversified series of John Hancock Series, Inc. (the "Company"), that you should know before investing. Please read and retain it for future reference.
  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
  Additional information about the Fund and the Company has been filed with the Securities and Exchange Commission (the "SEC"). You can obtain a copy of the Fund's Statement of Additional Information, dated September 12, 1995, and incorporated by reference into this Prospectus, free of charge by writing or telephoning: John Hancock Investor Services Corporation, P.O. Box 9116, Boston, Massachusetts 02205-9116, 1-800-225-5291 (1-800-554-6713 TDD).
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


EXPENSE INFORMATION
  The purpose of the following information is to help you to understand the various fees and expenses you will bear, directly or indirectly, when you purchase Class A and Class B shares of the Fund. The operating expenses included in the table and hypothetical example below are based on fees and expenses of the Class B shares for the fiscal year ended October 31, 1994. No Class A shares were actually outstanding during the period. Actual fees and expenses of Class A and Class B shares in the future may be greater or less than those indicated.


                                                                                                      CLASS A         CLASS B
                                                                                                      SHARES          SHARES
                                                                                                      -------         -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales charge imposed on purchases (as a percentage of offering price)......................     None            None
Maximum sales charge imposed on reinvested dividends...............................................     None            None
Maximum deferred sales charge......................................................................     None            5.00%
Redemption fee+....................................................................................     None            None
Exchange fee.......................................................................................     None            None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee.....................................................................................     0.50%           0.50%
12b-1 fee (net of reduction)*......................................................................     0.15%           1.00%
Other expenses**...................................................................................     0.56%           0.56%
Total Fund operating expenses (net of reduction)***................................................     1.21%           2.06%


  * The amount of the 12b-1 fee used to cover service expenses will be up to 0.15% and 0.25% of the Fund's average net assets attributable to Class A and Class B shares, respectively, and any remaining portion will be used to cover distribution expenses.
 ** Other Expenses include transfer agent, legal, audit, custody and other expenses.

*** Total Fund operating expenses in the table reflect the current agreement between the Fund and the Fund's distributor. In the future, the Class A distribution fee could increase to 0.25%, in which case the total Fund operating expenses of Class A shares would be 1.31%.

  + Redemption by wire fee (currently $4.00) not included.



                                   EXAMPLE:                                       1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                   --------                                       -------     --------     --------     ---------
You would pay the following expenses for the indicated period of years on a hypothetical $1,000 investment, assuming 5% annual return:
Class A Shares.................................................................     $12         $ 38         $ 67         $ 147
Class B Shares
    -- Assuming complete redemption at end of period...........................     $71         $ 95         $131         $ 217
    -- Assuming no redemption..................................................     $21         $ 65         $111         $ 217


(This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown).

  The Fund's payment of a distribution fee may result in a long-term shareholder indirectly paying more than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers, Inc.'s Rules of Fair Practice.

  The management and 12b-1 fees referred to above are more fully explained in this Prospectus under the caption "The Fund's Expenses" and in the Statement of Additional Information under the captions "Investment Advisory and Other Services" and "Distribution Contracts."

THE FUND'S FINANCIAL HIGHLIGHTS
  The information in the following table of financial highlights has been audited by Ernst & Young LLP, the Fund's independent auditors, whose unqualified report is included in the Statement of Additional Information. Class A shares are a new class of shares; no financial highlights exist for Class A shares. Further information about the performance of the Fund is contained in the Fund's Annual Report to shareholders which may be obtained free of charge by writing or telephoning John Hancock Investor Services Corporation ("Investor Services") at the address or telephone number listed on the front page of this Prospectus.


  Selected data for a Class B share outstanding throughout each period is as follows:

                                    SIX MONTHS
                                       ENDED                                YEAR ENDED OCTOBER 31,                   PERIOD ENDED
                                  APRIL 30, 1995  -------------------------------------------------------------       OCTOBER 31,
                                 (UNAUDITED)(1)    1994     1993     1992     1991     1990     1989     1988           1987(2)
                                ---------------   -------  -------  -------  -------  -------  -------  -------       ----------
Net asset value,
  beginning of
  period...................       $  1.00         $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00       $   1.00
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income.......      $  0.02           0.018    0.009    0.017    0.045    0.061    0.072    0.059         0.0007
LESS DISTRIBUTIONS
Dividends from net
  investment income.........        (0.02)         (0.018)  (0.009)  (0.017)  (0.045)  (0.061)  (0.072)  (0.059)       (0.0007)
                                   -------        -------  -------  -------  -------  -------  -------  -------        -------
Net asset value, end
  of period.................        $1.00           $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00          $1.00
                                   ======          ======  =======  =======  =======  =======  =======  =======       ========
Total Return(3).............        1.88%           1.87%    0.85%    1.73%    4.61%    6.30%    7.40%    6.06%          0.06%
                                   ======          ======  =======  =======  =======  =======  =======  =======       ========
RATIOS AND SUPPLEMENTAL DATA
Ratio of expenses to
  average net assets........        2.07%*          2.06%     2.44%     2.47%     2.23%    2.31%    2.59%    2.41%        0.03%
Ratio of expense reduction
  to average net assets.....            --             --        --       --    (0.12)%  (0.15)%  (0.47)%  (0.90)%      (0.02)%
                                   -------         -------  -------   -------   -------  -------  -------  -------      -------
Ratio of net expenses to
  average net assets........        2.07%*          2.06%     2.44%     2.47%     2.11%    2.16%    2.12%    1.51%        0.01%
                                   =======          ======  =======   =======   =======  =======  =======  =======      ========
Ratio of net investment
  income to average net
  assets....................        3.76%*          1.97%     0.85%     1.69%     4.45%    6.11%    7.16%    6.01%         0.07%
Net Assets, end of
  period (in thousands).....       $56,522        $58,366   $31,546   $31,480   $20,763  $21,099  $13,610  $ 7,692      $  2,535

---------------

(1) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser to the Fund.

(2) Financial highlights, including total return, are for the period from October 26, 1987 (date of the Fund's initial offering of shares to the public) to October 31, 1987 and have not been annualized.

(3) Total return does not include the effect of the contingent deferred sales charge.

 *  Annualized basis.


YIELD INFORMATION

For the seven days ended April 30, 1995, the Fund's annualized yield and effective yield on Class B shares was 4.04% and 4.12%, respectively. On April 30, 1995, the Fund's average portfolio maturity was 37 days.

Current information on the Fund's annualized yield during a recent seven-day period may be obtained by calling the Easi-Line at 1-800-338-8080 or a John Hancock customer service representative, 1-800-225-5291.


Yield for Class B shares reflect the deduction of the applicable contingent deferred sales charge imposed on a redemption of shares held for the applicable period. The yield of Class A and Class B shares will be calculated separately and, because each class is subject to different expenses, the yield may differ with respect to that class for the same period. For information on how the Fund calculates its annualized yield see the Statement of Additional Information.


INVESTMENT OBJECTIVE AND POLICIES

The Fund seeks to provide maximum current income consistent with capital preservation and liquidity. The Fund's investments will be subject to the market fluctuations and risks inherent in all securities, and there is no assurance that the investment objective will always be achieved.

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                   THE FUND SEEKS TO PROVIDE MAXIMUM CURRENT
                   INCOME CONSISTENT WITH CAPITAL
                   PRESERVATION AND LIQUIDITY.
-------------------------------------------------------------------------------


The Fund seeks to achieve its objective by investing in money market instruments including, but not limited to, U.S. Government, municipal and foreign governmental securities; obligations of supranational organizations (e.g. the World Bank and the International Monetary Fund); obligations of U.S. and foreign banks and other lending institutions; corporate obligations; repurchase agreements and reverse repurchase agreements. As a fundamental policy, the Fund may not invest more than 25% of its total assets in obligations issued by (i) foreign banks and (ii) foreign branches of U.S. banks where John Hancock Advisers, Inc. (the "Adviser"), the Fund's investment adviser, has determined that the U.S. bank is not unconditionally responsible for the payment obligations of the foreign branch. All of the Fund's investments will be denominated in U.S. dollars.


At the time the Fund acquires its investments, they will be rated (or issued by an issuer that is rated with respect to a comparable class of short-term debt obligations) in one of the two highest rating categories for short-term debt obligations assigned by at least two nationally recognized rating organizations (or one rating organization if the obligation was rated by only one such organization). These high quality securities are divided into "first tier" and "second tier" securities. First tier securities have received the highest rating from at least two rating organizations (or one, if only one has rated the security). Second tier securities have received ratings within the two highest categories from at least two rating agencies (or one, if only one has rated the security), but do not qualify as first tier securities. The Fund may also purchase obligations that are not rated, but are determined by the Adviser, based on procedures adopted by the Fund's Board of Directors, to be of comparable quality to rated first or second tier securities. The Fund may not purchase any second tier security if, as a result of its purchase (a) more than 5% of its total assets would be invested in second tier securities or (b) more than 1% of its total assets or $1 million (whichever is greater) would be invested in the second tier securities of a single issuer. For a description of the ratings assigned by the rating organizations, see the Statement of Additional Information.

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                   THE FUND INVESTS ONLY IN HIGH-QUALITY
                   SECURITIES BELIEVED TO PRESENT MINIMAL
                   CREDIT RISKS, UNDER PROCEDURES ADOPTED BY
                   THE BOARD OF DIRECTORS.
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                                        4

All of the Fund's investments will mature in 397 days or less. The Fund will maintain an average dollar-weighted portfolio maturity of 90 days or less.


The Fund has adopted certain investment restrictions that are enumerated in detail in the Statement of Additional Information, where they are classified as fundamental or nonfundamental. Those restrictions designated as fundamental may not be changed without shareholder approval. The Fund's investment objective and, except as otherwise expressly provided, its investment policies are nonfunda-


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                   BY LIMITING THE MATURITY OF ITS
                   INVESTMENTS, THE FUND SEEKS TO LESSEN THE
                   CHANGES IN THE VALUE OF ITS ASSETS CAUSED
                   BY MARKET FACTORS.
-------------------------------------------------------------------------------
mental and may be changed by a vote of the Board of Directors without shareholder approval. Notwithstanding the Fund's fundamental investment restriction prohibiting investments in other investment companies, the Fund may, pursuant to an order granted by the SEC, invest in other investment companies in connection with a deferred compensation plan for the non-interested directors of the John Hancock funds.

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                   THE FUND FOLLOWS CERTAIN POLICIES THAT MAY
                   HELP TO REDUCE INVESTMENT RISK.
-------------------------------------------------------------------------------

The primary consideration in choosing brokerage firms to carry out the Fund's transactions is execution at the most favorable prices, taking into account the broker's professional ability and quality of service. Consideration may also be given to the broker's sales of Fund shares. Pursuant to procedures determined by the Board of Directors, the Adviser may place securities transactions with brokers affiliated with the Adviser. The brokers include Tucker Anthony Incorporated, Sutro and Company, Inc. and John Hancock Distributors, Inc., which are indirectly owned by the John Hancock Mutual Life Insurance Company (the "Life Company"), which in turn indirectly owns the Adviser.

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                   BROKERS ARE CHOSEN ON BEST PRICE AND
                   EXECUTION.
-------------------------------------------------------------------------------

See "Investments, Techniques and Risk Factors" for more information about the Fund's investments.

ORGANIZATION AND MANAGEMENT OF THE FUND


The Fund is a diversified series of the Company, which is an open-end management investment company organized as a Maryland corporation in 1987. The Company reserves the right to create and issue a number of series of shares, or funds or classes of these series, which are separately managed and have different investment objectives. The Directors have authorized the issuance of three classes of the Fund, designated Class A, Class B and Class S. The shares of each class represent an interest in the same portfolio of investments of the Fund. Each class has equal rights as to voting, redemption, dividends and liquidation. However, each class is subject to different fees and expenses (which affect performance), has different minimum investment requirements, is entitled to different services and, in the case of Class S shares, may be offered only through certain brokers. Also, Class A, Class B and Class S shareholders have exclusive voting rights with respect to their distribution plans. Class S shares of the Fund are available exclusively to investors who maintain brokerage accounts with certain brokers who offer the Fund's shares as part of a sweep account arrangement. Class S shares are not subject to a sales charge on purchases, redemptions or reinvested dividends, nor are they subject to deferred sales charges or an exchange fee. Class S expenses are identical to those of Class A shares except that the 12b-1 fee is 0.40% of average daily net assets on Class S shares. Information regarding Class S shares may be obtained from an investor's sales representative or from the Fund by calling the number on the back cover of this Prospectus. The Company is not required to and does not intend to hold annual meetings of shareholders, although special meetings may be held for such purposes as electing or removing Directors, changing fundamental policies or approving a management contract. The Fund, under certain circumstances, will assist in shareholder communications with other shareholders of the Fund.


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                   THE BOARD OF DIRECTORS ELECTS OFFICERS AND
                   RETAINS THE INVESTMENT ADVISER WHO IS
                   RESPONSIBLE FOR THE DAY-TO-DAY OPERATIONS
                   OF THE FUND, SUBJECT TO THE BOARD OF
                   DIRECTORS' POLICIES AND SUPERVISION.
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                                        5

The Adviser was organized in 1968 and is a wholly-owned indirect subsidiary of the Life Company, a financial services company. The Adviser provides the Fund, and other investment companies in the John Hancock group of funds, with investment research and portfolio management services. John Hancock Funds, Inc. ("John Hancock Funds") distributes shares for all of the John Hancock mutual funds through brokers who have arrangements with John Hancock Funds ("Selling Brokers"). Certain Fund officers are also officers of the Adviser and John Hancock Funds.

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                   JOHN HANCOCK ADVISERS, INC. ADVISES
                   INVESTMENT COMPANIES HAVING A TOTAL ASSET
                   VALUE OF MORE THAN $13 BILLION.
-------------------------------------------------------------------------------

In order to avoid any conflict with portfolio trades for the Fund, the Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. Some of these restrictions are: preclearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

THE FUND'S EXPENSES

For managing its investment and business affairs, the Fund pays a monthly fee to the Adviser based on a stated percentage of the Fund's average daily net assets. During the fiscal year ended October 31, 1994, the Fund paid advisory fees in an amount equal to 0.50% of the Fund's average daily net assets to the Fund's former investment adviser.

The Class A and Class B shareholders have adopted distribution plans (each a "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). Under these Plans, John Hancock Funds and the Fund have agreed to limit the distribution and service fees pursuant to the Plans to 0.15% of the Class A shares' average daily net assets and to 1.00% of the Class B shares' average daily net assets. In the future, the Class A distribution fee could increase to 0.25%. In the case of the Class A Plan and the Class B Plan, up to 0.15% and 0.25%, respectively, is for service expenses and the remaining amount is for distribution expenses. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to:
(i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares;
(ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; (iii) unreimbursed distribution expenses under the Fund's prior distribution plans for Class B shares; (iv) distribution expenses incurred by other investment companies which sell all or substantially all of their assets to, merge with or otherwise engage in a reorganization transaction with the Fund; and (v) with respect to Class B shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers for providing personal and account maintenance services to shareholders.

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                   THE FUND PAYS DISTRIBUTION AND SERVICE
                   FEES FOR MARKETING AND SALES-RELATED
                   SHAREHOLDER SERVICING.
-------------------------------------------------------------------------------

In the event John Hancock Funds is not fully reimbursed for payments it makes or expenses it incurs under the Class A Plan, these expenses will not be carried beyond one year from the date they were incurred. Unreimbursed expenses under the Class B Plan will be carried forward together with interest on the balance of these unreimbursed expenses.

For the fiscal year ended October 31, 1994, an aggregate of $1,233,281 of distribution expenses or 2.88% of the average net assets of the Fund's Class B shares was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods.

The higher ongoing distribution fee of Class B shares will cause these shares to have higher expenses than Class A shares. To the extent that any dividends are paid by the Fund, these higher expenses will also result in lower dividends than those paid on Class A shares.

Information on the Fund's total expenses is in the Financial Highlights section of this Prospectus.

DIVIDENDS AND TAXES

DIVIDENDS. The Fund generally declares dividends daily and distributes dividends monthly, representing all or substantially all of its net investment income.



Purchase orders which are received together with Federal funds by wire before 12:00 noon New York time will receive the dividend declared that day and other purchase orders, including any order with payment other than by Federal funds, will begin receiving dividends the following business day. Redemption orders received prior to 12:00 noon New York time will not receive that day's dividends.



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                   THE FUND GENERALLY DECLARES DIVIDENDS
                   DAILY AND DISTRIBUTES DIVIDENDS MONTHLY.

-------------------------------------------------------------------------------

Dividends are reinvested in additional shares of your class unless you elect the option to receive them in cash. If you elect the cash option and the U.S. Postal Service cannot deliver your checks, your election will be converted to the reinvestment option. Because of the higher expenses associated with Class B shares, any dividend on these shares will be lower than those on the Class A shares. See "Share Price."

TAXATION. Dividends from the Fund's net investment income and net short-term capital gains are taxable to you as ordinary income. Dividends from the Fund's net long-term capital gains, if any, are taxable as long-term capital gain. The Fund does not anticipate that it will generally realize any long-term capital gains. Dividends are taxable, whether received in cash or reinvested in additional shares. Certain dividends may be paid by the Fund in January of a given year but may be treated as if you received them the previous December. The Fund will send you a statement by January 31 showing the federal tax status of the dividends you received for the prior year.

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund will not be subject to Federal income tax on any net investment income or net realized capital gains distributed to its shareholders within the time period prescribed by the Code.

On the account application, you must certify that the social security or other taxpayer identification number you provide is your correct number and that you are not subject to backup withholding of Federal income tax. If you do not provide this information or are otherwise subject to this withholding, the Fund may be required to withhold 31% of your dividends.

In addition to Federal taxes, you may be subject to state and local or foreign taxes with respect to your investment in and distributions from the Fund. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Non-U.S. shareholders and tax-exempt shareholders are subject to different tax rules not described herein. You should consult your tax adviser for specific advice.

HOW TO BUY SHARES


Initial purchases of Class A and Class B shares of the Fund may be made either directly or by exchanging amounts from the same class of another John Hancock mutual fund.



Due to the fee under the distribution plan and the contingent deferred sales charge, Class B shares of the Fund are intended only as a temporary investment pending exchanges into Class B shares of other John Hancock mutual funds. If you do not intend to exchange your shares of the Fund for Class B shares of another John Hancock mutual fund, you should purchase Class A shares.

--------------------------------------------------------------------------------


    The minimum initial investment in Class A and Class B shares is $1,000 ($250 for group investments and retirement plans). Complete the Account Application attached to this Prospectus. Indicate whether you are making an initial purchase of Class A or Class B shares. If you do not specify which class of shares you are purchasing,
    Investor Services will assume that you are investing in Class A shares.


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                   OPENING AN ACCOUNT
-------------------------------------------------------------------------------


---------------------------------------------------------------------------------
    BY CHECK      1.   Make your check payable to John Hancock Investor Services
                       Corporation, P.O. Box 9115, Boston, MA 02205-9115.
                  2.   Deliver the completed application and check to your registered representative or Selling Broker or mail it directly to
                       Investor Services.
---------------------------------------------------------------------------------
    BY WIRE       1.   Obtain an account number by contacting your registered
                       representative or Selling Broker, or by calling 1-800-225-5291.
                  2.   Instruct your bank to wire funds to:
                       First Signature Bank & Trust
                           John Hancock Deposit Account No. 900000260
                           ABA Routing No. 211475000
                           For credit to: John Hancock Money Market Fund
                           Class A or Class B shares
                           Your Account Number Name(s) under which account is
                           registered
                  3.   Deliver the completed application to your registered
                       representative or Selling Broker or mail it directly to
                       Investor Services.
                  4.   SAME DAY. To receive the dividend declared on the same day you wire funds, you must telephone your order to Investor Services toll free 1-800-225-5291 by 12:00 noon New York time that day.
                       See "Dividends and Taxation."
---------------------------------------------------------------------------------
    MONTHLY       1.   Complete the "Automatic Investing" and "Bank Information"
    AUTOMATIC          sections on the Account Privileges Application designating a
    ACCUMULATION       bank account from which funds may be drawn.


-------------------------------------------------------------------------------

                   BUYING ADDITIONAL CLASS A AND CLASS B
                   SHARES

-------------------------------------------------------------------------------


    PROGRAM       2.   The amount you elect to invest will be automatically withdrawn
    (MAAP)             from your bank or credit union account.
---------------------------------------------------------------------------------
    BY TELEPHONE  1.   Complete the "Invest-By-Phone" and "Bank Information" sections on the Account Privileges Application designating a bank
                       account from which your funds may be drawn. Note that in order to invest by phone, your account must be in a bank or credit union that is a member of the Automated Clearing House system
                       (ACH).
                  2.   After your authorization form has been processed, you may
                       purchase additional Class A or Class B shares by calling
                       Investor Services toll-free 1-800-225-5291.
                  3.   Give the Investor Services representative the name(s) in which your account is registered, the Fund name, the class of shares you own, your account number, and the amount you wish to invest in Class A shares.
                  4.   Your investment normally will be credited to your account the business day following your phone request.
---------------------------------------------------------------------------------
    BY CHECK      1.   Either complete the detachable stub included on your account statement or include a note with your investment listing the name of the Fund, the class of shares you own, your account number and the name(s) in which the account is registered.
                  2.   Make your check payable to John Hancock Investor Services
                       Corporation.
                  3.   Mail the account information and check to:
                       John Hancock Investor Services Corporation
                       P.O. Box 9115
                       Boston, MA 02205-9115
                       or deliver it to your registered representative or Selling
                       Broker.
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------


    BY WIRE       Instruct your bank to wire funds to:
                       First Signature Bank & Trust
                       John Hancock Deposit Account No. 900000260
                       ABA Routing No. 211475000
                       For credit to: John Hancock Money Market Fund
                       Class A or Class B shares
                       Your Account Number
                       Name(s) under which account is registered
                       SAME DAY. To receive the dividend declared on the same day you wire funds, you must telephone your order to Investor Services toll free 1-800-225-5291 by 12:00 noon New York time that day.
                       See "Dividends and Taxation."
---------------------------------------------------------------------------------
    Other Requirements: All purchases must be made in U.S. dollars. Checks written on foreign banks will delay purchases until U.S. funds are received, and a collection charge may be imposed. Shares of the Fund are priced at the offering price based on the net asset value computed after Investor Services receives notification of the dollar equivalent from the Fund's custodian bank. Wire purchases normally take two or more hours to complete and, to be accepted the same day, must be received by 4:00 p.m., New York time. Your bank may charge a fee to wire funds. Telephone transactions are recorded to verify information. Certificates are not issued unless a request is made to Investor Services.
---------------------------------------------------------------------------------


You will receive a statement of your account after any transaction that affects your share balance or registration (statements related to reinvestment of dividends and automatic investment/withdrawal plans will be sent to you quarterly). A tax information statement will be mailed to you by January 31 of each year.

-------------------------------------------------------------------------------
                   YOU WILL RECEIVE STATEMENTS REGARDING YOUR
                   ACCOUNT, WHICH YOU SHOULD KEEP TO HELP
                   WITH YOUR PERSONAL RECORDKEEPING.
-------------------------------------------------------------------------------
SHARE PRICE
The net asset value per share ("NAV") is the value of one share. The NAV is calculated by dividing the net assets of each class by the number of outstanding shares of that class. The NAV of each class can differ. Securities in the Fund's portfolio are valued at amortized cost, which the Board of Directors has determined approximates market value. Under the amortized cost pricing method, a portfolio investment is valued at its cost and thereafter any discount or premium is amortized to maturity, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost pricing facilitates the maintenance of a $1.00 constant net asset value per share, but, of course, this cannot be guaranteed.

-------------------------------------------------------------------------------
                   THE PRICE OF YOUR SHARES IS THEIR NET
                   ASSET VALUE PER SHARE, WHICH WILL NORMALLY
                   BE CONSTANT AT $1.00.
-------------------------------------------------------------------------------
The NAV is calculated twice daily, at 12:00 noon Eastern time and as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally at 4:00 P.M., New York time) on each day that the Exchange is open.

The price you pay for shares of the Fund equals the NAV computed after your investment is accepted in good order by John Hancock Funds, which will normally be constant at $1.00 per share. If you buy shares of the Fund through a Selling Broker, the Selling Broker must receive your investment before the close of regular trading on the Exchange and transmit it to John Hancock Funds before its close of business to receive that day's price.


CLASS A SHARES. You will not incur a sales charge when you purchase Class A shares.

CLASS B SHARES -- CONTINGENT DEFERRED SALES CHARGE. Class B shares are offered at net asset value per share without an initial sales charge. However, Class B shares redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth below. This charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B shares being redeemed. Accordingly, you will not be assessed a CDSC on increases in account value above the initial purchase price, including Class B shares derived from dividend reinvestment.


In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from Class B shares you have held beyond the applicable CDSC redemption period or those you acquired through reinvestment of dividends, and next from the Class B shares you have held the longest during the CDSC redemption period. The CDSC is waived on redemptions in certain circumstances. See discussion "Waiver of Contingent Deferred Sales Charges" below.



Proceeds from the CDSC are paid to John Hancock Funds. John Hancock Funds uses part of them to defray its expenses related to providing the Fund with distribution services to the Fund in connection with the sale of the Class B shares, such as compensating Selling Brokers for selling these shares. The combination of the CDSC and the distribution and service fees makes it possible for the Fund to sell the Class B shares without deducting a sales charge at the time of the purchase.



The amount of the CDSC, if any, will vary depending on the number of years from the time you purchased your Class B shares or you purchased Class B shares of another John Hancock mutual fund which were subsequently exchanged into Class B shares of the Fund until the time you redeem your Class B shares of the Fund. Solely for the purpose of determining this holding period, any payments you make during the month will be aggregated and deemed to have been made on the last day of the month.



                                                          CONTINGENT DEFERRED SALES
                YEAR IN WHICH CLASS B SHARES              CHARGE AS A PERCENTAGE OF
                 REDEEMED FOLLOWING PURCHASE                   AMOUNT REDEEMED
                ----------------------------              -------------------------
                First                                           5.0%
                Second                                          4.0%
                Third                                           3.0%
                Fourth                                          3.0%
                Fifth                                           2.0%
                Sixth                                           1.0%
                Seventh and thereafter                          None



A commission equal to 3.75% of the amount invested and a first year's service fee equal to 0.25% of the amount invested are paid to Selling Brokers. The initial service fee is paid in advance at the time of sale for the provision of personal and account maintenance services to shareholders during the twelve months following the sale, and thereafter the service fee is paid in arrears.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES. The CDSC will be waived on redemptions of Class B shares and of Class A shares that are subject to a CDSC, unless indicated otherwise, in these circumstances:



- Redemptions of Class B shares made under Systematic Withdrawal Plan (see "How to Redeem Shares"), as long as your annual redemptions do not exceed 10% of your account value, at the time you establish your Systematic Withdrawal Plan and 10% of the value of your subsequent investments (less redemptions) in that account at the time you notify Investor Services. This waiver does not apply to systematic withdrawal plan redemptions of Class A shares that are subject to a CDSC.


-------------------------------------------------------------------------------

                   UNDER CERTAIN CIRCUMSTANCES, THE CDSC ON
                   CLASS B SHARE AND CERTAIN CLASS A SHARE
                   REDEMPTIONS WILL BE WAIVED.

-------------------------------------------------------------------------------
- Redemptions made to effect distributions from an Individual Retirement Account either before or after age 59 1/2, as long as the distributions are based on the life expectancy or the joint-and-last survivor life expectancy of you and your beneficiary. These distributions must be free from penalty under the Code.
- Redemptions made to effect mandatory distributions under the Code after age
  70 1/2 from a tax-deferred retirement plan.
- Redemptions made to effect distributions to participants or beneficiaries from certain employer-sponsored retirement plans including those qualified under
  Section 401(a) of the Code, custodial accounts under Section 403(b)(7) of the Code and deferred compensation plans under Section 457 of the Code. The waiver also applies to certain returns of excess contributions made to these plans. In all cases, the distributions must be free from penalty under the Code.
- Redemptions due to death or disability.
- Redemptions made under the Reinvestment Privilege, as described in "Additional Services and Programs" of this Prospectus.
- Redemptions made pursuant to the Fund's right to liquidate your account if you have less than $500 invested in the Fund.
- Redemptions made in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.
- Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992.

If you qualify for a CDSC waiver under one of these situations, you must notify Investor Services either directly or through your Selling Broker at the time you make your redemption. The waiver will be granted once Investor Services has confirmed that you are entitled to the waiver.


CONVERSION OF CLASS B SHARES. Your Class B shares and an appropriate portion of reinvested dividends on those shares will be converted into Class A shares automatically. This will occur no later than the month following eight years after the shares were purchased, and will result in lower annual distribution fees. If you exchanged Class B shares into this Fund from another John Hancock fund, the calculation will be based on the time you purchased the shares in the original fund. The Fund has been advised that the conversion of Class B shares to Class A shares should not be taxable for Federal income tax purposes, nor should it change your tax basis or tax holding period for the converted shares.


HOW TO REDEEM SHARES
You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the next NAV calculated after your redemption request is received in good order by Investor Services, less any applicable CDSC. The Fund may hold payment until reasonably satisfied that investments which were recently made by check or Invest-by-Phone have been collected (which may take up to 10 calendar days).

-------------------------------------------------------------------------------
                   TO ASSURE ACCEPTANCE OF YOUR REDEMPTION
                   REQUEST, PLEASE FOLLOW THESE PROCEDURES.
-------------------------------------------------------------------------------

Once your shares are redeemed, the Fund generally sends you payment on the next business day. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by Federal securities laws.
--------------------------------------------------------------------------------

    BY CHECK      You may elect the checkwriting privilege which allows you to write checks in amounts from a minimum of $100. Checks may not be written against shares in your account which have been purchased within the last 10 days, except for shares purchased by wire transfer (which are immediately available).
---------------------------------------------------------------------------------
    BY TELEPHONE  All Fund shareholders are automatically eligible for the telephone redemption privilege. Call 1-800-225-5291, from 8:00
                  A.M. to 4:00 P.M. (New York time), Monday through Friday,
                  excluding days on which the Exchange is closed. Investor Services employs the following procedures to confirm that instructions received by telephone are genuine. Your name, the account number, taxpayer identification number applicable to the account and other relevant information may be requested. In addition,
                  telephone instructions are recorded.
                  You may redeem up to $100,000 by telephone, but the address on the account must not have changed for the last thirty days. A check will be mailed to the exact name(s) and address shown on the account.
                  If reasonable procedures, such as those described above, are not followed, the Fund may be liable for any loss due to unauthorized or fraudulent telephone instructions. In all other cases, neither the Fund nor Investor Services will be liable for any loss or expense for acting upon telephone instructions made in accordance with the telephone transaction procedures mentioned above.
                  Telephone redemption is not available for IRAs or other
                  tax-qualified retirement plans or shares of the Fund that are in certificated form.
                  During periods of extreme economic conditions or market changes, telephone requests may be difficult to implement due to a large volume of calls. During these times, you should consider placing redemption requests in writing or use EASI-Line. EASI-Line's telephone number is 1-800-338-8080.
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    BY WIRE       If you have a telephone redemption form on file with the Fund, redemption proceeds of $1,000 or more can be wired to your designated bank account, and a fee (currently $4.00) will be deducted.
                  SAME DAY. To receive redemption proceeds the same day, you must telephone Investor Services at 1-800-225-5291 before 12:00 noon
                  New York time. Dividends will not be received for that day.
                  NEXT DAY. If same day wiring is not so requested, redemption proceeds will be wired on the next business day.
                  You may also use electronic funds transfer to your assigned bank account, and the funds are usually collectible after two business days. Your bank may or may not charge a fee for this service.
                  Redemptions of less than $1,000 will be sent by check or
                  electronic funds transfer.
                  This feature may be elected by completing the "Telephone
                  Redemption" section on the Account Privileges Application
                  included with this Prospectus.
---------------------------------------------------------------------------------
    IN WRITING    Send a stock power or "letter of instruction" specifying the name of the Fund, the dollar amount or the number of shares to be redeemed, your name, class of shares, your account number and the additional requirements listed below that apply to your
                  particular account.
---------------------------------------------------------------------------------

       TYPE OF
    REGISTRATION                            REQUIREMENTS
    ------------- -----------------------------------------------------------------
    Individual, Joint Tenants, Sole   A letter of instruction signed (with titles
      Proprietorship, Custodial       where applicable) by all persons authorized to
      (Uniform Gifts or Transfer to   sign for the account, exactly as it is
      Minors Act), General Partners   registered with the signature(s) guaranteed.
    Corporation, Association          A letter of instruction and a corporate
                                      resolution, signed by person(s) authorized to
                                      act on the account with the signature(s)
                                      guaranteed.
    Trusts                            A letter of instruction signed by the
                                      Trustee(s) with the signature(s) guaranteed.
                                      (If the Trustee's name is not registered on
                                      your account, also provide a copy of the trust
                                      document, certified within the last 60 days.)
    If you do not fall into any of these registration categories, please call
    1-800-225-5291 for further instructions.
    A signature guarantee is a widely accepted way to protect you and the Fund by verifying the signature on your request. It may not be provided by a notary public. If the net asset value of the shares redeemed is $100,000 or less, John
    Hancock Funds may guarantee the signature. The following institutions may provide you with a signature guarantee, provided that the institution meets credit standards established by Investor Services: (i) a bank; (ii) a securities broker or dealer, including a government or municipal securities broker or dealer, that is a member of a clearing corporation or meets certain net capital requirements; (iii) a credit union having authority to issue signature guarantees; (iv) a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association; or (v) a national securities exchange, a registered securities exchange or a clearing agency.


-------------------------------------------------------------------------------
                   WHO MAY GUARANTEE YOUR SIGNATURE.
-------------------------------------------------------------------------------

---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    THROUGH YOUR BROKER.  Your broker may be able to initiate the redemption.
    Contact your broker for instructions.

-------------------------------------------------------------------------------
                   ADDITIONAL INFORMATION ABOUT REDEMPTIONS.
-------------------------------------------------------------------------------

---------------------------------------------------------------------------------
    If you have certificates for your shares, you must submit them with your stock power or a letter of instructions. Unless you specify to the contrary, any outstanding Class A shares will be redeemed before Class B shares. You may not redeem certificated shares by telephone.
    Due to the proportionately high cost of maintaining small accounts, the Fund reserves the right to redeem at net asset value all shares in an account which holds less than $500 (except accounts under retirement plans) and to mail the proceeds to the shareholder, or the transfer agent may impose an annual fee of
    $10.00. No account will be involuntarily redeemed or additional fee imposed, if the value of the account is in excess of the Fund's minimum initial investment or if the value of the account falls below the required minimum as a result of market action. No CDSC will be imposed on involuntary redemptions of shares.
    Shareholders will be notified before these redemptions are to be made or this fee is imposed and will have 60 days to purchase additional shares to bring their account balance up to the required minimum. Unless the number of shares acquired by further purchases and dividend reinvestments, if any, exceeds the number of shares redeemed, repeated redemptions from a smaller account may eventually trigger this policy.
---------------------------------------------------------------------------------

ADDITIONAL SERVICES AND PROGRAMS

EXCHANGE PRIVILEGE
John Hancock offers other funds with a wide range of investment goals. Contact your registered representative or Selling Broker and request a prospectus for the John Hancock funds that interest you. Read the prospectus carefully before exchanging your shares. You can exchange shares of each class of the Fund only for shares of the same class of another John Hancock fund. For this purpose, John Hancock funds with only one class of shares will be treated as Class A, whether or not they have been so designated.

-------------------------------------------------------------------------------
                   YOU MAY EXCHANGE SHARES OF THE FUND ONLY
                   FOR SHARES OF THE SAME CLASS OF ANOTHER
                   JOHN HANCOCK FUND.
-------------------------------------------------------------------------------


Exchanges of Class A shares into Class A shares of another John Hancock fund which carry a front-end sales charge will be subject to the sales charge described in that fund's prospectus. Class A shares of the Fund acquired by exchange of shares of another fund on which a front-end sales charge was previously paid are exchanged at net asset value. Class B shares and certain Class A shares of the Fund (those that are subject to a CDSC) may be exchanged into Class B shares of another John Hancock fund without incurring the CDSC; however, these shares will be subject to the CDSC schedule of the shares acquired (except that exchanges into John Hancock Short-Term Strategic Income Fund, John Hancock Limited-Term Government Fund and John Hancock Intermediate Government Fund will be subject to the initial fund's CDSC unless your initial investment in the Fund resulted from an exchange from one of those funds, in which case the exchange will be subject to the respective CDSC schedule set forth in one of these funds' prospectuses). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.


When you make an exchange, your account registration in both the existing and new account must be identical. The exchange privilege is available only in states where the exchange can be made legally.

Under exchange agreements with John Hancock Funds, certain dealers, brokers and investment advisers may exchange their clients' Fund shares, subject to the terms of those agreements and John Hancock Funds' right to reject or suspend those exchanges at any time. Because of the restrictions and procedures under those agreements, the exchanges may be subject to timing limitations and other restrictions that do not apply to exchanges requested by shareholders directly, as described above.


Because Fund performance and shareholders can be hurt by excessive trading, the Fund reserves the right to terminate the exchange privilege for any person or group that, in John Hancock Funds' judgment, is involved in a pattern of exchanges that coincide with a "market timing" strategy that may disrupt the Fund's ability to invest effectively according to its investment objective and policies, or might otherwise affect the Fund and its shareholders adversely. The Fund may also temporarily or permanently terminate the exchange privilege for any person who makes seven or more exchanges out of the Fund per calendar year. Accounts under common control or ownership will be aggregated for this purpose. Although the Fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time.


BY TELEPHONE
1. When you complete the application for your initial purchase of Fund shares, you automatically authorize exchanges by telephone unless you check the box indicating that you do not wish to authorize telephone exchanges.

2. Call 1-800-225-5291. Have the account number of your current fund and the exact name in which it is registered available to give to the telephone representative.

3. Your name, the account number, taxpayer identification number applicable to the account and other relevant information may be requested. In addition, telephone instructions are recorded.

IN WRITING
1.  In a letter, request an exchange and list the following:

     -- the name and class of the Fund whose shares you currently own

     -- your account number

     -- the name(s) in which the account is registered

     -- the name of the fund in which you wish your exchange to be invested

     -- the number of shares, all shares or dollar amount you wish to exchange

     Sign your request exactly as the account is registered.

2.  Mail the request and information to:

    John Hancock Investor Services Corporation
    P.O. Box 9116
    Boston, Massachusetts 02205-9116

SYSTEMATIC WITHDRAWAL PLAN
1. You can elect the Systematic Withdrawal Plan at any time by completing the Account Privileges Application which is attached to this Prospectus. You can also obtain this application by calling your registered representative or by calling 1-800-225-5291.

2.  To be eligible, you must have at least $5,000 in your account.

-------------------------------------------------------------------------------
                   YOU CAN PAY ROUTINE BILLS FROM YOUR
                   ACCOUNT, OR MAKE PERIODIC DISBURSEMENTS OF
                   FUNDS FROM YOUR RETIREMENT ACCOUNT TO
                   COMPLY WITH IRS REGULATIONS.
-------------------------------------------------------------------------------

3. Payments from your account can be made monthly, quarterly, semi-annually or annually or on a selected monthly basis to yourself or any other designated payee.

4. There is no limit on the number of payees you may authorize, but all payments must be made at the same time or intervals.

5. Redemptions will be discontinued if the U.S. Postal Service cannot deliver your checks or if deposits to a bank account are returned for any reason.


MONTHLY AUTOMATIC ACCUMULATION PROGRAM (MAAP)



1. You can authorize an investment to be automatically withdrawn each month from your bank, for investment in shares under the "Automatic Investing" and "Bank Information" sections of the Account Privileges Application.


-------------------------------------------------------------------------------
                   YOU CAN MAKE AUTOMATIC INVESTMENTS AND
                   SIMPLIFY YOUR INVESTING.
-------------------------------------------------------------------------------

Sign your request exactly as the account is registered.

2.  Mail the request and information to:

    John Hancock Investor Services Corporation
    P.O. Box 9116
    Boston, Massachusetts 02205-9116

3. You can also authorize automatic investment through payroll deduction by completing the "Direct Deposit Investing" section of the Account Privileges Application.

4. You can terminate your Monthly Automatic Accumulation Program plan at any time.

5. There is no charge to you for this program, and there is no cost to the Fund.

6. If you have payments being withdrawn from a bank account and we are notified that the account has been closed, your withdrawals will be discontinued.

RETIREMENT PLANS
1. You may use the Fund as a funding medium for various types of qualified retirement plans, including Individual Retirement Accounts, Keogh Plans (H.R.
   10), Pension and Profit Sharing Plans (including 401(k) Plans), Tax Sheltered Annuity Retirement Plans (403(b) Plans) and Section 457 Plans.

2. The initial investment minimum or aggregate minimum for any of the above plans is $250. However, accounts being established as group IRA, SEP, SARSEP, TSA, 401(k) and Section 457 Plans will be accepted without an initial minimum investment.

INVESTMENTS, TECHNIQUES AND RISK FACTORS
SECURITIES OF FOREIGN ISSUERS. Foreign issuers may not be subject to accounting standards and government supervision comparable to U.S. companies and there is often less publicly available information about their operations. Foreign markets generally provide less liquidity than U.S. markets (and thus potentially greater price volatility), and typically provide fewer regulatory protections for investors. Foreign securities can also be affected by political or financial instability abroad. Foreign branches of United States banks may be subject to less stringent reserve requirements than domestic branches. United States branches and agencies of foreign banks and foreign branches of United States banks may provide less public information than, and may not be subject to, the same accounting, auditing and financial record-keeping standards as domestic banks.


RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 10% of its net assets in illiquid investments, which include repurchase agreements maturing in more than seven days, restricted securities and securities not readily marketable. The Fund may also invest in restricted securities eligible for resale to certain institutional investors pursuant to Rule 144A under the Securities Act of 1933. These purchases are subject to the Fund's investment restriction limiting all illiquid securities held by the Fund to not more than 10% of the Fund's net assets.


LENDING OF SECURITIES. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the loaned securities. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value in excess of 30% of its total assets.

REPURCHASE AGREEMENTS, FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. The Fund may enter into repurchase agreements and may purchase securities on a forward commitment or when-issued basis. In a repurchase agreement, the Fund buys a security subject to the right and obligation to sell it back to the seller at a higher price. These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party defaults its obligation and the Fund is delayed in or prevented from liquidating the collateral. The Fund will segregate in a separate account cash or liquid, high grade debt securities equal in value to its forward commitments and when-issued securities. Purchasing debt securities for future delivery or on a when-issued basis may increase the Fund's overall investment exposure and involves a risk of loss if the value of the securities declines before the settlement date.

                                     NOTES

                                           JOHN HANCOCK
JOHN HANCOCK                               MONEY MARKET
MONEY MARKET FUND                          FUND

   INVESTMENT ADVISER
   John Hancock Advisers, Inc.
   101 Huntington Avenue
   Boston, Massachusetts 02199-7603
                                           CLASS A AND CLASS B SHARES
   PRINCIPAL DISTRIBUTOR                   PROSPECTUS
   John Hancock Funds, Inc.                SEPTEMBER 12, 1995
   101 Huntington Avenue
   Boston, Massachusetts 02199-7603
                                           A MONEY MARKET FUND THAT
                                           SEEKS TO PROVIDE MAXIMUM
                                           CURRENT INCOME CONSISTENT
                                           WITH CAPITAL PRESERVATION
                                           AND LIQUIDITY.
   CUSTODIAN

   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110


   TRANSFER AGENT
   John Hancock Investor Services
   Corporation
   P.O. Box 9116
   Boston, Massachusetts 02205-9116

   INDEPENDENT AUDITORS
   Ernst & Young LLP
   200 Clarendon Street
   Boston, Massachusetts 02116

HOW TO OBTAIN INFORMATION
ABOUT THE FUND

For Service Information
For Telephone Exchange call 1-800-225-5291

For Investment-by-Phone
For Telephone Redemption
For TDD call 1-800-554-6713                101 HUNTINGTON AVENUE
                                           BOSTON, MASSACHUSETTS 02199-7603
                                           TELEPHONE 1-800-225-5291


4400P 9/95(LOGO)   Printed on Recycled Paper

                         JOHN HANCOCK MONEY MARKET FUND

CLASS S SHARES
PROSPECTUS
SEPTEMBER 12, 1995
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----
Expense Information ......................................................     2
The Fund's Financial Highlights ..........................................     3
Yield Information ........................................................     5
Investment Objective and Policies ........................................     5
Organization and Management of the Fund ..................................     7
The Fund's Expenses ......................................................    10
Dividends and Taxes ......................................................    10
How to Buy Class S Shares ................................................    12
Share Price ..............................................................    12
How to Redeem Class S Shares .............................................    13
Investments, Techniques and Risk Factors .................................    14


         This Prospectus sets forth the information about Class S shares of John Hancock Money Market Fund (the "Fund"), a diversified series of John Hancock Series, Inc. (the "Company"), that you should know before investing. Please read and retain it for future reference. Class S shares of the Fund are offered exclusively to investors who maintain brokerage accounts with certain brokers who offer the Fund's shares as part of a sweep account (the "Selling Broker"). To invest in Class S shares of the Fund, the credit balances in your brokerage account will be automatically invested or "swept" into the Fund, subject to the terms of your brokerage account agreement.

         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

         Additional information about the Fund and the Company has been filed with the Securities and Exchange Commission (the "SEC"). You can obtain a copy of the Fund's Statement of Additional Information for Class S shares, dated September 12, 1995, and incorporated by reference into this Prospectus, free of charge by writing or telephoning: John Hancock Investor Services Corporation, P.O. Box 9116, Boston, Massachusetts 02205-9116, 1-800-225-5291 (1-800-554-6713
TDD). If you have any service related questions you should contact your Selling Broker.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE INFORMATION

         The purpose of the following information is to help you to understand the various fees and expenses you will bear, directly or indirectly, when you purchase Class S shares of the Fund. The operating expenses included in the table and hypothetical example below are based on fees and expenses of the Class B shares of the Fund for the fiscal year ended October 31, 1994. No Class S shares were actually outstanding during the period. Actual fees and expenses of Class S shares in the future may be greater or less than those indicated.


SHAREHOLDER TRANSACTION EXPENSES
Maximum sales charge imposed on purchases
 (as a percentage of offering price) ....................................  None
Maximum sales charge imposed on
 reinvested dividends ...................................................  None
Maximum deferred sales charge ...........................................  None
Redemption fee+ .........................................................  None
Exchange fee ............................................................  None

ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Management fee ..........................................................  0.50%
12b-1 fee* ..............................................................  0.40%
Other expenses** ........................................................  0.56%
Total Fund operating expenses ...........................................  1.46%


+       Redemption by wire fee (currently $4.00) not included.

* The amount of the 12b-1 fee used to cover service expenses will be up to 0.25% of the Fund's average net assets, and the remaining portion will be used to cover distribution expenses.

** Other Expenses include transfer agent, legal, audit, custody and other expenses.

In addition to the above expenses, the Selling Broker with whom a shareholder maintains a sweep account may charge an annual administration fee for making the account available.

              EXAMPLE:                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                             ------   -------   -------   --------
You would pay the following expenses
 for the indicated period of years on
 a hypothetical $1,000 investment,
 assuming 5% annual return.................    $15      $46       $80       $175


      (This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown).

            The Fund's payment of a distribution fee may result in a long-term shareholder indirectly paying more than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers, Inc.'s Rules of Fair Practice.

            The management and 12b-1 fees referred to above are more fully explained in this Prospectus under the caption "The Fund's Expenses" and in the Statement of Additional Information under the captions "Investment Advisory and Other Services" and "Distribution Contract."

      THE FUND'S FINANCIAL HIGHLIGHTS

            The information in the following table of financial highlights has been audited by Ernst & Young LLP, the Fund's independent auditors, whose unqualified report is included in the Statement of Additional Information. Class S shares are a new class of shares; no financial highlights exist for Class S shares. Further information about the performance of the Fund is contained in the Fund's Annual Report to shareholders, which may be obtained free of charge by writing or telephoning John Hancock Investor Services Corporation ("Investor Services") at the address or telephone number listed on the front page of this Prospectus.

      Selected data for a Class B share outstanding throughout each period is as follows:


                                      SIX MONTHS ENDED                 YEAR ENDED OCTOBER 31,
                                       APRIL 30, 1995                  ----------------------
                                       (UNAUDITED)(1)        1994         1993        1992        1991
                                      ----------------       ----         ----        ----        ----
Net asset value, beginning
 of period..........................        $1.00            $1.00        $1.00       $1.00       $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income...............        $0.02            0.018        0.009       0.017       0.045

LESS DISTRIBUTIONS
Dividends from net investment
 income.............................        (0.02)          (0.018)      (0.009)     (0.017)     (0.045)
                                         --------          -------     --------     -------     -------
Net asset value, end
 of period..........................        $1.00            $1.00        $1.00       $1.00       $1.00
                                         ========          =======     ========     =======     =======

Total Return(3).....................         1.88%            1.87%        0.85%       1.73%       4.61%
                                         ========          =======     ========     =======     =======

RATIOS AND SUPPLEMENTAL DATA
Ratio of expenses to average
 net assets.........................         2.07%*           2.06%        2.44%       2.47%       2.23%
Ratio of expense reduction
 to average net assets..............           --               --           --          --       (0.12)%
                                         --------          -------     --------     -------     -------
Ratio of net expenses to
 average net assets.................         2.07%*           2.06%        2.44%       2.47%       2.11%
                                         ========          =======     ========     =======     =======
Ratio of net investment
 income to average net
 assets.............................         3.76%*           1.97%        0.85%       1.69%       4.45%
Net Assets, end of period
 (in thousands).....................      $56,522          $58,366      $31,546     $31,480     $20,763

                                                YEAR ENDED OCTOBER 31,
                                                ----------------------           PERIOD ENDED
                                            1990         1989         1988    OCTOBER 31, 1987(2)
                                            ----         ----         ----    -------------------
Net asset value, beginning
 of period..........................        $1.00        $1.00       $1.00            $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income...............        0.061        0.072       0.059           0.0007

LESS DISTRIBUTIONS
Dividends from net investment
 income.............................       (0.061)      (0.072)     (0.059)         (0.0007)
                                          -------      -------      ------          -------
Net asset value, end
 of period..........................        $1.00        $1.00       $1.00            $1.00
                                          =======      =======      ======          =======

Total Return(3).....................         6.30%        7.40%       6.06%            0.06%
                                          =======      =======      ======          =======

RATIOS AND SUPPLEMENTAL DATA
Ratio of expenses to average
 net assets.........................         2.31%        2.59%       2.41%            0.03%
Ratio of expense reduction
 to average net assets..............        (0.15)%      (0.47)%     (0.90)%          (0.02)%
                                          -------      -------      ------          -------
Ratio of net expenses to
 average net assets.................         2.16%        2.12%       1.51%            0.01%
                                          =======      =======      ======          =======
Ratio of net investment
 income to average net
 assets.............................         6.11%        7.16%       6.01%            0.07%
Net Assets, end of period
 (in thousands).....................      $21,099      $13,610      $7,692            $2,535

      -------------
      (1) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser to the Fund.

(2) Financial highlights, including total return, are for the period from October 26, 1987 (date of the Fund's initial offering of shares to the public) to October 31, 1987 and have not been annualized.

(3) Total return does not include the effect of the contingent deferred sales charge.

 *  Annualized basis.

YIELD INFORMATION

      Current information on the Fund's annualized yield during a recent seven-day period may be obtained by calling the Easi-Line at 1-800-338-8080 or a customer service representative, 1-800-225-5291. For information on how the Fund calculates its annualized yield see the Statement of Additional Information.

INVESTMENT OBJECTIVE AND POLICIES

      THE FUND SEEKS TO PROVIDE MAXIMUM CURRENT INCOME CONSISTENT WITH CAPITAL PRESERVATION AND LIQUIDITY.

      The Fund seeks to provide maximum current income consistent with capital preservation and liquidity. The Fund's investments will be subject to the market fluctuations and risks inherent in all securities, and there is no assurance that the investment objective will always be achieved.


      The Fund seeks to achieve its objective by investing in money market instruments including, but not limited to, U.S. Government, municipal and foreign governmental securities; obligations of supranational organizations (e.g., the World Bank and the International Monetary Fund); obligations of U.S. and foreign banks and other lending institutions; corporate obligations; repurchase agreements and reverse repurchase agreements. As a fundamental policy, the Fund may not invest more than 25% of its total assets in obligations issued by (i) foreign banks and (ii) foreign branches of U.S. banks where John Hancock Advisers, Inc. (the "Adviser"), the Fund's investment adviser, has determined that the U.S. bank is not unconditionally responsible for the payment obligations of the foreign branch. All of the Fund's investments will be denominated in U.S. dollars.


      THE FUND INVESTS ONLY IN HIGH QUALITY SECURITIES BELIEVED TO PRESENT MINIMAL CREDIT RISKS, UNDER PROCEDURES ADOPTED BY THE BOARD OF DIRECTORS.

      At the time the Fund acquires its investments, they will be rated (or issued by an issuer that is rated with respect to a comparable class of short-term debt obligations) in one of the two highest rating categories for short-term debt obligations assigned by at least two nationally recognized rating organizations (or one rating organization if the obligation was rated by only one such organization). These high quality securities are divided into "first tier" and "second tier" securities. First tier securities have received the highest rating from at least two rating organizations (or one, if only one has rated the security). Second tier securities have received ratings within the two highest categories from at least two rating agencies (or one, if only one has rated the security), but do not qualify as first tier securities. The Fund may also purchase obligations that are not rated, but are determined by the Adviser, based on procedures adopted by the Fund's Board of Directors, to be of comparable quality to rated first or second tier securities. The Fund may not purchase any second tier security if, as a result of its purchase (a) more than 5% of its total assets would be invested in second tier securities or (b) more than 1% of its total assets or $1 million (whichever is greater) would be invested in the second tier securities of a single issuer. For a description of the ratings assigned by the rating organizations, see the Statement of Additional Information.

      BY LIMITING THE MATURITY OF ITS INVESTMENTS, THE FUND SEEKS TO LESSEN THE CHANGES IN THE VALUE OF ITS ASSETS CAUSED BY MARKET FACTORS.

      All of the Fund's investments will mature in 397 days or less. The Fund will maintain an average dollar-weighted portfolio maturity of 90 days or less.

      CLASS S SHARES OF THE FUND MAY BE APPROPRIATE FOR A VARIETY OF INVESTMENT PROGRAMS, WHICH CAN BE LONG-TERM OR SHORT-TERM IN NATURE.

      While the Fund is not a substitute for building an investment portfolio tailored to your investment needs and risk tolerance, the "sweep" feature of the Class S shares enables you to use the Fund as a high quality, conveniently liquid money market investment for cash balances in your brokerage account. See "How to Buy Class S Shares" and "How to Redeem Class S Shares."

      Because the Fund is designed to provide liquidity and stability of capital, as well as automatic investment of free credit balances, it may be especially suitable if you have short-term investment objectives or are awaiting an opportune time to invest in the equity and/or bond markets. However, the Fund may also be appropriate if you are a long-term investor seeking low-risk investment alternatives which are designed to provide current income.

      THE FUND FOLLOWS CERTAIN POLICIES THAT MAY HELP TO REDUCE INVESTMENT RISK.

      The Fund has adopted certain investment restrictions that are enumerated in detail in the Statement of Additional Information, where they are classified as fundamental or nonfundamental. Those restrictions designated as fundamental may not be changed without shareholder approval. The Fund's investment objective and, except as otherwise expressly stated, its investment policies are nonfundamental and may be changed by a vote of the Board of Directors without shareholder approval. Notwithstanding the Fund's fundamental investment restriction prohibiting investments in other investment companies, the Fund may, pursuant to an order granted by the SEC, invest in other investment companies in connection with a deferred compensation plan for the non-interested directors of the John Hancock funds.

      BROKERS ARE CHOSEN ON BEST PRICE AND EXECUTION.

      The primary consideration in choosing brokerage firms to carry out the Fund's transactions is execution at the most favorable prices, taking into account the broker's professional ability and quality of service. Pursuant to procedures determined by the Board of Directors, the Adviser may place securities transactions with brokers affiliated with the Adviser. The brokers include Tucker Anthony Incorporated, Sutro and Company, Inc. and John Hancock Distributors, Inc., which are indirectly owned by the John Hancock Mutual Life Insurance Company (the "Life Company"), which in turn indirectly owns the Adviser.

      See "Investments, Techniques and Risk Factors" for more information about the Fund's investments.

ORGANIZATION AND MANAGEMENT OF THE FUND

      THE BOARD OF DIRECTORS ELECTS OFFICERS AND RETAINS THE INVESTMENT ADVISER WHO IS RESPONSIBLE FOR THE DAY-TO-DAY OPERATIONS OF THE FUND, SUBJECT TO THE BOARD OF DIRECTORS' POLICIES AND SUPERVISION.


      The Fund is a diversified series of the Company, which is an open-end management investment company organized as a Maryland corporation in 1987. The Company reserves the right to create and issue a number of series of shares, or funds or classes thereof, which are separately managed and have different investment objectives. The Directors have authorized the issuance of three classes of shares of the Fund, designated as Class A, Class B and Class S. The shares of each class represent an interest in the same portfolio of investments of the Fund. Each class has equal rights as to voting, redemption, dividends and liquidation. However, each class is subject to different fees and expenses (which affect performance), has different minimum investment requirements and is entitled to different services. Also Class A, Class B and Class S shareholders have exclusive voting rights with respect to their distribution plans. Like Class S shares, Class A shares are not subject to a sales charge on purchases, redemptions or reinvested dividends, nor are they subject to deferred sales charges or an exchange fee. While not subject to a sales charge on purchases or reinvested dividends, Class B shares are subject to a contingent deferred sales charge if redeemed within six years of purchase. Class A and Class B expenses are identical to those of Class S shares except that the 12b-1 fees are 0.15% and 1.00% of average daily net assets on Class A and Class B shares, respectively. Information regarding Class A and Class B shares of the Fund may be obtained from your Selling Broker or from the Fund by calling a John Hancock customer service representative at the number on the front cover of this Prospectus. The Company is not required to and does not intend to hold annual meetings of shareholders, although special meetings may be held for such purposes as electing or removing Directors, changing fundamental policies or approving a management contract. The Fund, under certain circumstances, will assist in shareholder communications with other shareholders.

      JOHN HANCOCK ADVISERS, INC. ADVISES INVESTMENT COMPANIES HAVING A TOTAL ASSET VALUE OF MORE THAN $13 BILLION.

      The Adviser was organized in 1968 and is a wholly-owned indirect subsidiary of the Life Company, a financial services company. The Adviser provides the Fund, and other investment companies in the John Hancock group of funds, with investment research and portfolio management services. John Hancock Funds, Inc. ("John Hancock Funds") distributes shares for all of the John Hancock mutual funds through brokers who have arrangements with John Hancock Funds. Certain Fund officers are also officers of the Adviser and John Hancock Funds.

      In order to avoid any conflict with portfolio trades for the Fund, the Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. Some of these restrictions are: preclearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

THE FUND'S EXPENSES

      For managing its investment and business affairs, the Fund pays a monthly fee to the Adviser based on a stated percentage of the Fund's average daily net assets. During the fiscal year ended October 31, 1994, the Fund paid advisory fees in an amount equal to 0.50% of the Fund's average daily net assets to the Fund's former investment adviser.

      THE FUND PAYS DISTRIBUTION AND SERVICE FEES FOR MARKETING AND SALES-RELATED SHAREHOLDER SERVICING.

      The Class S shareholders have adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). Under this Plan, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.40% of the Class S shares' average daily net assets. Under the Plan, up to 0.25% is for service expenses and the remaining amount is for distribution expenses. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to other brokers or financial service firms who have arrangements with John Hancock Funds and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares;
(ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) distribution expenses incurred by other investment companies which sell all or substantially all of their assets to, merge with or otherwise engage in a reorganization transaction with the Fund. The service fees will be used to compensate brokers who have arrangements with John Hancock Funds for providing personal and account maintenance services to shareholders.

      In the event John Hancock Funds is not fully reimbursed for payments it makes or expenses it incurs under the Plan, these expenses will be carried forward together with interest on the balance of these unreimbursed expenses.

      Information on the Fund's total expenses is in the Financial Highlights section of this Prospectus.

DIVIDENDS AND TAXES

      THE FUND GENERALLY DECLARES DIVIDENDS DAILY AND DISTRIBUTES DIVIDENDS MONTHLY.

DIVIDENDS. The Fund generally declares dividends daily and distributes dividends monthly, representing all or substantially all of its net investment income.


      Purchase orders which are received from a Selling Broker together with Federal Funds by wire before 12:00 noon New York time will receive the dividend declared that day and other purchase orders, including any order with payment other than by Federal Funds, will begin receiving dividends the following business day. Redemption orders effected by a Selling Broker prior to 12:00 noon New York time will not receive that day's dividend. Refer to your brokerage account agreement to determine the time and method of payment (for purchases) that your Selling

Broker will use in executing purchases and redemptions on your behalf.



TAXATION. Dividends from the Fund's net investment income and net short-term capital gains are taxable to you as ordinary income. Dividends from the Fund's net long-term capital gains, if any, are taxable as long-term capital gain. The Fund does not anticipate that it will generally realize any long- term capital gains. Dividends are taxable, whether received in cash or reinvested in additional shares. Certain dividends may be paid by the Fund in January of a given year but may be treated as if you received them the previous December. Your Selling Broker will prepare and send you a statement by January 31 showing the federal tax status of the dividends you received for the prior year.


      The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund will not be subject to Federal income tax on any net investment income or net realized capital gains distributed to its shareholders within the time period prescribed by the Code.

      On the account application, you must certify that the social security or other taxpayer identification number you provide is your correct number and that you are not subject to backup withholding of Federal income tax. If you do not provide this information or are otherwise subject to this withholding, the Fund may be required to withhold 31% of your dividends.

      In addition to Federal taxes, you may be subject to state and local or foreign taxes with respect to your investment in and distributions from the Fund. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Non-U.S. shareholders and tax-exempt shareholders are subject to different tax rules not described herein. You should consult your tax adviser for specific advice.

HOW TO BUY CLASS S SHARES


      Class S shares of the Fund are offered exclusively to investors who maintain a brokerage account with certain brokers who offer the Fund's shares as part of a sweep program (the "Selling Broker"). When you open a brokerage account, free credit cash balances (including deposits, proceeds of sales of securities, and miscellaneous cash dividends and interest, but not amounts held by the Selling Broker as collateral for margin obligations to the Selling Broker) in your brokerage account will be automatically invested or "swept" into the Fund, subject to the terms and conditions of your brokerage account agreement. When the free credit cash balances in your brokerage account exceed the amount specified in your brokerage account agreement at the time specified in your brokerage account agreement, the free credit cash balance will be automatically invested in Class S shares of the Fund in accordance with the terms of your brokerage account agreement. Refer to your brokerage account agreement to determine the time and method of payment that your Selling Broker will use in executing purchases on your behalf. Your Selling Broker may benefit from the use of free credit cash balances in your account prior to their transfer to the Fund. See "Dividends and Taxation" for a discussion of when you will receive dividends.


      YOU WILL RECEIVE ACCOUNT STATEMENTS THAT YOU SHOULD KEEP TO HELP WITH YOUR PERSONAL RECORDKEEPING.


      Your Selling Broker will prepare and send to you a statement of your account after any transaction that affects your share balance or registration (statements related to reinvestment of dividends will be sent to you quarterly). A tax information statement will be mailed to you by your Selling Broker by January 31 of each year.


SHARE PRICE

         THE PRICE OF YOUR SHARES IS THEIR NET ASSET VALUE PER SHARE, WHICH WILL NORMALLY BE CONSTANT AT $1.00.

         The net asset value per share ("NAV") is the value of one share. The NAV is calculated by dividing the net assets allocable to the Class S shares by the number of outstanding Class S shares. Securities in the Fund's portfolio are valued at amortized cost, which the Board of Directors has determined approximates market value. Under the amortized cost pricing method, a portfolio investment is valued at its cost and thereafter any discount or premium is amortized to maturity, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost pricing facilitates the maintenance of a $1.00 constant net asset value per share, but, of course, this cannot be guaranteed.

         The NAV is calculated twice daily, at 12:00 noon Eastern time and as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally at 4:00 P.M., New York time) on each day that the Exchange is open.

         The price you pay for shares of the Fund equals the NAV computed after your investment is accepted in good order by John Hancock Funds, which will normally be constant at $1.00 per share. There is no sales charge on Class S shares of the Fund.

HOW TO REDEEM CLASS S SHARES

         REDEMPTIONS WILL BE AUTOMATICALLY EFFECTED BY YOUR SELLING BROKER TO SATISFY DEBIT BALANCES IN YOUR BROKERAGE ACCOUNT.


         Redemptions will be automatically effected by your Selling Broker to satisfy debit balances in your brokerage account or to provide the necessary cash collateral for your margin obligations to your Selling Broker. Redemptions will also be automatically effected to settle securities transactions with your Selling Broker if your free credit balance on the day before settlement is insufficient to settle the transactions. Your Selling Broker will, at the time specified in your brokerage account agreement, automatically scan each sweep account for debits and pending securities settlements, and, after application of any free credit balances in the sweep account to such debits, your Selling Broker will redeem on your behalf a sufficient number (or your entire balance of Class S shares in the event that your debits exceed the amount of Class S shares in your account) of Class S shares of the Fund in accordance with the terms of your brokerage account agreement to satisfy any remaining debits in the account. Refer to your brokerage account agreement to determine the time and procedures that your Selling Broker will use in executing redemptions on your behalf. You may also redeem Class S shares of the Fund by placing a redemption request through your Selling Broker. Your redemption proceeds will be deposited as cash balances in your sweep account with the Selling Broker.


         You may elect the checkwriting privilege which allows you to write checks in amounts from a minimum of $100. Checks may not be written against shares in your account which have been purchased within the last 10 days, except for shares purchased by wire transfer (which are immediately available).

INVESTMENTS, TECHNIQUES AND RISK FACTORS

SECURITIES OF FOREIGN ISSUERS. Foreign issuers may not be subject to accounting standards and government supervision comparable to U.S. companies, and there is often less publicly available information about their operations. Foreign markets generally provide less liquidity than U.S. markets (and thus potentially greater price volatility), and typically provide fewer regulatory protections for investors. Foreign securities can also be affected by political or financial instability abroad. Foreign branches of United States banks may be subject to less stringent reserve requirements than domestic branches. United States branches and agencies of foreign banks and foreign branches of United States banks may provide less public information than, and may not be subject to, the same accounting, auditing and financial record-keeping standards as domestic banks.


RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 10% of its net assets in illiquid investments, which include repurchase agreements maturing in more than seven days, restricted securities and securities not readily marketable. The Fund may also invest in restricted securities eligible for resale to certain institutional investors pursuant to Rule 144A under the Securities Act of 1933. These purchases are subject to the Fund's investment restriction limiting all illiquid securities held by the Fund to not more than 10% of the Fund's net assets.


LENDING OF SECURITIES. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the loaned securities. As a result, the Fund may incur a loss, or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value in excess of 30% of its total assets.

REPURCHASE AGREEMENTS, FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. The Fund may enter into repurchase agreements and may purchase securities on a forward commitment or when-issued basis. In a repurchase agreement, the Fund buys a security subject to the right and obligation to sell it back to the seller at a higher price. These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed in or prevented from liquidating the collateral. The Fund will segregate in a separate account cash or liquid, high grade debt securities equal in value to its forward commitments and when-issued securities. Purchasing debt securities for future delivery or on a when-issued basis may increase the Fund's overall investment exposure and involves a risk of loss if the value of the securities declines before the settlement date.

JOHN HANCOCK MONEY MARKET FUND              JOHN HANCOCK MONEY MARKET FUND

INVESTMENT ADVISER                          CLASS S SHARES
John Hancock Advisers, Inc.                 PROSPECTUS
101 Huntington Avenue                       SEPTEMBER 12, 1995
Boston, Massachusetts  02199-7603

PRINCIPAL DISTRIBUTOR                       A MONEY MARKET FUND THAT SEEKS TO
John Hancock Funds, Inc.                    PROVIDE MAXIMUM CURRENT INCOME
101 Huntington Avenue                       CONSISTENT WITH CAPITAL PRESER-
Boston, Massachusetts 02199-7603            VATION AND LIQUIDITY.


CUSTODIAN
State Street Bank and Trust Company         101 HUNTINGTON AVENUE
225 Franklin Street                         BOSTON, MASSACHUSETTS 02199-7603
Boston, Massachusetts  02110


TRANSFER AGENT
John Hancock Investor Services Corporation
P.O. Box 9116
Boston, Massachusetts  02205-9116

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts  02116

                         JOHN HANCOCK MONEY MARKET FUND

                                 CLASS S SHARES

                       STATEMENT OF ADDITIONAL INFORMATION
                               SEPTEMBER 12, 1995

         This Statement of Additional Information ("SAI") provides information about John Hancock Money Market Fund (the "Fund"), a diversified series of John Hancock Series, Inc. (the "Corporation"), in addition to the information that is contained in the Fund's Class S Prospectus, dated September 12, 1995 (the "Prospectus").

         This SAI is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                   John Hancock Investor Services Corporation
                                  P.O. Box 9116
                        Boston, Massachusetts 02205-5291
                                 1-800-225-5291

                                TABLE OF CONTENTS


                                                                       Page
                                                                       ----
Organization of the Corporation....................................       2
Investment Objective and Policies..................................       2
Certain Investment Practices.......................................       2
Investment Restrictions............................................       8
Those Responsible for Management...................................      12
Investment Advisory and Other Services.............................      20
Distribution Contract..............................................      23
Amortized Cost Method of Portfolio

         Valuation.................................................      25
Special Redemptions................................................      26
Description of the Corporation's Shares............................      27
Tax Status.........................................................      29
Calculation of Performance.........................................      30
Brokerage Allocation...............................................      32
Transfer Agent Services............................................      34
Custody of Portfolio...............................................      35
Independent Auditors...............................................      35
Appendix ..........................................................     A-1
Financial Statements...............................................     F-1


ORGANIZATION OF THE CORPORATION

         The Corporation is an open-end management investment company organized as a Maryland corporation on June 22, 1987. The Corporation currently has six series: John Hancock Emerging Growth Fund, John Hancock Global Resources Fund, John Hancock Government Income Fund, John Hancock High Yield Bond Fund, John Hancock High Yield Tax-Free Fund and John Hancock Money Market Fund (the "Fund"). Prior to September 12, 1995, the Fund was called John Hancock Money Market Fund B. Prior to December 22, 1994, the Fund was called Transamerica Money Market Fund B.

         The Fund is managed by John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned indirect subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), chartered in 1862 with national headquarters at John Hancock Place, Boston, Massachusetts. John Hancock Funds, Inc. ("John Hancock Funds") acts as principal distributor of the shares of the Fund.

INVESTMENT OBJECTIVE AND POLICIES

         The Fund seeks to provide maximum current income consistent with the preservation of capital and liquidity. Securities in which the Fund invests may not earn as high a level of current income as longer term or lower quality securities, which generally have less liquidity, greater market risk, and more fluctuation in market value. There can be no assurance that the Fund's investment objective will be realized.

CERTAIN INVESTMENT PRACTICES


         GOVERNMENT SECURITIES. The Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government and its agencies, authorities or instrumentalities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("Ginnie Maes"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.



         CUSTODIAL RECEIPTS. The Fund may acquire custodial receipts in respect of U.S. Government securities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds. These custodial receipts are known by various names, including Treasury Receipts, Treasury Investors Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). For certain securities law purposes, custodial receipts are not considered U.S. government securities.


         BANK AND CORPORATE OBLIGATIONS. The Fund may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Fund consists of direct U.S. dollar denominated obligations of domestic or foreign issuers. Bank obligations in which the Fund may invest include certificates of deposit, bankers' acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

         Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

MUNICIPAL OBLIGATIONS. The Fund may invest in a variety of municipal obligations which consist of municipal bonds, municipal notes and municipal commercial paper.

         Municipal Bonds. Municipal bonds are issued to obtain funds for various public purposes including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. These debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by a letter of credit, note repurchase agreement, insurance or other credit facility agreement offered by a bank or other financial institution. Such guarantees and the creditworthiness of guarantors will be considered by the Adviser in determining whether a municipal obligation meets the Fund's investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.

         Municipal Notes. Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such notes include tax, bond and revenue anticipation notes and project notes.

         Municipal Commercial Paper. Municipal commercial paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing. Municipal commercial paper is backed in many cases by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks and other institutions.

         Federal tax legislation enacted in the 1980's placed substantial new restrictions on the issuance of the bonds described above and in some cases eliminated the ability of state or local governments to issue municipal obligations for some of the above purposes. Such restrictions do not affect the Federal income tax treatment of municipal obligations in which the Fund may invest which were issued prior to the effective dates of the provisions imposing such restrictions. The effect of these restrictions may be to reduce the volume of newly issued municipal obligations.

         Issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due the principal of and interest on their municipal obligations may be affected.

         The yields of municipal bonds depend upon, among other things, general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investors Service ("Fitch") represent their respective opinions on the quality of the municipal bonds they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields and municipal bonds of the same maturity and coupon with different ratings may have the same yield. See the Appendix for a description of ratings. Many issuers of securities choose not to have their obligations rated. Although unrated securities eligible for purchase by the Fund must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal.

         FOREIGN SECURITIES. The Fund may invest in foreign securities and in certificates of deposit, bankers' acceptances and fixed time deposits and other obligations issued by foreign banks and their U.S. and foreign branches and foreign branches of U.S. banks. The Fund may also invest in municipal instruments backed by letters of credit issued by certain of such banks. Under current Securities and Exchange Commission ("SEC") rules relating to the use of the amortized cost method of portfolio securities valuation, the Fund is restricted to purchasing U.S. dollar denominated securities.

         Investing in obligations of non-U.S. issuers and banks, may entail greater risks than investing in similar securities of U.S. issuers. These risks include (i) social, political and economic instability; (ii) the small current size of the markets for many such securities and the currently low or nonexistent volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and
(v)
the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

         REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund would acquire a security for a relatively short period (generally not more than seven days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with securities dealers. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements. The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities and could experience losses, including the possible decline in the value of the underlying securities during the period which the Fund seeks to enforce its rights thereto, possible subnormal levels of income and lack of access to income during this period, and the expense of enforcing its rights. The Fund will not invest in a repurchase agreement maturing in more than seven days, if such investment, together with other illiquid securities held by the Fund (including restricted securities) would exceed 10% of the Fund's total assets.

         REVERSE REPURCHASE AGREEMENTS. The Fund may also enter into reverse repurchase agreements which involve the sale of government securities held in its portfolio to a bank or securities firm with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. The Fund will use proceeds obtained from the sale of securities pursuant to reverse repurchase agreements to purchase other investments. The use of borrowed funds to make investments is a practice known as "leverage," which is considered speculative. Use of reverse repurchase agreements is an investment technique that is intended to increase income. Thus, the Fund will enter into a reverse repurchase agreement only when the Adviser determines that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. However, there is a risk that interest expense will nevertheless exceed the income earned. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain with the Fund's custodian a separate account consisting of highly liquid, marketable securities in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. In addition, the Fund will not enter into reverse repurchase agreements and other borrowings exceeding in the aggregate more than 33 1/3% of the market value of its total net assets. The Fund will enter into reverse repurchase agreements only with selected registered broker/dealers or with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Board of Directors. Under procedures established by the Board of Directors, the Adviser will monitor the creditworthiness of the firms involved.


         FORWARD COMMITMENT AND WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.



         When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued and forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.



         On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid, high grade debt securities equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.


INVESTMENT RESTRICTIONS

         FUNDAMENTAL INVESTMENT RESTRICTIONS

         The Fund has adopted certain fundamental investment restrictions upon its investments as set forth below which may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund. A majority for this purpose means: (a) more than 50% of the outstanding shares of the Fund or (b) 67% or more of the shares represented at a meeting where more than 50% of the outstanding shares of the Fund are represented, whichever is less. If a percentage restriction or rating restriction on investment or utilization of assets is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the Fund's portfolio securities or a later change in the rating of a portfolio security would not be considered a violation of policy.

         The Fund may not:

         (1) Borrow money in an amount in excess of 33-1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes (except that it may enter into a reverse repurchase agreement within the limits described in this SAI), or pledge, mortgage or hypothecate an amount of its assets (taken at market value) in excess of 15% of its total assets, in each case taken at the lower of cost or market value. For the purpose of this restriction, collateral arrangements with respect to options, futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margins are not considered a pledge of assets.

         (2) Underwrite securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security.

         (3) Purchase or retain real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein and securities secured by real estate), or mineral leases, commodities or commodity contracts (except contracts for the future delivery of fixed income securities, stock index and currency futures and options on such futures) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities.

         (4) Invest in direct participation interests in oil, gas or other mineral exploration or development programs.

         (5) Make loans to other persons except by the purchase of obligations in which the Fund is authorized to invest and by entering into repurchase agreements; provided that the Fund may lend its portfolio securities not in excess of 30% of its total assets (taken at market value). Not more than 10% of the Fund's total assets (taken at market value) will be subject to repurchase agreements maturing in more than seven days. For these purposes the purchase of all or a portion of an issue of debt securities shall not be considered the making of a loan.

         (6) Purchase the securities of any issuer if such purchase, at the time thereof, would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, other than securities issued or guaranteed by the United States or any state or political subdivision thereof, or any political subdivision of any such state, or any agency or instrumentality of the United States, any state or political subdivision thereof, or any political subdivision of any such state.

         (7) Invest in companies for the purpose of exercising control or management.

         (8) Purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Director of the Fund, or is a member, partner, officer or Director of the Adviser, if after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

         (9) Purchase any securities or evidences of interest therein on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities.

         (10) Sell any security which the Fund does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities without payment of further consideration equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon equivalent conditions.

         (11) Purchase securities issued by any other investment company or investment trust except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the Fund will not purchase such securities if such purchase at the time thereof would cause more than 10% of its total assets (taken at market value) to be invested in the securities of such issuers; and, provided, further, that the Fund will not purchase securities issued by an open-end investment company.


         (12) Knowingly invest in securities which are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended or market makers do not exist or will not entertain bids or offers), except for repurchase agreements, if, as a result thereof more than 10% of the Fund's total assets (taken at market value) would be so invested. (The Staff of the Securities and Exchange Commission ("SEC") has taken the position that a money market fund may not invest more than 10% of its net assets in illiquid securities. The Fund has undertaken with the Staff to require, that as a matter of operating policy, it will not invest in illiquid securities in an amount exceeding 10% of its net assets.)


         (13) Issue any senior security (as that term is defined in the Investment Company Act of 1940 ("1940 Act")) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder. For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and collateral arrangements with respect to initial and variation margins are not deemed to be the issuance of a senior security.

         In addition, the Fund may not invest more than 25% of its total assets in obligations issued by (i) foreign banks or (ii) foreign branches of U.S. banks where the Adviser, has determined that the U.S. bank is not unconditionally responsible for the payment obligations of the foreign branch. Also, the Fund may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if such purchase, at the time thereof, would cause the Fund to hold more than 10% of any class of securities of such issuer. For this purpose, all indebtedness of an issuer maturing in less than one year) shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class.

         OTHER OPERATING POLICIES

         The Fund will not invest more than 5% of its total assets in companies which, including their respective predecessors, have a record of less than three years' continuous operation.

         In order to comply with certain state regulatory policies, the Fund will not, as a matter of operating policy, pledge, mortgage or hypothecate its portfolio securities if the percentage of securities so pledged, mortgaged or hypothecated would exceed 15%.

         These operating policies are not fundamental and may be changed without shareholder approval. In order to comply with certain state regulatory practices, certain policies, if changed, would require advance written notice to shareholders.

         The Corporation's Board of Directors has approved the following nonfundamental investment policy pursuant to an order of the SEC:
Notwithstanding any investment restriction to the contrary, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds provided that, as a result, (i) no more than 10% of the Fund's assets would be invested in securities of all other investment companies, (ii) such purchase would not result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund and (iii) no more than 5% of the Fund's assets would be invested in any one such investment company.

THOSE RESPONSIBLE FOR MANAGEMENT

         The business of the Corporation is managed by its Directors who elect officers who are responsible for the day-to-day operations of the Corporation and the Fund and who execute policies formulated by the Directors. Several of the officers and Directors of the Corporation are also officers and directors of the Adviser or officers and directors of John Hancock Funds.

         Set forth below is the principal occupation or employment of the Directors and principal officers of the Corporation during the past five years:


                             Positions Held                 Principal Occupation(s)
Name and Address             With the Corporation           During the Past Years
----------------             --------------------           -----------------------
EDWARD J. BOUDREAU, JR.*     Director, Chairman and Chief   Chairman and Chief Executive
101 Huntington Ave.          Executive Officer (1)(2)       Officer, the Adviser and The
Boston, MA  02199                                           Berkeley Financial Group ("The
                                                            Berkeley Group"); Chairman,
                                                            NM Capital Management, Inc.
                                                            ("NM Capital"); John Hancock
                                                            Advisers International
                                                            Limited ("Advisers
                                                            International"); John Hancock
                                                            Funds, Inc.; John Hancock
                                                            Investor Services Corporation
                                                            ("Investor Services"); and
                                                            Sovereign Asset Management
                                                            Corporation ("SAMCorp");
                                                            (hereinafter the Adviser, the
                                                            Berkeley Group, NM Capital,
                                                            Advisers International, John
                                                            Hancock Funds, Inc., Investor
                                                            Services and SAMCorp are
                                                            collectively referred to as the
                                                            "Affiliated Companies");
                                                            Chairman, First Signature Bank
                                                            & Trust; Director, John Hancock


--------------------------

* An "interested person" of the Corporation as such term is defined in the 1940 Act.
(1)      Member of the Executive Committee.

(2)      Member of the Investment Committee of the Adviser.

(3)      Member of the Audit Committee and the Committee on Administration.

(4)      Member of the Audit, Administration and Compensation Committees.


                             Positions Held                 Principal Occupation(s)
Name and Address             With the Corporation           During the Past Years
----------------             --------------------           ---------------------
                                                            Freedom Securities Corporation,
                                                            John Hancock Capital Corporation,
                                                            New England/Canada Business
                                                            Council; Member, Investment
                                                            Company Institute Board of
                                                            Governors; Trustee, Museum of
                                                            Science; President, the Adviser
                                                            (until July 1992); Trustee or
                                                            Director of other investment
                                                            companies managed by the Adviser;
                                                            and Chairman, John Hancock
                                                            Distributors, Inc. (until April,
                                                            1994).

JAMES F. CARLIN              Director                       Chairman and CEO, Carlin
233 West Central Street                                     Consolidated, Inc. (insurance);
Natick, MA  01760                                           Director, Arbella Mutual
                                                            Insurance Company (insurance),
                                                            Consolidated Group Trust
                                                            (group health plan), Carlin
                                                            Insurance Agency, Inc. and West
                                                            Insurance Agency, Inc.; Receiver,
                                                            the City of Chelsea (until August
                                                            1992); and Trustee or Director of
                                                            other investment companies managed
                                                            by the Adviser.

WILLIAM H. CUNNINGHAM        Director                       Chancellor, University of Texas
601 Colorado Street                                         System and former President of
O'Henry Hall                                                the University of Texas, Austin,
Austin, TX  78701                                           Texas; Regents Chair in Higher
                                                            Education Leadership; James L.
                                                            Bayless Chair for Free Enterprise;
                                                            Professor of Marketing and Dean
                                                            College of Business
                                                            Administration/Graduate School of
                                                            Business (1983-1985);

--------------------------

* An "interested person" of the Corporation as such term is defined in the 1940 Act.
(1)      Member of the Executive Committee.

(2)      Member of the Investment Committee of the Adviser.

(3)      Member of the Audit Committee and the Committee on Administration.

(4)      Member of the Audit, Administration and Compensation Committees.


                             Positions Held                 Principal Occupation(s)
Name and Address             With the Corporation           During the Past Years
----------------             --------------------           ---------------------
                                                            Centennial Chair in Business
                                                            Education Leadership, 1983-1985;
                                                            Director, LaQuinta Motor Inns,
                                                            Inc. (hotel management company);
                                                            Director, Jefferson-Pilot
                                                            Corporation (diversified life
                                                            insurance company); Director,
                                                            Freeport-McMoran Inc. (oil and
                                                            gas company); Director, Barton
                                                            Creek Properties, Inc. (1988-1990)
                                                            (real estate development) and LBJ
                                                            Foundation Board (education
                                                            foundation); Advisory Director,
                                                            Texas Commerce Bank - Austin;
                                                            and Trustee or Director of other
                                                            investment companies managed
                                                            by the Adviser.

CHARLES F. FRETZ             Director (3)                   Consultant, self employed; Vice
RD #5, Box 300B                                             President and Director, Towers,
Clothier Springs Road                                       Perrin, Forster & Crosby, Inc.
Malvern, PA 19355                                           (international management
                                                            consultants)(until 1985).

HAROLD R. HISER, JR.         Director                       Executive Vice President,
Schering-Plough                                             Schering-Plough Corporation
Corporation                                                 (pharmaceuticals); Director,
One Giralda Farms                                           ReCapital Corporation (reinsurance).
Madison, NJ 07940-1000

CHARLES L. LADNER            Director (3)                   Director, Energy North, Inc.
UGI Corporation                                             (public utility holding company);
460 North Gulph Road                                        Senior Vice President, Finance
King of Prussia, PA                                         UGI Corp (public utility holding
  19406                                                     company) (until 1992); and Trustee
                                                            or Director of other investment
                                                            companies managed by the Adviser.

--------------------------

* An "interested person" of the Corporation as such term is defined in the 1940 Act.
(1)      Member of the Executive Committee.

(2)      Member of the Investment Committee of the Adviser.

(3)      Member of the Audit Committee and the Committee on Administration.

(4)      Member of the Audit, Administration and Compensation Committees.


                             Positions Held                 Principal Occupation(s)
Name and Address             With the Corporation           During the Past Years
----------------             --------------------           ---------------------
LEO E. LINBECK, JR.          Director                       Chairman, President, Chief
3810 W. Alabama                                             Executive Officer and Director,
Houston, TX  77027                                          Linbeck Corporation (a holding
                                                            company engaged in various phases
                                                            of the construction industry and
                                                            warehousing interests); Director
                                                            and Chairman, Federal Reserve Bank
                                                            of Dallas; Chairman of the Board
                                                            and Chief Executive Officer,
                                                            Linbeck Construction Corporation;
                                                            Director, Panhandle Eastern
                                                            Corporation (a diversified
                                                            energy company); Director, Daniel
                                                            Industries, Inc. (manufacturer of
                                                            gas measuring products and energy
                                                            related equipment); Director,
                                                            GeoQuest International, Inc.
                                                            (a geophysical consulting firm);
                                                            Director, Greater Houston
                                                            Partnership; and Trustee or
                                                            Director of other investment
                                                            companies managed by the Adviser.

PATRICIA P. MCCARTER         Director (3)                   Director and Secretary, the
Swedesford Road                                             McCarter Corp. (machine
RD #2, Box 121                                              manufacturer); and Trustee or
Malvern, PA 19355                                           Director of other investment
                                                            companies managed by the Adviser.

STEVEN R. PRUCHANSKY         Director (1,3)                 Director and Treasurer, Mast
360 Horse Creek Dr.                                         Holdings, Inc.; Director, First
#208                                                        Signature Bank & Trust Company
Naples, FL 33942                                            (until August 1991); General
                                                            Partner, Mast Realty Trust;
                                                            President, Maxwell Building Corp.
                                                            (until 1991); and Trustee or

--------------------------

* An "interested person" of the Corporation as such term is defined in the 1940 Act.
(1)      Member of the Executive Committee.

(2)      Member of the Investment Committee of the Adviser.

(3)      Member of the Audit Committee and the Committee on Administration.

(4)      Member of the Audit, Administration and Compensation Committees.


                             Positions Held                 Principal Occupation(s)
Name and Address             With the Corporation           During the Past Years
----------------             --------------------           ---------------------
                                                            Director of other
                                                            investment companies managed by the Adviser.

NORMAN H. SMITH              Director (3)                   Lieutenant General, USMC, Deputy
Rt. 1, Box 249E                                             Chief of Staff for Manpower and
Linden, VA  22642                                           Reserve Affairs, Headquarters
                                                            Marine Corps; Commanding General
                                                            III Marine Expeditionary Force/3rd
                                                            Marine Division (retired 1991); and
                                                            Trustee or Director of other
                                                            investment companies managed by the
                                                            Adviser.

JOHN P. TOOLAN               Director (3)                   Director, The Smith Barney Muni
13 Chadwell Place                                           Bond Funds, The Smith Barney
Morristown, NJ 07960                                        Tax-Free Money Fund, Inc., Vantage
                                                            Money Market Funds (mutual funds),
                                                            The Inefficient-Market Fund, Inc.
                                                            (closed-end investment company) and
                                                            Smith Barney Trust Company of
                                                            Florida; Chairman, Smith Barney
                                                            Trust Company (retired December,
                                                            1991); Director, Smith Barney,
                                                            Inc., Mutual Management Company and
                                                            Smith, Barney Advisers, Inc.
                                                            (investment advisers) (retired
                                                            1991); and Senior Executive Vice
                                                            President, Director and member of
                                                            the Executive Committee, Smith
                                                            Barney, Harris Upham & Co.,
                                                            Incorporated (investment bankers)
                                                            (until 1991); and Trustee or
                                                            Director of other investment
                                                            companies managed by the Adviser.

--------------------------

* An "interested person" of the Corporation as such term is defined in the 1940 Act.
(1)      Member of the Executive Committee.

(2)      Member of the Investment Committee of the Adviser.

(3)      Member of the Audit Committee and the Committee on Administration.

(4)      Member of the Audit, Administration and Compensation Committees.


                             Positions Held                 Principal Occupation(s)
Name and Address             With the Corporation           During the Past Years
----------------             --------------------           ---------------------
ROBERT G. FREEDMAN*          Vice Chairman and Chief        Chief Investment Officer, the
101 Huntington Ave.          Investment Officer (2)         Adviser.
Boston, MA  02199

ANNE C. HODSDON*             President (2)                  President, the Adviser.
101 Huntington Ave.
Boston, MA  02199

JAMES B. LITTLE*             Senior Vice President and      Senior Vice President, the Adviser
101 Huntington Ave.          Chief Financial Officer
Boston, MA  02199

THOMAS H. DROHAN*            Senior Vice President and      Senior Vice President and Secretary, the
101 Huntington Ave.          Secretary                      Adviser.
Boston, MA  02199

MICHAEL P. DICARLO*          Senior Vice President (2)      Senior Vice President, the Adviser
101 Huntington Ave.
Boston, MA  02199

EDGAR LARSEN*                Senior Vice President          Senior Vice President, the Adviser

B.J. WILLINGHAM*             Senior Vice President          Senior Vice President, the Adviser.
                                                            Formerly, Director and Chief
                                                            Investment Officer of Transamerica
                                                            Fund Management Company.

JAMES J. STOKOWSKI*          Vice President and             Vice President, the Adviser.
101 Huntington Ave.          Treasurer.
Boston, MA  02199

SUSAN S. NEWTON*             Vice President and             Vice President and Assistant
101 Huntington Ave.          Compliance Officer             Secretary, the Adviser.
Boston, MA  02199


--------------------------

* An "interested person" of the Corporation as such term is defined in the 1940 Act.
(1)      Member of the Executive Committee.

(2)      Member of the Investment Committee of the Adviser.

(3)      Member of the Audit Committee and the Committee on Administration.

(4)      Member of the Audit, Administration and Compensation Committees.


                             Positions Held                 Principal Occupation(s)
Name and Address             With the Corporation           During the Past Years
----------------             --------------------           ---------------------
JOHN A. MORIN*               Vice President                 Vice President, the Adviser.
101 Huntington Ave.

Boston, MA  02199



--------------------------

* An "interested person" of the Corporation as such term is defined in the 1940 Act.
(1)      Member of the Executive Committee.

(2)      Member of the Investment Committee of the Adviser.

(3)      Member of the Audit Committee and the Committee on Administration.

(4)      Member of the Audit, Administration and Compensation Committees.

         All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Directors and officers may also be officers and/or Directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

         As of June 30, there were 131,823,202 and 44,530,250 shares outstanding of the Corporation and the Fund, respectively, and the officers and Directors as a group beneficially owned less than 1% of the outstanding shares of the Corporation and the Fund. At such date, no person owned of record or was known by the Corporation to beneficially own as much as 5% of the outstanding shares of the Fund.


         As of December 22, 1994, the Directors have established an Advisory Board which acts to facilitate a smooth transition of management over a two-year period (between Transamerica Fund Management Company ("TFMC"), the prior investment adviser, and the Adviser). The members of the Advisory Board are distinct from the Board of Directors, do not serve the Fund in any other capacity and are persons who have no power to determine what securities are purchased or sold and behalf of the Fund. Each member of the Advisory Board may be contacted at 101 Huntington Avenue, Boston, Massachusetts 02199.


         Members of the Advisory Board and their respective principal occupations during the past five years are as follows:

R. Trent Campbell, President, FMS, Inc. (financial and management services); former Chairman of the Board, Mosher Steel Company.

Mrs. Lloyd Bentsen, Formerly National Democratic Committeewoman from Texas;
         co-founder, Houston Parents' League; former board member of various civic and cultural organizations in Houston, including the Houston Symphony, Museum of Fine Arts and YWCA. Mrs. Bentsen is presently active in various civic and cultural activities in the Washington, D.C. area, including membership on the Area Board for The March of Dimes and is a National Trustee for the Botanic Gardens of Washington, D.C.

Thomas R. Powers, Formerly Chairman of the Board, President and
         Chief Executive Officer, TFMC; Director, West Central Advisory Board, Texas Commerce Bank; Trustee, Memorial Hospital System; Chairman of the Board of Regents of Baylor University; Member, Board of Governors, National Association of Securities Dealers, Inc.; Formerly, Chairman, Investment

         Company Institute; formerly, President, Houston Chapter of Financial Executive Institute.

Thomas B. McDade, Chairman and Director, TransTexas Gas Company;
         Director, Houston Industries and Houston Lighting and Power Company; Director, TransAmerican Companies (natural gas producer and transportation); Member, Board of Managers, Harris County Hospital District; Advisory Director, Commercial State Bank, El Campo; Advisory Director, First National Bank of Bryan; Advisory Director, Sterling Bancshares; Former Director and Vice Chairman, Texas Commerce Bancshares; and Vice Chairman, Texas Commerce Bank.

         COMPENSATION OF THE BOARD OF DIRECTORS AND ADVISORY BOARD. The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Directors and the Advisory Board members for their services. Mr. Boudreau, a non-Independent Director, and each of the officers of the Fund who are interested persons of the Adviser, are compensated by the Adviser and received no compensation from the Fund for their services.




                                                                 Pension or                  Total Compensation
                                                                 Retirement                  from all Funds in
                                     Aggregate                Benefits Accrued                  John Hancock
                                     Compensation              as Part of the                 Fund Complex to
Directors                            from the Fund            Fund's Expenses
---------                            -------------            ----------------
   Directors 1994.**
--------------------
James F. Carlin                         $     0                      $0                            $60,450
William H. Cunningham                    2,400*                       0                                  0
Charles L. Ladner                             0                       0                             60,450
Leo E. Linbeck, Jr.                      3,600*                       0                                  0
Patricia P. McCarter                          0                       0                             60,200
Steven R. Pruchansky                          0                       0                             62,450
Norman H. Smith                               0                       0                             62,450
John P. Toolan                                0                       0                             60,450



* Compensation made pursuant to different compensation arrangements then in effect for the fiscal year ended October 31, 1994.


** The total compensation paid by the John Hancock Fund Complex to the Independent Directors is $366,450 as of the calendar year ended December 31, 1994. (The Fund was not part of the John Hancock Fund Complex until December 22, 1994 and Messrs. Cunningham and Linbeck were not Trustees/Directors of any funds in The John Hancock Fund Complex prior to December 22, 1994.)


                                                    Pension or               Total Compensation
                                                    Retirement               from all Funds in
                                Aggregate        Benefits Accrued               John Hancock
                               Compensation       as Part of the              Fund Complex to
Advisory Board***             from the Fund      Fund's Expenses             Advisory Board***
-----------------             -------------      ----------------            ------------------
R. Trent Campbell                $  948                  $0                       $ 54,000
Mrs. Lloyd Bentsen                  948                   0                         54,000
Thomas R. Powers                    948                   0                         54,000
Thomas B. McDade                    948                   0                         54,000

TOTAL                            $3,792                  $0                       $216,000


*** Estimated for the Fund's current fiscal year ending October 31, 1995.

INVESTMENT ADVISORY AND OTHER SERVICES

         As described in the Prospectus, the Fund receives its investment advice from the Adviser. Investors should refer to the Prospectus for a description of certain information concerning the investment management contract. Each of the Directors and principal officers affiliated with the Fund who is also an affiliated person of the Adviser is named above, together with the capacity in which such person is affiliated with the Fund, the Adviser or TFMC (the Fund's prior investment adviser).

         The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and currently has more than $13 billion in assets under management in its capacity as investment adviser to the Fund and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,060,000 shareholders. The Adviser is a wholly-owned subsidiary of The Berkeley Financial Group, which is in turn a wholly-owned subsidiary of John Hancock Subsidiaries, Inc., which is in turn a wholly-owned subsidiary of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of $80 billion, the Life Company is one of the ten largest life insurance companies in the United States and carries Standard & Poor's and A.M. Best's highest ratings. Founded in 1862, the Life Company has been serving clients for over 130 years.

         As described in the Prospectus under the caption "Organization and Management of the Fund," the Fund has entered into an investment management contract with the Adviser. Under the investment management contract, the Adviser provides the Fund with (i) a continuous investment program, consistent with the

Fund's stated investment objective and policies, (ii) supervision of all aspects of the Fund's operations except those that are delegated to a custodian, transfer agent or other agent and (iii) such executive, administrative and clerical personnel, officers and equipment as are necessary for the conduct of its business. The Adviser is responsible for the day-to-day management of the Fund's portfolio assets.

         No person other than the Adviser and its directors and employees regularly furnishes advice to the Fund with respect to the desirability of the Fund investing in, purchasing or selling securities. The Adviser may from time to time receive statistical or other similar factual information, and information regarding general economic factors and trends, from the Life Company and its affiliates.

         Under the terms of the investment management contract with the Fund, the Adviser provides the Fund with office space, equipment and supplies and other facilities and personnel required for the business of the Fund. The Adviser pays the compensation of all officers and employees of the Fund and pays the expenses of clerical services relating to the administration of the Fund. All expenses which are not specifically paid by the Adviser and which are incurred in the operation of the Fund including, but not limited to, (i) the fees of the Directors of the Fund who are not "interested persons," as such term is defined in the 1940 Act (the "Independent Directors"), (ii) the fees of the members of the Fund's Advisory Board (described above) and (iii) the continuous public offering of the shares of the Fund are borne by the Fund.

         As provided by the investment management contract, the Fund pays the Adviser an investment management fee, which is accrued daily and paid monthly in arrears, equal on an annual basis to a percentage of the Fund's average daily net asset value as follows:

                                                                           Fee
Average Daily Net Assets of the Fund                                  (annual rate)
------------------------------------                                  -------------
         First $500 million.......................................        0.500%
         Next $250 million........................................        0.425%
         Next $250 million........................................        0.375%
         Next $500 million........................................        0.350%
         Next $500 million........................................        0.325%
         Next $500 million........................................        0.300%
         Amount Over $2.5 billion.................................        0.275%


         The Adviser may temporarily reduce its advisory fee or make other arrangements to reduce the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose the advisory fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

         In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of any state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess and the Adviser will make any additional arrangements necessary to eliminate any remaining excess expenses. Currently, the most restrictive limit applicable to the Fund is 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2% of the next $70,000,000 and 1.5% of the remaining average daily net asset value.

         Pursuant to the investment management contract, the Adviser is not liable to the Fund or its shareholders for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the applicable contract.

         The investment management contract initially expires on December 22, 1996 and will continue in effect from year to year thereafter if approved annually by a vote of a majority of the Independent Directors of the Fund, cast in person at a meeting called for the purpose of voting on such approval, and by either a majority of the Directors or the holders of a majority of the Fund's outstanding voting securities. The management contract may, on 60 days' written notice, be terminated at any time without the payment of any penalty to the Fund by vote of a majority of the outstanding voting securities of the Fund, by the Directors or by the Adviser. The management contract terminates automatically in the event of its assignment.

         Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

         Under the investment management contract, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the investment management contract or any extension, renewal or amendment thereof remains in effect. If the Fund's investment management contract is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

         For the fiscal years ended October 31, 1992, 1993 and 1994 advisory fees payable by the Fund to TFMC, the Fund's former investment adviser, amounted to $133,127, $142,298 and $214,088, respectively.


DISTRIBUTION CONTRACT

         DISTRIBUTION CONTRACT. As discussed in the Prospectus, the Fund's shares are sold on a continuous basis at the public offering price. John Hancock Funds, a wholly-owned subsidiary of the Adviser, has the exclusive right, pursuant to the Distribution Contract dated December 22, 1994 (the "Distribution Contract"), to purchase shares from the Fund at net asset value for resale to the public or to broker-dealers at the public offering price.

         The Distribution Contract was initially adopted by the affirmative vote of the Fund's Board of Directors including the vote of a majority of Independent Directors, cast in person at a meeting called for such purpose. The Distribution Contract shall continue in effect until December 22, 1996 and from year to year thereafter if approved by either the vote of the Fund's shareholders or the Board of Directors including the vote of a majority of Independent Directors, cast in person at a meeting called for such purpose. The Distribution Contract may be terminated at any time, without penalty, by either party upon sixty (60) days' written notice or by a vote of a majority of the outstanding voting securities of the Fund and terminates automatically in the case of an assignment by John Hancock Funds.

         DISTRIBUTION PLAN. The Board of Directors, including the Independent Directors of the Fund, approved a new distribution plan pursuant to Rule 12b-1 under the 1940 Act for Class S shares of the Fund (the "Plan"). The Plan was approved by the sole shareholder of Class S shares of the Fund on September 12, 1995 and became effective on September 12, 1995.

         Under the Plan, the distribution or service fee will not exceed an annual rate of 0.40% of the average daily net asset value of the Fund attributable to Class S shares (determined in accordance with the Fund's Prospectus as from time to time in effect). In accordance with generally accepted accounting principles, the Fund does not treat unreimbursed distribution expenses attributable to Class S shares as a liability of the Fund and does not reduce the current net assets of Class B by such amount although the amount may be payable under the Plan in the future. The Plan was not in existence during the fiscal year ended October 31, 1994.

         Under the Plan, expenditures shall be calculated and accrued daily and paid monthly or at such other intervals as the Directors shall determine. The fee may be spent by John Hancock Funds on Distribution Expenses or Service Expenses. "Distribution Expenses" include any activities or expenses primarily intended to result in the sale of Class S shares of the Fund, including, but not limited to: (i) initial and ongoing sales compensation payable out of such fee as such compensation is received by John Hancock Funds, other brokers or financial service firms who have arrangements with John Hancock Funds engaged in the sale of Class S shares, (ii) direct out-of-pocket expenses incurred in connection with the distribution of Class S shares, including expenses related to printing of prospectuses and reports; (iii) preparation, printing and distribution of sales literature and advertising material; (iv) an allocation of overhead and other branch office expenses of John Hancock Funds related to the distribution of Class S shares; and (v) in the event that any other investment company (the "Acquired Fund") sells all or substantially all of its assets to, merges with or otherwise engages in a combination with the Fund, distribution expenses originally incurred in connection with the distribution of the Acquired Fund's shares. Service Expenses under the Plan include payments made to, or on account of, account executives of selected broker-dealers (including affiliates of John Hancock Funds) and others who furnish personal and shareholder account maintenance services to Class S shareholders of the Fund.

         The Plan provides that it will continue in effect only as long as its continuance is approved at least annually by a majority of both the Directors and the Independent Directors. The Plan provides that it may be terminated (a) at any time by vote of a majority of the Directors, a majority of the Independent Directors, or a majority of the outstanding voting securities of the Class S shares of the Fund or (b) by John Hancock Funds on 60 days' notice in writing to the Fund. The Plan further provides that it may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding Class S shares of the Fund. The Plan provides that no material amendment to the Plan will, in any event, be effective unless it is approved by a majority vote of the Directors and the Independent Directors of the Fund. In adopting the Plans, the Board of Directors has determined that, in their judgment, there is a reasonable likelihood that the Plan will benefit the holders of the Class S shares of the Fund.

         Information regarding the services rendered under the Plan and the Distribution Contract and the amounts paid therefor by the Fund is provided to, and reviewed by, the Board of Directors on a quarterly basis. In its quarterly review, the Board of Directors considers the continued appropriateness of the Plan and the Distribution Contract and the level of compensation provided therein.

         When the Fund seeks an Independent Director to fill a vacancy or as a nominee for election by shareholders, the selection or nomination of the Independent Director is, under resolutions adopted by the Directors contemporaneously with their adoption of the Plan, committed to the discretion of the Committee on Administration of the Directors. The members of the Committee on Administration are all Independent Directors and identified in this Statement of Additional Information under the heading "Those Responsible for Management."

AMORTIZED COST METHOD OF PORTFOLIO VALUATION

         The Fund utilizes the amortized cost valuation method of valuing portfolio instruments in the absence of extraordinary or unusual circumstances. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the Fund. The Directors will from time to time review the extent of any deviation of the net asset value, as determined on the basis of the amortized cost method, from net asset value as it would be determined on the basis of available market quotations. If any deviation occurs which may result in unfairness either to new investors or existing shareholders, the Directors will take such actions as they deem appropriate to eliminate or reduce such unfairness to the extent reasonably practicable. These actions may include selling portfolio instruments prior to maturity to realize gains or losses or to shorten the Fund's average portfolio maturity, withholding dividends, splitting, combining or otherwise recapitalizing outstanding shares or utilizing available market quotations to determine net asset value per share.

         Since a dividend is declared to shareholders each time net asset value is determined, the net asset value per share of the Fund will normally remain constant at $1.00 per share. There is no assurance that the Fund can maintain the $1.00 per share value. Monthly, any increase in the value of a shareholder's investment from dividends is reflected as an increase in the number of shares in the shareholder's account or is distributed as cash if a shareholder has so elected.

         It is expected that the Fund's net income will be positive each time it is determined. However, if because of a sudden rise in interest rates or for any other reason the net income of the Fund determined at any time is a negative amount, the Fund will offset the negative amount against income accrued during the month for each shareholder account. If at the time of payment of a distribution such negative amount exceeds a shareholder's portion of accrued income, the Fund may reduce the number of its outstanding shares by treating the shareholder as having contributed to the capital of the Fund that number of full or fractional shares which represents the amount of excess. By investing in the Fund, shareholders are deemed to have agreed to make such a contribution. This procedure is intended to permit the Fund to maintain its net asset value at $1.00 per share.

         If in the view of the Directors it is inadvisable to continue the practice of maintaining net asset value at $1.00 per share, the Directors reserve the right to alter the procedures for determining net asset value. The Fund will notify shareholders of any such alteration.

SPECIAL REDEMPTIONS

         Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Directors. When the shareholder sells portfolio securities received in this fashion, he would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

DESCRIPTION OF THE CORPORATION'S SHARES

         The Fund operates as one series of the Corporation. All shares of stock of the Corporation ($.01 par value per share) have equal voting rights among shares of the same series (except that each class of shares within a series has sole voting rights with respect to matters solely affecting that class). On September 12, 1995, the Corporation's Articles of Incorporation were amended to increase the authorized common stock of the Corporation from 375,000,000 to 2,500,000,000 shares of Class A Common Stock, from 625,000,000 to 3,000,000,000 shares of Class B Common Stock; and from 0 to 1,000,000,000 shares of Class S Common Stock. No shares of any series or class have pre-emptive or conversion rights. Each series of shares represents interests in a separate portfolio of investments. Each is entitled to all income and gains (or losses) and bears all of the expenses associated with the operations of that portfolio except that each class of a series bears its own transfer agency fees. Common expenses of the Corporation are allocated among the series, based upon the respective net assets or ratably or a combination of both whichever is more appropriate, of each series.

         The Board of Directors is authorized to create additional series of shares and classes within any series at any time without approval by shareholders. Six series of shares representing interests in the Corporation are presently authorized.

         Each share of each series or class of the Corporation represents an equal proportionate interest with each other share in that series or class, none having priority or preference over other shares of the same series or class. The interest of investors in the various series or classes of the Corporation is separate and distinct. All consideration received for the sales of shares of a particular series or class of the Corporation, all assets in which such consideration is invested and all income, earnings and profits derived from such investments will be allocated to and belong to that series or class. As such, each share is entitled to dividends and distributions out of the net income belonging to that series or class as declared by the Board of Directors. The assets of each series are segregated on the Corporation's books and are charged with the liabilities of that series and with a share of the Corporation's general liabilities.

         The Board of Directors determines those assets and liabilities deemed to be general assets or liabilities of the Corporation, and these items are allocated among each series in proportion to the relative total net assets of each series. In the unlikely event that the liabilities allocable to a series exceed the assets of that series, the amount to be deemed available for distribution to each affected series shall be determined by the Board of Directors in order to effect an equitable allocation among each series of the Corporation.

         The Corporation has authorized the issuance of three classes of common stock for the Fund, designated as Class A, Class B and Class S shares. Class A, Class B and Class S shares each represent an interest in the same assets of the Fund and are identical in all respects except that each class bears certain expenses related to the distribution of such shares and certain expenses related to transfer agency services. Like Class S shares, Class A shares are not subject to a sales charge on purchases, redemptions or reinvested dividends, nor are they subject to deferred sales charges or an exchange fee. While Class B shares are not subject to a sales charge on purchases or reinvested dividends, nor subject to an exchange fee, Class B shares are subject to a contingent deferred sales charge if redeemed within six years of purchase. The holders of Class A, Class B and Class S shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares. The Directors of the Corporation may classify and reclassify the shares of the Fund into additional classes of common stock at a future date.



         VOTING RIGHTS. Each shareholder of the Corporation is entitled to a full vote for each full share held (and fractional votes for fractional shares). Shareholders of each series or class vote separately from other shareholders of the Corporation with respect to all matters which affect solely the interests of that series or class. After Directors have been elected by shareholders, they will continue to serve indefinitely and they may appoint their own successors, provided that always at least a majority of the Directors have been elected by the Corporation's shareholders. The voting rights of stockholders are not cumulative, so that the holders of more than 50 percent of the shares voting can, if they choose, elect all Directors being selected, while the holders of the remaining shares would be unable to elect any Directors. It is the intention of the Corporation not to hold annual meetings of shareholders. The Directors may call annual or special meetings of shareholders of the Corporation or any class of a series for action by shareholder vote as may be required by the 1940 Act. Pursuant to an undertaking to the Securities and Exchange Commission, the Corporation will call a meeting of shareholders for any purpose, including voting to remove one or more Directors, on the written request of the holders of at least 10% of the outstanding shares of the Corporation. The Fund will assist shareholders with any communications including shareholder proposals.


         DIRECTOR AND OFFICER LIABILITY. Under the Corporation's Articles of Incorporation and the Maryland General Company Law, the directors, officers, employees and agents of the Corporation are entitled to indemnification under certain circumstances against liabilities, claims and expenses arising from any threatened, pending or completed action, suit or proceeding to which they are made parties by reason of the fact that they are or were such directors, officers, employees or agents of the Corporation except as such liability may arise from their own bad faith, willful misfeasance, gross negligence or reckless disregard of duties.

         The Corporation is not required to issue stock certificates. The Corporation shall continue without limitation of time subject to the provisions in the Articles of Incorporation concerning termination by action of the shareholders.

TAX STATUS

         The Fund has qualified and has elected to be treated as a "regulated investment company" under Subchapter M of the Code, and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on taxable income (including net realized capital gains, if any) which is distributed to shareholders at least annually in accordance with the timing requirements of the Code.

         The Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

         Distributions of net investment income (which include original issue discount and accrued, recognized market discount) and any net realized short-term capital gains, as computed for Federal income tax purposes, will be taxable as described in the Prospectus whether taken in shares or in cash. Although the Fund does not expect to realize any net long-term capital gains, distributions from such gains, if any, would be taxable as long-term capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the amount of cash they would have received had they taken the distribution in cash, divided by the number of shares received.

         Upon a redemption of shares (including by exercise of the exchange privilege) a shareholder ordinarily will not realize a taxable gain or loss if, as anticipated, the Fund maintains a constant net asset value per share. If the Fund is not successful in maintaining a constant net asset value per share, a redemption may produce a taxable gain or loss.

         Distributions from the Fund will not qualify for the dividends-received deduction for corporate shareholders.

         For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and would not be distributed as such to shareholders.

         Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

         The foregoing discussion relates solely to U.S. Federal income tax laws applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions (if any), and ownership of or gains realized (if any) on the redemption of shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

         Non-U.S. investors not engaged in U.S. trade or business with which their Fund investment is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 31% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

         Provided that the Fund qualifies as a regulated investment company under the Code, the Fund will also not be required to pay any Massachusetts income tax.


CALCULATION OF PERFORMANCE

         For the purposes of calculating yield, daily income per share consists of interest and discount earned on the Fund's investments less provision for amortization of premiums and applicable expenses, divided by the number of shares outstanding, but does not include realized or unrealized appreciation or depreciation.

         In any case in which the Fund reports its annualized yield, it will also furnish information as to the average portfolio maturities of the Fund. It will also report any material effect of realized gains or losses or unrealized appreciation on dividends which have been excluded from the computation of yield.

         Yield calculations are based on the value of a hypothetical preexisting account with exactly one share at the beginning of the seven day period. Yield is computed by determining the net change in the value of the account during the base period and dividing the net change by the value of the account at the beginning of the base period to obtain the base period return. Base period is multiplied by 365/7 and the resulting figure is carried to the nearest 100th of a percent. Net change in account value during the base period includes dividends declared on the original share, dividends declared on any shares purchased with dividends of that share and any account or sales charges that would affect an account of average size, but excludes any capital changes.

         Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

         EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7)-1

         The yield of the Fund is not fixed or guaranteed. Yield quotations should not be considered to be representations of yield of the Fund for any period in the future. The yield of the Fund is a function of available interest rates on money market instruments, which can be expected to fluctuate, as well as of the quality, maturity and types of portfolio instruments held by the Fund and of changes in operating expenses. The Fund's yield may be affected if, through net sales of its shares, there is a net investment of new money in the Fund which the Fund invests at interest rates different from that being earned on current portfolio instruments. Yield could also vary if the Fund experiences net redemptions, which may require the disposition of some of the Fund's current portfolio instruments.

         From time to time, in reports and promotional literature, the Fund's yield and total return will be ranked or compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc. "Lipper-Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on approximately 1,000 fixed income mutual funds in the United States or "IBC/Donahue's Money Fund Report," a similar publication. Comparisons may also be made to bank Certificates of Deposit, which differ from mutual funds, like the Fund, in several ways. The interest rate established by the sponsoring bank is fixed for the term of a CD, there are penalties for early withdrawal from CD's and the principal on a CD is insured. Unlike CD's, which are insured as to principal, an investment in the Fund is not insured or guaranteed.

         Performance rankings and ratings, reported periodically in national financial publications such as MONEY MAGAZINE, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRONS, will also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta." Beta is a reflection of the market-related risk of the Fund by showing how responsive the Fund is to the market.

BROKERAGE ALLOCATION

         Decisions concerning the purchase and sale of portfolio securities are made by the Adviser pursuant to recommendations made by its investment committee, which consists of officers and directors of the Adviser and affiliates and officers and Directors who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Investments in debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on such transactions.

         The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the NASD and other policies that the Directors may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

         To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitments to allocate portfolio transactions upon any prescribed basis. While the Fund's officers will be primarily responsible for the allocation of the Fund's brokerage business, their policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Directors. For the fiscal years ended October 31, 1994, 1993 and 1992, no negotiated brokerage commissions were paid on portfolio transactions.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Directors that the price is reasonable in light of the services provided and to policies that the Directors may adopt from time to time. During the fiscal year ended October 31, 1994, the Fund did not pay commissions as compensation to any brokers for research services such as industry, economic and company reviews and evaluations of securities.

         The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Freedom Securities Corporation and its subsidiaries, three of which, Tucker Anthony Incorporated ("Tucker Anthony"), John Hancock Distributors, Inc. ("John Hancock Distributors") and Sutro & Company, Inc. ("Sutro"), are broker-dealers ("Affiliated Brokers"). Pursuant to procedures determined by the Directors and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Tucker Anthony, Sutro or John Hancock Distributors. During the year ended October 31, 1994, the Fund did not execute any portfolio transactions with then affiliated brokers.

         Any of the Affiliated Brokers may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Directors pursuant to the 1940 Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Directors believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as a clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Directors who are not interested persons (as defined in the 1940 Act) of the Fund, the Adviser or the Affiliated Brokers. Because the Adviser, which is affiliated with the Affiliated Brokers, has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Brokers as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria. The Fund will not effect principal transactions with Affiliated Brokers. The Fund may, however, purchase securities from other members of underwriting syndicates of which Tucker Anthony, Sutro and John Hancock Distributors are members, but only in accordance with the policy set forth above and procedures adopted and reviewed periodically by the Directors.

TRANSFER AGENT SERVICES

         John Hancock Investor Services Corporation, P.O. Box 9116, Boston, MA 02205-9116, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the

Fund. The Fund pays Investor Services a monthly transfer agent fee equal to $18 per account for Class S shares plus out-of-pocket expenses.

CUSTODY OF PORTFOLIO


         Effective September 30, 1995, portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Prior to such date, portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and Investors Bank and Trust Company, 24 Federal Street, Boston, Massachusetts. Under the custodian agreement, the custodian performs custody, portfolio and fund accounting services.


INDEPENDENT AUDITORS

         Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, has been selected as the independent auditors of the Fund. The financial statements of the Fund included in the Prospectus and this Statement of Additional Information have been audited by Ernst & Young LLP for the periods indicated in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                   APPENDIX A

                      CORPORATE AND TAX-EXEMPT BOND RATINGS


MOODY'S INVESTORS SERVICE, INC. ("MOODY'S)

         Aaa, Aa, A AND Baa - Tax-exempt bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to bonds that are of "high quality by all standards," but long-term risks appear somewhat larger than Aaa rated bonds. The Aaa and Aa rated bonds are generally known as "high grade bonds." The foregoing ratings for tax-exempt bonds are rated conditionally. Bonds for which the security depends upon the completion of some act or upon the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Such conditional ratings denote the probable credit stature upon completion of construction or elimination of the basis of the condition. Bonds rated A are considered as upper medium grade obligations. Principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa are considered a medium grade obligations; i.e., they are neither highly protected or poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

STANDARD & POOR'S RATINGS GROUP ("S&P")

         AAA, AA, A AND BBB - Bonds rated AAA bear the highest rating assigned to debt obligations, which indicates an extremely strong capacity to pay principal and interest. Bonds rated AA are considered "high grade," are only slightly less marked than those of AAA ratings and have the second strongest capacity for payment of debt service. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat susceptible to the adverse effects of changes in circumstances and economic conditions. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. Although a provisional rating addresses credit quality subsequent to completion of the project, it makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Bonds rated BBB are regarded as having an adequate capacity to repay principal and pay interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in the A category.

FITCH INVESTORS SERVICE ("FITCH")

         AAA, AA, A, BBB - Bonds rated AAA are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue. Bonds rated A are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

                             TAX-EXEMPT NOTE RATINGS

         MOODY'S - MIG-1 AND MIG-2. Notes rated MIG-1 are judged to be of the best quality, enjoying strong protection from established cash flow or funds for their services or from established and broad-based access to the market for refinancing or both. Notes rated MIG-2 are judged to be of high quality with ample margins of protection, though not as large as MIG-1.

         S&P - SP-1 AND SP-2. SP-1 denotes a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation (SP-1+). SP-2 denotes a satisfactory capacity to pay principal and interest.

         FITCH - FIN-1 AND FIN-2. Notes assigned FIN-1 are regarded as having the strongest degree of assurance for timely payment. A plus symbol may be used to indicate relative standing. Notes assigned FIN-2 reflect a degree of assurance for timely payment only slightly less in degree than the highest category.

                CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

         MOODY'S - Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Prime-1, indicates highest quality repayment capacity of rated issue and Prime-2 indicates higher quality.

         S&P - Commercial Paper ratings are a current assessment of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Issues rated A have the greatest capacity for a timely payment and the designation 1, 2 and 3 indicates the relative degree of safety. Issues rated "A-1+" are those with an "overwhelming degree of credit protection."

         FITCH - Commercial Paper ratings reflect current appraisal of the degree of assurance of timely payment. F-1 issues are regarded as having the strongest degree of assurance for timely payment. (+) is used to designate the relative position of an issuer within the rating category. F-2 issues reflect an assurance of timely payment only slightly less in degree than the strongest issues. The symbol (LOC) may follow either category and indicates that a letter of credit issued by a commercial bank is attached to the commercial paper note.

         OTHER CONSIDERATIONS - The ratings of S&P, Moody's, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.

FINANCIAL STATEMENTS

                          MONEY MARKET FUND B

                        STATEMENT OF NET ASSETS
October 31, 1994
                                           FACE
ISSUER                                    AMOUNT          VALUE
-------------------------------------------------------------------
COMMERCIAL PAPER  -  69.04%
---------------------------
BUSINESS CREDIT
INSTITUTIONS  -  8.56%
Chevron Oil Finance Co.
  5.050% due 11/08/94 ..............    $3,000,000      $ 2,997,054
Coca-Cola Financial Corp.
  4.850% due 11/14/94 ..............     2,000,000        1,996,497
                                                        -----------
                                                          4,993,551
CONSUMER CYCLICALS  -  8.55%
Toys "R" Us, Inc.
  4.880% due 11/29/94 ..............     2,500,000        2,490,511
Wal-Mart Stores, Inc.
  4.750% due 11/02/94 ..............     2,500,000        2,499,670
                                                        -----------
                                                          4,990,181
CONSUMER GOODS &
SERVICES  -  11.72%
Cargill Inc.
  4.950% to 4.960% due
   11/07/94 ........................     3,000,000        2,997,523
Coca Cola Co.
  4.770% to 5.050% due
   11/04/94 to 11/18/94 ............       993,000          991,703
Hershey Foods Corp.
  4.800% due 11/01/94 ..............     2,000,000        2,000,000
Procter & Gamble Co.
  5.000% due 11/01/94 ..............       850,000          850,000
                                                        -----------
                                                          6,839,226

FINANCIAL SERVICES  -  5.13%
General Electric Capital Corp.
  4.880% to 4.970% due
   11/04/94 to 12/05/94 ............     3,000,000        2,994,563

HEALTH CARE  -  10.08%
Abbott Laboratories
  4.800% to 4.950% due
   11/22/94 to 12/06/94 ............     2,500,000        2,489,981
Schering Corp.
  4.750% to 4.800% due
   11/02/94 to 12/15/94.............     2,400,000        2,397,389
Warner-Lambert Co.
  4.870% due 11/28/94...............     1,000,000          996,348
                                                        -----------
                                                          5,883,718
INDUSTRIAL  -  3.43%
Donnelley (R.R.) & Sons Co.
  4.980% due 11/03/94 ..............     1,000,000          999,723
E.I. duPont deNemours & Co.
  4.920% due 11/03/94 ..............     1,000,000          999,727
                                                        -----------
                                                          1,999,450
TECHNOLOGY-RELATED  -  15.18%
American Telephone &
    Telegraph Co.
  4.800% to 5.280% due
   11/18/94 to 01/03/95..............    1,995,000        1,982,734
Bellsouth
    Telecommunications Inc.
  4.850% to 4.950% due
   11/16/94 to 11/23/94 .............    2,395,000        2,388,258
Motorola, Inc.
  4.880% due 11/14/94 ...............    2,500,000        2,495,594
Raytheon Co.
  4.850% due 11/21/94 ...............    2,000,000        1,994,611
                                                        -----------
                                                          8,861,197
UTILITIES  -  6.39%
Laclede Gas Co.
  4.920% due 11/09/94 ...............    2,000,000        1,997,813
Madison Gas & Electric Co.
  4.850% to 4.950% due
   11/15/94 to 11/21/94 .............    1,739,000        1,734,793
                                                        -----------
                                                          3,732,606
                                                        -----------
TOTAL COMMERCIAL PAPER
(Cost $40,294,492) ..................                    40,294,492


                        STATEMENT OF NET ASSETS

Continued

                                           FACE
ISSUER                                    AMOUNT          VALUE
-------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
----------------------
OBLIGATIONS  -  31.21%
----------------------
FEDERAL FARM CREDIT
BANK  -  4.16%
  3.500% to 5.410% due
   11/15/94 to 04/13/95 .............   2,445,000         2,428,712

FEDERAL HOME LOAN
BANK  -  5.94%
  4.900% to 5.630% due
   11/04/94 to 03/30/95 .............   3,495,000         3,463,629

FEDERAL HOME LOAN
MORTGAGE
CORPORATION  -  6.15%
  3.960% to 5.570% due
   11/03/94 to 05/22/95 .............   3,615,000         3,590,533

FEDERAL NATIONAL MORTGAGE
ASSOCIATION  -  14.96%
  4.650% to 5.220% due
   11/10/94 to 03/20/95 .............   8,780,000         8,733,278
                                                        -----------

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS
(Cost $18,216,152) ..................                    18,216,152
                                                        -----------

TOTAL INVESTMENTS  -  100.25%
(Cost $58,510,644) ..................                    58,510,644

CASH AND OTHER ASSETS,
LESS LIABILITIES  -  (0.25)% ........                      (145,055)
                                                        -----------
NET ASSETS, at value,
equivalent to $1.00 per
share for 58,365,589
shares ($.01 par value)
of capital stock
outstanding  -   100.00% ............                   $58,365,589
                                                        ===========

See Notes to Financial Statements.

                  STATEMENT OF OPERATIONS / STATEMENTS OF CHANGES IN NET ASSETS

STATEMENT OF OPERATIONS
Year Ended October 31, 1994
INVESTMENT INCOME
Interest .........................             $1,725,382

EXPENSES
Distribution expenses ............   $428,177
Management fees ..................    214,088
Transfer agent fees ..............     93,330
Administrative service fees ......     46,621
Registration fees ................     35,616
Shareholder reports ..............     19,295
Directors' fees and expenses .....     16,553
Custodian fees ...................     15,692
Audit and legal fees .............      9,221
Miscellaneous ....................      4,582     883,175
                                     --------  ----------
NET INVESTMENT INCOME ............             $  842,207
                                               ==========

STATEMENTS OF CHANGES IN NET ASSETS
                                   YEAR ENDED OCTOBER 31,
                                ---------------------------
                                    1994            1993
                                -----------     -----------
OPERATIONS
Net investment income ......    $   842,207     $   242,168

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income ......       (842,207)       (242,168)

CAPITAL SHARE
TRANSACTIONS
Increase in capital shares
  outstanding ..............     26,819,423          65,794
                                -----------     -----------
Increase in net assets .....     26,819,423          65,794

NET ASSETS
Beginning of year ..........     31,546,166      31,480,372
                                -----------     -----------
End of year ................    $58,365,589     $31,546,166
                                ===========     ===========

                                        5

See Notes to Financial Statements.

                                              FINANCIAL HIGHLIGHTS

                                                                                YEAR ENDED OCTOBER 31,
                                                                ---------------------------------------------------
                                                                  1994       1993       1992       1991       1990
                                                                -------    -------    -------    -------    -------
Per share income and capital changes for a share outstanding during each year:
Net asset value, beginning of year ..........................   $  1.00    $  1.00    $  1.00    $  1.00    $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income .......................................     0.018      0.009      0.017      0.045      0.061

LESS DISTRIBUTIONS
Dividends from net investment income ........................    (0.018)    (0.009)    (0.017)    (0.045)    (0.061)
                                                                -------    -------    -------    -------    -------
Net asset value, end of year ................................   $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                                =======    =======    =======    =======    =======
Total Return(1) .............................................      1.87%      0.85%      1.73%      4.61%      6.30%
                                                                =======    =======    =======    =======    =======

RATIOS AND SUPPLEMENTAL DATA
Ratio of expenses to average net assets .....................      2.06%      2.44%      2.47%      2.23%      2.31%
Ratio of expense reimbursement to average net assets ........         -          -          -      (0.12)%    (0.15)%
                                                                -------    -------    -------    -------    -------
Ratio of net expenses to average net assets .................      2.06%      2.44%      2.47%      2.11%      2.16%
                                                                =======    =======    =======    =======    =======
Ratio of net investment income to average net assets ........      1.97%      0.85%      1.69%      4.45%      6.11%
Net Assets, end of year (in thousands) ......................   $58,366    $31,546    $31,480    $20,763    $21,099

(1) Total return does not include the effect of the contingent deferred sales charge.



See Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS

October 31, 1994

NOTE A  -  SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series, Inc. (the "Issuer"), formerly Transamerica Special Series, Inc., is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Issuer operates as a series fund, currently issuing six series of shares. On May 20, 1994, the shareholders of the Issuer approved changes to the name of the Issuer and to the names of each of the series of the Issuer. These changes became effective on June 15, 1994.
        Transamerica Money Market Fund B (the "Fund"), formerly Transamerica Special Money Market Fund, is one of the series of the Issuer. The Fund made its initial offering of shares to the public on October 26, 1987. The following is a summary of significant accounting policies consistently followed by the Fund.
        (1) The Fund values its investment securities at amortized cost (original cost plus amortized discount or accrued interest).
        (2) With respect to U.S. government and U.S. government agency securities in which the Fund may invest, only U.S. Treasury and Government National Mortgage Association (GNMA) issues are backed by the full faith and credit of the U.S. government. All other government issues are backed by the issuing agencies and their general ability to borrow from the U.S. government.
        (3) Security transactions are accounted for on the trade date. Interest income is accrued daily. The identified cost of securities at October 31, 1994 is the same for both financial reporting and federal income tax purposes.
        (4) Distributions of the Fund are computed daily and reinvested in Fund shares or paid to shareholders monthly. Income distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions payable to shareholders at October 31, 1994 were $9,668.
        (5) No provision for federal income taxes has been made since it is the Fund's intention to distribute all of its taxable income and profits to its shareholders and to comply with the requirements applicable to regulated investment companies and the minimum distribution requirements of the Internal Revenue Code.
        (6) The Fund reports custodian fees net of credits and charges resulting from cash positions in the custodial accounts greater than or less than the amounts required to settle portfolio transactions. For the year ended October 31, 1994, these amounts were $1,375 and $1,558, respectively.

NOTE B  -  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's management fee is payable monthly to Transamerica Fund Management
Company (the "Investment Adviser") and is calculated based on the following schedule:

                AVERAGE DAILY
                 NET ASSETS
               (in millions)   ANNUAL RATE
               -------------   -----------
                First $500       0.500%
                Next $250        0.425%
                Next $250        0.375%
                Next $500        0.350%
                Next $500        0.325%
                Next $500        0.300%
                Over $2,500      0.275%

        At October 31, 1994, the management fee payable to the Investment Adviser was $25,029.
        The Investment Adviser provides administrative services to the Fund pursuant to an administrative service agreement. During the year ended October 31, 1994, the Fund paid or accrued $36,221 to the Investment Adviser for these services, of which $3,326 was payable at October 31, 1994.
        The Fund paid no compensation directly to any officer. Certain officers and a director of the Issuer are affiliated with the Investment Adviser.
        During the year ended October 31, 1994, the Fund paid legal fees of $799 to Baker & Botts. A partner with Baker & Botts is an officer of the Issuer.

NOTE C  -  PLAN OF DISTRIBUTION

Pursuant to Rule 12b-1 of the Investment Company Act of 1940, the Fund is authorized to finance activities related to the distribution of its shares. The distribution plan, together with the contingent deferred sales charge, complies with the regulations covering maximum sales charges assessed by mutual funds distributed through securities dealers that are NASD members.
        The plan permits payments to Transamerica Fund Distributors, Inc. (the "Distributor"), an affiliate of the Investment Adviser and principal underwriter of the Fund, of up to 0.25% annually of average daily net assets for certain distribution costs such as service fees paid to dealers, production and distribution of prospectuses to prospective investors, services provided to new and existing shareholders and other distribution related activities. During the year ended

                         NOTES TO FINANCIAL STATEMENTS


Continued


NOTE C  (Continued)

October 31, 1994, payments made to the Distributor of $107,432 or 0.25% were related to the above activities.

        The plan also permits reimbursement to the Distributor up to 0.75% annually of average daily net assets for costs related to compensation paid to securities dealers, in place of an initial sales charge to investors. These costs are based upon a commission payment charge of 5% of the value of shares sold (excluding shares acquired through reinvestment), reduced by the amount of contingent deferred sales charges (CDSC) that have been received by the Distributor on redemptions of shares. These costs also include a charge of interest (carrying charge) at an annual rate of 1% over the prevailing prime rate to the extent cumulative commission payment charges, plus any previous carrying charges, less CDSC received by the Distributor, have not been paid in full by the Fund. For the year ended October 31, 1994, the Fund reimbursed the Distributor $320,745 or 0.75% for such costs. For the year ended October 31, 1994, the Distributor received $343,829 in CDSC. At October 31, 1994, the balance of unrecovered costs was $1,233,281.

        At October 31, 1994, the Fund had $53,504 payable to the Distributor pursuant to the above distribution plan.

                      -----------------------------------

NOTE D  -  CAPITAL AND RELATED TRANSACTIONS

A summary of the capital stock transactions follows:
                                                                           YEAR ENDED OCTOBER 31,
                                                        ------------------------------------------------------------
                                                                   1994                            1993
                                                        ----------------------------    ----------------------------
                                                           SHARES        DOLLARS          SHARES          DOLLARS
                                                        ------------   -------------    ------------   -------------
Shares sold .........................................    237,416,247   $ 237,416,247     162,110,025   $ 162,110,025
Shares issued in reinvestment of distributions ......        683,416         683,416         208,860         208,860
Shares redeemed .....................................   (211,280,240)   (211,280,240)   (162,253,091)   (162,253,091)
                                                        ------------   -------------    ------------   -------------
Net increase in capital shares outstanding ..........     26,819,423   $  26,819,423          65,794   $      65,794
                                                        ============   =============    ============   =============

        At October 31, 1994, net assets were comprised of $58,365,589 in capital paid-in, representing 58,365,589 shares of Common Stock outstanding (150,000,000 shares authorized).

                        REPORT OF INDEPENDENT AUDITORS


Shareholders and Board of Directors
John Hancock Money Market Fund B,
  a series of John Hancock Series, Inc.

We have audited the accompanying statement of net assets of John Hancock Money Market Fund B, formerly Transamerica Money Market Fund B, a series of John Hancock Series, Inc., formerly Transamerica Series, Inc., as of October 31, 1994, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1994, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of John Hancock Money Market Fund B, a series of John Hancock Series, Inc., at October 31, 1994, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


                                                        /s/ Ernst & Young LLP


Houston, Texas
December 2, 1994

                             Financial Statements

                   John Hancock Funds - Money Market Fund B



STATEMENT OF ASSETS AND LIABILITIES
April 30, 1995 (Unaudited)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
ASSETS:
    Investments, in money market instruments,
    at value - Note C:
        Commercial paper (cost - $36,423,414)                       $36,423,414
        Negotiable bank certificates of deposit
        (cost - $4,000,089)..............................             4,000,089
        Bankers' acceptances (cost - $1,982,274)                      1,982,274
        Corporate interest-bearing obligations
        (cost - $992,740)................................               992,740
        U.S. government obligations (cost - $5,736,722)..             5,736,722
        Joint repurchase agreement (cost - $10,750,000)              10,750,000
                                                                    -----------
                                                                     59,885,239
      Cash...............................................                    68
      Interest receivable................................               209,416
      Miscellaneous assets...............................                13,767
                                                                    -----------

                           Total Assets..................            60,108,490
                           ----------------------------------------------------
Liabilities:
      Payable for investments purchased..................             3,500,000
      Payable to John Hancock Advisers, Inc. and
      affiliates - Note B................................                27,875
      Accounts payable and accrued expenses..............                58,488
                                                                    -----------
                           Total Liabilities.............             3,586,363
                           ----------------------------------------------------
Net Assets:
      Capital paid-in....................................            56,522,127
                                                                    -----------
                           Net Assets....................           $56,522,127
                           ====================================================

Net Asset Value, Offering Price and
Redemption Price Per Share:
    (based on 56,522,127 shares of beneficial
    interest outstanding - 150,000,000 shares
    authorized with $0.01 per share par value)...........           $      1.00
    ===========================================================================


THE STATEMENT OF ASSETS AND LIABILITIES IS THE FUND'S BALANCE SHEET AND SHOWS THE VALUE OF WHAT THE FUND OWNS, IS DUE AND OWES ON APRIL 30, 1995. YOU'LL ALSO FIND THE NET ASSET VALUE
AS OF THAT DATE.

THE STATEMENT OF OPERATIONS SUMMARIZES THE FUND'S INVESTMENT INCOME EARNED AND EXPENSES INCURRED IN OPERATING THE FUND.


STATEMENT OF OPERATIONS
Six months ended April 30, 1995 (Unaudited)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
INVESTMENT INCOME:
      Interest...........................................           $ 1,603,318
                                                                    -----------

      Expenses:
        Distribution/service fee - Note B................               275,387
        Investment management fee - Note B...............               137,693
        Transfer agent fee - Note B......................                52,718
        Registration and filing fees.....................                34,813
        Custodian fee....................................                30,526
        Auditing fee.....................................                14,530
        Printing.........................................                 6,789
        Trustees' fees...................................                 6,308
        Shareholder service fee..........................                 4,374
        Advisory board fee...............................                 2,207
        Legal fees.......................................                 1,976
        Miscellaneous....................................                 1,754
                                                                    -----------
                            Total Expenses...............               569,075
                            ---------------------------------------------------

                            Net Investment Income........             1,034,243
                            ===================================================

                            Net Increase in Net Assets
                            Resulting from Operations....           $ 1,034,243
                            ===================================================



                                              SEE NOTES TO FINANCIAL STATEMENTS.

                             Financial Statements
                   John Hancock Funds - Money Market Fund B



STATEMENT OF CHANGES IN NET ASSETS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                                               APRIL 30, 1995      OCTOBER 31,
                                                                                                (UNAUDITED)           1994
                                                                                              ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
      Net investment Income.........................................................          $    1,034,243     $       842,207
                                                                                              ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income ($0.0187 and $0.0180 per share, respectively)       (   1,034,243)     (      842,207)
                                                                                              ---------------    ---------------

FROM FUND SHARE TRANSACTIONS - Net*.................................................           (   1,843,462)         26,819,423
                                                                                              ---------------    ---------------

NET ASSETS:
      Beginning of period...........................................................               58,365,589         31,546,166
                                                                                              ---------------    ---------------
      End of period.................................................................          $    56,522,127    $    58,365,589
                                                                                              ===============    ===============

* ANALYSIS OF FUND SHARE TRANSACTIONS:

      Shares sold...................................................................          $   117,586,279    $   237,416,247
      Shares issued to shareholders in reinvestment of distributions................                  828,944            683,416
                                                                                              ---------------    ---------------
                                                                                                  118,415,223        238,099,663
      Less shares repurchased.......................................................            ( 120,258,685)    (  211,280,240)
                                                                                              ---------------    ---------------
      Net increase (decrease).......................................................          $(    1,843,462)   $    26,819,423
                                                                                              ===============    ===============





THE STATEMENT OF CHANGES IN NET ASSETS SHOWS HOW THE VALUE OF THE FUND'S NET ASSETS HAS CHANGED SINCE THE END OF THE PREVIOUS PERIOD. THE DIFFERENCE REFLECTS EARNINGS LESS EXPENSES, DISTRIBUTIONS PAID TO SHAREHOLDERS AND ANY INCREASE OR DECREASE IN MONEY SHAREHOLDERS INVESTED IN THE FUND. THE FOOTNOTE ILLUSTRATES THE NUMBER OF FUND SHARES SOLD, REINVESTED AND REDEEMED DURING THE LAST TWO PERIODS.

                    SEE NOTES TO FINANCIAL STATEMENTS.

                             Financial Statements

                   John Hancock Funds - Money Market Fund B


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are as follows:
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                                                        SIX MONTHS ENDED             YEAR ENDED OCTOBER 31,
                                                        APRIL 30, 1995(b) ------------------------------------------------
                                                           (UNAUDITED)    1994     1993       1992      1991        1990
                                                           ----------    ------   -------    -------   -------     -------
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period...............        $  1.00    $  1.00   $  1.00    $  1.00   $  1.00     $  1.00
                                                             -------    -------   -------    -------   -------     -------
  Net Investment Income..............................           0.02       0.02      0.01       0.02      0.05        0.06
  Less Distributions:
  Dividends from Net Investment Income...............          (0.02)     (0.02)    (0.01)     (0.02)    (0.05)      (0.06)
                                                             -------    -------   -------    -------   -------     -------
  Net Asset Value, End of Period ....................        $  1.00    $  1.00   $  1.00    $  1.00   $  1.00     $  1.00
                                                             =======    =======   =======    =======   =======     =======

  Total Investment Return at Net Asset Value.........           1.88%      1.87%     0.85%      1.73%     4.61%       6.30%
  Total Adjusted Investment Return at
    Net Asset Value (a)..............................          .....      .....     .....      .....      4.49%(c)    6.15%(c)

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000's omitted)..........        $56,522    $58,366   $31,546    $31,480   $20,763     $21,099
  Ratio of Expenses to Average Net Assets ...........           2.07%*     2.06%     2.44%      2.47%     2.11%       2.16%
  Ratio of Adjusted Expenses to Average Net Assets...          .....      .....     .....      .....      2.23%       2.31%
  Ratio of Net Investment Income to Average
    Net Assets (a)...................................           3.76%*     1.97%     0.85%      1.69%     4.57%       6.26%
  Ratio of Adjusted Net Investment Income to
    Average Net Assets (a)...........................          .....      .....     .....      .....      4.45%       6.11%


  * On an annualized basis.
(a) On an unreimbursed basis without expense reduction.
(b) On December 22, 1994 John Hancock Advisers, Inc. became the Investment Adviser of the Fund.
(c) Unaudited.




THE FINANCIAL HIGHLIGHTS SUMMARIZE THE IMPACT OF NET INVESTMENT INCOME AND DIVIDENDS ON A SINGLE SHARE FOR THE PERIOD INDICATED. ADDITIONALLY, IMPORTANT RELATIONSHIPS BETWEEN SOME ITEMS PRESENTED IN THE FINANCIAL STATEMENTS ARE EXPRESSED IN RATIO FORM.

                      SEE NOTES TO FINANCIAL STATEMENTS.

                             Financial Statements
                   John Hancock Funds - Money Market Fund B



SCHEDULE OF INVESTMENTS
April 30, 1995 (Unaudited)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

THE SCHEDULE OF INVESTMENTS IS A COMPLETE LIST OF ALL SECURITIES OWNED BY MONEY MARKET
FUND B ON APRIL 30, 1995. IT'S DIVIDED INTO SIX TYPES OF SHORT-TERM  INVESTMENTS. MOST
CATEGORIES OF SHORT-TERM INVESTMENTS ARE FURTHER BROKEN DOWN BY INDUSTRY GROUP.


                                                                                                          PAR VALUE
                                                                                    INTEREST  QUALITY      (000'S
ISSUER, DESCRIPTION                                                                   RATE    RATINGS*    OMITTED)       VALUE
-------------------                                                                 --------  --------    ---------      -----
COMMERCIAL PAPER
AUTOMOTIVE (5.08%)
Ford Motor Credit Co., 05-22-95..................................................    6.020%    Tier 1      $ 2,900    $ 2,870,903
                                                                                                                      -----------
BANKING (5.08%)
      Norwest Corp.,
      06-16-95...................................................................    6.000      Tier 1       2,900      2,871,000
                                                                                                                      -----------

BANKING - FOREIGN (0.37%)
      Deutsche Bank Financial, Inc.,
      05-01-95...................................................................    6.050      Tier 1         211        209,121
                                                                                                                      -----------

BROKER SERVICES (15.04%)
      Bear Stearns Cos., Inc.,
      06-20-95...................................................................    6.000      Tier 1       3,000      2,970,000
      Goldman Sachs Group, L.P.,
      06-01-95...................................................................    6.100      Tier 1       2,400      2,365,027
      Merrill Lynch & Co., Inc.,
      05-22-95...................................................................    6.030      Tier 1         300        296,985
      Merrill Lynch & Co., Inc.,
      06-12-95...................................................................    6.020      Tier 1       1,000        990,970
      Merrill Lynch & Co., Inc.,
      06-19-95...................................................................    6.010      Tier 1       1,900      1,880,968
                                                                                                                      -----------
                                                                                                                        8,503,950
                                                                                                                      -----------
FINANCE (3.51%)
      American Honda Finance Corp.,
      06-01-95...................................................................    6.050      Tier 1       2,000      1,981,178
                                                                                                                      -----------
INSURANCE (5.08%)
      American General Finance Corp.,
      06-12-95...................................................................    6.000      Tier 1       2,900      2,871,000
                                                                                                                      -----------
MORTGAGE BANKING (5.10%)
      Countrywide Funding Corp.,
      05-12-95...................................................................    6.040      Tier 1       2,900      2,885,403
                                                                                                                      -----------

                                            SEE NOTES TO FINANCIAL STATEMENTS.

                             Financial Statements
                   John Hancock Funds - Money Market Fund B


                                                                                                          PAR VALUE
                                                                                    INTEREST  QUALITY      (000'S
ISSUER, DESCRIPTION                                                                   RATE    RATINGS*    OMITTED)        VALUE
-------------------                                                                 --------  --------    ---------       -----
RETAIL STORES (10.18%)
      Dayton Hudson Corp.,
      06-16-95.....................................................................   6.020%    Tier 1      $ 2,900    $ 2,870,903
      Sears Roebuck Acceptance Corp.,
      05-12-95.....................................................................   6.000     Tier 1        2,900      2,885,500
                                                                                                                       -----------
                                                                                                                         5,756,403
                                                                                                                       -----------
TOBACCO (5.29%)
      Philip Morris Cos., Inc.,
      05-05-95.....................................................................   6.000     Tier         13,000      2,987,500
                                                                                                                       -----------
UTILITIES (9.71%)
      Pennsylvania Power & Light Co.,
      05-09-95.....................................................................   5.970     Tier 1        2,000      1,995,356
      Public Service Electric & Gas Co.,
      05-09-95.....................................................................   6.000     Tier 1        2,900      2,894,200
      U.S. West Communications, Inc.,
      05-02-95.....................................................................   6.000     Tier 1          600        597,400
                                                                                                                       -----------
                                                                                                                         5,486,956
                                                                                                                       -----------
                                                                                TOTAL COMMERCIAL PAPER
                                                                                    (Cost $36,423,414)      ( 64.44%)   36,423,414
                                                                                                            -------    -----------
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
U.S. BRANCHES OF FOREIGN BANKS (7.08%)
      Industrial Bank of Japan Ltd.,
      06-21-95.....................................................................   6.250     Tier 1        2,000      2,000,076
      Sanwa Bank Ltd.,
      05-25-95.....................................................................   6.040     Tier 1        2,000      2,000,013
                                                                                                                       -----------
                                                                                                                         4,000,089

                                                                                 TOTAL NEGOTIABLE BANK
                                                                               CERTIFICATES OF DEPOSIT
                                                                                     (Cost $4,000,089)      (  7.08%)    4,000,089
                                                                                                            -------    -----------
BANKERS' ACCEPTANCES
U.S. BRANCHES OF FOREIGN BANKS (3.51%)
      Bank of Tokyo Ltd.,
      06-05-95.....................................................................   6.020     Tier 1        2,000      1,982,274
                                                                                                                       -----------

                                                                            TOTAL BANKERS' ACCEPTANCES
                                                                                     (Cost $1,982,274)      (  3.51%)    1,982,274
                                                                                                            -------    -----------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                             Financial Statements
                   John Hancock Funds - Money Market Fund B



                                                                                                          PAR VALUE
                                                                                    INTEREST  QUALITY      (000'S
ISSUER, DESCRIPTION                                                                   RATE    RATINGS*    OMITTED)        VALUE
-------------------                                                                 --------  --------    ---------       -----
CORPORATE INTEREST-BEARING OBLIGATIONS
Finance (1.75%)
      General Electric Capital Corp.,
      11-15-95...................................................................     5.250%   Tier 1      $ 1,000     $   992,740
                                                                                                                       -----------
                                                                             TOTAL CORPORATE INTEREST
                                                                                  BEARING OBLIGATIONS
                                                                                      (Cost $992,740)       ( 1.75%)       992,740
                                                                                                           -------     -----------

U. S. GOVERNMENT OBLIGATIONS
Governmental - U. S. Agencies (10.15%)
      Federal Farm Credit Bank,
      08-01-95...................................................................     6.650    Tier 1        1,000       1,000,083
      Federal Farm Credit Bank,
      11-01-95...................................................................     6.100    Tier 1        3,500       3,500,000
      Federal Home Loan Mortgage Corp.,
      05-22-95...................................................................     7.438    Tier 1          250         241,684
      Federal National Mortgage Association,
      05-22-95...................................................................     6.340    Tier 1          485         473,128
      Federal National Mortgage Association,
      06-15-95...................................................................     6.549    Tier 1          540         521,827
                                                                                                                       -----------
                                                                                                                         5,736,722
                                                                                                                       -----------
                                                                    TOTAL U.S. GOVERNMENT OBLIGATIONS
                                                                                    (Cost $5,736,722)      ( 10.15%)     5,736,722
                                                                                                           -------     -----------
JOINT REPURCHASE AGREEMENT
      Investment in a joint repurchase agreement
      transaction with BT Securities Corp. -
      Dated 04-28-95, Due 05-01-95
      (secured by U.S. Treasury Bond,
      10.75% Due 08-15-05 and U.S.
      Treasury Note, 6.875% Due 10-31-96).............................                5.960                 10,750      10,750,000
                                                                                                           -------     -----------
                                                                     TOTAL JOINT REPURCHASE AGREEMENT      ( 19.02%)    10,750,000
                                                                                                           -------     -----------
                                                                                    TOTAL INVESTMENTS      (105.95%)   $59,885,239
                                                                                                           =======     ===========

*Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the U.S. Securities and Exchange
Commission, owned by the Fund.  The percentage shown for each investment category is the total value of that  category expressed as a percentage of total net assets of the Fund.


                                              SEE NOTES TO FINANCIAL STATEMENTS.

                         Notes to Financial Statements
                   John Hancock Funds - Money Market Fund B


(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES
John Hancock Series, Inc. (the "Trust") is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust consists of six series portfolios: John Hancock Money Market Fund B (the "Fund"), John Hancock Emerging Growth Fund, John Hancock Global Resources Fund, John Hancock High Yield Tax Free Fund, John Hancock High Yield Bond Fund and John Hancock Government Income Fund. The Trustees may authorize the creation of additional Funds from time to time to satisfy various investment objectives. Effective December 22, 1994 (see Note B), the Trust and Funds changed names by replacing the word Transamerica with John Hancock.

        Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS The Trustees have determined appropriate methods for valuing portfolio securities. Accordingly, portfolio securities are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest bearing notes is accrued daily and included in interest receivable.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis for both financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. It will not be subject to Federal income tax on taxable earnings which are distributed to shareholders.

DIVIDENDS The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day and distributed monthly.

NOTE B -
MANAGEMENT FEE, ADMINISTRATIVE
SERVICES AND TRANSACTIONS WITH AFFILIATES
AND OTHERS
On December 22, 1994, the Adviser became the investment adviser for the Fund with approval of the Trustees and shareholders of the Fund. The Fund's former investment manager was Transamerica Fund Management Company ("TFMC").

        Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.350% of the next
$500,000,000, (e) 0.325% of the next $500,000,000, (f) 0.300% of the next
$500,000,000 and (g) 0.275% of the Fund's average daily net asset value in excess of $2,500,000,000. This fee structure is consistent with the former agreement with TFMC. For the period ended April 30, 1995, the advisory fee earned by the Adviser and TFMC amounted to $87,082 and $50,611, respectively, resulting in a total fee of $137,693.

                         Notes to Financial Statements
                   John Hancock Funds - Money Market Fund B


        The Adviser and TFMC, for their respective periods, provided administrative services to the Fund pursuant to an administrative service agreement through January 16, 1995 on which day the agreement was terminated.

        In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000 and 1.5% of the remaining average daily net asset value.

        On December 22, 1994 John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser, became the principal underwriter of the Fund. Prior to this date, Transamerica Fund Distributors, Inc. ("TFD") served as the principal underwriter and distributor of the Fund.

        Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds, formerly TFD, and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended April 30, 1995, contingent deferred sales charges amounted to $302,060.

        In addition, to compensate JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments for distribution and service expenses which in total will not exceed on an annual basis 1.00% of the Fund's average daily net assets to reimburse for its distribution/service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. This fee structure and plan is similar to the former arrangement with TFD.

        The Board of Trustees approved a shareholder servicing agreement between the Fund and John Hancock Investor Services Corporation ("Investor Services"), a wholly owned subsidiary of The Berkeley Financial Group, for the period between December 22, 1994 and May 12, 1995, inclusive under which Investor Services processed telephone transactions on behalf of the Fund. As of May 15, 1995, the Fund entered into a full service transfer agent agreement with Investor Services. Prior to this date The Shareholder Services Group was the transfer agent. The Fund will pay Investor Services a fee based on transaction volume and number of shareholder accounts.

        A partner with Baker & Botts was an officer of the Trust until December 22, 1994. During the period ended April 30, 1995, legal fees paid to Baker & Botts amounted to $688.

        Mr. Edward J. Boudreau, Jr. is a director and officer of the Adviser and its affiliates as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund will make investments into other John Hancock Funds, as applicable, to cover its liability with regard to the deferred compensation. Investments to cover the Fund's deferred compensation liability will be recorded on the Fund's books as other assets. The deferred compensation liability will be marked to market on a periodic basis and income earned by the investment will be recorded on the Fund's books.

        The Fund has an independent advisory board composed of certain members of the former Transamerica Board of Trustees who provide advice to the current Trustees in order to facilitate a smooth management transition for which the Fund pays the advisory board and its counsel a fee.

                         Notes to Financial Statements
                   John Hancock Funds - Money Market Fund B


NOTE C -
INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities, including discount earned on investment securities, during the period ended April 30, 1995 aggregated $1,348,016,627 and $1,332,603,541, respectively. The cost of investments owned at April 30, 1995 for Federal income tax purposes was $59,885,239.






                      SEE NOTES TO FINANCIAL STATEMENTS.

                           JOHN HANCOCK SERIES, INC.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                           consisting of six series,

                         JOHN HANCOCK MONEY MARKET FUND
                       JOHN HANCOCK GLOBAL RESOURCES FUND
                      JOHN HANCOCK GOVERNMENT INCOME FUND
                       JOHN HANCOCK HIGH YIELD BOND FUND
                     JOHN HANCOCK HIGH YIELD TAX-FREE FUND
                       JOHN HANCOCK EMERGING GROWTH FUND

                 (each, a "Fund" and collectively, the "Funds")


                           CLASS A AND CLASS B SHARES

                      STATEMENT OF ADDITIONAL INFORMATION
                               SEPTEMBER 12, 1995


         This Statement of Additional Information ("SAI") provides information about John Hancock Series, Inc. (the "Corporation") and the Funds, in addition to the information that is contained in the John Hancock Money Market Fund Class A and Class B Share Prospectus (the "Money Market Fund Prospectus") dated September 12, 1995 and in the Prospectuses of each of the other Funds dated May 15, 1995 (collectively with the Money Market Fund Prospectus, the "Prospectuses").


         This SAI is not a prospectus. It should be read in conjunction with the Funds' Prospectuses, copies of which can be obtained free of charge by writing or telephoning:

                   John Hancock Investor Services Corporation
                                 P.O. Box 9116
                        Boston, Massachusetts 02205-9116
                                 1-800-225-5291

                                TABLE OF CONTENTS


                                                                         Page
                                                                         ----
Organization of the Corporation......................................      3
Investment Objectives and Policies...................................      3
Certain Investment Practices.........................................      4
Investment Restrictions..............................................     23
Those Responsible for Management.....................................     28
Investment Advisory and Other Services...............................     38
Distribution Contract................................................     42
Net Asset Value......................................................     46
Initial Sales Charge on Class A Shares...............................     47
Deferred Sales Charge on Class B Shares..............................     49
Special Redemptions..................................................     49
Additional Services and Programs.....................................     49
Description of the Corporation's Shares..............................     51
Tax Status...........................................................     52
Calculation of Performance...........................................     57
Brokerage Allocation.................................................     60
Transfer Agent Services..............................................     62
Custody of Porftolio.................................................     62
Independent Auditors.................................................     63
Appendix.............................................................    A-1
Financial Statements.................................................    F-1

ORGANIZATION OF THE CORPORATION


         The Corporation is an open-end management investment company organized as a Maryland corporation on June 22, 1987. The Corporation currently has six series: John Hancock Emerging Growth Fund, John Hancock Global Resources Fund, John Hancock Government Income Fund, John Hancock High Yield Bond Fund, John Hancock High Yield Tax-Free Fund and John Hancock Money Market Fund. Prior to September 12, 1995, the John Hancock Money Market Fund was called John Hancock Money Market Fund B. Prior to December 22, 1994, the Funds were called Transamerica Emerging Growth Fund, Transamerica Global Resources Fund, Transamerica Government Income Fund, Transamerica High Yield Bond Fund, Transamerica High Yield Tax-Free Fund and Transamerica Money Market Fund B.


         Each Fund is managed by John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned indirect subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), chartered in 1862 with national headquarters at John Hancock Place, Boston, Massachusetts. John Hancock Funds, Inc. ("John Hancock Funds") acts as principal distributor of the shares of the Funds.

INVESTMENT OBJECTIVES AND POLICIES

JOHN HANCOCK MONEY MARKET FUND ("Money Market Fund") seeks to provide maximum current income consistent with capital preservation and liquidity. The Fund's investments will be subject to the market fluctuation and risks inherent in all securities.

JOHN HANCOCK GLOBAL RESOURCES FUND'S ("Global Resources Fund") investment objectives are to protect the purchasing power of shareholders' capital and to achieve growth of capital. The first of these objectives means that the Fund seeks to protect generally shareholders' invested capital against erosion of the value of the U.S. dollar through inflation. Current income will not be a primary consideration in selecting securities. However, it will be an important factor in making selections among securities believed otherwise comparable by the Adviser.

         Investment Philosophy of Global Resources Fund. The Adviser believes that, based upon past performance, the securities of specific companies that hold different types of substantial resource assets or engage in resource-related or energy-related activities may move relatively independently of one another during different stages of inflationary or deflationary cycles because of different degrees of demand for, or market values of, their respective resource holdings or resource-related or energy-related business during particular portions of such cycles. For example, during the period 1976 to 1980, the prices of oil company stocks increased relatively more than the prices of coal company stocks when compared to the performance of relevant stock market indices. The Adviser will seek to identify companies or asset-based securities which it believes are attractively priced relative to the intrinsic value of the underlying resource assets or resource-related or energy-related business or are especially well positioned to benefit during particular portions of inflationary or deflationary cycles. It is expected that when management of the Fund anticipates significant economic, political or financial instability, such as high inflationary or deflationary pressures or major dislocations in the foreign currency exchange markets, the Fund may, in seeking to protect the purchasing power of shareholders' capital, invest a majority of its assets in companies that explore for, extract, process or deal in gold or in asset-based securities indexed to the value of gold bullion. Such a switch in investment strategies could result in substantial liquidation of portfolio securities and significant transaction costs. The Fund's approach of active investment management enables it to switch its emphasis among various industry groups, depending upon the Adviser's outlook with respect to prevailing trends and developments. The Fund may seek to hedge its portfolio partially by writing covered call options or purchasing put options on its portfolio holdings.

JOHN HANCOCK GOVERNMENT INCOME FUND'S ("Government Income Fund") investment objective is to earn a high level of current income consistent with preservation of capital by investing primarily in securities that are issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. The Fund may seek to enhance its current return and may seek to hedge against changes in interest rates by engaging in transactions involving options (subject to certain limits), futures and options on futures. The Fund expects that under normal market conditions it will invest at least 80% of its total assets in U.S. Government securities (and related repurchase agreements and forward commitments).

JOHN HANCOCK HIGH YIELD BOND FUND'S ("High Yield Bond Fund") primary investment objective is to maximize current income without assuming undue risk by investing in a diversified portfolio consisting primarily of lower-rated, high yielding, fixed income securities, such as: domestic and foreign corporate bonds; debentures and notes; convertible securities; preferred stocks; and domestic and foreign government obligations. As a secondary objective, the Fund seeks capital appreciation, but only when it is consistent with the primary objective of maximizing current income.

JOHN HANCOCK HIGH YIELD TAX-FREE FUND'S ("High Yield Tax-Free Fund") primary investment objective is to obtain a high level of current income that is largely exempt from federal income taxes and is consistent with the preservation of capital. The Fund pursues this objective by normally investing substantially all of its assets in medium and lower quality obligations, including bonds, notes and commercial paper, issued by or on behalf of states, territories and possessions of the United States, The District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax ("tax-exempt securities"). The Fund seeks as its secondary objective preservation of capital by purchasing and selling interest rate futures contracts ("financial futures") and tax-exempt bond index futures contracts ("index futures"), and by purchasing and writing put and call options on debt securities, financial futures, tax-exempt bond indices and index futures to hedge against changes in the general level of interest rates.

JOHN HANCOCK EMERGING GROWTH FUND ("Emerging Growth Fund") seeks long-term growth of capital through investing primarily (at least 80% of its assets in normal circumstances) in the common stocks of rapidly growing small-sized companies (those with a market capitalization of $500 million or less) to medium-sized companies (those with a market capitalization of up to $1 billion.) Current income is not a factor of consequence in the selection of stocks for the Fund.

         There can be no assurance that the Funds will achieve their respective investment objectives.

CERTAIN INVESTMENT PRACTICES

         GOVERNMENT SECURITIES. Each Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government and its agencies, authorities or instrumentalities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("Ginnie Maes"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

         CUSTODIAL RECEIPTS. The Funds may each acquire custodial receipts in respect of U.S. government securities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds. These custodial receipts are known by various names, including Treasury Receipts, Treasury Investors Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). For certain securities law purposes, custodial receipts are not considered U.S. government securities.

         BANK AND CORPORATE OBLIGATIONS. Each of the Funds may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Funds consists of direct U.S. dollar denominated obligations of domestic or foreign issuers. Bank obligations in which a Fund may invest include certificates of deposit, bankers' acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

         Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

         MUNICIPAL OBLIGATIONS. Money Market Fund, High Yield Bond Fund and High Yield Tax-Free Fund may invest in a variety of municipal obligations which consist of municipal bonds, municipal notes and municipal commercial paper.

         Municipal Bonds. Municipal bonds are issued to obtain funds for various public purposes including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax. The payment of principal and interest by issuers of certain obligations purchased by a Fund may be guaranteed by a letter of credit, note repurchase agreement, insurance or other credit facility agreement offered by a bank or other financial institution. Such guarantees and the creditworthiness of guarantors will be considered by the Adviser in determining whether a municipal obligation meets the Fund's investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.

         Municipal Notes. Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such notes include tax, bond and revenue anticipation notes and project notes.

         Municipal Commercial Paper. Municipal commercial paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing. Municipal commercial paper is backed in many cases by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks and other institutions.

         Federal tax legislation enacted in the 1980's placed substantial new restrictions on the issuance of the bonds described above and in some cases eliminated the ability of state or local governments to issue municipal obligations for some of the above purposes. Such restrictions do not affect the Federal income tax treatment of municipal obligations in which a Fund may invest which were issued prior to the effective dates of the provisions imposing such restrictions. The effect of these restrictions may be to reduce the volume of newly issued municipal obligations.

         Issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due the principal of and interest on their municipal obligations may be affected.


         The yields of municipal bonds depend upon, among other things, general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investors Service ("Fitch") represent their respective opinions on the quality of the municipal bonds they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields and municipal bonds of the same maturity and coupon with different ratings may have the same yield. See the Appendix for a description of ratings. Many issuers of securities choose not to have their obligations rated. Although unrated securities eligible for purchase by a Fund must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal.


         MORTGAGE-BACKED SECURITIES. Government Income Fund and High Yield Bond Fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities ("SMBS"), and other types of "Mortgage-Backed Securities" that may be available in the future.

         Guaranteed Mortgage Pass-Through Securities. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. Governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae certificates are guaranteed by the full faith and credit of the U.S. Government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the U.S. Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

         Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

         Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

         A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code") and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

         Stripped Mortgage-Backed Securities. SMBS are derivative multiple-class mortgage-backed securities. SMBS are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In the most extreme case, one class will receive all of the interest (the "interest only" class) while the other class will receive all of the principal (the "principal only" class). The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed income securities. The staff of the SEC considers privately issued SMBS to be illiquid.

         Structured or Hybrid Notes. Government Income Fund, High Yield Bond Fund and High Yield Tax-Free Fund may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows a Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, a Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; a Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

         RISK FACTORS ASSOCIATED WITH MORTGAGE-BACKED SECURITIES. Investing in Mortgage-Backed Securities involves certain risks, including the failure of a counter-party to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

         Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental, agency or other guarantee. When a Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

         Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities. This possibility is often referred to as extension risk. Extending the average life of a Mortgage-Backed Security increases the risk of depreciation due to future increases in market interest rates.

         RISK ASSOCIATED WITH SPECIFIC TYPES OF DERIVATIVE DEBT SECURITIES. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged Mortgage-Backed Securities.

         The risk of early prepayments is the primary risk associated with interest only debt securities ("IOs"), super floaters, other leveraged floating rate instruments and Mortgage-Backed Securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities. The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates.

         These securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), Mortgage-Backed Securities purchased at a discount, leveraged inverse floating rate securities ("inverse floaters"), principal only debt securities ("POs"), certain residual or support tranches of CMOs and index amortizing notes. Index amortizing notes are not Mortgage-Backed Securities, but are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the Mortgage-Backed Securities described above and thus present an especially intense combination of prepayment, extension and interest rate risks.

         Planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds involve less exposure to prepayment, extension and interest rate risk than other Mortgage-Backed Securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risk associated with the underlying mortgage assets.

         Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

         ASSET-BACKED SECURITIES. Government Income Fund and High Yield Bond Fund may invest a portion of their assets in asset-backed securities which are rated in one of the two highest rating categories by a nationally recognized statistical rating organization (e.g., S&P or Moody's) or if not so rated, of equivalent investment quality in the opinion of the Adviser.

         Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

         Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

         ASSET-BASED SECURITIES. Global Resources Fund may invest in debt securities, preferred stocks or convertible securities, the principal amount, redemption terms or conversion terms of which are related to the market price of some resource asset such as gold bullion. For the purposes of the Fund's investment policies, these securities are referred to as asset-based securities.

         If the asset-based security is backed by a bank letter of credit or other similar facility, the Adviser may take such backing into account in determining the credit quality of the asset-based security. Although an asset-based security and the related natural resource asset generally are expected to move in the same direction, there may not be perfect correlation in the two price movements. Asset-based securities may not be secured by a security interest in or claim on the underlying natural resource assets. The Fund's holdings of such securities may not generate appreciable current income and the return from such securities primarily will be from any profit on the sale, maturity or conversion thereof at a time when the price of the related asset is higher than it was when the Fund purchased such securities.

         The asset-based securities in which the Fund may invest may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Certain asset-based securities may be payable at maturity in cash at the stated principal amount or, at the option of the holder, directly in a stated amount of the asset to which it is related. In such instance, because the Fund presently does not intend to invest directly in natural resource assets other than gold bullion, the Fund would sell the asset-based security in the secondary market, to the extent one exists, prior to maturity if the value of the stated amount of the asset exceeds the stated principal amount and thereby realize the appreciation in the underlying asset.

         The Fund will not acquire asset-based securities for which no established secondary trading market exists if at the time of acquisition more than 10% of its total assets are invested in securities which are not readily marketable. The Fund may invest in asset-based securities without limit when it has the right to sell such securities to the issuer or a stand-by bank or broker and receive the principal amount or redemption price thereof less transaction costs on no more than seven days notice or when the Fund has the right to convert such securities into a readily marketable security in which it could otherwise invest upon not more than seven days notice.

         SPECIAL CONSIDERATIONS RELATED TO INVESTMENT IN GOLD. Under certain circumstances, Global Resources Fund may invest a majority of its assets in gold, gold related securities or securities of gold-related companies. Based on historic experience, during periods of economic or financial instability the securities of such companies may be subject to extreme price fluctuations, reflecting the high volatility of gold prices during such periods. Gold may be affected by unpredictable international monetary and political policies, social conditions within a particular country, trade imbalances or trade or currency restrictions between countries. In addition, the instability of gold prices may result in volatile earnings of gold-related companies which, in turn, may affect adversely the financial condition of such companies. Gold mining companies also are subject to the risks generally associated with mining operations.

         The major producers of gold include the Republic of South Africa, Russia, Canada, the United States, Brazil and Australia. Sales of gold by Russia are largely unpredictable and often relate to political and economic considerations rather than to market forces. Economic, social and political developments within South Africa may affect significantly South African gold production and the markets for South African gold which may in turn significantly affect the price of gold.

         The Fund is currently authorized to invest up to 10% of its assets in gold bullion and coins, although it does not currently intend to invest in coins. The Fund may seek to increase this limit to 25% through negotiation with a certain state which imposes the 10% limit as a condition for qualifying the shares of the Fund for sale in that state.

         Investments in gold may help to hedge against inflation and major fluctuations in the Fund's shares because at certain times the price of gold has fluctuated less widely than the value of the securities which are permitted investments. When the Fund purchases bullion, the Adviser currently intends that it will be only in a form that is readily marketable and that it will be delivered to and stored with a qualified U.S. bank. An investment in bullion earns no investment income and involves higher custody and transaction costs than investments in securities. The Fund will also incur the cost of insurance in connection with holding gold. The market for gold bullion is presently unregulated which could affect the ability of the Fund to acquire or dispose of gold bullion. In order to qualify as a regulated investment company for federal income taxes, the Fund may receive no more than 10% of its yearly gross income from gains caused by selling gold bullion or coins and from certain other sources that do not produce "qualifying" income. The Fund may be required, therefore, either to hold its gold bullion or sell it at a loss, or to sell its portfolio securities at a gain, when it would not otherwise do so for investment reasons. The Fund may also purchase precious metal warehouse receipts that may be convertible into cash or gold bullion as an alternative to a direct investment in gold. Whereas gold bullion is traded in the form of contracts to buy or sell bullion which are in the nature of futures or commodities contracts, warehouse receipts represent ownership of a specified quantity of identified gold bars held in storage. Although ownership of gold in this manner entails storage and insurance expense, there is an active over-the-counter market in such receipts so that they are a liquid investment. For purposes of the Fund's investment limitations, such warehouse receipts would be considered to be equivalent to direct investments in the precious metals.

         FOREIGN SECURITIES AND EMERGING COUNTRIES. Emerging Growth Fund, Global Resources Fund and High Yield Bond Fund may invest in securities of foreign issuers. These Funds may also invest in debt and equity securities of corporate and governmental issuers of countries with emerging economies or securities markets. Government Income Fund may invest in foreign currency denominated securities of foreign governments considered stable by the Adviser and may hedge such investments through various options and futures transactions involving foreign currencies. Money Market Fund may invest in foreign securities and in certificates of deposit, bankers' acceptances and fixed time deposits and other obligations issued by foreign banks and their U.S. and foreign branches and foreign branches of U.S. banks. Money Market Fund may also invest in municipal instruments backed by letters of credit issued by certain of such banks. Under current Securities and Exchange Commission ("SEC") rules relating to the use of the amortized cost method of portfolio securities valuation, Money Market Fund is restricted to purchasing U.S. dollar denominated securities.

         Investing in obligations of non-U.S. issuers and foreign banks, particularly securities of issuers located in emerging countries, may entail greater risks than investing in similar securities of U.S. issuers. These risks include (i) social, political and economic instability; (ii) the small current size of the markets for many such securities and the currently low or nonexistent volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and
(v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

         Investing in securities of non-U.S. companies may entail additional risks due to the potential political and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

         In addition, even though opportunities for investment may exist in foreign countries, and in particular emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

         Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property similar to the property which may be represented by the securities purchased by the Funds. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by foreign securities purchased by a Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, a Fund could lose a substantial portion of its investments in such countries. A Fund's investments would similarly be adversely affected by exchange control regulation in any of those countries.

         Certain countries in which the Funds may invest may have vocal minorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund's investment in those countries.

         Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Funds. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

         Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most foreign securities held by the Funds will not be registered with the SEC and such issuers thereof will not be subject to the SEC's reporting requirements. Thus, there will be less available information concerning foreign issuers of securities held by the Funds than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Adviser or Subadviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers.

         Because the Funds (other than Money Market Fund) may invest, and Global Resources Fund will (under normal circumstances) invest a substantial portion of their total assets, in securities which are denominated or quoted in foreign currencies, the strength or weakness of the U.S. dollar against such currencies may account for part of the Funds' investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains to be distributed in U.S. dollars to shareholders of the Fund.

         The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the U.S., and other economic and financial conditions affecting the world economy.

         Although the Funds value their respective assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. However, the Funds may do so from time to time, and investors should be aware of the costs of currency conversion. Although currency dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

         Securities of foreign issuers, and in particular many emerging country issuers, may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities exchanges and brokers are generally subject to less governmental supervision and regulation than in the U.S., and foreign securities exchange transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security could result in possible liability to the purchaser.

         The Funds' investment income or, in some cases, capital gains from foreign issuers may be subject to foreign withholding or other taxes, thereby reducing the Funds' net investment income and/or net realized capital gains. See "Tax Status."

         DEPOSITARY RECEIPTS. As discussed in the Prospectuses, Emerging Growth Fund, Global Resources Fund and High Yield Bond Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted but rather in the currency of the market in which they are traded. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets.

         OPTIONS ON FOREIGN CURRENCIES. Global Resources Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

         As in the case of other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge, such as the amount of the premium received and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs.

         Options on foreign currencies are traded in a manner substantially similar to options on securities. In particular, an option on foreign currency provides the holder with the right to purchase, in the case of a call option, or to sell, in the case of a put option, a stated quantity of a particular currency for a fixed price up to a stated expiration date. The writer of the option undertakes the obligation to deliver, in the case of a call option, or to purchase, in the case of a put option, the quantity of the currency called for in the option, upon exercise of the option by the holder.

         As in the case of other types of options, the holder of an option on foreign currency is required to pay a one-time, non-refundable premium, which represents the cost of purchasing the option. The holder can lose the entire amount of this premium, as well as related transaction costs, but not more than this amount. The writer of the option, in contrast, generally is required to make initial and variation margin payments similar to margin deposits required in the trading of futures contracts and the writing of other types of options. The writer is therefore subject to risk of loss beyond the amount originally invested and above the value of the option at the time it is entered into. Certain options on foreign currencies like forward contracts are traded over-the-counter through financial institutions acting as market-makers in such options and the underlying currencies. Such transactions therefore involve risks not generally associated with exchange-traded instruments. Options on foreign currencies may also be traded on national securities exchanges regulated by the SEC or commodities exchanges regulated by the Commodity Futures Trading Commission.

         FORWARD FOREIGN CURRENCY CONTRACTS. Emerging Growth Fund, Global Resources Fund and High Yield Bond Fund may engage in forward foreign currency transactions. Generally, the foreign currency exchange transactions of the Funds may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. A Fund may also deal in forward foreign currency exchange contracts involving currencies of the different countries in which it may invest as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. The Funds' dealings in forward foreign currency exchange contracts will be limited to hedging either specified transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities denominated in foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in such foreign currencies. A Fund will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the Adviser. The Board of Directors has adopted a policy of monitoring the Funds' foreign currency contract income to assure that the Funds qualify as regulated investment companies under the Code. The Fund will not engage in speculative forward foreign currency exchange transactions.

         If a Fund purchases a forward contract, its custodian bank will segregate cash or high grade liquid debt securities in a separate account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. Those assets will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal to the amount of the Fund's commitment with respect to such contracts.

         Hedging against a decline in the value of currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

         The cost to a Fund of engaging in foreign currency exchange transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

         REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund would acquire a security for a relatively short period (generally not more than seven days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with securities dealers. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements. The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities and could experience losses, including the possible decline in the value of the underlying securities during the period which the Fund seeks to enforce its rights thereto, possible subnormal levels of income and lack of access to income during this period, and the expense of enforcing its rights. The Fund will not invest in a repurchase agreement maturing in more than seven days, if such investment, together with other illiquid securities held by the Fund (including restricted securities) would exceed 10% of the Fund's total assets.

         REVERSE REPURCHASE AGREEMENTS. Each Fund may also enter into reverse repurchase agreements which involve the sale of government securities held in its portfolio to a bank or securities firm with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. The Fund will use proceeds obtained from the sale of securities pursuant to reverse repurchase agreements to purchase other investments. The use of borrowed funds to make investments is a practice known as "leverage," which is considered speculative. Use of reverse repurchase agreements is an investment technique that is intended to increase income. Thus, a Fund will enter into a reverse repurchase agreement only when the Adviser determines that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. However, there is a risk that interest expense will nevertheless exceed the income earned. Reverse repurchase agreements involve the risk that the market value of securities purchased by a Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. A Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, a Fund will establish and maintain with the Fund's custodian a separate account consisting of highly liquid, marketable securities in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. In addition, a Fund will not enter into reverse repurchase agreements and other borrowings exceeding in the aggregate more than 33 1/3% of the market value of its total net assets. A Fund will enter into reverse repurchase agreements only with selected registered broker/dealers or with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Board of Directors. Under procedures established by the Board of Directors, the Adviser will monitor the creditworthiness of the firms involved.


         FORWARD COMMITMENT AND WHEN-ISSUED SECURITIES. Each Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. A Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

         When a Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Funds losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued and forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

         On the date a Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid, high grade debt securities equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

         SHORT SALES. Global Resources Fund may engage in short sales in order to profit from an anticipated decline in the value of a security. The Fund may also engage in short sales to attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities which the Adviser believes possess volatility characteristics similar to those being hedged. To effect such a transaction, the Fund must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest and may be required to pay a premium.

         The Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. On the other hand, the Fund will incur a loss as a result of the short sale if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest or dividends the Fund may be required to pay in connection with a short sale. The successful use of short selling as a hedging device may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

         Under applicable guidelines of the staff of the SEC, if the Fund engages in short sales, it must put in a segregated account (not with the broker) an amount of cash or U.S. Government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral will not be less than the market value of the securities at the time they were sold short.

         Short selling may produce higher than normal portfolio turnover which may result in increased transaction costs to the Fund and may result in gains from the sale of securities deemed to have been held for less than three months, which gains must be less than 30% of the Fund's gross income in order for the Fund to qualify as a regulated investment company under the Code.

         LOWER RATED HIGH YIELD DEBT OBLIGATIONS. Emerging Growth Fund, Government Income Fund, High Yield Bond Fund and High Yield Tax-Free Fund may invest in high yielding, fixed income securities rated below investment grade (e.g., rated Baa or lower by Moody's or BBB or lower by S&P.

         Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate.

         See the Appendix to this SAI which describes the characteristics of corporate bonds in the various rating categories. The Fund may invest in comparable quality unrated securities which, in the opinion of the Adviser, offer comparable yields and risks to those securities which are rated.

         Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The high yield fixed income market is relatively new and its growth occurred during a period of economic expansion. The market has not yet been fully tested by an economic recession.

         The market price and liquidity of lower rated fixed income securities generally respond to short term corporate and market developments to a greater extent than do the price and liquidity of higher rated securities because such developments are perceived to have a more direct relationship to the ability of an issuer of such lower rated securities to meet its ongoing debt obligations.

         Reduced volume and liquidity in the high yield bond market or the reduced availability of market quotations will make it more difficult to dispose of the bonds and to value accurately a Fund's assets. The reduced availability of reliable, objective data may increase a Fund's reliance on management's judgment in valuing high yield bonds. In addition, a Fund's investments in high yield securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. A Fund's investments, and consequently its net asset value, will be subject to the market fluctuations and risks inherent in all securities.


         CREDIT AND INTEREST RATE RISKS. In addition to the information contained in the Prospectuses, investors should note that while ratings by a rating institution provide a generally useful guide to credit risks, they do not, nor do they purport to, offer any criteria for evaluating interest rate risk. Changes in the general level of interest rates cause fluctuations in the prices of fixed-income securities already outstanding and will therefore result in fluctuation in net asset value of the shares of Funds to the extent the Funds invest in these securities. The extent of the fluctuation is determined by a complex interaction of a number of factors. The Adviser will evaluate those factors it considers relevant and will make portfolio changes when it deems it appropriate in seeking to reduce the risk of depreciation in the value of a Fund's portfolio. However, in seeking to achieve a Fund's primary objectives, there will be times, such as during periods of rising interest rates, when depreciation and realization of comparable losses on securities in the portfolio will be unavoidable. Moreover, medium and lower-rated securities and unrated securities of comparable quality tend to be subject to wider fluctuations in yield and market values than higher rated securities. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the net asset value of the Fund's portfolio. Other risks of lower quality securities include:


          (i) subordination to the prior claims of banks and other senior lenders and

         (ii) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates whereby the Funds may reinvest premature redemption proceeds in lower yielding portfolio securities.

         In determining which securities to purchase or hold in a Fund's portfolio (including, in the case of High Yield Bond Fund, investments in either unrated or rated securities which are in default) and in seeking to reduce credit and interest rate risk consistent with a Fund's investment objective and policies, the Adviser will rely on information from various sources, including: the rating of the security; research, analysis and appraisals of brokers and dealers; the views of the Fund's Directors and others regarding economic developments and interest rate trends; and the Adviser's own analysis of factors it deems relevant as it pertains to achieving a Fund's investment objective(s).

         PURCHASES OF WARRANTS. Emerging Growth Fund's and Global Resources Fund's investment policies permit the purchase of rights and warrants, which represent rights to purchase the common stock of companies at designated prices. No such purchase will be made by a Fund, however, if the Fund's holdings of warrants (valued at lower of cost or market) would exceed 5% of the value of the Fund's total net assets as a result of the purchase. In addition, no Fund will purchase a warrant or right which is not listed on the New York or American Stock Exchanges if the purchase would result in the Fund's owning unlisted warrants in an amount exceeding 2% of its net assets.


         CONVERTIBLE SECURITIES. Emerging Growth Fund, Global Resources Fund and High Yield Bond Fund may invest in convertible securities. Convertible securities are securities that may be converted at either a stated price or stated rate into underlying shares of common stock of the same issuer. Convertible securities have general characteristics similar to both fixed income and equity securities. Although to a lesser extent than with straight debt securities, the market value of convertible securities tends to decline as interest rates increase, and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and therefore will also react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and consequently may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer. However, the issuers of convertible securities may default on their obligations.


         MORTGAGE "DOLLAR ROLL" TRANSACTIONS. Government Income Fund and High Yield Bond Fund may enter into mortgage "dollar roll" transactions with selected banks and broker-dealers pursuant to which a Fund sells Mortgage-Backed Securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. These Funds will only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Covered rolls are not treated as a borrowing or other senior securities. Dollar rolls in which the Funds may invest will be limited to covered rolls.

         For financial reporting and tax purposes, the Funds propose to treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing. Mortgage dollar rolls involve certain risks including the following: if the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the Mortgage-Backed Securities subject to the mortgage dollar roll may be restricted and the instrument which the Fund is required to repurchase may be worth less than an instrument which the Fund originally held. Successful use of mortgage dollar rolls will depend upon the Adviser's ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

         FINANCIAL FUTURES CONTRACTS. To the extent set forth in their Prospectuses, the Funds (other than Money Market Fund) may buy and sell futures contracts (and related options) on stocks, stock indices, debt securities, currencies, interest rate indices, and other instruments. Each Fund may hedge its portfolio by selling or purchasing financial futures contracts as an offset against the effects of changes in interest rates or in security or foreign currency values. Although other techniques could be used to reduce exposure to interest rate fluctuations, a Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using financial futures contracts. The Funds may enter into financial futures contracts for hedging and other non-speculative purposes to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC").

         Financial futures contracts have been designed by boards of trade which have been designated "contract markets" by the CFTC. Futures contracts are traded on these markets in a manner that is similar to the way a stock is traded on a stock exchange. The boards of trade, through their clearing corporations, guarantee that the contracts will be performed. Currently, financial futures contracts are based on interest rate instruments such as long-term U.S. Treasury bonds, U.S. Treasury notes, Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities, three-month U.S. Treasury bills, 90-day commercial paper, bank certificates of deposit and Eurodollar certificates of deposit. It is expected that if other financial futures contracts are developed and traded the Funds may engage in transactions in such contracts.

         Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts (same exchange, underlying security and delivery month). Other financial futures contracts, such as futures contracts on securities indices, by their terms call for cash settlements. If the offsetting purchase price is less than a Fund's original sale price, the Fund realizes a gain, or if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than a Fund's original purchase price, the Fund realizes a gain, or if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. Each Fund will pay a commission in connection with each purchase or sale of financial futures contracts, including a closing transaction. For a discussion of the Federal income tax considerations of trading in financial futures contracts, see the information under the caption "Tax Status" below.

         At the time a Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. Government securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. The margin required for a financial futures contract is set by the board of trade or exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the financial futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds expect to earn interest income on their initial margin deposits. Each day, the futures contract is valued at the official settlement price of the board of trade or exchange on which it is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. This process is known as "mark to market." Variation margin does not represent a borrowing or lending by the Funds but is instead settlement between the Funds and the broker of the amount one would owe the other if the financial futures contract expired. In computing net asset value, the Funds will mark to market their respective open financial futures positions.

         Successful hedging depends on a strong correlation between the market for the underlying securities and the futures contract market for those securities. There are several factors that will probably prevent this correlation from being a perfect one, and even a correct forecast of general interest rate trends may not result in a successful hedging transaction. There are significant differences between the securities and futures markets which could create an imperfect correlation between the markets and which could affect the success of a given hedge. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for financial futures and debt securities, including technical influences in futures trading and differences between the financial instruments being hedged and the instruments underlying the standard financial futures contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. The degree of imperfection may be increased where the underlying debt securities are lower-rated and, thus, subject to greater fluctuation in price than higher-rated securities.

         A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. The Funds will bear the risk that the price of the securities being hedged will not move in complete correlation with the price of the futures contracts used as a hedging instrument. Although the Adviser believes that the use of financial futures contracts will benefit the Funds, an incorrect prediction could result in a loss on both the hedged securities in the respective Fund's portfolio and the hedging vehicle so that the Fund's return might have been better had hedging not been attempted. However, in the absence of the ability to hedge, the Adviser might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs. The low margin deposits required for futures transactions permit an extremely high degree of leverage. A relatively small movement in a futures contract may result in losses or gains in excess of the amount invested.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price, at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and, therefore, does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

         Finally, although the Funds engage in financial futures transactions only on boards of trade or exchanges where there appears to be an adequate secondary market, there is no assurance that a liquid market will exist for a particular futures contract at any given time. The liquidity of the market depends on participants closing out contracts rather than making or taking delivery. In the event participants decide to make or take delivery, liquidity in the market could be reduced. In addition, the Funds could be prevented from executing a buy or sell order at a specified price or closing out a position due to limits on open positions or daily price fluctuation limits imposed by the exchanges or boards of trade. If a Fund cannot close out a position, it will be required to continue to meet margin requirements until the position is closed.

         OPTIONS ON FINANCIAL FUTURES CONTRACTS. To the extent set forth in their Prospectuses, the Funds (other than Money Market Fund) may buy and sell options on financial futures contracts on stocks, stock indices, debt securities, currencies, interest rate indices, and other instruments. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. The Funds would be required to deposit with their custodian initial and variation margin with respect to put and call options on futures contracts written by them. Options on futures contracts involve risks similar to the risks relating to transactions in financial futures contracts. Also, an option purchased by a Fund may expire worthless, in which case a Fund would lose the premium it paid for the option.

         Other Considerations. The Funds will engage in futures and options transactions for bona fide hedging or other non-speculative purposes to the extent permitted by CFTC regulations. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, the Funds' futures transactions will be entered into for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities that the Funds own, or futures contracts will be purchased to protect the Funds against an increase in the price of securities, or the currency in which they are denominated, the Fund intends to purchase. As evidence of this hedging intent, the Funds expect that on 75% or more of the occasions on which they take a long futures or option position (involving the purchase of futures contracts), the Funds will have purchased, or will be in the process of purchasing equivalent amounts of related securities or assets denominated in the related currency in the cash market at the time when the futures contract or option position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

         As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits the Funds to elect to comply with a different test, under which the aggregate initial margin and premiums required to establish nonhedging positions in futures contracts and options on futures will not exceed 5% of the net asset value of the respective Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Funds will engage in transactions in futures contracts only to the extent such transactions are consistent with the requirements of the Code for maintaining their qualifications as regulated investment companies for Federal income tax purposes.

         When the Funds purchase financial futures contracts, or write put options or purchase call options thereon, cash or liquid, high grade debt securities will be deposited in a segregated account with the Funds' custodian in an amount that, together with the amount of initial and variation margin held in the account of its broker, equals the market value of the futures contracts.

         OPTIONS TRANSACTIONS. To the extent set forth in their Prospectuses, the Funds (other than Money Market Fund) may write listed and over-the-counter covered call options and covered put options on securities in order to earn additional income from the premiums received. In addition, the Funds may purchase listed and over-the-counter call and put options. The extent to which covered options will be used by the Funds will depend upon market conditions and the availability of alternative strategies.

         A Fund will write listed and over-the-counter call options only if they are "covered," which means that the Fund owns or has the immediate right to acquire the securities underlying the options without additional cash consideration upon conversion or exchange of other securities held in its portfolio. A call option written by a Fund may also be "covered" if the Fund holds on a share-for-share basis a covering call on the same securities where
(i) the exercise price of the covering call held is equal to or less than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Treasury bills or high grade liquid debt obligations in a segregated account with the Fund's custodian, and (ii) the covering call expires at the same time as the call written. If a covered call option is not exercised, a Fund would keep both the option premium and the underlying security. If the covered call option written by a Fund is exercised and the exercise price, less the transaction costs, exceeds the cost of the underlying security, the Fund would realize a gain in addition to the amount of the option premium it received. If the exercise price, less transaction costs, is less than the cost of the underlying security, a Fund's loss would be reduced by the amount of the option premium.

         As the writer of a covered put option, each Fund will write a put option only with respect to securities it intends to acquire for its portfolio and will maintain in a segregated account with its custodian bank cash, U.S. Government securities or high-grade liquid debt securities with a value equal to the price at which the underlying security may be sold to the Fund in the event the put option is exercised by the purchaser. The Funds may also write a "covered" put option by purchasing on a share-for-share basis a put on the same security as the put written by the Fund if the exercise price of the covering put held is equal to or greater than the exercise price of the put written and the covering put expires at the same time or later than the put written.

         When writing listed and over-the-counter covered put options on securities, the Funds would earn income from the premiums received. If a covered put option is not exercised, the Funds would keep the option premium and the assets maintained to cover the option. If the option is exercised and the exercise price, including transaction costs, exceeds the market price of the underlying security, a Fund would realize a loss, but the amount of the loss would be reduced by the amount of the option premium.

         If the writer of an exchange-traded option wishes to terminate its obligation prior to its exercise, it may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that a Fund's position will be offset by the Options Clearing Corporation. The Funds may not effect a closing purchase transaction after they have been notified of the exercise of an option. There is no guarantee that a closing purchase transaction can be effected. Although the Funds will generally write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular option or at any particular time, and for some options no secondary market on an exchange may exist.

         In the case of a written call option, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. In the case of a written put option, it will permit a Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

         A Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option. The Funds will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received for writing the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         Over-the-Counter Options. Funds that may engage in options transactions may engage in options transactions on exchanges and in the over-the-counter markets. In general, exchange-traded options are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. Over-the-counter ("OTC") transactions are two-party contracts with price and terms negotiated by the buyer and seller. A Fund will acquire only those OTC options for which management believes the Fund can receive on each business day at least two separate bids or offers (one of which will be from an entity other than a party to the option) or those OTC options valued by an independent pricing service. The Funds will write and purchase OTC options only with member banks of the Federal Reserve System and primary dealers in U.S. Government securities or their affiliates which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The SEC has taken the position that OTC options are illiquid securities subject to each Fund's restriction that illiquid securities are limited to not more than 10% of the Fund's net assets. The SEC, however, has a partial exemption from the above restrictions on transactions in OTC options. The SEC allows a Fund to exclude from the 10% limitation on illiquid securities a portion of the value of the OTC options written by the Fund, provided that certain conditions are met. First, the other party to the OTC options has to be a primary U.S. Government securities dealer designated as such by the Federal Reserve Bank. Second, the Fund must have an absolute contractual right to repurchase the OTC options at a formula price. If the above conditions are met, a Fund may treat as illiquid only that portion of the OTC option's value (and the value of its underlying securities) which is equal to the formula price for repurchasing the OTC option, less the OTC option's intrinsic value.

INVESTMENT RESTRICTIONS

         FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted certain fundamental investment restrictions upon its investments as set forth below which cannot be changed as to any Fund without the approval of the holders of a majority of that Fund's outstanding shares. A majority for this purpose means: (a) more than 50% of the outstanding shares of a Fund, or (b) 67% or more of the shares represented at a meeting where more than 50% of the outstanding shares of a Fund are represented, whichever is less. If a percentage restriction or rating restriction on investment or utilization of assets is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of a Fund's portfolio securities or a later change in the rating of a portfolio security will not be considered a violation of policy.

         For the purpose of these restrictions, High Yield Bond Fund, Government Income Fund and Money Market Fund are referred to as the "Fixed Income Funds" and Emerging Growth Fund and Global Resources Fund are referred to as the "Equity Funds." The restrictions applicable to High Yield Tax-Free Fund are set out subsequently.

         Each Fixed Income Fund and each Equity Fund may not:

         (1) Borrow money in an amount in excess of 33-1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes (except that it may enter into a reverse repurchase agreement within the limits described in the Prospectus or this SAI), or pledge, mortgage or hypothecate an amount of its assets (taken at market value) in excess of 15% of its total assets, in each case taken at the lower of cost or market value. For the purpose of this restriction, collateral arrangements with respect to options, futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margins are not considered a pledge of assets.

         (2) Underwrite securities issued by other persons except insofar as such Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security.

         (3) Purchase or retain real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein and securities secured by real estate), or mineral leases, commodities or commodity contracts except, in the case of Resources Fund, precious metals (except contracts for the future delivery of fixed income securities, stock index and currency futures and options on such futures) in the ordinary course of its business. Each Fund reserves the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities.

         (4) Invest in direct participation interests in oil, gas or other mineral exploration or development programs.

         (5) Make loans to other persons except by the purchase of obligations in which such Fund is authorized to invest and by entering into repurchase agreements; provided that a Fund may lend its portfolio securities not in excess of 30% of its total assets (taken at market value). Not more than 10% of a Fund's total assets (taken at market value) will be subject to repurchase agreements maturing in more than seven days. For these purposes the purchase of all or a portion of an issue of debt securities shall not be considered the making of a loan. In addition, the Equity Funds may purchase a portion of an issue of debt securities of types commonly distributed privately to financial institutions.

         (6) Purchase the securities of any issuer if such purchase, at the time thereof, would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, other than securities issued or guaranteed by the United States or, in the case of the Fixed Income Funds, any state or political subdivision thereof, or any political subdivision of any such state, or any agency or instrumentality of the United States, any state or political subdivision thereof, or any political subdivision of any such state. In applying these limitations, a guarantee of a security will not be considered a security of the guarantor, provided that the value of all securities issued or guaranteed by that guarantor, and owned by the Fund, does not exceed 10% of the Fund's total assets. In determining the issuer of a security, each state and each political subdivision agency, and instrumentality of each state and each multi-state agency of which such state is a member is a separate issuer. Where securities are backed only by assets and revenues of a particular instrumentality, facility or subdivision, such entity is considered the issuer.

         (7) Invest in companies for the purpose of exercising control or management.

         (8) Purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Director of such Fund, or is a member, partner, officer or Director of the Adviser, if after the purchase of the securities of such issuer by such Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

         (9) Purchase any securities or evidences of interest therein on margin, except that each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities and each Fund (other than the Money Market Fund) may make deposits on margin in connection with Futures Contracts and related options.

         (10) Sell any security which such Fund does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities without payment of further consideration equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon equivalent conditions.

         (11) Purchase securities issued by any other investment company or investment trust except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that a Fund will not purchase such securities if such purchase at the time thereof would cause more than 10% of its total assets (taken at market value) to be invested in the securities of such issuers; and, provided, further, that a Fund will not purchase securities issued by an open-end investment company.

         (12) Knowingly invest in securities which are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended or market makers do not exist or will not entertain bids or offers), except for repurchase agreements, if, as a result thereof more than 10% of such Fund's total assets (taken at market value) would be so invested. (The Staff of the Securities and Exchange Commission has taken the position that a money market fund may not invest more than 10% of its net assets in illiquid securities. The Money Market Fund has undertaken with the Staff to require, that as a matter of operating policy, it will not invest in illiquid securities in an amount exceeding 10% of its net assets.)

         (13) Issue any senior security (as that term is defined in the Investment Company Act of 1940 (the "1940 Act")) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder. For the purpose of this restriction, collateral arrangements with respect to options, Futures Contracts and Options on futures contracts and collateral arrangements with respect to initial and variation margins are not deemed to be the issuance of a senior security.

         In addition, no Fixed Income Fund (except for Money Market Fund and High Yield Bond Fund) may invest more than 25% of its total assets (taken at market value) in the securities of issuers engaged in any one industry. Money Market Fund may not invest more than 25% of its total assets in obligations issued by (i) foreign banks or (ii) foreign branches of U.S. banks where the Adviser has determined that the U.S. bank is not unconditionally responsible for the payment obligations of the foreign branch. High Yield Bond Fund may not invest more than 25% of its total assets (taken at market value) in the securities of issuers engaged in any one industry, except that High Yield Bond Fund may invest up to 40% of the value of its total assets in the securities of issuers engaged in the electric utility and telephone industries. Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities are not subject to the Fixed Income Fund's limitations on industry concentration. Determinations of industries for purposes of the foregoing limitations are made in accordance with specific industry codes set forth in the Standard Industrial Classification Manual and without considering groups of industries (e.g., all utilities or all finance companies) to be an industry. Also, a Fixed Income Fund may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if such purchase, at the time thereof, would cause a Fund to hold more than 10% of any class of securities of such issuer. For this purpose, all indebtedness of an issuer (for the Money Market Fund, all indebtedness of an issuer maturing in less than one year) shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class.

         In addition, an Equity Fund may not:

         (1) Concentrate its investments in any particular industry, but if it is deemed appropriate for the attainment of its investment objective, such Fund may invest up to 25% of its assets (taken at market value at the time of each investment) in securities of issuers in any one industry.

         (2) Purchase voting securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held by such Fund; or purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer to be held by such Fund. For this purpose all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class. In applying these limitations, a guarantee of a security will not be considered a security of the guarantor, provided that the value of all securities issued or guaranteed by that guarantor, and owned by the Fund, does not exceed 10% of the Fund's total assets. In determining the issuer of a security, each state and each political subdivision agency, and instrumentality of each state and each multi-state agency of which such state is a member is a separate issuer. Where securities are backed only by assets and revenues of a particular instrumentality, facility or subdivision, such entity is considered the issuer.

         High Yield Tax-Free Fund may not:

         (1) Borrow money except from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not purchase any additional securities. Interest paid on borrowings will reduce the Fund's net investment income. The borrowing restriction set forth above does not prohibit the use of reverse repurchase agreements, in an amount (including any borrowings) not to exceed 33-1/3% of net assets.

         (2) Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 10% of the value of its total assets but only to secure borrowings for temporary or emergency purposes as may be necessary in connection with maintaining collateral in connection with writing put or call options or making initial margin deposits in connection with the purchase or sale of financial futures or index futures contracts and related options.

         (3) Purchase securities (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if the purchase would cause the Fund at the time to have more than 5% of the value of its total assets invested in the securities of any one issuer or to own more than 10% of the outstanding debt securities of any one issuer; provided, however, that up to 25% of the value of the Fund's asset may be invested without regard to these restrictions.

         (4) Purchase or retain the securities of any issuer, if to the knowledge of the Fund, any officer or director of the Fund or its Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and all such officers and directors own in the aggregate more than 5% of the outstanding securities of such issuer.

         (5) Write, purchase or sell puts, calls or combinations thereof, except put and call options on debt securities, futures contracts based on debt securities, indices of debt securities and futures contracts based on indices of debt securities, sell securities on margin or make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.

         (6) Underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

         (7) Purchase the securities of any issuer if as a result more than 10% of the value of the Fund's total assets would be invested in securities that are subject to legal or contractual restrictions on resale ("restricted securities") and in securities for which there are no readily available market quotations; or enter into a repurchase agreement maturing in more than seven days, if as a result such repurchase agreement together with restricted securities and securities for which there are no readily available market quotations would constitute more than 10% of the Fund's total assets.

         (8) Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, except commodities and commodities contracts which are necessary to enable the Fund to engage in permitted futures and options transactions necessary to implement hedging strategies, or oil and gas interests, but this shall not prevent the Fund from investing in municipal obligations secured by real estate or interests in real estate.

         (9) Make loans to others, except insofar as the Fund may enter in repurchase agreements as set forth in the Prospectus or this SAI. The purchase of an issue of publicly distributed bonds or other securities, whether or not the purchase was made upon the original issuance of securities, is not to be considered the making of a loan.

         (10) Invest more than 25% of its assets in the securities of the "issuers" in any single industry; provided that there shall be no limitation on the purchase of municipal obligations and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. For purposes of this limitation and that set forth in investment restriction (3) above, when the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity, the entity would be deemed to be the sole issuer of the security. Similarly, in the case of an industrial development or pollution control bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such non governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

         (11) Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets, and except for the purchase, to the extent permitted by Section 12 of the 1940 Act, of shares of registered unit investment trusts whose assets consist substantially of municipal obligations.

         (12) Invest more than 5% of the value of its total assets in the securities of issuers having a record, including predecessors, of fewer than three years of continuous operation, except obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, unless the securities are rated by a nationally recognized rating service.

         (13) Invest for the purpose of exercising control or management of another company.

         (14)    Issue any senior security (as that term is defined in the 1940
Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder. For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and collateral arrangements with respect to initial and variation margins are not deemed to be the issuance of a senior security.

         OTHER OPERATING POLICIES


         Each of the Equity Funds (whose investment restrictions permit holdings in warrants not to exceed 10% of its assets) may, due to an undertaking with a state in which the Fund's shares are currently qualified for sale, purchase warrants not to exceed 5% of such Fund's net assets. Included within that amount, but not exceeding 2% of a Fund's net assets, may be warrants for which there is no public market. Any such warrants which are attached to securities at the time such securities are acquired by a Fund will be deemed to be without value for the purpose of this restriction.


         Each Fund (other than High Yield Tax-Free Fund) will not invest more than 5% of its total assets in companies which, including their respective predecessors, have a record of less than three years' continuous operation.

         In order to comply with certain state regulatory policies, no Fund will, as a matter of operating policy, pledge, mortgage or hypothecate its portfolio securities if the percentage of securities so pledged, mortgaged or hypothecated would exceed 15%.

         In order to comply with certain state regulatory policies, the cost of investments in options, financial futures, stock index futures and currency futures, other than those acquired for hedging purposes, may not exceed 10% of a Fund's total net assets.

         These operating policies are not fundamental and may be changed without shareholder approval. In order to comply with certain state regulatory practices, certain policies, if changed, would require advance written notice to shareholders.

         The Corporation's Board of Directors has approved the following nonfundamental investment policy pursuant to an order of the SEC:
Notwithstanding any investment restriction to the contrary, each Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds provided that, as a result, (i) no more than 10% of the Fund's assets would be invested in securities of all other investment companies, (ii) such purchase would not result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund and (iii) no more than 5% of the Fund's assets would be invested in any one such investment company.

THOSE RESPONSIBLE FOR MANAGEMENT

         The business of the Corporation is managed by its Directors who elect officers who are responsible for the day-to-day operations of the Corporation and the Funds and who execute policies formulated by the Directors. Several of the officers and Directors of the Corporation are also officers and directors of the Adviser or officers and directors of John Hancock Funds.

         Set forth below is the principal occupation or employment of the Directors and principal officers of the Corporation during the past five years:

                             POSITION HELD WITH   PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS             THE CORPORATION      DURING PAST FIVE YEARS
----------------             ------------------   -----------------------
Edward J. Boudreau, Jr.*     Director, Chairman   Chairman and Chief Executive
101 Huntington Avenue        and Chief            Officer, the Adviser and The
Boston, MA 02199             Executive            Berkeley Financial Group ("The
                             Officer(1)(2)        Berkeley Group"); Chairman, NM
                                                  Capital Management, Inc. ("NM
                                                  Capital"); John Hancock Advisers
                                                  International Limited ("Advisers
                                                  International"); John Hancock
                                                  Funds, Inc.; John Hancock Investor
                                                  Services Corporation ("Investor
                                                  Services"); and Sovereign Asset
                                                  Management Corporation
                                                  ("SAMCorp"); (hereinafter the
                                                  Adviser, the Berkeley Group, NM
                                                  Capital, Advisers International,
                                                  John Hancock Funds, Inc., Investor
                                                  Services and SAMCorp are
                                                  collectively referred to as the
                                                  "Affiliated Companies"); Chairman,
                                                  First Signature Bank & Trust;
                                                  Director, John Hancock Freedom
                                                  Securities Corporation, John
                                                  Hancock Capital Corporation, New
                                                  England/Canada Business Council;
                                                  Member, Investment Company
                                                  Institute Board of Governors;
                                                  Trustee, Museum of Science;
                                                  President, the Adviser (until July
                                                  1992); Trustee or Director of
                                                  other investment companies managed
                                                  by the Adviser; and Chairman, John
                                                  Hancock Distributors, Inc. (until
                                                  April, 1994).

James F. Carlin              Director             Chairman and CEO, Carlin
233 West Central Street                           Consolidated, Inc. (insurance);
Natick, MA 01760                                  Director, Arbella Mutual Insurance
                                                  Company (insurance), Consolidated
                                                  Group Trust (group health plan),
                                                  Carlin Insurance Agency, Inc. and
                                                  West Insurance Agency, Inc.;
                                                  Receiver, the City of Chelsea
                                                  (until August 1992); and Trustee
                                                  or Director of other investment
                                                  companies managed by the Adviser.

William H. Cunningham        Director             Chancellor, University of Texas
601 Colorado Street                               System and former President of the
O'Henry Hall                                      University of Texas, Austin,
Austin, TX 78701                                  Texas; Regents Chair in Higher
                                                  Education Leadership; James L.
                                                  Bayless Chair for Free Enterprise;
                                                  Professor of Marketing and Dean
                                                  College of Business
                                                  Administration/Graduate School of
                                                  Business (1983-1985); Centennial
                                                  Chair in Business Education
                                                  Leadership, 1983-1985; Director,
                                                  LaQuinta Motor Inns, Inc. (hotel
                                                  management company); Director,
                                                  Jefferson-Pilot Corporation
                                                  (diversified life insurance
                                                  company); Director,
                                                  Freeport-McMoran Inc. (oil and gas
                                                  company); Director, Barton Creek
                                                  Properties, Inc. (1988-1990) (real
                                                  estate development) and LBJ
                                                  Foundation Board (education
                                                  foundation); Advisory Director,
                                                  Texas Commerce Bank - Austin; and
                                                  Trustee or Director of other
                                                  investment companies managed by
                                                  the Adviser.

Charles F. Fretz             Director(3)          Consultant, self employed; Vice
RD #5, Box 300B                                   President and Director, Towers,
Clothier Springs Road                             Perrin, Forster & Crosby, Inc.
Malvern, PA  19355                                (international management
                                                  consultants) (until 1985).

Harold R. Hiser, Jr.         Director             Executive Vice President,
Schering-Plough Corporation                       Schering-Plough Corporation
One Giralda Farms                                 (pharmaceuticals); Director,
Madison, NJ  07940-1000                           ReCapital Corporation
                                                  (reinsurance).

Charles L. Ladner            Director(3)          Director, Energy North, Inc.
UGI Corporation                                   (public utility holding company);
460 North Gulph Road                              Senior Vice President, Finance UGI
King of Prussia, PA 19406                         Corp. (public utility holding
                                                  company) (until 1992);  and
                                                  Trustee or Director of other
                                                  investment companies managed by
                                                  the Adviser.

Leo E. Linbeck, Jr.          Director             Chairman, President, Chief
3810 W. Alabama                                   Executive Officer and Director,
Houston, TX 77027                                 Linbeck Corporation (a holding
                                                  company engaged invarious phases
                                                  of the construction industry and
                                                  warehousing interests); Director
                                                  and Chairman, Federal Reserve Bank
                                                  of Dallas; Chairman of the Board
                                                  and Chief Executive Officer,
                                                  Linbeck Construction Corporation;
                                                  Director, Panhandle Eastern
                                                  Corporation (a diversified energy
                                                  company); Director, Daniel
                                                  Industries, Inc. (manufacturer of
                                                  gas measuring products and energy
                                                  related equipment); Director,
                                                  GeoQuest International, Inc. (a
                                                  geophysical consulting firm);
                                                  Director, Greater Houston
                                                  Partnership; and Trustee or
                                                  Director of other investment
                                                  companies managed by the Adviser.

Patricia P. McCarter         Director(3)          Director and Secretary, the
Swedesford Road                                   McCarter Corp. (machine
RD #3, Box 121                                    manufacturer); and Trustee or
Malvern, PA 19355                                 Director of other investment
                                                  companies managed by the Adviser.

Steven R. Pruchansky         Director(1)(3)       Director and Treasurer, Mast
360 Horse Creek Drive, #208                       Holdings, Inc.; Director, First
Naples, FL 33942                                  Signature Bank & Trust Company
                                                  (until August 1991); General
                                                  Partner, Mast Realty Trust;
                                                  President, Maxwell Building Corp.
                                                  (until 1991); and Trustee or
                                                  Director of other investment
                                                  companies managed by the Adviser.

Norman H. Smith              Director(3)          Lieutenant General, USMC, Deputy
Rt. 1, Box 249 E                                  Chief of Staff for Manpower and
Linden, VA 22642                                  Reserve Affairs, Headquarters
                                                  Marine Corps; Commanding General
                                                  III Marine Expeditionary Force/3rd
                                                  Marine Division (retired 1991);
                                                  and Trustee or Director of other
                                                  investment companies managed by
                                                  the Adviser.

John P. Toolan               Director(3)          Director, The Smith Barney Muni
13 Chadwell Place                                 Bond Funds, The Smith Barney
Morristown, NJ 07960                              Tax-Free Money Fund, Inc., Vantage
                                                  Money Market Funds (mutual funds),
                                                  The Inefficient-Market Fund, Inc.
                                                  (closed-end investment company)
                                                  and Smith Barney Trust Company of
                                                  Florida; Chairman, Smith Barney
                                                  Trust Company (retired December,
                                                  1991); Director, Smith Barney,
                                                  Inc., Mutual Management Company
                                                  and Smith, Barney Advisers, Inc.
                                                  (investment advisers) (retired
                                                  1991); and Senior Executive Vice
                                                  President, Director and member of
                                                  the Executive Committee, Smith
                                                  Barney, Harris Upham & Co.,
                                                  Incorporated (investment bankers)
                                                  (until 1991); and

                                                  Trustee or
                                                  Director of other investment
                                                  companies managed by the Adviser.

Robert G. Freedman*          Vice Chairman        Chief Investment Officer, the
101 Huntington Avenue        and Chief            Adviser
Boston, MA 02199             Investment
                             Officer(2)

Anne C. Hodsdon*             President(2)         President, the Adviser.
101 Huntington Avenue
Boston, MA 02199

James B. Little*             Senior Vice          Senior Vice President, the
101 Huntington Avenue        President and        Adviser.
Boston, MA 02199             Chief Financial
                             Officer

Thomas H. Drohan*            Senior Vice          Senior Vice President and
101 Huntington Avenue        President and        Secretary, the Adviser.
Boston, MA 02199             Secretary

Michael P. DiCarlo*          Senior Vice          Senior Vice President, the
101 Huntington Avenue        President(2)         Adviser.
Boston, MA 02199

Edgar Larsen*                Senior Vice          Senior Vice President, the
101 Huntington Avenue        President            Adviser.
Boston, MA 02199

B.J. Willingham*             Senior Vice          Senior Vice President, the
101 Huntington Avenue        President            Adviser.  Formerly, Director
Boston, MA 02199                                  and Chief Investment Officer
                                                  of Transamerica Fund Management
                                                  Company.

James J. Stokowski*          Vice President       Vice President, the Adviser.
101 Huntington Avenue        and Treasurer
Boston, MA 02199

Susan S. Newton*             Vice President       Vice President and Assistant
101 Huntington Avenue        and Compliance       Secretary, the Adviser.
Boston, MA 02199             Officer

John A. Morin*               Vice President       Vice President, the Adviser.
101 Huntington Avenue
Boston, MA 02199

* An "interested person" of the Corporation, as such term is defined in the 1940 Act.

(1)      Member of the Executive Committee.

(2)      Member of the Investment Committee of the Adviser.

(3)      Member of the Audit Committee and the Committee on Administration.

(4)      Member of the Audit, Administration and Compensation Committee.


         All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Directors and officers may also be officers and/or Directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

         As of June 30, 1995, there were 131,823,202 shares of the Corporation outstanding and officers and Directors as a group beneficially owned less than 1% of the outstanding shares of the Corporation and of each of the Funds. On such date, the following shareholders were the only record holders and beneficial owners of 5% or more of the shares of the respective Funds:

NUMBER OF SHARES HELD (EXPRESSED AS PERCENTAGE
OF FUND'S OUTSTANDING SHARES)

Emerging Growth Fund:

Class A

762,184 Shares                       National Westminster Bank PLC as Trustee of
16.30 %                              American Smaller Companies Trust
                                     Juno Court
                                     24 Prescott Street
                                     London, England E18BB

749,017 Shares                       Merrill Lynch Pierce Fenner & Smith
16.02 %                              4800 Deerlake Drive East
                                     Jacksonville, Florida  32246-6484

Class B

3,009,616 Shares                     Merrill Lynch Pierce Fenner & Smith
27.55 %                              4800 Deerlake Drive East
                                     Jacksonville, Florida  32246-6484

Global Resources Fund:

Class B

151,841 Shares                       Merrill Lynch Pierce Fenner & Smith
7.06 %                               4800 Deerlake Drive East
                                     Jacksonville, Florida  32246-6484

Government Income Fund:

Class A

16,946 Shares                        JHMLICO Custodian
29.13 %                              FBO Kathleen L. Russell IRA R/O
                                     4775 River College Drive
                                     Sacramento, California 95841-4247

8,517 Shares                         Bruno Barelare &
14.64 %                              Helen D. Barelare JT TEN
                                     1424 Montclair
                                     Birmingham, Alabama 35210-2208

8,040 Shares                         Max P. Clay, Jr. &
13.82 %                              Max P. Clay, Sr. JTWROS
                                     P.O. Box 11
                                     Pell City, Alabama 35125-0011

3,960 Shares                         Russell L. Mitchell, IRA
6.81 %                               Sutro & Co. CUST
                                     1615 Newhall Avenue
                                     Cambria, California 93428-5505

3,836 Shares                         Rauscher Pierce REFSNES CUST
6.60 %                               FBO Clara Yamacka
                                     942 Mira Valley
                                     Monterey Park, California  91754-4825

3,451 Shares                         Richard W. Russell &
5.93 %                               Helen F. Russell JT TEN
                                     349 Ash Space 44
                                     Carpinteria, CA 93013-2232

Class B

3,081,649 Shares                     Merrill Lynch Pierce Fenner & Smith
12.34 %                              4800 Deerlake Drive East
                                     Jacksonville, Florida  32246-6484

High Yield Bond Fund:

Class B

2,027,483 Shares                     Merrill Lynch Pierce Fenner & Smith
8.46 %                               4800 Deerlake Drive East
                                     Jacksonville, Florida  32246-6484

High Yield Tax-Free Fund:

Class B

2,911,838 Shares                     Merrill Lynch Pierce Fenner & Smith
17.48 %                              4800 Deerlake Drive East
                                     Jacksonville, Florida  32246-6484

At such date, no other person(s), owned of record or was known by the Corporation to beneficially own as much as 5% of the outstanding shares of the Corporation or of any of the Funds.

         As of December 22, 1994, the Directors have established an Advisory Board which acts to facilitate a smooth transition of management over a two-year period (between Transamerica Fund Management Company ("TFMC"), the prior investment adviser, and the Adviser). The members of the Advisory Board are distinct from the Board of Directors, do not serve the Funds in any other capacity and are persons who have no power to determine what securities are purchased or sold and behalf of the Funds. Each member of the Advisory Board may be contacted at 101 Huntington Avenue, Boston, Massachusetts 02199.

         Members of the Advisory Board and their respective principal occupations during the past five years are as follows:

R. Trent Campbell, President, FMS, Inc. (financial and management services); former Chairman of the Board, Mosher Steel Company.

Mrs. Lloyd Bentsen, Formerly National Democratic Committeewoman from Texas;
         co-founder, Houston Parents' League; former board member of various civic and cultural organizations in Houston, including the Houston Symphony, Museum of Fine Arts and YWCA. Mrs. Bentsen is presently active in various civic and cultural activities in the Washington, D.C. area, including membership on the Area Board for The March of Dimes and is a National Trustee for the Botanic Gardens of Washington, D. C.

Thomas R. Powers, Formerly Chairman of the Board, President and Chief Executive
         Officer, TFMC; Director, West Central Advisory Board, Texas Commerce Bank; Trustee, Memorial Hospital System; Chairman of the Board of Regents of Baylor University; Member, Board of Governors, National Association of Securities Dealers, Inc.; Formerly, Chairman, Investment Company Institute; formerly, President, Houston Chapter of Financial Executive Institute.

Thomas B. McDade, Chairman and Director, TransTexas Gas Company; Director,
         Houston Industries and Houston Lighting and Power Company; Director, TransAmerican Companies (natural gas producer and transportation); Member, Board of Managers, Harris County Hospital District; Advisory Director, Commercial State Bank, El Campo; Advisory Director, First National Bank of Bryan; Advisory Director, Sterling Bancshares; Former Director and Vice Chairman, Texas Commerce Bancshares; and Vice Chairman, Texas Commerce Bank.



         COMPENSATION OF THE BOARD OF DIRECTORS AND ADVISORY BOARD. The following tables provide information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Directors and the Advisory Board members for their services. Mr. Boudreau, a non-Independent Director, and each of the officers of the Funds are interested persons of the Adviser, are compensated by the Adviser and received no compensation from the Funds for their services.

                                        Pension or          Total Compensation
                                        Retirement          from all Funds in
                        Aggregate       Benefits Accrued    John Hancock
                        Compensation    as Part of the      Fund Complex to
Directors               from the Funds  Funds' Expenses         Directors**
---------               --------------  ---------------         -----------
James F. Carlin            $      0           $0                  $ 60,450
William H. Cunningham      $18,750*           $0                  $      0
Charles L. Ladner          $      0           $0                  $ 60,450
Leo E. Linbeck, Jr.        $26,500*           $0                  $      0
Patricia P. McCarter       $      0           $0                  $ 60,200
Steven R. Pruchansky       $      0           $0                  $ 62,450
Norman H. Smith            $      0           $0                  $ 62,450
John P. Toolan             $      0           $0                  $ 60,450
Total                      $ 45,250           $0                  $366,450

* Messrs. Linbeck and Cunningham, the only current Directors who were Directors for the fiscal year ended October 31, 1994, were each paid directors' fees by the Funds pursuant to different compensation arrangements then in effect, in the amount of:

         $5,200 and $3,800, respectively, from Government Income Fund; $5,200 and $3,800, respectively, from High Yield Bond Fund;
         $5,200 and $3,800, respectively, from High Yield Tax-Free Fund; $5,200 and $3,800, respectively, from Emerging Growth Fund;
         $2,100 and $1,150, respectively, from Global Resources Fund; and $3,600 and $2,400, respectively, from Money Market Fund.

** The total compensation paid by the John Hancock Fund Complex to the Independent Directors is as of the calendar year ended December 31, 1994. (The Funds were not part of the John Hancock Fund Complex until December 22, 1994 and Messrs. Cunningham and Linbeck were not trustees or directors of any funds in the John Hancock Fund Complex prior to December 22, 1994.)

                                        Pension or          Total Compensation
                                        Retirement          from all Funds in
                        Aggregate       Benefits Accrued    John Hancock
                        Compensation    as Part of the      Fund Complex to
Advisory Board***       from the Funds  Funds' Expenses         Directors**
-----------------       --------------  ---------------         -----------
R. Trent Campbell          $21,049            $0                 $ 54,000
Mrs. Lloyd Bentsen         $21,049            $0                 $ 54,000
Thomas R. Powers           $21,049            $0                 $ 54,000
Thomas B. McDade           $21,049            $0                 $ 54,000

TOTAL                      $84,196            $0                 $216,000


***      Estimated for the Funds' current fiscal year ending October 31, 1995.

INVESTMENT ADVISORY AND OTHER SERVICES

         As described in the Funds' Prospectuses, the Funds receive their investment advice from the Adviser. Investors should refer to the Prospectuses for a description of certain information concerning the Funds' investment management contracts. Each of the Directors and principal officers affiliated with the Corporation who is also an affiliated person of the Adviser is named above, together with the capacity in which such person is affiliated with the Corporation and the Adviser.

         The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $13 billion in total assets under management in its capacity as investment adviser to the Funds and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,060,000 shareholders. The Adviser is a wholly-owned subsidiary of The Berkeley Financial Group, which is in turn a wholly-owned subsidiary of John Hancock Subsidiaries, Inc., which is in turn a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), one of the most recognized and respected financial institutions in the nation. With total assets under management of over $80 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries Standard & Poor's and A.M. Best's highest ratings. Founded in 1862, the Life Company has been serving clients for over 130 years.

         As described in the Prospectuses, the Corporation, on behalf of each Fund, has entered into investment management contracts with the Adviser. Under each investment management contract, the Adviser provides the Funds with (i) a continuous investment program, consistent with each Fund's stated investment objective and policies, (ii) supervision of all aspects of each Fund's operations except those that are delegated to a custodian, transfer agent or other agent and (iii) such executive, administrative and clerical personnel, officers and equipment as are necessary for the conduct of their business. The Adviser is responsible for the day-to-day management of each Fund's portfolio assets.

         No person other than the Adviser and its directors and employees regularly furnish advice to the Funds with respect to the desirability of a Fund investing in, purchasing or selling securities. The Adviser may from time to time receive statistical or other similar factual information, and information regarding general economic factors and trends, from the Life Company and its affiliates.

         Under the terms of the investment management contracts with the Corporation, on behalf of each Fund, the Adviser provides the Corporation with office space, equipment and supplies and other facilities required for the business of the Funds. The Adviser pays the compensation of all officers and employees of the Corporation, and pays the expenses of clerical services relating to the administration of the Funds. All expenses which are not specifically paid by the Adviser and which are incurred in the operation of the Funds including, but not limited to, (i) the fees of the Directors of the Corporation who are not "interested persons," as such term is defined in the 1940 Act (the "Independent Directors"), (ii) the fees of the members of the Corporation's Advisory Board (described above) and (iii) the continuous public offering of the shares of each Fund are borne by the Funds.

         As provided by the investment management contracts, each Fund pays the Adviser an investment management fee, which is accrued daily and paid monthly in arrears at the following rates of the Funds' average daily net assets:

JOHN HANCOCK EMERGING GROWTH FUND                                      FEE
JOHN HANCOCK GLOBAL RESOURCES FUND                                (ANNUAL RATE)
Average Daily Net Assets                                               0.75%

JOHN HANCOCK GOVERNMENT INCOME FUND

                                                                       FEE
AVERAGE DAILY NET ASSETS                                          (ANNUAL RATE)

The first $200 million                                                 0.65%
The next $300 million                                                  0.625%
Over $500 million                                                      0.60%

JOHN HANCOCK HIGH YIELD TAX-FREE FUND
JOHN HANCOCK HIGH YIELD BOND FUND

                                                                       FEE
AVERAGE DAILY NET ASSETS                                          (ANNUAL RATE)

The first $75 million                                                  0.625%
The next $75 million                                                   0.5625%
Over $150 million                                                      0.50%

JOHN HANCOCK MONEY MARKET FUND

                                                                       FEE
AVERAGE DAILY NET ASSETS                                          (ANNUAL RATE)

The first $500 million                                                 0.50%
The next $250 million                                                  0.425%
The next $250 million                                                  0.375%
The next $500 million                                                  0.35%
The next $500 million                                                  0.325%
The next $500 million                                                  0.30%
Over $2.5 billion                                                      0.275%

         The Adviser may temporarily reduce its advisory fee or make other arrangements to reduce a Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose the advisory fee and recover any other payments to the extent that, at the end of any fiscal year, a Fund's annual expenses fall below this limit.

         In the event normal operating expenses of a Fund, exclusive of certain expenses prescribed by state law, are in excess of any state limit where such Fund is registered to sell shares of common stock, the fee payable to the Adviser will be reduced to the extent of such excess and the Adviser will make any additional arrangements necessary to eliminate any remaining excess expenses. The most restrictive limit applicable to the Funds is 2.5% of the first $30,000,000 of a Fund's average daily net asset value, 2% of the next $70,000,000 of such assets and 1.5% of the remaining average daily net asset value.

         Pursuant to the investment management contracts, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which their respective contracts relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the applicable contract.

         The initial term of the investment management contracts expires on December 22, 1996, and will continue in effect from year to year thereafter if approved annually by a vote of a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such approval, and by either a majority of the Directors or the holders of a majority of the affected Fund's outstanding voting securities. Each management contract may be terminated without penalty on 60 days' notice at the option of either party or by vote of a majority of the outstanding voting securities of the Fund. Each management contract terminates automatically in the event of its assignment.

         Securities held by a Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Funds or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

         Under the investment management contracts, the Funds may use the name "John Hancock" or any name derived from or similar to it only for as long as the investment management contract or any extension, renewal or amendment thereof remains in effect. If a Fund's investment management contract is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

         For the fiscal years ended October 31, 1994(a), 1993(b) and 1992(c), advisory fees payable by the Funds to TFMC, each Fund's former investment adviser, were as follows:

         (1)     Emerging Growth Fund - (a) $2,706,438 (b) $1,668,514 and (c)
                 $809,284

         (2)     Global Resources Fund - (a) $220,869 (b) $95,411 and (c)
                 $57,774

         (3)     Government Income Fund - (a) $1,728,997 (b) $1,698,937 and (c)
                 $1,197,515

         (4)     High Yield Bond Fund - (a) $976,834 (b) $777,673 and (c)
                 $550,109

         (5)     High Yield Tax-Free Fund - (a) $886,380 (b) $541,737 and (c)
                 $370,020

         (6)     Money Market Fund - (a) $214,088 (b) $142,298 and (c) $133,127

         During the six-month period ended October 31, 1993 and the fiscal year ended October 31, 1994, TFMC paid subadvisory fees to Transamerica Investment Services, Inc., its former subadviser, of $34,536 and $71,992, respectively. High Yield Tax-Free Fund made no payments of subadvisory fees during these periods.

         ADMINISTRATIVE SERVICES AGREEMENT. The Corporation, on behalf of each Fund, was a party to an administrative services agreement with TFMC (the "Services Agreement"), pursuant to which TFMC performed bookkeeping and accounting services and functions, including preparing and maintaining various accounting books, records and other documents and keeping such general ledgers and portfolio accounts as are reasonably necessary for the operation of the Funds. Other administrative services included communications in response to shareholder inquiries and certain printing expenses of various financial reports. In addition, such staff and office space, facilities and equipment was provided as necessary to provide administrative services to the Funds. The Services Agreement was amended in connection with the appointment of the Adviser as adviser to the Fund to permit services under the Agreement to be provided to the Funds by the Adviser and its affiliates. The Services Agreement was terminated during the current fiscal year.

         The following amounts for each of the following Funds for their respective periods reflect (a) the total of administrative services fees paid and of such amount, (b) the amount of which was paid to TFMC and (c) the amount paid for certain data processing and pricing information services:

         EMERGING GROWTH FUND

         (1) for the fiscal year ended October 31, 1994 - (a) $222,044; (b) $192,019; and (c) $30,025.

         (2) for the fiscal year ended October 31, 1993 - (a) $157,911; (b) $134,656; and (c) $23,255.

         (3) for the fiscal year ended October 31, 1992 - (a) $100,346; (b) $81,923; and (c) $18,423.

         GLOBAL RESOURCES FUND

         (1) for the fiscal year ended October 31, 1994 - (a) $54,259; (b) $43,512; and (c) $10,747.

         (2) for the fiscal year ended October 31, 1993 - (a) $44,306; (b) 34,515; and (c) $9,791.

         (3) for the fiscal year ended October 31, 1992 - (a) $48,816; (b) $38,916; and (c) $9,900.

         GOVERNMENT INCOME FUND

         (1) for the fiscal year ended October 31, 1994 - (a) $132,786; (b) $107,246; and (c) $25,540.

         (2) for the fiscal year ended October 31, 1993 - (a) $116,354; (b) $90,782; and (c) $25,572.

         (3) for the fiscal year ended October 31, 1992 - (a) $86,781; (b) $62,627; and (c) $24,154.

         HIGH YIELD BOND FUND

         (1) for the fiscal year ended October 31, 1994 - (a) $100,822; (b) $80,593; and (c) $20,229.

         (2) for the fiscal year ended October 31, 1993 - (a) $82,030; (b) $64,844; and (c) $17,186.

         (3) for the fiscal year ended October 31, 1992 - (a) $69,403; (b) $52,920; and (c) $16,483.

         HIGH YIELD TAX-FREE FUND

         (1) for the fiscal year ended October 31, 1994 - (a) $88,709; (b) $60,488; and (c) $28,221.

         (2) for the fiscal year ended October 31, 1993 - (a) $69,485; (b) 46,591; and (c) $22,894.

         (3) for the fiscal year ended October 31, 1992 - (a) $63,272; (b) $40,793; and (c) $22,479.

         MONEY MARKET FUND

         (1) for the fiscal year ended October 31, 1994 - (a) $46,621; (b) $36,221; and (c) $10,400.

         (2) for the fiscal year ended October 31, 1993 - (a) $42,511; (b) $32,451; and (c) $10,060.

         (3) for the fiscal year ended October 31, 1992 - (a) $51,109; (b) $40,808; and (c) $10,301.


DISTRIBUTION CONTRACT

         DISTRIBUTION AGREEMENT. As discussed in the Prospectuses, each Fund's shares are sold on a continuous basis at the public offering price. John Hancock Funds, a wholly-owned subsidiary of the Adviser, has the exclusive right, pursuant to the Distribution Agreement dated December 22, 1994 (the "Distribution Agreement"), to purchase shares from the Funds at net asset value for resale to the public or to broker-dealers at the public offering price. Upon notice to all broker-dealers with whom it has sales agreements ("Selling Brokers"), John Hancock Funds may allow such Selling Brokers up to the full applicable sales charge during periods specified in such notice. During these periods, such Selling Brokers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.


         The Distribution Agreement was initially adopted by the affirmative vote of the Corporation's Board of Directors including the vote of a majority of Directors who are not parties to the agreement or interested persons of any such party, cast in person at a meeting called for such purpose. The Distribution Agreement shall continue in effect with respect to each Fund until December 22, 1996 and from year to year if approved by either the vote of the Fund's shareholders or the Board of Directors including the vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party, cast in person at a meeting called for such purpose. The Distribution Agreement may be terminated at any time as to one or more of the Funds, without penalty, by either party upon sixty (60) days' written notice or by a vote of a majority of the outstanding voting securities of the affected Fund and terminates automatically in the case of an assignment by John Hancock Funds.

         For the fiscal year ended October 31, 1994, the following amounts for each of Emerging Growth and High Yield Bond Fund reflect (a) the total underwriting commissions for sales of the Fund's Class A shares and (b) the portion of such amount retained by the Fund's former distributor, Transamerica Fund Distributors, Inc. In each case, the remainder of such underwriting commissions was reallowed to dealers.

         EMERGING GROWTH FUND

         (a)     $1,042,959 and (b) $65,421.

         HIGH YIELD BOND FUND

         (a)     $324,876 and (b) $23,651.

The other Funds did not have Class A shares outstanding for the year ended October 31, 1994, and Emerging Growth Fund and High Yield Bond Fund did not have Class A shares outstanding for the years prior to the year ended October 31, 1994.

         DISTRIBUTION PLAN. The Board of Directors approved distribution plans pursuant to Rule 12b-1 under the 1940 Act for Class A Shares ("Class A Plans") and Class B Shares ("Class B Plans") of each Fund. Such Plans were approved by a majority of the outstanding shares of each respective class of each Fund (except for the Class A Plan for Money Market Fund) on December 16, 1994 and became effective on December 22, 1994. The Class A Plan for Money Market Fund was approved by the sole shareholder of the Class A shares of the Fund on September 12, 1995 and became effective on September 12, 1995.

         Under each Class A Plan, the distribution or service fee will not exceed an annual rate of 0.25% of the average daily net asset value of the Class A shares of a Fund (determined in accordance with the Fund's Prospectus as from time to time in effect). Money Market Fund has determined that it will pay distribution and service fees of 0.15% to John Hancock Funds but may in the future determine to pay up to 0.25% under the Class A Plan. Any expenses under the Class A Plan not reimbursed within 12 months of being presented to the Fund for repayment are forfeited and not carried over to future years. Under each Class B Plan, the distribution or services fee to be paid by the applicable Fund will not exceed an annual rate of 1.00% of the average daily net assets of the Class B shares of the Fund (in each case, determined in accordance with such Fund's prospectus as from time to time in effect); provided that the portion of such fee used to cover Service Expenses (described below) shall not exceed an annual rate of 0.25% of the average daily net asset value of the Class B Shares of the Fund. In accordance with generally accepted accounting principles, the Fund does not treat unreimbursed distribution expenses attributable to Class B shares as a liability of the Fund and does not reduce the current net assets of Class B by such amount although the amount may be payable under the Class B Plan in the future.

         Under the Plans, expenditures shall be calculated and accrued daily and paid monthly or at such other intervals as the Directors shall determine. The fee may be spent by John Hancock Funds on Distribution Expenses or Service Expenses. "Distribution Expenses" include any activities or expenses primarily intended to result in the sale of shares of the relevant class of the Fund, including, but not limited to: (i) initial and ongoing sales compensation payable out of such fee as such compensation is received by John Hancock Funds or by Selling Brokers, (ii) direct out-of-pocket expenses incurred in connection with the distribution of shares, including expenses related to printing of prospectuses and reports; (iii) preparation, printing and distribution of sales literature and advertising material; (iv) an allocation of overhead and other branch office expenses of John Hancock Funds related to the distribution of Fund Shares; (v) distribution expenses that were incurred by the Fund's former distributor and not recovered through payments under the Class A or Class B former plans or through receipt of contingent deferred sales charges ("CDSCs"); and (vi) in the event that any other investment company (the "Acquired Fund") sells all or substantially all of its assets, merges with or otherwise engages in a combination with the Fund, distribution expenses originally incurred in connection with the distribution of the Acquired Fund's shares. Service Expenses under the Plans include payments made to, or on account of, account executives of selected broker-dealers (including affiliates of John Hancock Funds) and others who furnish personal and shareholder account maintenance services to shareholders of the relevant class of the Fund.


         For the fiscal year ended October 31, 1994, total payments made by Emerging Growth Fund under the Fund's former Class A Rule 12b-1 plan to the former distributor amounted to $277,671 and of such amount (1) $9,627, (2) $126,857, (3) $8,204, (4) $16,712 and (5) $116,271 represented payments for (1)
advertising, (2) payments to dealers and for dealer meetings, (3) cost of prospectuses and shareholder reports, (4) various sales literature and (5) service fees, respectively. For the fiscal year ended October 31, 1994, total payments made by High Yield Bond Fund under the Fund's former Class A Rule 12b-1 plan to the former distributor amounted to $20,179 and of such amount (1) $68,
(2) $5,975, (3) $383, (4) $1,431 and (5) $12,322 represented payments for (1)
advertising, (2) payments to dealers and for dealer meetings, (3) cost of prospectuses and shareholder reports, (4) various sales literature and (5) service fees, respectively. There were no Class A shares of the Money Market Fund outstanding during this period.


         The following amounts for each of the Funds for the fiscal year ending October 31, 1994 represent each Fund's total payments to the former distributor made pursuant to its Class B Plan and of such amounts, portions representing:

         (1)     total of service fees shown as

                 (a)     service fees paid to brokers and dealers; and
                 (b)     service fees paid to the former distributor

         (2)     total of distribution fees shown as:
                 (a)     dealer commission payments;
                 (b)     underwriting fee; and
                 (c)     carrying charge (separate distribution fee).

EMERGING GROWTH FUND (CLASS B SHARES) - $2,497,907 total;

         (1)     $639,690; a) $401,762, and b) $237,928 and

         (2)     $1,858,217; a) $916,075, b) $229,019 and c) $713,123.

 GLOBAL RESOURCES FUND (CLASS B SHARES) - $281,482 total;

         (1)     $70,523; a) $40,920, and b) $29,603 and

         (2)     $210,959; a) $124,689 b) $31,172 and c) $55,098.

GOVERNMENT INCOME FUND (CLASS B SHARES)  - $2,685,298, total;

         (1)     $671,915; a) $538,084, and b) $133,831 and

         (2)     $2,013,382; a) $944,718, b) 236,179 and c) $832,485

HIGH YIELD BOND FUND (CLASS B SHARES) - $1,583,989 total;

         (1)     $390,708; a) $288,075, and b) $102,633 and

         (2)     $1,193,281; a) $591,135, b) $147,784 and c) $454,362

HIGH YIELD TAX-FREE FUND (CLASS B SHARES) - $1,408,352 total;

         (1)     $360,232; a) $192,666, and b) $167,566 and

         (2)     $1,048,120; a) $511,586, b) $127,896 and c) $408,638.

MONEY MARKET FUND - $428,177 total;

         (1)     $107,432; a) $92,386, and b) $15,046 and

         (2)     $320,745; a) $182,732, b) $45,683 and c) $92,330.

         The following amounts for each of the Funds for the fiscal years ended October 31, 1994, 1993 and 1992 represent amounts of CDSCs from redemptions of the Fund's shares as received by the former distributor: (a) Emerging Growth Fund (Class B Shares) - $382,553, $288,843 and $130,276; (b) Global Resources Fund (Class B Shares) - $68,696, $27,393 and $31,801; (c) Government Income Fund (Class B Shares) - $766,358, $518,924 and $398,691; (d) High Yield Bond Fund (Class B Shares) - $387,591, $408,082 and $316,349; (e) High Yield Tax-Free Fund (Class B Shares) - $253,265, $99,725 and $142,804; and (f) Money Market Fund (Class B shares) - $343,829, $211,332 and $271,728.

         Each of the Plans provides that it will continue in effect only so long as its continuance is approved at least annually by a majority of both the Directors and the Independent Directors. Each of the Plans provides that it may be terminated without penalty (a) by vote of a majority of the Independent Directors, (b) by a majority of the respective Class' outstanding voting securities upon 60 days' written notice to John Hancock Funds, and (c) automatically in the event of assignment. Each of the Plans further provides that it may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to the Plan. Each of the Plans provides that no material amendment to the Plan will, in any event, be effective unless it is approved by a majority vote of the Directors and the Independent Directors of the Corporation. The holders of Class A Shares and Class B Shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Board of Directors has determined that, in their judgment, there is a reasonable likelihood that each Plan will benefit the holders of the applicable class of shares of the affected Fund.

         Information regarding the services rendered under the Plans and the Distribution Agreement and the amounts paid therefore by the respective Class of the Funds are provided to, and reviewed by, the Board of Directors on a quarterly basis. In its quarterly review, the Board of Directors considers the continued appropriateness of the Plans and the Distribution Agreement and the level of compensation provided therein.

NET ASSET VALUE

         For purposes of calculating the net asset value ("NAV") of the shares of the Funds, the following procedures are utilized wherever applicable.

         Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

         Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the mean between the current closing bid and asked prices.

         Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Directors.

         Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Fund's NAV.

         The Funds will not price their securities on the following national holidays: New Year's Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a Fund's NAV is not calculated. Consequently, a Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

AMORTIZED COST METHOD OF PORTFOLIO VALUATION

         Money Market Fund utilizes the amortized cost valuation method of valuing portfolio instruments in the absence of extraordinary or unusual circumstances. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the Fund. The Directors will from time to time review the extent of any deviation of the net asset value, as determined on the basis of the amortized cost method, from net asset value as it would be determined on the basis of available market quotations. If any deviation occurs which may result in unfairness either to new investors or existing shareholders, the Directors will take such actions as they deem appropriate to eliminate or reduce such unfairness to the extent reasonably practicable. These actions may include selling portfolio instruments prior to maturity to realize gains or losses or to shorten the Fund's average portfolio maturity, withholding dividends, splitting, combining or otherwise recapitalizing outstanding shares or utilizing available market quotations to determine net asset value per share.

         Since a dividend is declared to shareholders each time net asset value is determined, the net asset value per share of each class of the Money Market Fund will normally remain constant at $1.00 per share. There is no assurance that the Fund can maintain the $1.00 per share value. Monthly, any increase in the value of a shareholder's investment in either class from dividends is reflected as an increase in the number of shares of such class in the shareholder's account or is distributed as cash if a shareholder has so elected.

         It is expected that the Fund's net income will be positive each time it is determined. However, if because of a sudden rise in interest rates or for any other reason the net income of the Fund determined at any time is a negative amount, the Fund will offset the negative amount against income and accrued during the month for each shareholder account. If at the time of payment of a distribution such negative amount exceeds a shareholder's portion of accrued income, the Fund may reduce the number of its outstanding shares by treating the shareholder as having contributed to the capital of the Fund that number of full or fractional shares which represent the amount of excess. By investing in either class of shares of the Fund, shareholders are deemed to have agreed to make such a contribution. This procedure permits the Fund to maintain its net asset value at $1.00 per share.

         If in the view of the Directors it is inadvisable to continue the practice of maintaining net asset value at $1.00 per share, the Directors reserve the right to alter the procedures for determining net asset value. The Fund will notify shareholders of any such alteration.

         The Fund is permitted to redeem shares of either class in kind. Nevertheless, the Fund has filed with the Securities and Exchange Commission a notification of election committing itself to pay in cash on redemption by a shareholder of record, limited during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period.

         The Fund will not price its securities on the following national holidays: New Year's Day; President's Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day and Christmas Day.

INITIAL SALES CHARGE ON CLASS A SHARES

         Class A shares of the Funds (except for Money Market Fund) are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). Class A shares of Money Market Fund will be sold at their net asset value without a sales charge. Share certificates will not be issued unless requested by the shareholder in writing, and then only will be issued for full shares. The Directors reserve the right to change or waive a Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

         The sales charges applicable to purchases of Class A shares of the Funds are described in each Fund's Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectuses are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares, the investor is entitled to cumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund, or if Investor Services is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

         COMBINED PURCHASES. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined if made by (a) an individual, his or her spouse and their children under the age of 21 purchasing securities for his or her own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) certain groups of four or more individuals making use of salary deductions or similar group methods of payment whose funds are combined for the purchase of mutual fund shares. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Investor Services or a Selling Broker's representative.

         WITHOUT SALES CHARGE. As described in the Prospectuses, Class A shares of the Funds may be sold without a sales charge to certain persons described in the Prospectuses.

         ACCUMULATION PRIVILEGE. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount then being invested but also the purchase price or value of the Class A shares already held by such person.

         COMBINATION PRIVILEGE. Reduced sales charges (according to the schedule set forth in the Prospectuses) also are available to an investor based on the aggregate amount of his concurrent and prior investments in Class A shares of a Fund and shares of all other John Hancock funds which carry a sales charge.

         LETTER OF INTENTION. The reduced sales loads are also applicable to investments made over a specified period pursuant to a Letter of Intention
(LOI), which should be read carefully prior to its execution by an investor. Each Fund (other than Money Market Fund) offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a period of thirteen (13) months. Investors who are using the Fund as a funding medium for a qualified retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These qualified retirement plans include IRA's, SEP, SARSEP, TSA, 401(k) plans, TSA plans and 457 plans. Such an investment (including accumulations and combinations) must aggregate $100,000 or more invested during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Investor Services ($50,000 in the case of Emerging Growth Fund and Global Resources
Fund). The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made with the specified period (either 13 or 48 months), the sales charge applicable will not be higher than that which would have been applied (including accumulations and combinations) had the LOI been for the amount actually invested.

         The LOI authorizes Investor Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrow shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charges as may be due. By signing the LOI, the investor authorizes Investor Services to act as his attorney-in-fact to redeem any escrowed shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by a Fund to sell, any additional shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B SHARES

         Investments in Class B shares are purchased at net asset value per share without the imposition of a sales charge so that the Fund will receive the full amount of the purchase payment.

         CONTINGENT DEFERRED SALES CHARGE. Class B shares which are redeemed within six years of purchase will be subject to a CDSC at the rates set forth in the Funds' respective Prospectuses as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B shares being redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase prices, including Class B shares derived from reinvestment of dividends or capital gains distributions.


         The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month. Class B shares of Money Market Fund, not purchased directly, will be subject upon redemption to the CDSC set forth in the Prospectus of the John Hancock fund from which the investor initially exchanged his/her shares.


         Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to select Selling Brokers for selling Class B shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of the purchase. See the Prospectuses for additional information regarding the CDSC.

SPECIAL REDEMPTIONS

         Although the Funds would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Directors. When the shareholder sells portfolio securities received in this fashion, he would incur a brokerage charge. Any such security would be valued for the purpose of making such payment at the same value as used in determining the Fund's net asset value. Each Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one account.

ADDITIONAL SERVICES AND PROGRAMS

         EXCHANGE PRIVILEGE. As described more fully in the Prospectuses, the Funds permit exchanges of shares of any class for shares of the same class in any other John Hancock fund offering that class.

         SYSTEMATIC WITHDRAWAL PLAN. As described briefly in the Prospectuses, the Funds permit the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares. Since the redemption price of Fund shares may be more or less than the shareholder's cost, depending upon the market value of the securities owned by the Fund at the time of redemption, the distribution of cash pursuant to this plan may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional Class A (except with respect to the Money Market Fund) or Class B shares of a Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B shares and because redemptions are taxable events. Therefore, a shareholder should not purchase Fund shares at the same time as a Systematic Withdrawal Plan is in effect. Each Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Investor Services.

         MONTHLY AUTOMATIC ACCUMULATION PROGRAM ("MAAP"). This program is explained fully in each Fund's Prospectus and the Account Privileges Application. The program, as it relates to automatic investment checks, is subject to the following conditions:

         The investments will be drawn on or about the day of the month indicated.

         The privilege of making investments through the Monthly Automatic Accumulation Program may be revoked by Investor Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any check.

         The program may be discontinued by the shareholder either by calling Investor Services or upon written notice to Investor Services which is received at least five (5) business days prior to the due date of any investment.

         REINVESTMENT PRIVILEGE. A shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock mutual fund, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A Shares of the Fund or in Class A shares of another John Hancock mutual fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from that redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares. The Fund may modify or terminate the reinvestment privilege at any time.

         A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes. Even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "Tax Status."

 DESCRIPTION OF THE CORPORATION'S SHARES


         Each Fund operates as one series of the Corporation. All shares of stock of the Corporation ($.01 par value per share) have equal voting rights among shares of the same series (except that each class of shares within a series has sole voting rights with respect to matters solely affecting that class). On September 12, 1995, the Corporation's Articles of Incorporation were amended to increase the authorized common stock of the Corporation from 375,000,000 to 2,500,000,000 shares of Class A Common Stock, from 625,000,000 to
3,000,000,000 shares of Class B Common Stock; and from 0 to 1,000,000,000 shares of Class S Common Stock. No shares of any series or class have pre-emptive or conversion rights. Each series of shares represents interests in a separate portfolio of investments. Each is entitled to all income and gains (or losses) and bears all of the expenses associated with the operations of that portfolio except that each class of a series bears its own transfer agency fees. Common expenses of the Corporation are allocated among the series, based upon the respective net assets or ratably or a combination of both whichever is more appropriate, of each series.

         The Board of Directors is authorized to create additional series of shares and classes within any series at any time without approval by shareholders. Six series of shares representing interests in the Corporation are presently authorized.

         Each share of each series or class of the Corporation represents an equal proportionate interest with each other share in that series or class, none having priority or preference over other shares of the same series or class. The interest of investors in the various series or classes of the Corporation is separate and distinct. All consideration received for the sales of shares of a particular series or class of the Corporation, all assets in which such consideration is invested and all income, earnings and profits derived from such investments will be allocated to and belong to that series or class. As such, each share is entitled to dividends and distributions out of the net income belonging to that series or class as declared by the Board of Directors. The assets of each series are segregated on the Corporation's books and are charged with the liabilities of that series and with a share of the Corporation's general liabilities.

         The Board of Directors determines those assets and liabilities deemed to be general assets or liabilities of the Corporation, and these items are allocated among each series in proportion to the relative total net assets of each series. In the unlikely event that the liabilities allocable to a series exceed the assets of that series, the amount to be deemed available for distribution to each affected series shall be determined by the Board of Directors in order to effect an equitable allocation among each series of the Corporation.


         The directors of the Corporation have authorized the issuance of two classes of common stock for each Fund, designated as Class A and Class B shares, and, in the case of the Money Market Fund has authorized the issuance of a third class of common stock, designated as Class S shares. Class A, Class B shares and, in the case of Money Market Fund, Class S shares each represent an interest in the same assets of the respective Funds and are identical in all respects except that each class bears certain expenses related to the distribution of such shares and certain expenses related to transfer agency services. Class S shares of Money Market Fund are available exclusively to investors who maintain brokerage accounts with certain brokers who offer shares of Money Market Fund as part of a sweep account arrangement. Class S shares of Money Market Fund are not subject to a sales charge on purchases, redemptions or reinvested dividends, nor are they subject to deferred sales charges or an exchange fee. The holders of Class A and Class B shares and, in the case of Money Market Fund, Class S shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Funds may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares. The Directors of the Corporation may classify and reclassify the shares of all Funds into additional classes of common stock at a future date.



         VOTING RIGHTS. Each shareholder of the Corporation is entitled to a full vote for each full share held (and fractional votes for fractional shares). Shareholders of each series or class vote separately from other shareholders of the Corporation with respect to all matters which affect solely the interests of that series or class. After Directors have been elected by shareholders, they will continue to serve indefinitely and they may appoint their own successors, provided that always at least a majority of the Directors have been elected by the Corporation's shareholders. The voting rights of stockholders are not cumulative, so that the holders of more than 50 percent of the shares voting can, if they choose, elect all Directors being selected, while the holders of the remaining shares would be unable to elect any Directors. It is the intention of the Corporation not to hold annual meetings of shareholders. The Directors may call annual or special meetings of shareholders of the Corporation or any class of a series for action by shareholder vote as may be required by the Investment Company Act of 1940. Pursuant to an undertaking to the Securities and Exchange Commission, the Corporation will call a meeting of shareholders for any purpose, including voting to remove one or more Directors, on the written request of the holders of at least 10% of the outstanding shares of the Corporation. The Funds, under certain circumstances, will assist shareholders with communications including shareholder proposals.


         DIRECTOR AND OFFICER LIABILITY. Under the Corporation's Articles of Incorporation and the Maryland General Corporation Law, the directors, officers, employees and agents of the Corporation are entitled to indemnification under certain circumstances against liabilities, claims and expenses arising from any threatened, pending or completed action, suit or proceeding to which they are made parties by reason of the fact that they are or were such directors, officers, employees or agents of the Corporation except as such liability may arise from their own bad faith, willful misfeasance, gross negligence or reckless disregard of duties.

         The Corporation is not required to issue stock certificates. The Corporation shall continue without limitation of time subject to the provisions in the Articles of Incorporation concerning termination by action of the shareholders.

TAX STATUS

         Each Fund is treated as a separate entity for accounting and tax purposes. Each Fund has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Code, and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each Fund will not be subject to Federal income tax on taxable income (including net realized capital gains) which is distributed to shareholders at least annually in accordance with the timing requirements of the Code.

         Each Fund will be subject to a 4% non-deductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

         Distributions from a Fund's current or accumulated earnings and profits ("E&P"), as computed for Federal income tax purposes, will be taxable as described in such Fund's Prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in Fund shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

         Distributions of tax-exempt interest ("exempt-interest dividends") timely designated as such by High Yield Tax-Free Fund will be treated as tax-exempt interest under the Code, provided that such Fund qualifies as a regulated investment company and at least 50% of the value of its assets at the end of each quarter of its taxable year is invested in tax-exempt obligations. Shareholders are required to report their receipt of tax-exempt interest, including such distributions, on their Federal income tax returns. The portion of High Yield Tax-Free Fund's distributions designated as exempt-interest dividends may differ from the actual percentage that its tax-exempt income comprised of its total income during the period of any particular shareholder's investment. High Yield Tax-Free Fund will report to shareholders the amount designated as exempt-interest dividends for each year.

         Interest income from certain types of tax-exempt bonds that are private activity bonds in which High Yield Tax-Free Fund may invest is treated as an item of tax preference for purposes of the Federal alternative minimum tax. To the extent that High Yield Tax-Free Fund invests in these types of tax-exempt bonds, shareholders will be required to treat as an item of tax preference for Federal alternative minimum purposes that part of such Fund's exempt-interest dividends which is derived from interest on these tax-exempt bonds. Exempt-interest dividends derived from interest income from all tax-exempt bonds may be included in corporate "adjusted current earnings" for purposes of computing the alternative minimum tax liability, if any, of corporate shareholders of High Yield Tax-Free Fund.

         If Global Resources Fund or Emerging Growth Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), that Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that is permitted to acquire stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

         Foreign exchange gains and losses realized by Emerging Growth Fund, Global Resources Fund, Government Income Fund or High Yield Bond Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes, may increase the amount of gain it is deemed to recognize from the sale of certain investments held for less than three months, which gain is limited under the Code to less than 30% of its annual gross income, and could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income. Income from investments in commodities, such as gold and certain related derivative instruments, is also not treated as qualifying income under this test. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed a Fund's investment company taxable income computed without regard to such loss but after considering the post-October loss regulations (i.e., all of the Fund's net income other than any excess of net long-term capital gain over net short-term capital loss) the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

         Global Resources Fund, Emerging Growth Fund, Government Income Fund and High Yield Bond Fund may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits or deductions with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the value of a Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received by them, and (ii) treat such respective pro rata portions as foreign income taxes paid by them. Global Resources Fund or Emerging Growth Fund may, but the other Funds probably will not satisfy this 50% requirement.

         If a Fund makes this election, shareholders may then deduct such pro rata portions of foreign income taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. Federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign income taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year that a Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country. A Fund that cannot or does not make this election may deduct such taxes in computing its taxable income.

         The amount of a Fund's net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of such Fund to dispose of portfolio securities or enter into options or futures transactions that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or, in the case of Global Resources Fund and Emerging Growth Fund, to undistributed taxable income of the Fund. Consequently, subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

         Upon a redemption of shares of a Fund (including by exercise of the exchange privilege) a shareholder may realize a taxable gain or loss depending upon his basis in his shares, except that a redemption of shares of Money Market Fund may not result in a gain or loss if the Fund always successfully maintains a constant net asset value per share, although a loss may still arise if a CDSC is paid. Any gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's tax holding period for the shares. A sales charge paid in purchasing Class A shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Such disregarded load will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to an election to reinvest dividends in additional shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be disallowed (in the case of High Yield Tax-Free Fund) to the extent of all exempt-interest dividends paid with respect to such shares and, if not thus disallowed, will (in the case of any Fund) be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

         Although its present intention is to distribute all net capital gains, if any, each Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Funds will not in any event distribute net long-term capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain income in his return for his taxable year in which the last day of such Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by such Fund, and (c) be entitled to increase the adjusted tax basis for his shares in such Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

         For Federal income tax purposes, each Fund is generally permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the applicable Fund and, as noted above, would not be distributed as such to shareholders. As of October 31, 1994, Emerging Growth Fund had capital loss carryforwards of $17,163,122, of which $1,477,890 will expire in 1996, $177,369 will expire in 1998, $2,304,137 will expire in 2000, $4,446,419 will expire in 2001 and $8,817,307 will expire in 2002. As of October 31, 1994, Global Resources Fund had capital loss carryforwards of $106,861, of which $16,520 will expire in 2000 and $90,341 will expire in 2002. As of December 31, 1994, Government Income Fund, High Yield Bond Fund and High Yield Tax-Free Fund had capital loss carryforwards of $15,347,195, $9,184,252 and $2,785,979, respectively, all of which will expire in 2002.

         Interest on indebtedness incurred by a shareholder to purchase or carry shares of High Yield Tax-Free Fund will not be deductible for Federal income tax purposes to the extent it is deemed related to exempt-interest dividends paid by such Fund. Pursuant to published guidelines, the Internal Revenue Service may deem indebtedness to have been incurred for the purpose of purchasing or carrying shares of this Fund even though the borrowed funds may not be directly traceable to the purchase of shares.

         For purposes of the dividends-received deduction available to corporations, dividends received by a Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) and distributed and designated by the Fund may be treated as qualifying dividends. Only Emerging Growth Fund or Global Resources Fund may sometimes have any significant portion of its distributions treated as qualifying dividends. Corporate shareholders must meet the minimum holding period requirement stated above (46 or 91 days) with respect to their shares of the applicable Fund in order to qualify for the deduction and, if they borrow to acquire such shares, may be denied a portion of the dividends-received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

         Each Fund that invests in certain PIKs, zero coupon securities or certain increasing rate securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in income currently) must accrue income on such investments prior to the receipt of the corresponding cash payments. However, each Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid Federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.



         Investments in debt obligations that are at risk of or are in default present special tax issues for any Fund that may hold such obligations, such as High Yield Bond Fund and High Yield Tax-Free Fund. Tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by any Fund that may hold such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to Federal income or excise tax.


         Limitations imposed by the Code on regulated investment companies like the Funds may restrict a Fund's ability to enter into futures, options and currency forward transactions.

         Certain options, futures and forward foreign currency transactions undertaken by a Fund may cause such Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain currency forwards, options and futures, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Also, certain of a Fund's losses on its transactions involving options, futures and forward foreign currency contracts and/or offsetting portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. These transactions may therefore affect the amount, timing and character of a Fund's distributions to shareholders. Certain of the applicable tax rules may be modified if the Fund is eligible and chooses to make one or more of certain tax elections that may be available. The Funds will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.

         Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

         The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

         Non-U.S. investors not engaged in a U.S. trade or business with which their investment in a Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Funds.

         Provided that each Fund qualifies as a regulated investment company under the Code, it will not be required to pay any Massachusetts income, corporate excise or franchise taxes.

CALCULATION OF PERFORMANCE


         YIELD (EXCEPT FOR THE MONEY MARKET FUND). For the 30-day period ended April 30, 1995, the yields of (a) High Yield Bond Fund's Class A and Class B shares were 9.92% and 9.66%, respectively, (b) High Yield Tax-Free Fund's Class A and Class B shares were 5.76% and 5.25%, respectively and (c) Government Income Fund's Class A and Class B shares were 6.40% and 6.05%, respectively. The performance of High Yield Bond Fund's Class A and Class B shares quoted (1) partially reflects an increase due to significant declines in prices of certain bonds held in the Fund's portfolio due to current adverse market conditions and
(2) may not reflect the actual income stream investors can expect if portfolio issuers experience financial difficulties. For a thorough explanation, investors may obtain further information from their broker.



         Each Fund's yield (except for Money Market Fund) is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge) on the last day of the period, according to the following standard formula:


Yield  =  2       ((a-b + 1 )6  -1)
                     ---
                     cd

 Where:


         a = dividends and interest earned during the period.



         b = net expenses accrued during the period.



         c = the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.



         d = the maximum offering price per share on the last day of the period
             (NAV where applicable).



         High Yield Tax-Free Fund may advertise a tax-equivalent yield, which is computed by dividing that portion of the yield of that Fund which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax-equivalent yields for the High Yield Tax-Free Fund's Class A and Class B Shares at the 36% federal income tax rate for the 30-day period ended April 30, 1995 were 9.00% and 8.20%, respectively.

         MONEY MARKET FUND YIELD. For the purposes of calculating yield for both classes of Money Market Fund, daily income per share consists of interest and discount earned on the Fund's investments less provision for amortization of premiums and applicable expenses, divided by the number of shares outstanding, but does not include realized or unrealized appreciation or depreciation.

         In any case in which the Fund reports its annualized yield, it will also furnish information as to the average portfolio maturities of the Fund. It will also report any material effect of realized gains or losses or unrealized appreciation on dividends which have been excluded from the computation of yield.

         Yield calculations are based on the value of a hypothetical preexisting account with exactly one share at the beginning of the seven day period. Yield is computed by determining the net change in the value of the account during the base period and dividing the net change by the value of the account at the beginning of the base period to obtain the base period return. Base period is multiplied by 365/7 and the resulting figure is carried to the nearest 100th of a percent. Net change in account value during the base period includes dividends declared on the original share, dividends declared on any shares purchased with dividends of that share and any account or sales charges that would affect an account of average size, but excludes any capital changes.

         Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

         EFFECTIVE YIELD = ((BASE PERIOD RETURN + 1)365/7)-1

         The yield of the Fund is not fixed or guaranteed. Yield quotations should not be considered to be representations of yield of the Fund for any period in the future. The yield of the Fund is a function of available interest rates on money market instruments, which can be expected to fluctuate, as well as of the quality, maturity and types of portfolio instruments held by the Fund and of changes in operating expenses. The Fund's yield may be affected if, through net sales of its shares, there is a net investment of new money in the Fund which the Fund invests at interest rates different from that being earned on current portfolio instruments. Yield could also vary if the Fund experiences net redemptions, which may require the disposition of some of the Fund's current portfolio instruments.

         TOTAL RETURN. Each Fund's total return is computed by finding the average annual compounded rate of return over the 1-year, 5-year, and 10-year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                  P(1+T)n = ERV


         P = a hypothetical initial payment of $1,000.



         T = average annual total return.



         n = number of years.

         ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1-year and life-of-fund periods.


         In the case of Class A shares or Class B shares, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period. This calculation also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of a Fund during the period stated by the maximum offering price or net asset value at the end of the period.


         The total return in the case of Class B shares of each Fund is calculated by determining the net asset value of all shares held at the end of the period for each share held from the beginning of the period (assuming reinvestment of all dividends and distributions at net asset value during the period and the deduction of any applicable contingent deferred sales charge as if the shares were redeemed at the end of the period), subtracting the maximum offering price per share (net asset value per share) at the beginning of such period and then dividing the result by the maximum offering price per share (net asset value per share) at the beginning of the same period. Total return for Class A shares of each of Emerging Growth Fund, Global Resources Fund, Government Income Fund, High Yield Bond Fund and High Yield Tax-Free Fund is calculated in the same manner except the maximum offering price reflects the deduction of the maximum initial sales charge and the redemption value is at net asset value.


         In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's maximum sales charge on Class A shares or the CDSC on Class B shares into account. A Fund's "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the stated period by the maximum offering price or net asset value at the end of the period. Excluding a Fund's sales charge on Class A shares and the CDSC on Class B shares from a total return calculation produces a higher total return figure.

         From time to time, in reports and promotional literature, a Fund's yield and total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc.'s "Lipper--Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on approximately 1,700 fixed income mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.


         Performance rankings and ratings reported periodically in national financial publications such as MONEY MAGAZINE, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S, etc. will also be utilized. A Fund's promotional and sales literature may make reference to the Fund's "beta." Beta reflects the market-related risk of the Fund by showing how responsive the Fund is to the market.


         The performance of a Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of a Fund for any period in the future. The performance of a Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease a Fund's performance.

BROKERAGE ALLOCATION

         Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser and officers of the Corporation pursuant to recommendations made by its investment committee, which consists of officers and directors of the Adviser and affiliates and officers and Directors who are interested persons of the Funds. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Investments in debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on such transactions.

         Each Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the NASD and other policies that the Directors may determine, the Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute a Fund's portfolio transactions.

         Purchase of securities for Government Income Fund, High Yield Bond Fund and High Yield Tax-Free Fund are normally principal transactions made directly from the issuer or from an underwriter or market maker for which no brokerage commissions are usually paid. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases and sales from dealers serving as market makers will usually include a mark up or mark down. Purchases and sales of options and futures will be effected through brokers who charge a commission for their services and are reflected in amounts for Government Income Fund and High Yield Bond Fund below.

         To the extent consistent with the foregoing, each Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Funds. The Funds will make no commitments to allocate portfolio transactions upon any prescribed basis. While the Corporation's officers will be primarily responsible for the allocation of each Fund's brokerage business, their policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Directors.

         Brokerage commissions of those Funds which pay such commissions for their respective reporting periods, as follows, amounted to:

         EMERGING GROWTH FUND - (a) $318,023 for the fiscal year ended October 31, 1994; (b) $330,454 for the fiscal year ended October 31, 1993; and
         (c) $182,533 for the fiscal year ended October 31, 1992.

         GLOBAL RESOURCES FUND - (a) $148,469 for the fiscal year ended October 31, 1994; (b) $54,463 for the fiscal year ended October 31, 1993; and
         (c) $29,204 for the fiscal year ended October 31, 1992.

         GOVERNMENT INCOME FUND - (a) $96,931 for the fiscal year ended October 31, 1994; (b) $254,859 for the fiscal year ended October 31, 1993; and
         (c) $140,463 for the fiscal year ended October 31, 1992.

         HIGH YIELD BOND FUND - (a) $2,320 for the fiscal year ended October 31, 1994; (b) $13,050 for the fiscal year ended October 31, 1993; and (c) $0 for the fiscal year ended October 31, 1992.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Directors that the price is reasonable in light of the services provided and to policies that the Directors may adopt from time to time. During the fiscal year ended October 31, 1994, the Funds did not pay commissions as compensation to any brokers for research services such as industry, economic and company reviews and evaluations of securities.

         The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Freedom Securities Corporation and its subsidiaries, three of which, Tucker Anthony Incorporated ("Tucker Anthony") John Hancock Distributors, Inc. ("John Hancock Distributors") and Sutro & Company, Inc. ("Sutro"), are broker-dealers ("Affiliated Brokers"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Tucker Anthony, Sutro or John Hancock Distributors. During the year ended October 31, 1994, the Fund did not execute any portfolio transactions with then affiliated brokers.

         Any of the Affiliated Brokers may act as broker for a Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Directors pursuant to the 1940 Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Directors believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as a clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to a Fund as determined by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Funds, the Adviser or the Affiliated Brokers. Because the Adviser, which is affiliated with the Affiliated Brokers, has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Brokers as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria. The Funds will not effect principal transactions with Affiliated Brokers. The Funds may, however, purchase securities from other members of underwriting syndicates of which Tucker Anthony and Sutro are members, but only in accordance with the policy set forth above and procedures adopted and reviewed periodically by the Directors.

         Brokerage or other transactions costs of a Fund are generally commensurate with the rate of portfolio activity. The portfolio turnover rates for each of the following Funds for (a) the fiscal year ended October 31, 1994 and (b) the fiscal year ending October 31, 1993 were:

         EMERGING GROWTH FUND - (a) 25% and (b) 29%.

         GLOBAL RESOURCES FUND - (a) 96% and (b) 83%.

         GOVERNMENT INCOME FUND - (a) 92% and (b) 138%.

         HIGH YIELD BOND FUND - (a) 153%* and (b) 204%*.

         HIGH YIELD TAX-FREE FUND - (a) 62% and (b) 100%.

* Higher turnover rates were due to volatile market conditions.

TRANSFER AGENT SERVICES

         John Hancock Investor Services Corporation, P.O. Box 9116, Boston, MA 02205-9116, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Funds. Emerging Growth Fund and Global Resources Fund pay Investor Services monthly a transfer agent fee equal to $16 per account for the Class A Shares and $18.50 per account for the Class B shares on an annual basis, plus out-of-pocket expenses. Government Income Fund and High Yield Bond Fund pay Investor Services monthly a transfer agent fee equal to $20 per account for the Class A shares and $22.50 per account for the Class B shares on an annual basis, plus out-of-pocket expenses. High Yield Tax-Free Fund pays Investor Services monthly a transfer agent fee of $19 per account for the Class A shares and $21.50 per account for the Class B shares on an annual basis, plus out-of-pocket expenses. Money Market Fund pays Investor Services monthly a transfer agent fee of $25 per account for the Class A shares and $27 per account for the Class B shares on an annual basis, plus out-of-pocket expenses.

 CUSTODY OF PORTFOLIO


         Effective September 30, 1995, portfolio securities of the Funds are held pursuant to a custodian agreement between the Corporation and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Prior to such date, portfolio securities of the Funds were held pursuant to a custodian agreement between the Corporation and Investors Bank & Trust Company, 24 Federal Street, Boston, Massachusetts. Under the custodian agreement, the custodian performs custody, portfolio and fund accounting services.


INDEPENDENT AUDITORS


         The independent auditors of the Funds are Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116. The independent auditors audit and render an opinion on the Funds' annual financial statements and review the Funds' annual income tax returns. The financial statements of the Funds included in the Prospectuses and this Statement of Additional Information have been audited by Ernst & Young LLP for the periods indicated in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                   APPENDIX A

                      CORPORATE AND TAX-EXEMPT BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S)

         AAA, AA, A AND BAA - Tax-exempt bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to bonds that are of "high quality by all standards," but long-term risks appear somewhat larger than Aaa rated bonds. The Aaa and Aa rated bonds are generally known as "high grade bonds." The foregoing ratings for tax-exempt bonds are rated conditionally. Bonds for which the security depends upon the completion of some act or upon the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Such conditional ratings denote the probable credit stature upon completion of construction or elimination of the basis of the condition. Bonds rated A are considered as upper medium grade obligations. Principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa are considered a medium grade obligations; i.e., they are neither highly protected or poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

STANDARD & POOR'S RATINGS GROUP ("S&P")

         AAA, AA, A AND BBB - Bonds rated AAA bear the highest rating assigned to debt obligations, which indicates an extremely strong capacity to pay principal and interest. Bonds rated AA are considered "high grade," are only slightly less marked than those of AAA ratings and have the second strongest capacity for payment of debt service. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat susceptible to the adverse effects of changes in circumstances and economic conditions. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. Although a provisional rating addresses credit quality subsequent to completion of the project, it makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Bonds rated BBB are regarded as having an adequate capacity to repay principal and pay interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in the A category.

FITCH INVESTORS SERVICE ("FITCH")

         AAA, AA, A, BBB - Bonds rated AAA are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue. Bonds rated A are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

                             TAX-EXEMPT NOTE RATINGS

         MOODY'S - MIG-1 AND MIG-2. Notes rated MIG-1 are judged to be of the best quality, enjoying strong protection from established cash flow or funds for their services or from established and broad-based access to the market for refinancing or both. Notes rated MIG-2 are judged to be of high quality with ample margins of protection, though not as large as MIG-1.

         S&P - SP-1 AND SP-2. SP-1 denotes a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation (SP-1+). SP-2 denotes a satisfactory capacity to pay principal and interest.

         FITCH - FIN-1 AND FIN-2. Notes assigned FIN-1 are regarded as having the strongest degree of assurance for timely payment. A plus symbol may be used to indicate relative standing. Notes assigned FIN-2 reflect a degree of assurance for timely payment only slightly less in degree than the highest category.

                CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

         MOODY'S - Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Prime-1, indicates highest quality repayment capacity of rated issue and Prime-2 indicates higher quality.

         S&P - Commercial Paper ratings are a current assessment of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Issues rated A have the greatest capacity for a timely payment and the designation 1, 2 and 3 indicates the relative degree of safety. Issues rated "A-1+" are those with an "overwhelming degree of credit protection."

         FITCH - Commercial Paper ratings reflect current appraisal of the degree of assurance of timely payment. F-1 issues are regarded as having the strongest degree of assurance for timely payment. (+) is used to designate the relative position of an issuer within the rating category. F-2 issues reflect an assurance of timely payment only slightly less in degree than the strongest issues. The symbol (LOC) may follow either category and indicates that a letter of credit issued by a commercial bank is attached to the commercial paper note.

         OTHER CONSIDERATIONS - The ratings of S&P, Moody's, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.

                              FINANCIAL STATEMENTS

                          MONEY MARKET FUND B

                        STATEMENT OF NET ASSETS
October 31, 1994
                                           FACE
ISSUER                                    AMOUNT          VALUE
-------------------------------------------------------------------
COMMERCIAL PAPER  -  69.04%
---------------------------
BUSINESS CREDIT
INSTITUTIONS  -  8.56%
Chevron Oil Finance Co.
  5.050% due 11/08/94 ..............    $3,000,000      $ 2,997,054
Coca-Cola Financial Corp.
  4.850% due 11/14/94 ..............     2,000,000        1,996,497
                                                        -----------
                                                          4,993,551
CONSUMER CYCLICALS  -  8.55%
Toys "R" Us, Inc.
  4.880% due 11/29/94 ..............     2,500,000        2,490,511
Wal-Mart Stores, Inc.
  4.750% due 11/02/94 ..............     2,500,000        2,499,670
                                                        -----------
                                                          4,990,181
CONSUMER GOODS &
SERVICES  -  11.72%
Cargill Inc.
  4.950% to 4.960% due
   11/07/94 ........................     3,000,000        2,997,523
Coca Cola Co.
  4.770% to 5.050% due
   11/04/94 to 11/18/94 ............       993,000          991,703
Hershey Foods Corp.
  4.800% due 11/01/94 ..............     2,000,000        2,000,000
Procter & Gamble Co.
  5.000% due 11/01/94 ..............       850,000          850,000
                                                        -----------
                                                          6,839,226

FINANCIAL SERVICES  -  5.13%
General Electric Capital Corp.
  4.880% to 4.970% due
   11/04/94 to 12/05/94 ............     3,000,000        2,994,563

HEALTH CARE  -  10.08%
Abbott Laboratories
  4.800% to 4.950% due
   11/22/94 to 12/06/94 ............     2,500,000        2,489,981
Schering Corp.
  4.750% to 4.800% due
   11/02/94 to 12/15/94.............     2,400,000        2,397,389
Warner-Lambert Co.
  4.870% due 11/28/94...............     1,000,000          996,348
                                                        -----------
                                                          5,883,718
INDUSTRIAL  -  3.43%
Donnelley (R.R.) & Sons Co.
  4.980% due 11/03/94 ..............     1,000,000          999,723
E.I. duPont deNemours & Co.
  4.920% due 11/03/94 ..............     1,000,000          999,727
                                                        -----------
                                                          1,999,450
TECHNOLOGY-RELATED  -  15.18%
American Telephone &
    Telegraph Co.
  4.800% to 5.280% due
   11/18/94 to 01/03/95..............    1,995,000        1,982,734
Bellsouth
    Telecommunications Inc.
  4.850% to 4.950% due
   11/16/94 to 11/23/94 .............    2,395,000        2,388,258
Motorola, Inc.
  4.880% due 11/14/94 ...............    2,500,000        2,495,594
Raytheon Co.
  4.850% due 11/21/94 ...............    2,000,000        1,994,611
                                                        -----------
                                                          8,861,197
UTILITIES  -  6.39%
Laclede Gas Co.
  4.920% due 11/09/94 ...............    2,000,000        1,997,813
Madison Gas & Electric Co.
  4.850% to 4.950% due
   11/15/94 to 11/21/94 .............    1,739,000        1,734,793
                                                        -----------
                                                          3,732,606
                                                        -----------
TOTAL COMMERCIAL PAPER
(Cost $40,294,492) ..................                    40,294,492


                        STATEMENT OF NET ASSETS

Continued

                                           FACE
ISSUER                                    AMOUNT          VALUE
-------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
----------------------
OBLIGATIONS  -  31.21%
----------------------
FEDERAL FARM CREDIT
BANK  -  4.16%
  3.500% to 5.410% due
   11/15/94 to 04/13/95 .............   2,445,000         2,428,712

FEDERAL HOME LOAN
BANK  -  5.94%
  4.900% to 5.630% due
   11/04/94 to 03/30/95 .............   3,495,000         3,463,629

FEDERAL HOME LOAN
MORTGAGE
CORPORATION  -  6.15%
  3.960% to 5.570% due
   11/03/94 to 05/22/95 .............   3,615,000         3,590,533

FEDERAL NATIONAL MORTGAGE
ASSOCIATION  -  14.96%
  4.650% to 5.220% due
   11/10/94 to 03/20/95 .............   8,780,000         8,733,278
                                                        -----------

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS
(Cost $18,216,152) ..................                    18,216,152
                                                        -----------

TOTAL INVESTMENTS  -  100.25%
(Cost $58,510,644) ..................                    58,510,644

CASH AND OTHER ASSETS,
LESS LIABILITIES  -  (0.25)% ........                      (145,055)
                                                        -----------
NET ASSETS, at value,
equivalent to $1.00 per
share for 58,365,589
shares ($.01 par value)
of capital stock
outstanding  -   100.00% ............                   $58,365,589
                                                        ===========

See Notes to Financial Statements.

                  STATEMENT OF OPERATIONS / STATEMENTS OF CHANGES IN NET ASSETS

STATEMENT OF OPERATIONS
Year Ended October 31, 1994
INVESTMENT INCOME
Interest .........................             $1,725,382

EXPENSES
Distribution expenses ............   $428,177
Management fees ..................    214,088
Transfer agent fees ..............     93,330
Administrative service fees ......     46,621
Registration fees ................     35,616
Shareholder reports ..............     19,295
Directors' fees and expenses .....     16,553
Custodian fees ...................     15,692
Audit and legal fees .............      9,221
Miscellaneous ....................      4,582     883,175
                                     --------  ----------
NET INVESTMENT INCOME ............             $  842,207
                                               ==========

STATEMENTS OF CHANGES IN NET ASSETS
                                   YEAR ENDED OCTOBER 31,
                                ---------------------------
                                    1994            1993
                                -----------     -----------
OPERATIONS
Net investment income ......    $   842,207     $   242,168

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income ......       (842,207)       (242,168)

CAPITAL SHARE
TRANSACTIONS
Increase in capital shares
  outstanding ..............     26,819,423          65,794
                                -----------     -----------
Increase in net assets .....     26,819,423          65,794

NET ASSETS
Beginning of year ..........     31,546,166      31,480,372
                                -----------     -----------
End of year ................    $58,365,589     $31,546,166
                                ===========     ===========

                                        5

See Notes to Financial Statements.

                                              FINANCIAL HIGHLIGHTS

                                                                                YEAR ENDED OCTOBER 31,
                                                                ---------------------------------------------------
                                                                  1994       1993       1992       1991       1990
                                                                -------    -------    -------    -------    -------
Per share income and capital changes for a share outstanding during each year:
Net asset value, beginning of year ..........................   $  1.00    $  1.00    $  1.00    $  1.00    $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income .......................................     0.018      0.009      0.017      0.045      0.061

LESS DISTRIBUTIONS
Dividends from net investment income ........................    (0.018)    (0.009)    (0.017)    (0.045)    (0.061)
                                                                -------    -------    -------    -------    -------
Net asset value, end of year ................................   $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                                =======    =======    =======    =======    =======
Total Return(1) .............................................      1.87%      0.85%      1.73%      4.61%      6.30%
                                                                =======    =======    =======    =======    =======

RATIOS AND SUPPLEMENTAL DATA
Ratio of expenses to average net assets .....................      2.06%      2.44%      2.47%      2.23%      2.31%
Ratio of expense reimbursement to average net assets ........         -          -          -      (0.12)%    (0.15)%
                                                                -------    -------    -------    -------    -------
Ratio of net expenses to average net assets .................      2.06%      2.44%      2.47%      2.11%      2.16%
                                                                =======    =======    =======    =======    =======
Ratio of net investment income to average net assets ........      1.97%      0.85%      1.69%      4.45%      6.11%
Net Assets, end of year (in thousands) ......................   $58,366    $31,546    $31,480    $20,763    $21,099

(1) Total return does not include the effect of the contingent deferred sales charge.



See Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS

October 31, 1994

NOTE A  -  SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series, Inc. (the "Issuer"), formerly Transamerica Special Series, Inc., is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Issuer operates as a series fund, currently issuing six series of shares. On May 20, 1994, the shareholders of the Issuer approved changes to the name of the Issuer and to the names of each of the series of the Issuer. These changes became effective on June 15, 1994.
        Transamerica Money Market Fund B (the "Fund"), formerly Transamerica Special Money Market Fund, is one of the series of the Issuer. The Fund made its initial offering of shares to the public on October 26, 1987. The following is a summary of significant accounting policies consistently followed by the Fund.
        (1) The Fund values its investment securities at amortized cost (original cost plus amortized discount or accrued interest).
        (2) With respect to U.S. government and U.S. government agency securities in which the Fund may invest, only U.S. Treasury and Government National Mortgage Association (GNMA) issues are backed by the full faith and credit of the U.S. government. All other government issues are backed by the issuing agencies and their general ability to borrow from the U.S. government.
        (3) Security transactions are accounted for on the trade date. Interest income is accrued daily. The identified cost of securities at October 31, 1994 is the same for both financial reporting and federal income tax purposes.
        (4) Distributions of the Fund are computed daily and reinvested in Fund shares or paid to shareholders monthly. Income distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions payable to shareholders at October 31, 1994 were $9,668.
        (5) No provision for federal income taxes has been made since it is the Fund's intention to distribute all of its taxable income and profits to its shareholders and to comply with the requirements applicable to regulated investment companies and the minimum distribution requirements of the Internal Revenue Code.
        (6) The Fund reports custodian fees net of credits and charges resulting from cash positions in the custodial accounts greater than or less than the amounts required to settle portfolio transactions. For the year ended October 31, 1994, these amounts were $1,375 and $1,558, respectively.

NOTE B  -  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's management fee is payable monthly to Transamerica Fund Management
Company (the "Investment Adviser") and is calculated based on the following schedule:

                AVERAGE DAILY
                 NET ASSETS
               (in millions)   ANNUAL RATE
               -------------   -----------
                First $500       0.500%
                Next $250        0.425%
                Next $250        0.375%
                Next $500        0.350%
                Next $500        0.325%
                Next $500        0.300%
                Over $2,500      0.275%

        At October 31, 1994, the management fee payable to the Investment Adviser was $25,029.
        The Investment Adviser provides administrative services to the Fund pursuant to an administrative service agreement. During the year ended October 31, 1994, the Fund paid or accrued $36,221 to the Investment Adviser for these services, of which $3,326 was payable at October 31, 1994.
        The Fund paid no compensation directly to any officer. Certain officers and a director of the Issuer are affiliated with the Investment Adviser.
        During the year ended October 31, 1994, the Fund paid legal fees of $799 to Baker & Botts. A partner with Baker & Botts is an officer of the Issuer.

NOTE C  -  PLAN OF DISTRIBUTION

Pursuant to Rule 12b-1 of the Investment Company Act of 1940, the Fund is authorized to finance activities related to the distribution of its shares. The distribution plan, together with the contingent deferred sales charge, complies with the regulations covering maximum sales charges assessed by mutual funds distributed through securities dealers that are NASD members.
        The plan permits payments to Transamerica Fund Distributors, Inc. (the "Distributor"), an affiliate of the Investment Adviser and principal underwriter of the Fund, of up to 0.25% annually of average daily net assets for certain distribution costs such as service fees paid to dealers, production and distribution of prospectuses to prospective investors, services provided to new and existing shareholders and other distribution related activities. During the year ended

                         NOTES TO FINANCIAL STATEMENTS


Continued


NOTE C  (Continued)

October 31, 1994, payments made to the Distributor of $107,432 or 0.25% were related to the above activities.

        The plan also permits reimbursement to the Distributor up to 0.75% annually of average daily net assets for costs related to compensation paid to securities dealers, in place of an initial sales charge to investors. These costs are based upon a commission payment charge of 5% of the value of shares sold (excluding shares acquired through reinvestment), reduced by the amount of contingent deferred sales charges (CDSC) that have been received by the Distributor on redemptions of shares. These costs also include a charge of interest (carrying charge) at an annual rate of 1% over the prevailing prime rate to the extent cumulative commission payment charges, plus any previous carrying charges, less CDSC received by the Distributor, have not been paid in full by the Fund. For the year ended October 31, 1994, the Fund reimbursed the Distributor $320,745 or 0.75% for such costs. For the year ended October 31, 1994, the Distributor received $343,829 in CDSC. At October 31, 1994, the balance of unrecovered costs was $1,233,281.

        At October 31, 1994, the Fund had $53,504 payable to the Distributor pursuant to the above distribution plan.

                      -----------------------------------

NOTE D  -  CAPITAL AND RELATED TRANSACTIONS

A summary of the capital stock transactions follows:
                                                                           YEAR ENDED OCTOBER 31,
                                                        ------------------------------------------------------------
                                                                   1994                            1993
                                                        ----------------------------    ----------------------------
                                                           SHARES        DOLLARS          SHARES          DOLLARS
                                                        ------------   -------------    ------------   -------------
Shares sold .........................................    237,416,247   $ 237,416,247     162,110,025   $ 162,110,025
Shares issued in reinvestment of distributions ......        683,416         683,416         208,860         208,860
Shares redeemed .....................................   (211,280,240)   (211,280,240)   (162,253,091)   (162,253,091)
                                                        ------------   -------------    ------------   -------------
Net increase in capital shares outstanding ..........     26,819,423   $  26,819,423          65,794   $      65,794
                                                        ============   =============    ============   =============

        At October 31, 1994, net assets were comprised of $58,365,589 in capital paid-in, representing 58,365,589 shares of Common Stock outstanding (150,000,000 shares authorized).

                        REPORT OF INDEPENDENT AUDITORS


Shareholders and Board of Directors
John Hancock Money Market Fund B,
  a series of John Hancock Series, Inc.

We have audited the accompanying statement of net assets of John Hancock Money Market Fund B, formerly Transamerica Money Market Fund B, a series of John Hancock Series, Inc., formerly Transamerica Series, Inc., as of October 31, 1994, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1994, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of John Hancock Money Market Fund B, a series of John Hancock Series, Inc., at October 31, 1994, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


                                                        /s/ Ernst & Young LLP


Houston, Texas
December 2, 1994

                             Financial Statements

                   John Hancock Funds - Money Market Fund B



STATEMENT OF ASSETS AND LIABILITIES
April 30, 1995 (Unaudited)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
ASSETS:
    Investments, in money market instruments,
    at value - Note C:
        Commercial paper (cost - $36,423,414)                       $36,423,414
        Negotiable bank certificates of deposit
        (cost - $4,000,089)..............................             4,000,089
        Bankers' acceptances (cost - $1,982,274)                      1,982,274
        Corporate interest-bearing obligations
        (cost - $992,740)................................               992,740
        U.S. government obligations (cost - $5,736,722)..             5,736,722
        Joint repurchase agreement (cost - $10,750,000)              10,750,000
                                                                    -----------
                                                                     59,885,239
      Cash...............................................                    68
      Interest receivable................................               209,416
      Miscellaneous assets...............................                13,767
                                                                    -----------

                           Total Assets..................            60,108,490
                           ----------------------------------------------------
Liabilities:
      Payable for investments purchased..................             3,500,000
      Payable to John Hancock Advisers, Inc. and
      affiliates - Note B................................                27,875
      Accounts payable and accrued expenses..............                58,488
                                                                    -----------
                           Total Liabilities.............             3,586,363
                           ----------------------------------------------------
Net Assets:
      Capital paid-in....................................            56,522,127
                                                                    -----------
                           Net Assets....................           $56,522,127
                           ====================================================

Net Asset Value, Offering Price and
Redemption Price Per Share:
    (based on 56,522,127 shares of beneficial
    interest outstanding - 150,000,000 shares
    authorized with $0.01 per share par value)...........           $      1.00
    ===========================================================================


THE STATEMENT OF ASSETS AND LIABILITIES IS THE FUND'S BALANCE SHEET AND SHOWS THE VALUE OF WHAT THE FUND OWNS, IS DUE AND OWES ON APRIL 30, 1995. YOU'LL ALSO FIND THE NET ASSET VALUE
AS OF THAT DATE.

THE STATEMENT OF OPERATIONS SUMMARIZES THE FUND'S INVESTMENT INCOME EARNED AND EXPENSES INCURRED IN OPERATING THE FUND.


STATEMENT OF OPERATIONS
Six months ended April 30, 1995 (Unaudited)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
INVESTMENT INCOME:
      Interest...........................................           $ 1,603,318
                                                                    -----------

      Expenses:
        Distribution/service fee - Note B................               275,387
        Investment management fee - Note B...............               137,693
        Transfer agent fee - Note B......................                52,718
        Registration and filing fees.....................                34,813
        Custodian fee....................................                30,526
        Auditing fee.....................................                14,530
        Printing.........................................                 6,789
        Trustees' fees...................................                 6,308
        Shareholder service fee..........................                 4,374
        Advisory board fee...............................                 2,207
        Legal fees.......................................                 1,976
        Miscellaneous....................................                 1,754
                                                                    -----------
                            Total Expenses...............               569,075
                            ---------------------------------------------------

                            Net Investment Income........             1,034,243
                            ===================================================

                            Net Increase in Net Assets
                            Resulting from Operations....           $ 1,034,243
                            ===================================================



                                              SEE NOTES TO FINANCIAL STATEMENTS.

                             Financial Statements
                   John Hancock Funds - Money Market Fund B



STATEMENT OF CHANGES IN NET ASSETS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                                               APRIL 30, 1995      OCTOBER 31,
                                                                                                (UNAUDITED)           1994
                                                                                              ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
      Net investment Income.........................................................          $    1,034,243     $       842,207
                                                                                              ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income ($0.0187 and $0.0180 per share, respectively)       (   1,034,243)     (      842,207)
                                                                                              ---------------    ---------------

FROM FUND SHARE TRANSACTIONS - Net*.................................................           (   1,843,462)         26,819,423
                                                                                              ---------------    ---------------

NET ASSETS:
      Beginning of period...........................................................               58,365,589         31,546,166
                                                                                              ---------------    ---------------
      End of period.................................................................          $    56,522,127    $    58,365,589
                                                                                              ===============    ===============

* ANALYSIS OF FUND SHARE TRANSACTIONS:

      Shares sold...................................................................          $   117,586,279    $   237,416,247
      Shares issued to shareholders in reinvestment of distributions................                  828,944            683,416
                                                                                              ---------------    ---------------
                                                                                                  118,415,223        238,099,663
      Less shares repurchased.......................................................            ( 120,258,685)    (  211,280,240)
                                                                                              ---------------    ---------------
      Net increase (decrease).......................................................          $(    1,843,462)   $    26,819,423
                                                                                              ===============    ===============





THE STATEMENT OF CHANGES IN NET ASSETS SHOWS HOW THE VALUE OF THE FUND'S NET ASSETS HAS CHANGED SINCE THE END OF THE PREVIOUS PERIOD. THE DIFFERENCE REFLECTS EARNINGS LESS EXPENSES, DISTRIBUTIONS PAID TO SHAREHOLDERS AND ANY INCREASE OR DECREASE IN MONEY SHAREHOLDERS INVESTED IN THE FUND. THE FOOTNOTE ILLUSTRATES THE NUMBER OF FUND SHARES SOLD, REINVESTED AND REDEEMED DURING THE LAST TWO PERIODS.

                    SEE NOTES TO FINANCIAL STATEMENTS.

                             Financial Statements

                   John Hancock Funds - Money Market Fund B


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are as follows:
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                                                        SIX MONTHS ENDED             YEAR ENDED OCTOBER 31,
                                                        APRIL 30, 1995(b) ------------------------------------------------
                                                           (UNAUDITED)    1994     1993       1992      1991        1990
                                                           ----------    ------   -------    -------   -------     -------
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period...............        $  1.00    $  1.00   $  1.00    $  1.00   $  1.00     $  1.00
                                                             -------    -------   -------    -------   -------     -------
  Net Investment Income..............................           0.02       0.02      0.01       0.02      0.05        0.06
  Less Distributions:
  Dividends from Net Investment Income...............          (0.02)     (0.02)    (0.01)     (0.02)    (0.05)      (0.06)
                                                             -------    -------   -------    -------   -------     -------
  Net Asset Value, End of Period ....................        $  1.00    $  1.00   $  1.00    $  1.00   $  1.00     $  1.00
                                                             =======    =======   =======    =======   =======     =======

  Total Investment Return at Net Asset Value.........           1.88%      1.87%     0.85%      1.73%     4.61%       6.30%
  Total Adjusted Investment Return at
    Net Asset Value (a)..............................          .....      .....     .....      .....      4.49%(c)    6.15%(c)

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000's omitted)..........        $56,522    $58,366   $31,546    $31,480   $20,763     $21,099
  Ratio of Expenses to Average Net Assets ...........           2.07%*     2.06%     2.44%      2.47%     2.11%       2.16%
  Ratio of Adjusted Expenses to Average Net Assets...          .....      .....     .....      .....      2.23%       2.31%
  Ratio of Net Investment Income to Average
    Net Assets (a)...................................           3.76%*     1.97%     0.85%      1.69%     4.57%       6.26%
  Ratio of Adjusted Net Investment Income to
    Average Net Assets (a)...........................          .....      .....     .....      .....      4.45%       6.11%


  * On an annualized basis.
(a) On an unreimbursed basis without expense reduction.
(b) On December 22, 1994 John Hancock Advisers, Inc. became the Investment Adviser of the Fund.
(c) Unaudited.




THE FINANCIAL HIGHLIGHTS SUMMARIZE THE IMPACT OF NET INVESTMENT INCOME AND DIVIDENDS ON A SINGLE SHARE FOR THE PERIOD INDICATED. ADDITIONALLY, IMPORTANT RELATIONSHIPS BETWEEN SOME ITEMS PRESENTED IN THE FINANCIAL STATEMENTS ARE EXPRESSED IN RATIO FORM.

                      SEE NOTES TO FINANCIAL STATEMENTS.

                             Financial Statements
                   John Hancock Funds - Money Market Fund B



SCHEDULE OF INVESTMENTS
April 30, 1995 (Unaudited)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

THE SCHEDULE OF INVESTMENTS IS A COMPLETE LIST OF ALL SECURITIES OWNED BY MONEY MARKET
FUND B ON APRIL 30, 1995. IT'S DIVIDED INTO SIX TYPES OF SHORT-TERM  INVESTMENTS. MOST
CATEGORIES OF SHORT-TERM INVESTMENTS ARE FURTHER BROKEN DOWN BY INDUSTRY GROUP.


                                                                                                          PAR VALUE
                                                                                    INTEREST  QUALITY      (000'S
ISSUER, DESCRIPTION                                                                   RATE    RATINGS*    OMITTED)       VALUE
-------------------                                                                 --------  --------    ---------      -----
COMMERCIAL PAPER
AUTOMOTIVE (5.08%)
Ford Motor Credit Co., 05-22-95..................................................    6.020%    Tier 1      $ 2,900    $ 2,870,903
                                                                                                                      -----------
BANKING (5.08%)
      Norwest Corp.,
      06-16-95...................................................................    6.000      Tier 1       2,900      2,871,000
                                                                                                                      -----------

BANKING - FOREIGN (0.37%)
      Deutsche Bank Financial, Inc.,
      05-01-95...................................................................    6.050      Tier 1         211        209,121
                                                                                                                      -----------

BROKER SERVICES (15.04%)
      Bear Stearns Cos., Inc.,
      06-20-95...................................................................    6.000      Tier 1       3,000      2,970,000
      Goldman Sachs Group, L.P.,
      06-01-95...................................................................    6.100      Tier 1       2,400      2,365,027
      Merrill Lynch & Co., Inc.,
      05-22-95...................................................................    6.030      Tier 1         300        296,985
      Merrill Lynch & Co., Inc.,
      06-12-95...................................................................    6.020      Tier 1       1,000        990,970
      Merrill Lynch & Co., Inc.,
      06-19-95...................................................................    6.010      Tier 1       1,900      1,880,968
                                                                                                                      -----------
                                                                                                                        8,503,950
                                                                                                                      -----------
FINANCE (3.51%)
      American Honda Finance Corp.,
      06-01-95...................................................................    6.050      Tier 1       2,000      1,981,178
                                                                                                                      -----------
INSURANCE (5.08%)
      American General Finance Corp.,
      06-12-95...................................................................    6.000      Tier 1       2,900      2,871,000
                                                                                                                      -----------
MORTGAGE BANKING (5.10%)
      Countrywide Funding Corp.,
      05-12-95...................................................................    6.040      Tier 1       2,900      2,885,403
                                                                                                                      -----------

                                            SEE NOTES TO FINANCIAL STATEMENTS.

                             Financial Statements
                   John Hancock Funds - Money Market Fund B


                                                                                                          PAR VALUE
                                                                                    INTEREST  QUALITY      (000'S
ISSUER, DESCRIPTION                                                                   RATE    RATINGS*    OMITTED)        VALUE
-------------------                                                                 --------  --------    ---------       -----
RETAIL STORES (10.18%)
      Dayton Hudson Corp.,
      06-16-95.....................................................................   6.020%    Tier 1      $ 2,900    $ 2,870,903
      Sears Roebuck Acceptance Corp.,
      05-12-95.....................................................................   6.000     Tier 1        2,900      2,885,500
                                                                                                                       -----------
                                                                                                                         5,756,403
                                                                                                                       -----------
TOBACCO (5.29%)
      Philip Morris Cos., Inc.,
      05-05-95.....................................................................   6.000     Tier         13,000      2,987,500
                                                                                                                       -----------
UTILITIES (9.71%)
      Pennsylvania Power & Light Co.,
      05-09-95.....................................................................   5.970     Tier 1        2,000      1,995,356
      Public Service Electric & Gas Co.,
      05-09-95.....................................................................   6.000     Tier 1        2,900      2,894,200
      U.S. West Communications, Inc.,
      05-02-95.....................................................................   6.000     Tier 1          600        597,400
                                                                                                                       -----------
                                                                                                                         5,486,956
                                                                                                                       -----------
                                                                                TOTAL COMMERCIAL PAPER
                                                                                    (Cost $36,423,414)      ( 64.44%)   36,423,414
                                                                                                            -------    -----------
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
U.S. BRANCHES OF FOREIGN BANKS (7.08%)
      Industrial Bank of Japan Ltd.,
      06-21-95.....................................................................   6.250     Tier 1        2,000      2,000,076
      Sanwa Bank Ltd.,
      05-25-95.....................................................................   6.040     Tier 1        2,000      2,000,013
                                                                                                                       -----------
                                                                                                                         4,000,089

                                                                                 TOTAL NEGOTIABLE BANK
                                                                               CERTIFICATES OF DEPOSIT
                                                                                     (Cost $4,000,089)      (  7.08%)    4,000,089
                                                                                                            -------    -----------
BANKERS' ACCEPTANCES
U.S. BRANCHES OF FOREIGN BANKS (3.51%)
      Bank of Tokyo Ltd.,
      06-05-95.....................................................................   6.020     Tier 1        2,000      1,982,274
                                                                                                                       -----------

                                                                            TOTAL BANKERS' ACCEPTANCES
                                                                                     (Cost $1,982,274)      (  3.51%)    1,982,274
                                                                                                            -------    -----------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                             Financial Statements
                   John Hancock Funds - Money Market Fund B



                                                                                                          PAR VALUE
                                                                                    INTEREST  QUALITY      (000'S
ISSUER, DESCRIPTION                                                                   RATE    RATINGS*    OMITTED)        VALUE
-------------------                                                                 --------  --------    ---------       -----
CORPORATE INTEREST-BEARING OBLIGATIONS
Finance (1.75%)
      General Electric Capital Corp.,
      11-15-95...................................................................     5.250%   Tier 1      $ 1,000     $   992,740
                                                                                                                       -----------
                                                                             TOTAL CORPORATE INTEREST
                                                                                  BEARING OBLIGATIONS
                                                                                      (Cost $992,740)       ( 1.75%)       992,740
                                                                                                           -------     -----------

U. S. GOVERNMENT OBLIGATIONS
Governmental - U. S. Agencies (10.15%)
      Federal Farm Credit Bank,
      08-01-95...................................................................     6.650    Tier 1        1,000       1,000,083
      Federal Farm Credit Bank,
      11-01-95...................................................................     6.100    Tier 1        3,500       3,500,000
      Federal Home Loan Mortgage Corp.,
      05-22-95...................................................................     7.438    Tier 1          250         241,684
      Federal National Mortgage Association,
      05-22-95...................................................................     6.340    Tier 1          485         473,128
      Federal National Mortgage Association,
      06-15-95...................................................................     6.549    Tier 1          540         521,827
                                                                                                                       -----------
                                                                                                                         5,736,722
                                                                                                                       -----------
                                                                    TOTAL U.S. GOVERNMENT OBLIGATIONS
                                                                                    (Cost $5,736,722)      ( 10.15%)     5,736,722
                                                                                                           -------     -----------
JOINT REPURCHASE AGREEMENT
      Investment in a joint repurchase agreement
      transaction with BT Securities Corp. -
      Dated 04-28-95, Due 05-01-95
      (secured by U.S. Treasury Bond,
      10.75% Due 08-15-05 and U.S.
      Treasury Note, 6.875% Due 10-31-96).............................                5.960                 10,750      10,750,000
                                                                                                           -------     -----------
                                                                     TOTAL JOINT REPURCHASE AGREEMENT      ( 19.02%)    10,750,000
                                                                                                           -------     -----------
                                                                                    TOTAL INVESTMENTS      (105.95%)   $59,885,239
                                                                                                           =======     ===========

*Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the U.S. Securities and Exchange
Commission, owned by the Fund.  The percentage shown for each investment category is the total value of that  category expressed as a percentage of total net assets of the Fund.


                                              SEE NOTES TO FINANCIAL STATEMENTS.

                         Notes to Financial Statements
                   John Hancock Funds - Money Market Fund B


(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES
John Hancock Series, Inc. (the "Trust") is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust consists of six series portfolios: John Hancock Money Market Fund B (the "Fund"), John Hancock Emerging Growth Fund, John Hancock Global Resources Fund, John Hancock High Yield Tax Free Fund, John Hancock High Yield Bond Fund and John Hancock Government Income Fund. The Trustees may authorize the creation of additional Funds from time to time to satisfy various investment objectives. Effective December 22, 1994 (see Note B), the Trust and Funds changed names by replacing the word Transamerica with John Hancock.

        Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS The Trustees have determined appropriate methods for valuing portfolio securities. Accordingly, portfolio securities are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest bearing notes is accrued daily and included in interest receivable.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis for both financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. It will not be subject to Federal income tax on taxable earnings which are distributed to shareholders.

DIVIDENDS The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day and distributed monthly.

NOTE B -
MANAGEMENT FEE, ADMINISTRATIVE
SERVICES AND TRANSACTIONS WITH AFFILIATES
AND OTHERS
On December 22, 1994, the Adviser became the investment adviser for the Fund with approval of the Trustees and shareholders of the Fund. The Fund's former investment manager was Transamerica Fund Management Company ("TFMC").

        Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.350% of the next
$500,000,000, (e) 0.325% of the next $500,000,000, (f) 0.300% of the next
$500,000,000 and (g) 0.275% of the Fund's average daily net asset value in excess of $2,500,000,000. This fee structure is consistent with the former agreement with TFMC. For the period ended April 30, 1995, the advisory fee earned by the Adviser and TFMC amounted to $87,082 and $50,611, respectively, resulting in a total fee of $137,693.

                         Notes to Financial Statements
                   John Hancock Funds - Money Market Fund B


        The Adviser and TFMC, for their respective periods, provided administrative services to the Fund pursuant to an administrative service agreement through January 16, 1995 on which day the agreement was terminated.

        In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000 and 1.5% of the remaining average daily net asset value.

        On December 22, 1994 John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser, became the principal underwriter of the Fund. Prior to this date, Transamerica Fund Distributors, Inc. ("TFD") served as the principal underwriter and distributor of the Fund.

        Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds, formerly TFD, and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended April 30, 1995, contingent deferred sales charges amounted to $302,060.

        In addition, to compensate JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments for distribution and service expenses which in total will not exceed on an annual basis 1.00% of the Fund's average daily net assets to reimburse for its distribution/service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. This fee structure and plan is similar to the former arrangement with TFD.

        The Board of Trustees approved a shareholder servicing agreement between the Fund and John Hancock Investor Services Corporation ("Investor Services"), a wholly owned subsidiary of The Berkeley Financial Group, for the period between December 22, 1994 and May 12, 1995, inclusive under which Investor Services processed telephone transactions on behalf of the Fund. As of May 15, 1995, the Fund entered into a full service transfer agent agreement with Investor Services. Prior to this date The Shareholder Services Group was the transfer agent. The Fund will pay Investor Services a fee based on transaction volume and number of shareholder accounts.

        A partner with Baker & Botts was an officer of the Trust until December 22, 1994. During the period ended April 30, 1995, legal fees paid to Baker & Botts amounted to $688.

        Mr. Edward J. Boudreau, Jr. is a director and officer of the Adviser and its affiliates as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund will make investments into other John Hancock Funds, as applicable, to cover its liability with regard to the deferred compensation. Investments to cover the Fund's deferred compensation liability will be recorded on the Fund's books as other assets. The deferred compensation liability will be marked to market on a periodic basis and income earned by the investment will be recorded on the Fund's books.

        The Fund has an independent advisory board composed of certain members of the former Transamerica Board of Trustees who provide advice to the current Trustees in order to facilitate a smooth management transition for which the Fund pays the advisory board and its counsel a fee.

                         Notes to Financial Statements
                   John Hancock Funds - Money Market Fund B


NOTE C -
INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities, including discount earned on investment securities, during the period ended April 30, 1995 aggregated $1,348,016,627 and $1,332,603,541, respectively. The cost of investments owned at April 30, 1995 for Federal income tax purposes was $59,885,239.






                      SEE NOTES TO FINANCIAL STATEMENTS.

                            GLOBAL RESOURCES FUND

                            STATEMENT OF NET ASSETS

October 31, 1994

COMPANY                                               SHARES      VALUE
--------------------------------------------------------------------------
COMMON STOCKS  -  101.18%
--------------------------
CONSUMER CYCLICALS  -  1.55%
Tolmex S.A. de C.V. .............................      4,500   $   654,750

CONSUMER GOODS &
SERVICES  -  3.14%
Grupo Industrial Durango S.A.
  de C.V.* ......................................     45,000       821,250
Reliance Industries Ltd.* .......................     20,000       508,750
                                                               -----------
                                                                 1,330,000

ENERGY  -  EXPLORATION
AND PRODUCTION  -  24.51%
Abraxas Petroleum Corp.* ........................     20,000       215,000
Barrett Resources Corp.* ........................     65,000     1,291,875
Bellwether Exploration Co.* .....................    158,300       890,438
Brown (Tom), Inc.* ..............................     80,000     1,025,000
Cairn Energy USA, Inc.* .........................    127,500       988,125
Louisiana Land & Exploration Co. ................     15,000       680,625
Newfield Exploration Co.*........................     35,000       844,375
Noble Affiliates Inc. ...........................     25,000       750,000
Nuevo Energy Co.* ...............................     45,000     1,006,875
PTT Exploration & Production
  Public Co., Ltd.*..............................     70,000       792,400
PetroCorp, Inc.*.................................    110,000     1,210,000
YPF Sociedad Anonima.............................     28,000       675,500
                                                               -----------
                                                                10,370,213
ENERGY  -  PROCESSING AND
MARKETING  -  5.87%
Methanex Corp.* .................................     30,000       450,000
Repsol S.A. .....................................     15,000       487,500
Shanghai Petrochemical Ltd. .....................     16,500       556,875
Total S.A. ......................................     30,000       990,000
                                                               -----------
                                                                 2,484,375

ENERGY  -  SERVICES AND
EQUIPMENT  -  16.47%
American Ecology Corp. ..........................     72,500       616,250
Camco International Inc. ........................     25,000       515,625
Coflexip ADS ....................................     28,583       657,409
Energy Service Co., Inc.* .......................     70,000     1,015,000
Global Industries Ltd.* .........................     40,000       980,000
Hornbeck Offshore
  Services, Inc.*................................     55,000       825,000
Petroleum Geo-Services A/S*......................     40,000     1,012,500
Pool Energy Services Co.*........................     50,000       437,500
Weatherford International, Inc.* ................     80,000       910,000
                                                               -----------
                                                                 6,969,284

FINANCIAL SERVICES  -  2.51%
Brassie Golf Corp.*..............................    287,900     1,062,351

INDUSTRIAL  -  CAPITAL
GOODS  -  5.24%
Apasco S.A. de C.V. .............................     14,000       651,840
Ionics Inc.* ....................................     17,000       913,750
Osmonics, Inc.* .................................     45,000       652,500
                                                               -----------
                                                                 2,218,090

INDUSTRIAL  -  INTERMEDIATE
MATERIALS  -  24.44%
American Barrick
  Resources Corp. ...............................     28,000       668,500
Broken Hill Proprietary Co. Ltd. ................     14,000       857,500
Elf Aquitaine ADS ...............................     20,000       732,500
First National Resources Trust...................    620,000       598,300
Grupo Simec S.A. de C.V.*........................     20,000       495,000
Hindalco Industries Ltd.*........................     20,000       670,000
Industrias Campos
  Hermanos S.A.*.................................    155,000       370,450
Inland Steel Industries Inc.*....................     21,000       750,750
Kymmene Oy.......................................     20,000       547,800
NKK Corp.*.......................................    225,000       695,250
Newmont Gold Co. ................................     15,000       596,250
O'Okiep Copper Ltd.* ............................     43,000       499,875
PT Indah Kiat Pulp & Paper Corp. ................    490,000       553,700
Placer Dome Inc. ................................     30,000       648,750
Pohang Iron and Steel Co., Ltd.*.................     25,000       821,875
USX-U.S. Steel Group.............................     12,000       450,000
Venezolana de Prerreducidos
  Caroni* .......................................     61,000       381,250
                                                               -----------
                                                                10,337,750



                           STATEMENT OF NET ASSETS

Continued

COMPANY                                              SHARES       VALUE
-------------------------------------------------------------------------
INDUSTRIAL  -
MISCELLANEOUS  -  15.27%
Empresas ICA Sociedad
  Controladora S.A. de C.V. .....................    23,000       681,375
Freeport-McMoRan Copper &
  Gold Inc. .....................................    15,000       341,250
Giant Cement Holding, Inc.*......................    37,500       525,000
Holderbank Financiere
  Glarus AG*.....................................       712       549,087
MacMillan Bloedel Ltd. ..........................    50,000       693,750
RTZ Corp. PLC....................................    12,000       684,000
U.S. Filter Corp.*...............................    40,000       810,000
United Waste System Inc.* .......................    35,000       848,750
Waste Management
  International PLC* ............................    50,000       806,250
York Research Corp.* ............................   160,000       520,000
                                                              -----------
                                                                6,459,462

UTILITIES  -  2.18%
OEMV AG*.........................................     5,625       513,225
Transportadora de Gas
  del Sur S.A. ..................................    35,000       409,062
                                                              -----------
                                                                  922,287
                                                              -----------

TOTAL COMMON STOCKS
(Cost $38,657,870)...............................              42,808,562
                                                              -----------
TOTAL INVESTMENTS  -  101.18%
(Cost $38,657,870)...............................              42,808,562
                                                              -----------
CASH AND OTHER ASSETS,
LESS LIABILITIES  -  (1.18)% ....................                (499,688)
                                                              -----------
NET ASSETS,  at value, equivalent to
  $15.62 per share for 343,877
  Class A Shares ($.01 par value)
  of capital stock outstanding
  and $15.58 per share for
  2,371,466 Class B Shares
  ($.01 par value) of capital stock
  outstanding  -   100.00% ......................             $42,308,874
                                                              ===========

* Non-income producing.


See Notes to Financial Statements.

                  STATEMENT OF OPERATIONS / STATEMENTS OF CHANGES IN NET ASSETS


STATEMENT OF OPERATIONS
Year Ended October 31, 1994
INVESTMENT INCOME
Dividends (net of foreign
  withholding taxes of $13,399)..................              $ 265,590
Interest ........................................                 32,224
                                                               ---------
                                                                 297,814

EXPENSES
Distribution expenses
  (see Note D)...................................   $284,735
Management fees..................................    220,869
Transfer agent fees..............................     79,536
Administrative service fees......................     54,259
Registration fees................................     35,562
Shareholder reports..............................     25,669
Custodian fees...................................     13,665
Audit and legal fees.............................     12,466
Directors' fees and expenses.....................      9,178
Miscellaneous....................................      3,259     739,198
                                                    --------   ---------
  NET INVESTMENT LOSS............................               (441,384)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments
  with currency fluctuations.....................                (90,344)
Net change in unrealized
  appreciation of investments with
  currency fluctuations..........................                553,900
                                                               ---------
NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS............................                463,556
                                                               ---------
INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS................................                 22,172
                                                               =========

STATEMENTS OF CHANGES IN NET ASSETS
                                           YEAR ENDED OCTOBER 31,
                                       -----------------------------
                                          1994              1993
                                       -----------      ------------
OPERATIONS
Net investment loss..................  $  (441,384)     $  (210,089)
Net realized gain (loss)
  on investments with
  currency fluctuations..............      (90,344)         276,194
Net change in unrealized
  appreciation of
  investments with
  currency fluctuations..............      553,900        2,814,349
                                       -----------      -----------
Increase in net assets
  resulting from operations..........       22,172        2,880,454

CAPITAL SHARE
TRANSACTIONS
Increase in capital shares
  outstanding........................   22,788,288        9,190,126
                                       -----------      -----------
Increase in net assets...............   22,810,460       12,070,580

NET ASSETS
Beginning of year....................   19,498,414        7,427,834
                                       -----------      -----------
End of year..........................  $42,308,874      $19,498,414
                                       ===========      ===========

See Notes to Financial Statements.
                                        10

                                FINANCIAL HIGHLIGHTS



                                                         CLASS A SHARES                       CLASS B SHARES
                                                         ---------------   -----------------------------------------------------
                                                            PERIOD FROM
                                                         JUNE 15, 1994 TO                YEAR ENDED OCTOBER 31,
                                                            OCTOBER 31,    -----------------------------------------------------
                                                             1994(2)         1994       1993        1992       1991        1990
                                                         ---------------   -------   -------      ------     -------     -------
Per share income and capital changes for a share
  outstanding during each period(1):
Net asset value, beginning of period ...................     $14.89        $ 15.69   $ 12.41      $12.20     $ 11.57     $11.99

INCOME FROM INVESTMENT OPERATIONS
Net investment loss ....................................      (0.08)         (0.23)    (0.24)      (0.24)      (0.17)     (0.10)
Net realized and unrealized gain on investments ........       0.81           0.12      3.52        0.58        1.24       0.16
                                                             ------        -------   -------      ------     -------     -------
  Total from Investment Operations .....................       0.73          (0.11)     3.28        0.34        1.07       0.06

LESS DISTRIBUTIONS
Dividends from net investment income ...................          -              -         -           -           -      (0.01)
Distributions from realized gains.......................          -              -         -       (0.13)      (0.44)     (0.47)
                                                             ------        -------   -------      ------     -------     -------

Total Distributions ....................................          -              -         -       (0.13)      (0.44)     (0.48)
                                                             ------        -------   -------      ------     -------     -------
Net asset value, end of period .........................     $15.62        $ 15.58   $ 15.69      $12.41     $ 12.20     $11.57
                                                             ======        =======   =======      ======     =======     ======


TOTAL RETURN(3).........................................       4.90%         (0.70)%   26.43%       2.93%       9.81%      0.09%
                                                             ======        =======   =======      ======     =======     ======
RATIOS AND SUPPLEMENTAL DATA
Ratio of expenses to average net assets ................       0.73%          2.54%     2.92%       3.75%       3.64%      3.55%

Ratio of expense reimbursement to average net assets....          -              -         -           -           -      (0.05)%
                                                             ------        -------   -------      ------     -------     -------
Ratio of net expenses to average net assets ............       0.73%          2.54%     2.92%       3.75%       3.64%      3.50%
                                                             ======        =======   =======      ======     =======     ======
Ratio of net investment loss to average net assets .....      (0.42)%        (1.52)%   (1.65)%     (2.01)%     (1.47)%    (0.82)%
Portfolio turnover .....................................         96%            96%       83%         59%         93%        59%
Net Assets, end of period (in thousands) ...............     $5,372        $36,937   $19,498      $7,428     $10,766     $7,746

(1) Per share information has been calculated using the average number of shares outstanding.
(2) Financial highlights, including total return, have not been annualized. Portfolio turnover is for the year ended October 31, 1994.
(3) Total return does not include the effect of the initial sales charge for Class A Shares nor the contingent deferred sales charge for Class B Shares.

See Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS

October 31, 1994


NOTE A  -  SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series, Inc. (the "Issuer"), formerly Transamerica Special Series, Inc., is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Issuer operates as a series fund, currently issuing six series of shares. On May 20, 1994, the shareholders of the Issuer approved changes to the name of the Issuer and to the names of each of the series of the Issuer. These changes became effective on June 15, 1994.
        Transamerica Global Resources Fund (the "Fund"), formerly Transamerica Natural Resources Fund, is one of the series of the Issuer. The Fund made its initial offering of shares to the public on October 26, 1987. On June 15, 1994, the Fund commenced issuing a second class of shares. The new Class A Shares are subject to an initial sales charge of up to 5.75% and a 12b-1 distribution plan and the Class B Shares are subject to a contingent deferred sales charge and a
separate 12b-1 distribution plan. The following is a summary    of significant
accounting policies consistently followed by  the Fund.
        (1) Securities traded on stock exchanges or in the over-the-counter market are valued at the last sale price on the primary exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the mean between the most recent closing bid and asked prices. All securities initially expressed in terms of foreign currencies are translated into U.S. dollar equivalents based on quoted exchange rates as of the close of the NYSE. Securities for which market quotations are not readily available are valued at a fair value as determined in good faith by the Issuer's Board of Directors. Short-term investments are valued at amortized cost (original cost plus amortized discount or accrued interest).
        (2) Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date for both financial reporting and federal income tax purposes. Interest income is accrued daily. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial reporting and federal income tax purposes. The Fund does not report separately the gain or loss resulting from changes in foreign exchange rates on investments from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gains or losses from investments.
        (3) Dividends and other distributions are recorded by the Fund on the ex-dividend date and may be reinvested at net asset value. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
        (4) No provision for federal income taxes has been made since it is the Fund's intention to distribute all of its taxable income and profits to its shareholders and to comply with the requirements applicable to regulated investment companies and the minimum distribution requirements of the Internal Revenue Code. At October 31, 1994, the Fund had a realized capital loss carryforward of approximately $107,000, which will expire as follows: $17,000 - 2000 and $90,000 - 2002.
        (5) The Fund reports custodian fees net of credits and charges resulting from cash positions in the custodial accounts greater than or less than the amounts required to settle portfolio transactions. For the year ended October 31, 1994, these amounts were $2,693 and $4,695, respectively.
        (6) On a daily basis, income, unrealized and realized gains and losses, and expenses which are not class specific are allocated to each class based on their respective relative net assets. Class specific expenses, such as distribution expenses, are applied to the class to which they are attributed.

NOTE B  -  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's management fee is payable monthly to Transamerica Fund Management Company (the "Investment Adviser") and is calculated monthly on the average daily net assets of the Fund at an annual rate of 0.75%. At October 31, 1994, the management fee payable to the Investment Adviser was $26,382.
        The Investment Adviser provides administrative services to the Fund pursuant to an administrative service agreement. During the year ended October 31, 1994, the Fund paid or accrued $43,512 to the Investment Adviser for these services, of which $4,242 was payable at October 31, 1994.

                         NOTES TO FINANCIAL STATEMENTS


Continued

NOTE B  (Continued)

        Transamerica Fund Distributors, Inc. (the "Distributor"), an affiliate of the Investment Adviser, as principal underwriter, retained $8,618 as its portion of the commissions charged on sales of Class A Shares of the Fund. At October 31, 1994, receivables from the Distributor for Fund share transactions were $131,155.

        The Fund paid no compensation directly to any officer. Certain officers and a director of the Issuer are affiliated with the Investment Adviser.

        During the year ended October 31, 1994, the Fund paid legal fees of $947 to Baker & Botts. A partner with Baker & Botts is an officer of the Issuer.

NOTE C  -  COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

During the year ended October 31, 1994, purchases and sales of securities, other than short-term obligations, aggregated $52,321,428 and $28,114,988, respectively. At October 31, 1994, receivables from and payables to brokers for securities sold and purchased were $656,768 and $1,017,601, respectively.
        At October 31, 1994, the identified cost of total investments owned is the same for both financial reporting and federal income tax purposes. At October 31, 1994, the gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes were $5,014,345 and $863,653, respectively.

NOTE D  -  PLAN OF DISTRIBUTION

Pursuant to Rule 12b-1 of the Investment Company Act of 1940, the Fund is authorized under separate distribution plans to finance activities related to the distribution of its Class A and Class B Shares (the "Class A Plan" and the "Class B Plan," respectively). The distribution plans, together with the initial sales charge on Class A Shares and the contingent deferred sales charge on Class B Shares, comply with the regulations covering maximum sales charges assessed by mutual funds distributed through securities dealers that are NASD members.
        The Class A Plan and the Class B Plan permit each class to make payments to the Distributor up to 0.25% annually of average daily net assets for certain distribution costs such as service fees paid to dealers, production and distribution of prospectuses to prospective investors, services provided to new and existing shareholders and other distribution related activities. During the period June 15, 1994 to October 31, 1994, Class A made payments to the Distributor of $3,253 or 0.10% related to the above activities. During the year ended October 31, 1994, Class B made payments of $70,523 or 0.25% related to these activities.
        The Class B Plan also permits Class B to reimburse to the Distributor up to 0.75% annually of average daily net assets for costs related to compensation paid to securities dealers, in place of an initial sales charge to investors, on the sale of Class B Shares. These costs are based upon a commission payment charge of 5% of the value of shares sold (excluding shares acquired through reinvestment) reduced by the amount of contingent deferred sales charges (CDSC) that have been received by the Distributor on redemptions of Class B Shares. These costs also include a charge of interest (carrying charge) at an annual rate of 1% over the prevailing prime rate to the extent cumulative commission payment charges, plus any previous carrying charges, less CDSC received by the Distributor, have not been paid in full by the Fund. For the year ended October 31, 1994, the Fund reimbursed the Distributor $210,959 or 0.75% for such costs. For the year ended October 31, 1994, the Distributor received $68,696 in CDSC. At October 31, 1994, the balance of unrecovered costs was $965,044.

        At October 31, 1994, Class A had $895 and Class B had $42,487 payable to the Distributor pursuant to the above distribution plans.

NOTES TO FINANCIAL STATEMENTS


Continued

NOTE E  -  CAPITAL AND RELATED TRANSACTIONS

A summary of the capital stock transactions follows:
                                                                        YEAR ENDED OCTOBER 31,
                                                       ----------------------------------------------------
                                                               1994(1)                     1993 (1)
                                                       ------------------------    ------------------------
                                                        SHARES        DOLLARS        SHARES        DOLLARS
                                                       ---------   ------------    ---------    -----------
Shares sold  -  Class A............................      419,756   $  6,352,382            -              -
Shares sold  -  Class B............................    1,781,599     27,695,930    1,157,900    $16,586,284
Shares redeemed  -  Class A........................      (75,879)    (1,159,547)           -              -
Shares redeemed  -  Class B........................     (652,737)   (10,100,477)    (513,700)    (7,396,158)
                                                       ---------   ------------    ---------    -----------
Net increase in capital shares outstanding.........    1,472,739   $ 22,788,288      644,200    $ 9,190,126
                                                       =========   ============    =========    ===========

(1) Class A share transactions are for the period June 15, 1994 to October 31, 1994.

The components of net assets at October 31, 1994, are as follows:
Capital paid-in (75,000,000 shares authorized)..............................................    $38,265,043
Accumulated net realized loss on investments................................................       (106,861)
Net unrealized appreciation of investments..................................................      4,150,692
                                                                                                -----------
NET ASSETS..................................................................................    $42,308,874
                                                                                                ===========

                        REPORT OF INDEPENDENT AUDITORS


Shareholders and Board of Directors
John Hancock Global Resources Fund,
  a series of John Hancock Series, Inc.

We have audited the accompanying statement of net assets of John Hancock Global Resources Fund (formerly Transamerica Resources Fund), a series of John Hancock Series, Inc. (formerly Transamerica Series, Inc.), as of October 31, 1994, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibilty is to express an opinion on these financial statements and financial highlights based on our audits.
        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1994, by correspon- dence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of John Hancock Global Resources Fund, a series of John Hancock Series, Inc., at October 31, 1994, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.



                                                /s/ Ernst & Young LLP


Houston, Texas
December 2, 1994

                             FINANCIAL STATEMENTS

                  John Hancock Funds - Global Resources Fund

THE STATEMENT OF ASSETS AND LIABILITIES IS THE FUND'S BALANCE SHEET AND SHOWS THE VALUE OF WHAT THE FUND OWNS, IS DUE AND OWES ON APRIL 30, 1995. YOU'LL ALSO FIND THE NET ASSET VALUE AND THE MAXIMUM OFFERING PRICE PER SHARE AS OF THAT DATE.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 1995 (Unaudited)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
ASSETS:
  Investments at value - Note C:
    Common stocks (cost - $33,243,835)...............   $35,201,093
    Joint repurchase agreement (cost - $159,000).....       159,000
    Corporate savings account........................           479
                                                        -----------
                                                         35,360,572
  Receivable for shares sold.........................        16,274
  Receivable for investments sold....................       117,771
  Interest receivable................................            52
  Dividend receivable................................        92,891
  Foreign tax receivable.............................        12,251
  Prepaid expenses...................................         7,745
                                                        -----------
                         Total Assets................    35,607,556
                         ------------------------------------------
LIABILITIES:
  Payable for shares repurchased.....................        65,183
  Payable for investments purchased..................       256,105
  Payable to John Hancock Advisers, Inc. and
    affiliates - Note B..............................        28,378
  Accounts payable and accrued expenses..............         7,948
                                                        -----------
                         Total Liabilities...........       357,614
                         ------------------------------------------
NET ASSETS:
  Capital paid-in....................................    34,650,721
  Accumulated net realized loss on investments and
    foreign currency transactions....................    (1,190,907)
  Net unrealized appreciation of investments and
  foreign currency transactions......................     1,957,174
  Net investment loss................................      (167,046)
                                                        -----------
                         Net Assets..................   $35,249,942
                         ==========================================
NET ASSET VALUE PER SHARE:
  (Based on net asset values and shares of beneficial
  interest outstanding - 75,000,000 shares authorized
  with $0.01 per share par value, respectively)
  Class A - $2,920,606 / 201,528.....................   $     14.49
  =================================================================
  Class B - $32,329,336 / 2,246,183..................   $     14.39
  =================================================================
MAXIMUM OFFERING PRICE PER SHARE*
  Class A - $(14.49 x 106.10%).......................   $     15.37
  =================================================================

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

THE STATEMENT OF OPERATIONS SUMMARIZES THE FUND'S INVESTMENT INCOME EARNED AND EXPENSES INCURRED IN OPERATING THE FUND. IT ALSO SHOWS NET GAINS (LOSSES) FOR THE PERIOD STATED.

STATEMENT OF OPERATIONS
Six months ended April 30, 1995 (Unaudited)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
INVESTMENT INCOME:
  Dividends (net of foreign withholding taxes
    of $22,627)...........................................     $   247,965
  Interest................................................           5,769
                                                               -----------
                                                                   253,734
                                                               -----------
  Expenses:
    Distribution/service fee - Note B
        Class A...........................................           4,838
        Class B...........................................         157,504
    Investment management fee - Note B....................         132,642
    Transfer agent fee....................................          50,768
    Custodian fee.........................................          26,894
    Registration and filing fees..........................          21,332
    Auditing fee..........................................          15,459
    Trustees' fees........................................           6,692
    Printing..............................................           3,725
    Legal fees............................................             926
                                                               -----------
                         Total Expenses...................         420,780
                         -------------------------------------------------
                         Net Investment Loss..............        (167,046)
                         -------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
  Net realized loss on investments sold...................      (1,083,008)
  Net realized loss on foreign currency transactions......          (1,038)
  Change in net unrealized appreciation/depreciation
    of investments........................................      (2,193,434)
  Change in net unrealized appreciation/depreciation
    of foreign currency transactions......................             (84)
                                                               -----------
                         Net Realized and Unrealized
                         Loss on Investments and
                         Foreign Currency Transactions....      (3,277,564)
                         -------------------------------------------------
                         Net Decrease in Net Assets
                         Resulting from Operations........     $(3,444,610)
                         =================================================

                      SEE NOTES TO FINANCIAL STATEMENTS.

                             FINANCIAL STATEMENTS

                  John Hancock Funds - Global Resources Fund

STATEMENT OF CHANGES IN NET ASSETS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                                                      SIX MONTHS ENDED   YEAR ENDED
                                                                                       APRIL 30, 1995    OCTOBER 31,
                                                                                        (UNAUDITED)        1994
                                                                                       ------------     -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment loss.............................................................     $   (167,046)    $  (441,384)
  Net realized loss on investments sold and foreign currency transactions.........       (1,084,046)        (90,344)
  Change in net unrealized appreciation/depreciation of investments and
        foreign currency transactions.............................................       (2,193,518)        553,900
                                                                                        -----------     -----------
    Net Increase (Decrease) in Net Assets Resulting from Operations...............       (3,444,610)         22,172
                                                                                        -----------     -----------
FROM FUND SHARE TRANSACTIONS -- NET*..............................................       (3,614,322)     22,788,288
                                                                                        -----------     -----------

NET ASSETS:
  Beginning of period.............................................................       42,308,874      19,498,414
                                                                                        -----------     -----------
  End of period (including net investment loss of $167,046 and $441,384,
        respectively).............................................................      $35,249,942     $42,308,874
                                                                                        ===========     ===========

*ANALYSIS OF FUND SHARE TRANSACTIONS:

                                                                    SIX MONTHS ENDED
                                                                     APRIL 30, 1995               YEAR ENDED OCTOBER 31,
                                                                      (UNAUDITED)                          1994
                                                                -----------------------         ---------------------------
                                                                 Shares        Amount             Shares           Amount
                                                                --------    -----------         ---------       -----------
CLASS A**
  Shares sold...............................................      61,427    $   895,719           419,756       $ 6,352,382
  Less shares repurchased...................................    (203,776)    (2,838,257)          (75,879)       (1,159,547)
                                                                --------    -----------         ---------       -----------
  Net increase (decrease)...................................    (142,349)   $(1,942,538)          343,877       $ 5,192,835
                                                                ========    ===========         =========       ===========
CLASS B
  Shares sold...............................................     362,827    $ 5,105,903         1,781,599       $27,695,930
  Less shares repurchased...................................    (488,110)    (6,777,687)         (652,737)      (10,100,477)
                                                                --------    -----------         ---------       -----------
  Net increase (decrease)...................................    (125,283)   $(1,671,784)        1,128,862       $17,595,453
                                                                ========    ===========         =========       ===========

** Class A share commenced operations on June 15, 1994.

THE STATEMENT OF CHANGES IN NET ASSETS SHOWS HOW THE VALUE OF THE FUND'S NET ASSETS HAS CHANGED SINCE THE END OF THE PREVIOUS PERIOD. THE DIFFERENCE REFLECTS EARNINGS LESS EXPENSES, ANY INVESTMENT GAINS AND LOSSES AND ANY INCREASE OR DECREASE IN MONEY SHAREHOLDERS INVESTED IN THE FUND. THE FOOTNOTE ILLUSTRATES THE NUMBER OF FUND SHARES SOLD AND REDEEMED DURING THE LAST TWO PERIODS, ALONG WITH THE CORRESPONDING DOLLAR VALUES.

                      SEE NOTES TO FINANCIAL STATEMENTS.

                             FINANCIAL STATEMENTS

                  John Hancock Funds - Global Resources Fund

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are as follows:
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                                                                             FOR THE PERIOD
                                                                                                             JUNE 15, 1994
                                                                                          SIX MONTHS ENDED  (COMMENCEMENT OF
                                                                                          APRIL 30, 1995(a)  OPERATIONS) TO
                                                                                             (UNAUDITED)    OCTOBER 31, 1994
                                                                                          ----------------  ----------------
CLASS A
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period........................................................  $15.62          $14.89
                                                                                                ------          ------
  Net Investment Loss (b).....................................................................   (0.01)          (0.08)
  Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions....   (1.12)           0.81
                                                                                                ------          ------
    Total from Investment Operations..........................................................   (1.13)           0.73
                                                                                                ------          ------
  Net Asset Value, End of Period..............................................................  $14.49          $15.62
                                                                                                ======          ======
  Total Investment Return at Net Asset Value..................................................   (7.24%)          4.90%


RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000's omitted)...................................................  $2,921          $5,372
  Ratio of Expenses to Average Net Assets.....................................................    1.71%*          0.73%
  Ratio of Net Investment Loss to Average Net Assets..........................................   (0.28%)*        (0.42%)
  Portfolio Turnover Rate.....................................................................      53%             96%





THE FINANCIAL HIGHLIGHTS SUMMARIZE THE IMPACT OF THE FOLLOWING FACTORS ON A SINGLE SHARE FOR THE PERIODS INDICATED: THE NET INVESTMENT INCOME, GAINS (LOSSES), DIVIDENDS, AND TOTAL INVESTMENT RETURN OF THE FUND. IT SHOWS HOW THE FUND'S NET ASSET VALUE FOR A SHARE HAS CHANGED SINCE THE END OF THE PREVIOUS PERIOD. ADDITIONALLY, IMPORTANT RELATIONSHIPS BETWEEN SOME ITEMS PRESENTED IN THE FINANCIAL STATEMENTS ARE EXPRESSED IN RATIO FORM.

                      SEE NOTES TO FINANCIAL STATEMENTS.
                                       9

                             FINANCIAL STATEMENTS

                  John Hancock Funds - Global Resources Fund

FINANCIAL HIGHLIGHTS (continued)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                            SIX MONTHS ENDED              YEAR ENDED OCTOBER 31,
                                                           APRIL 30, 1995 (a) ---------------------------------------------------
                                                              (UNAUDITED)       1994      1993         1992    1991        1990
                                                           -----------------  --------   -------      ------  -------    --------
CLASS B
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period......................... $ 15.58       $ 15.69    $ 12.41      $12.20  $ 11.57    $11.99
                                                                -------       -------    -------      ------  -------    ------
  Net Investment Loss (b)......................................   (0.07)        (0.23)     (0.24)     (0.24)    (0.17)    (0.10)(c)
  Net Realized and Unrealized Gain (Loss) on Investments and
    Foreign Currency Transactions..............................   (1.12)         0.12       3.52      0.58       1.24      0.16
                                                                -------       -------    -------      ------  -------    ------
    Total from Investment Operations...........................   (1.19)        (0.11)      3.28      0.34       1.07      0.06
                                                                -------       -------    -------      ------  -------    ------
  Less Distributions
  Dividends from Net Investment Income.........................      --            --         --        --         --     (0.01)
  Distributions from Realized Gains on Investments Sold........      --            --         --     (0.13)     (0.44)    (0.47)
                                                                -------       -------    -------      ------  -------    ------
    Total Distributions to Shareholders........................      --            --         --     (0.13)     (0.44)    (0.48)
                                                                -------       -------    -------      ------  -------    ------
  Net Asset Value, End of Period............................... $ 14.39       $ 15.58    $ 15.69    $12.41    $ 12.20    $11.57
                                                                =======       =======    =======    ======    =======    ======
  Total Investment Return at Net Asset Value...................   (7.88%)       (0.70%)    26.43%     2.93%      9.81%     0.09%
  Total Adjusted Investment Return at Net Asset Value..........      --            --         --        --         --      0.04%

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000's omitted).................... $32,329       $36,937    $19,498    $7,428    $10,766    $7,746
  Ratio of Expenses to Average Net Assets......................    2.46%*        2.54%      2.92%     3.75%      3.64%     3.50%(c)
  Ratio of Net Investment Loss to Average Net Assets...........   (1.03%)*      (1.52%)    (1.65%)   (2.01%)    (1.47%)   (0.82%)(c)
  Portfolio Turnover Rate......................................      53%           96%        83%       59%        93%       59%

  * On an annualized basis.
(a) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.
(b) Per share information has been calculated using the average number of shares outstanding.
(c) Reflects expense limitation in effect during the year ended October 31, 1990 (see Note B).
    As a result of such limitation, expenses of Class B shares for the year ended October 31, 1990 reflect a reduction of $0.01 per share. Absent of such reduction, the ratio of expenses to average net assets would have been 3.55% and the ratio of net investment income to average net assets would have been (0.87%).

                      SEE NOTES TO FINANCIAL STATEMENTS.

                             FINANCIAL STATEMENTS

                  John Hancock Funds - Global Resources Fund

THE SCHEDULE OF INVESTMENTS IS A COMPLETE LIST OF ALL SECURITIES OWNED BY GLOBAL RESOURCES FUND ON APRIL 30, 1995. IT'S DIVIDED INTO TWO MAIN CATEGORIES:COMMON STOCKS AND SHORT-TERM INVESTMENTS. THE COMMON STOCKS ARE FUR THER BROKEN DOWN BY INDUSTRY GROUPS. SHORT-TERM INVESTMENTS, WHICH REPRESENT THE FUND'S "CASH" POSITION, ARE LISTED LAST.

SCHEDULE OF INVESTMENTS
April 30, 1995 (Unaudited)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                                  MARKET
ISSUER, DESCRIPTION                         NUMBER OF SHARES       VALUE
-------------------                         ----------------      ------
COMMON STOCKS
CONSUMER CYCLICALS (1.14%)
  Tolmex S.A. de C.V. American Depository
  Receipt (ADR)(Mexico)......................   12,000          $  401,024
                                                                ----------
CONSUMER GOODS & SERVICES (1.80%)
  Reliance Industries Ltd.(ADR) (India)**....   40,000             633,120
                                                                ----------
DIVERSIFIED OPERATIONS (15.07%)
  Barret Resources Corp. **..................   40,000             940,000
  Belden and Blake Corp. **..................   35,000*            511,875
  Broken Hill Proprietary Co. Ltd.
    (ADR) (Austrailia).......................   14,000             808,500
  Grupo Mexico S.A. B(Mexico)................  120,000*            370,932
  NKK Corp.(Japan) **........................  225,000             629,325
  Phelps Dodge Corp..........................   12,500*            707,813
  Sungei Way Holdings Berhad(Malaysia).......  140,000*            555,646
  Tesoro Petroleum Corp. **..................   80,000*            790,000
                                                                ----------
                                                                 5,314,091
                                                                ----------
ENERGY - EXPLORATION AND PRODUCTION (24.21%)
  Abraxas Petroleum Corp. * *................   45,000             405,000
  Bellwether Exploration Co.  ...............  190,000           1,163,750
  Cairn Energy USA, Inc.** ..................  135,000           1,316,250
  Dusty Mac Oil and Gas Ltd.(Canada) **......   50,000*            137,500
  International Petroleum Corp.(Canada) **...  500,000*          1,062,500
  Newscope Resources Ltd.(Canada) ** ........  255,200*            731,429
  Nuevo Energy Co. **........................   55,000           1,051,875
  PTT Exploration & Production Public Co.,
    Ltd.(Thailand) **........................   70,000             683,081
  PetroCorp, Inc. **.........................  100,000             875,000
  Ranger Oil Ltd.(Canada)....................  150,000*          1,106,250
                                                                ----------
                                                                 8,532,635
                                                                ----------
ENERGY - PROCESSING AND MARKETING (8.02%)
  Methanex Corp.(Canada) **..................   60,000             637,500
  Repsol S.A.(ADR) (Spain)...................   25,000             800,000
  Shanghai Petrochemical Ltd.(ADR) (China)...   21,000             606,375
  Total Compagnie Francaise des Petroles
    (ADR) (France)...........................   25,000             784,375
                                                                ----------
                                                                 2,828,250
                                                                ----------
ENERGY - SERVICES AND EQUIPMENT (7.69%)
  Amercian Ecology Corp......................  104,200             677,300
  Newpark Resources Inc. ** .................   20,000*            445,000
  Petroleum Geo-Services A/S (ADR)
    (Norway) **..............................   40,000          $1,092,500
  Reading and Bates Corp. **.................   60,000*            495,000
                                                                ----------
                                                                 2,709,800
                                                                ----------
FINANCIAL SERVICES (1.99%)
  Brassie Golf Corp.(Canada) **..............  287,900             701,756
                                                                ----------
INDUSTRIAL - INTERMEDIATE MATERIALS (20.18%)
  AK Steel Holding Corp. **..................   30,000*            806,250
  Concordia Paper Holdings, (ADR)
    (Hong Kong)**............................   50,000*            681,250
  Hindalco Industries Ltd.(India) **.........   20,000             572,600
  Industrias Campos Hermanos S.A.
    (Mexico) **..............................  155,000             198,819
  Kimberly Clark de Mexico S.A.(ADR)
     (Mexico)................................   29,000*            599,102
  Kymmene Oy(Finland)........................   20,000             601,378
  O'Okiep Copper Ltd. (ADR) (Portugal) **....   43,000             419,250
  PT Indah Kiat Pulp & Paper Corp.
    (Indonesia)..............................  600,000             665,040
  PT Indocement Tunggal Prakar(Indonesia)....  170,000*            563,363
  Pohang Iron and Steel Co., Ltd. (ADR)
    (South Korea) **.........................   35,000             966,875
  USX-U.S. Steel Group.......................   18,000             549,000
  Venezolana de Prerreducidos Caroni
    (Venezuela) **...........................  101,000             492,375
                                                                ----------
                                                                 7,115,302
                                                                ----------
Industrial - Miscellaneous (12.10%)
  Eastern Aluminium Ltd.(Austrailia) **......  620,000*            518,878
  Giant Cement Holding, Inc. **..............   60,000             780,000
  Holderbank Financiere Glarus AG
    (Switzerland) **.........................      712             573,596

                      SEE NOTES TO FINANCIAL STATEMENTS.
                                      11

                             FINANCIAL STATEMENTS

                  John Hancock Funds - Global Resources Fund
                                                                  MARKET
ISSUER, DESCRIPTION                         NUMBER OF SHARES       VALUE
-------------------                         ----------------      ------
INDUSTRIAL - MISCELLANEOUS (CONTINUED)
  Mercer International, Inc. ..............      34,000*        $   510,000
  RTZ Corp. PLC (ADR) (United Kingdom).....      12,000             618,000
  York Research Corp. **...................     230,000           1,265,000
                                                                -----------
                                                                  4,265,474
                                                                -----------
MINING (3.71%)
  Amax Gold Inc. **........................     115,000*            646,875
  Battle Mountain Gold Co. ................       60,000*           660,000
                                                                -----------
                                                                  1,306,875
                                                                -----------
UTILITIES (3.95%)
  OEMV AG(Austria) **......................        5,625            583,016
  Transportadora de Gas del Sur S.A.(ADR)..
    (Argentina)............................       82,000            809,750
                                                                -----------
                                                                  1,392,766
                                                                -----------
                        TOTAL COMMON STOCKS
                         (Cost $33,243,835)       (99.86%)       35,201,093
                                                  -------       -----------

                                           INTEREST      PAR VALUE     MARKET
ISSUER, DESCRIPTION                          RATE     (000'S OMITTED)   VALUE
-------------------                        --------   ---------------  ------
SHORT-TERM INVESTMENTS
JOINT REPURCHASE AGREEMENT (0.45%)
  Investment in a joint repurchase
   agreement transaction with
   B.T. Securities Corp. -
   Dated 04-28-95, Due 05-01-95
   (secured by U.S. Treasury Bond,
   10.75% Due 08-15-05, and by
   U.S. Treasury Note, 6.875%
   Due 10-31-96) Note A.................... 5.93%        $  159      $   159,000
                                                                     -----------

CORPORATE SAVINGS ACCOUNT (0.00%)
  Investors Bank & Trust Company
    Daily Interest Savings Account
    Current Rate 3.00%.....................                                  479
                                                                     -----------
               TOTAL SHORT-TERM INVESTMENTS              (0.45%)         159,479
                                                         -------     -----------
                          TOTAL INVESTMENTS            (100.31%)     $35,360,572
                                                        =======      ===========

** Securities, other than short-term investments, newly added to the portfolio during the period ended April 30, 1995.
** Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.



                      SEE NOTES TO FINANCIAL STATEMENTS.
                                      12

                             FINANCIAL STATEMENTS

                  John Hancock Funds - Global Resources Fund

PORTFOLIO CONCENTRATION
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        The Global Resources Fund invests primarily in equity securities of issuers in the natural resource industry in the United States and abroad. The concentration of investments by industry category for individual securities held by the Fund is shown in the schedule of investments. In addition, concentration of investments can be aggregated by various countries. The table below shows the percentage of the Fund's investments at April 30, 1995 assigned to the various country categories.
                                                                 MARKET VALUE AS A
COUNTRY DIVERSIFICATION                                           % OF NET ASSETS
-----------------------                                          -----------------
Argentina...........................................................  2.30%
Australia...........................................................  3.76
Austria.............................................................  1.65
Canada.............................................................. 12.42
China...............................................................  1.72
Finland.............................................................  1.71
France..............................................................  2.23
Hong Kong...........................................................  1.92
India...............................................................  3.42
Indonesia...........................................................  3.48
Japan...............................................................  1.79
Malaysia............................................................  1.58
Mexico..............................................................  4.45
Norway..............................................................  3.10
Portugal............................................................  1.19
South Korea.........................................................  2.74
Spain...............................................................  2.27
Switzerland.........................................................  1.63
Thailand............................................................  1.94
United Kingdom......................................................  1.75
United States....................................................... 41.41
Venezuela...........................................................  1.40
                                                                     -----
                                                   TOTAL INVESTMENTS 99.86%
                                                                     =====

                      SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

                  John Hancock Funds - Global Resources Fund

(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES

John Hancock Series, Inc. (the "Trust") is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust consists of six series portfolios: John Hancock Global Resources Fund (the "Fund"), John Hancock Emerging Growth Fund, John Hancock High Yield Tax Free Fund, John Hancock High Yield Bond Fund, John Hancock
Money Market Fund B and John Hancock Government Income Fund. The Trustees may authorize the creation of additional Funds from time to time to satisfy various investment objectives. Effective December 22, 1994 (see Note B), the Trust and Funds changed names by replacing the word Transamerica with John Hancock.

        The Trustees have authorized the issuance of two classes of shares of the Fund, designated as Class A and Class B. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemption, dividends, and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue
 Service. Shareholders of a class which bears distribution/service expenses under the terms of a distribution plan have exclusive voting rights regarding such distribution plan. Class A Shares are subject to an initial sales charge of up to 5.00% and a 12b-1 distribution plan. Prior to May 15, 1995, the maximum sales charge was 5.75%. Class B Shares are subject to a contingent deferred sales charge and a separate 12b-1 distribution plan. On June 15, 1994, Class A shares were sold to commence class activity. Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

REVERSE REPURCHASE AGREEMENT Prior to December 22, 1994, the Fund entered into reverse repurchase agreements which involve the sale of securities held by the Fund to a bank or securities firm with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund and the Fund used the proceeds obtained from the sale of securities to purchase other investments. On December 22, 1994, the Fund discontinued investing in reverse repurchase agreements.

OPTIONS Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Purchased put or call over-the-counter options will be valued at the average of the "bid" prices obtained from two independent brokers. Written put or call over-the-counter options will be valued at the average of the "asked" prices obtained from two independent brokers. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the written option.

        The Fund may use option contracts to manage its exposure to the stock market. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument and buying puts and

                         NOTES TO FINANCIAL STATEMENTS

                  John Hancock Funds - Global Resources Fund

writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

        The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

        Risks may also arise if counterparties do not perform under the contracts' terms, or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

        At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

        There were no written option transactions for the period ended April 30, 1995.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin", equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract will be valued at the official settlement price of the board of trade or U.S. commodities exchange. Subsequent payments, known as "variation margin", to and from the broker will be made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market", will be recorded by the Fund as unrealized gains or losses.

        When the contracts are closed, the Fund will recognize a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange.

        For Federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

        At April 30, 1995, there were no open positions in financial futures contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked-to-market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk other than that offset by the currency amount of the underlying transaction.

        At April 30, 1995, there were no open forward foreign currency exchange contracts.

                         NOTES TO FINANCIAL STATEMENTS

                  John Hancock Funds - Global Resources Fund


FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S.dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/loss on investments are translated at the rates prevailing at the dates of the transactions.

        The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investmen ts in securities at fiscal year end, resulting from changes in the exchange rate.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis for both financial reporting and federal income tax purposes.

DISCOUNT ON SECURITIES The Fund accretes discount from par value on securities from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, at October 31, 1994, the Fund has approximately $107,000 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. If such carryforwards are used by the Fund, no capital gain distributions will be made. The carryforwards expire as follows:
October 31, 2000 -- $17,000 and October 31, 2002 -- $90,000. For Federal income tax purposes, net currency exchange gains and losses from sale of foreign debt securities must be treated as ordinary income even though such items are gains and losses for accounting purposes.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

        The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for effect of expenses that may be applied differently to each class as explained previously.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Fund.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution/service fees if any, are calculated daily at the class level based on the appropriated net assets of each class and the specific expense rate(s) applicable to each class.

RECLASSIFICATION Certain reclassifications have been made to 1994 amounts to permit comparisons to 1995 presentations.

                         NOTES TO FINANCIAL STATEMENTS

                  John Hancock Funds - Global Resources Fund

NOTE B -
MANAGEMENT FEE, ADMINISTRATIVE
SERVICES AND TRANSACTIONS WITH AFFILIATES
AND OTHERS

On December 22, 1994, John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, became the investment adviser for the Fund with approval of the Trustees and shareholders of the Fund. The Fund's former investment manager was Transamerica Fund Management Company ("TFMC").

        Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, to 0.75% of the Fund's average daily net assets. This fee structure is consistent with the former agreement with TFMC. For the period ended April 30, 1995, the advisory fee earned by the Adviser and TFMC amounted to $82,126 and $50,516, respectively, resulting in a total fee of $132,642.

        The Adviser and TFMC, for their respective periods, provided administrative services to the Fund pursuant to an administrative service agreement through January 16, 1995 on which day the agreement was terminated.

        In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000 and 1.5% of the remaining average daily net asset value.

        On December 22, 1994 John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser, became the principal underwriter of the Fund. Prior to this date, Transamerica Fund Distributors, Inc. ("TFD") served as the principal underwriter and distributor of the Fund. For the period ended April 30, 1995, JH Funds and TFD received net sales charges of $20,173 with regard to sales of Class A shares. Out of this amount, $1,933 was retained and used for printing prospectuses, advertising, sales literature and other purposes, and $18,240 was paid as sales commissions to unrelated broker-dealers.

        Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds, formerly TFD, and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended April 30, 1995, contingent deferred sales charges amounted to $51,597.

        In addition, to compensate JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A and Class B pursuant to

        Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments for distribution and service expenses which in total will not exceed on an annual basis 0.25% of the Fund's average daily net assets attributable to Class A shares and 1.00% of the Fund's average daily net assets attributable to Class B shares, to reimburse for its distribution/service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. This fee structure and plan is similar to the former arrangement with TFD.

        The Board of Trustees approved a shareholder servicing agreement between the Fund and John Hancock Investor Services Corporation ("Investor Services"), a wholly owned subsidiary of The Berkeley Financial Group, for the period between December 22, 1994 and May 12, 1995, inclusive under which Investor Services processed telephone transactions on behalf of the Fund. As of May 15, 1995, the Fund entered into a full service transfer agent agreement with Investor Services. Prior to this date The Shareholder Services Group was the transfer agent. The Fund will pay Investor Services a fee based on transaction volume and number of shareholder accounts.

                         NOTES TO FINANCIAL STATEMENTS

                  John Hancock Funds - Global Resources Fund


        A partner with Baker & Botts was an officer of the Trust until December 22, 1994. During the period ended April 30, 1995, legal fees paid to Baker & Botts amounted to $460.

        Mr. Edward J. Boudreau, Jr. is a director and officer of the Adviser and its affiliates as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund will make investments into other John Hancock funds, as applicable, to cover its liability with regard to the deferred compensation. Investments to cover the Fund's deferred compensation liability will be recorded on the Fund's books as other assets. The deferred compensation liability will be marked to market on a periodic basis and income earned by the investment will be recorded on the Fund's books.

        The Fund has an independent advisory board composed of certain members of the former Transamerica Board of Trustees who provide advice to the current Trustees in order to facilitate a smooth management transition for which the Fund pays the advisory board and its counsel a fee.


NOTE C -
INVESTMENT TRANSACTIONS
Purchases and proceeds from sales of securities, other than short-term obligations, during the period ended April 30, 1995 aggregated $19,417,011 and $23,748,038, respectively.

        The cost of investments owned at April 30, 1995 (including the joint repurchase agreement) for Federal income tax purposes was $33,402,835. Gross unrealized appreciation and depreciation of investments aggregated $4,053,590, and $2,096,332, respectively, resulting in net unrealized appreciation of $1,957,258.

NOTE D
RECLASSIFICATION OF CAPITAL ACCOUNTS
During the year ended October 31, 1994, the Fund has reclassified the accumulated net investment loss in the amount of $441,384 to capital paid-in. This represents the cumulative amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 1994. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.

Transamerica Government Income Fund
(effective December 22, 1994, John Hancock Government Income Fund)


                           STATEMENT OF NET ASSETS


October 31, 1994

                                       FACE
ISSUER                                AMOUNT            VALUE
---------------------------------------------------------------
U.S. GOVERNMENT AND
U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 84.66%

FEDERAL HOME
LOAN MORTGAGE
CORPORATION -- 23.88%
Pass Through Securities
 7.750% due 11/01/08..........     $    35,948      $    34,832
 8.000% due 04/01/07..........          70,904           69,363
CMO -- Planned
  Amortization Class
 4.500% due 05/15/14..........       2,000,000        1,639,687
 5.000% due 04/15/21..........       6,000,000        4,779,375
 5.750% due 05/15/21..........      17,005,946       14,715,458
 6.000% due 06/15/08..........       8,000,000        6,601,250
 6.500% with various
  maturities to 03/25/23 (A)..      31,888,400       27,783,969
 7.000% due 06/15/21..........       2,300,000        2,004,594
                                                    -----------
                                                     57,628,528

FEDERAL JUDICIARY OFFICE
BUILDING -- 0.06%
Zero Coupon due 02/15/01......         250,000          152,025

FEDERAL NATIONAL MORTGAGE
ASSOCIATION -- 25.69%
 6.000% with various
  maturities to 11/01/23......       16,127,062      13,728,162
 6.500% due 05/01/08..........       13,217,197      12,263,048
 7.000% due 04/01/08..........        3,889,611       3,696,298
 8.500% with various
  maturities to 09/01/24......        5,085,856       5,027,051
 9.750% due 02/10/99..........          125,000         125,681
 9.950% due 05/10/99..........          250,000         252,738
CMO -- Interest Only
 6.500% due 10/01/23..........       14,475,477       5,319,738
CMO -- Planned
  Amortization Class
 6.000% due 04/25/24..........        6,388,638       4,815,436
 6.500% with various
  maturities to 08/25/20......       11,660,000      10,073,969
 6.750% due 06/25/21..........        4,000,000       3,358,750
 7.000% due 05/25/20(A).......        3,700,000       3,132,859
 7.500% due 05/25/20..........          200,000         178,988
                                                    -----------
                                                     61,972,718

FINANCING CORPORATION -- 2.58%
 9.400% due 02/08/18..........        4,000,000       4,410,000
 9.650% due 11/02/18..........        1,600,000       1,806,000
                                                    -----------
                                                      6,216,000

TENNESSEE VALLEY
AUTHORITY -- 4.59%
 7.250% due 07/15/43..........        8,000,000       6,644,000
 7.850% due 06/15/44..........        5,000,000       4,432,050
                                                    -----------
                                                     11,076,050

U.S. TREASURY
SECURITIES -- 27.86%
Bonds
12.625% due 05/15/95(B).......       40,400,000      41,944,492
15.750% due 11/15/01..........       16,865,000      24,250,352
Notes
11.250% due 05/15/95(B).......        1,000,000       1,028,810
                                                    -----------
                                                     67,223,654

TOTAL U.S. GOVERNMENT
AND U.S. GOVERNMENT
AGENCY OBLIGATIONS
(Cost $217,385,536)...........                      204,268,975

FOREIGN BONDS -- 10.10%

U.S. DOLLAR DENOMINATED
FOREIGN GOVERNMENT
BONDS -- 10.10%
Argentina (Republic of)
 Notes Series L
 6.500% due 03/31/05(C)........       2,000,000       1,445,000
Brazil (Republic of)
 Notes IDU Series A-L
 6.063% due 01/01/01(C)........       2,940,000       2,407,125


Transamerica Government Income Fund
(Effective December 22, 1994, John Hancock Government Income Fund)

                           STATEMENT OF NET ASSETS

Continued


                                                        FACE
ISSUER                                                 AMOUNT          VALUE
--------------------------------------------------------------------------------
British Columbia Hydro & Power Authority
15.000% due 04/15/11.............................    3,900,000        4,514,250
15.500% due 11/15/11.............................    1,700,000        2,061,250

Hydro-Quebec Corp.
 8.250% with various maturities to 01/15/27......    2,000,000        1,833,750
 8.875% due 03/01/26.............................    2,000,000        1,962,500
 9.375% due 04/15/30.............................    2,000,000        2,052,500
11.750% due 02/01/12.............................      270,000          336,825
Province of Ontario, Canada
15.125% due 05/01/11.............................    1,345,000        1,568,606
17.000% due 11/05/11.............................    5,000,000        6,193,750
                                                                   ------------
TOTAL FOREIGN BONDS
(Cost $27,857,579)...............................                    24,375,556

MULTI-FAMILY MORTGAGE BACKED BONDS -- 3.78%
DLJ Mortgage Acceptance Corp.
 7.200% due 07/14/03.............................    4,856,909        4,521,479
 7.400% due 06/18/03.............................    4,909,808        4,589,137
                                                                   ------------
TOTAL MULTI-FAMILY MORTGAGE BACKED BONDS
(Cost $9,998,016)................................                     9,110,616
                                                                   ------------
TOTAL LONG-TERM OBLIGATIONS -- 98.54%
(Cost $255,241,131)..............................                   237,755,147

CASH AND OTHER ASSETS, LESS
 LIABILITIES -- 1.46%............................                     3,529,283
                                                                   ------------
NET ASSETS, at value, equivalent to $8.75 per
 share for 25,478 Class A Shares ($.01 par
 value) of capital stock outstanding and $8.75
 per share for 27,547,677 Class B Shares ($.01
 par value) of capital stock outstanding --
 100.00%.........................................                  $241,284,430
                                                                   ============

(A) Federal Home Loan Mortgage Corporation and Federal National Mortgage Association securities with a value of $7,718,559 owned by the Fund were designated as margin deposits for futures contracts at October 31, 1994.
(B) Long-term obligations that will mature in less than one year.
(C)  Floating rate security.

See Notes to Financial Statements.

Transamerica Government Income Fund
(effective December 22, 1994, John Hancock Government Income Fund)

        STATEMENT OF OPERATIONS / STATEMENTS OF CHANGES IN NET ASSETS

STATEMENT OF OPERATIONS
Year Ended October 31, 1994

INVESTMENT INCOME
Interest ...........................                  $ 23,940,679

EXPENSES
Distribution expenses
  (See Note D) .....................   $  2,685,334
Management fees ....................      1,728,997
Transfer agent fees ................        337,677
Administrative service fees ........        132,786
Custodian fees .....................         64,967
Registration fees ..................         64,878
Shareholder reports ................         59,668
Audit and legal fees ...............         47,962
Directors' fees and
  expenses .........................         26,069
Interest expense ...................         14,332
Miscellaneous ......................         38,909      5,201,579
                                       ------------   ------------
  NET INVESTMENT
    INCOME .........................                    18,739,100

REALIZED AND UNREALIZED
GAIN (LOSS) ON SECURITIES
Net realized gain (loss) on:
  Investments .......................   (10,308,076)
  Futures contracts .................    (2,190,367)
  Forward currency
    contracts .......................       426,179    (12,072,264)
                                       ------------
Net change in
  unrealized appreciation
  (depreciation) of:
  Investments .......................   (25,329,099)
  Futures contracts .................       404,876
  Forward currency
    contracts .......................        19,551    (24,904,672)
                                       ------------   ------------
NET REALIZED AND
  UNREALIZED LOSS ON
  SECURITIES ........................                  (36,976,936)
                                                      ------------
DECREASE IN NET ASSETS
  RESULTING FROM
  OPERATIONS.........................                 $(18,237,836)
                                                      ============

STATEMENTS OF CHANGES IN NET ASSETS

                                          YEAR ENDED OCTOBER 31,
                                       ---------------------------
                                           1994           1993
                                       ------------    -----------
OPERATIONS
Net investment income ...............  $ 18,739,100    $18,614,695
Net realized gain (loss) on
  securities ........................   (12,072,264)       774,222
Net change in unrealized
  appreciation
  (depreciation) of
  securities ........................   (24,904,672)     5,274,938
                                       ------------   ------------
Increase (decrease) in
  net assets resulting
  from operations ...................   (18,237,836)    24,663,855

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income --
  Class A ...........................        (1,228)             -
  Class B ...........................   (18,621,004)   (18,900,217)
Net realized gain on
  securities -- Class B .............      (730,403)             -
                                       ------------   ------------
Total distributions to
  shareholders ......................   (19,352,635)   (18,900,217)

CAPITAL SHARE
TRANSACTIONS
Increase (decrease) in
  capital shares
  outstanding .......................   (14,538,382)    62,109,749
                                       ------------   ------------
Increase (decrease) in
  net assets ........................   (52,128,853)    67,873,387

NET ASSETS
Beginning of year ...................   293,413,283    225,539,896
                                       ------------   ------------
End of year .........................  $241,284,430   $293,413,283
                                       ============   ============


See Notes to Financial Statements.


                             FINANCIAL HIGHLIGHTS


                                                        CLASS A SHARES                         CLASS B SHARES
                                                        --------------   -------------------------------------------------------
                                                         PERIOD FROM
                                                        SEPTEMBER 30,
                                                           1994 TO                         YEAR ENDED OCTOBER 31,
                                                         OCTOBER 31,     -------------------------------------------------------
                                                           1994(1)         1994        1993        1992        1991        1990
                                                        --------------   --------    --------    --------    --------    -------
Per share income and capital changes for a share
  outstanding during each period:
Net asset value, beginning of period.....................  $  8.85       $  10.05    $   9.83    $   9.79    $   9.37    $  9.98

INCOME FROM INVESTMENT OPERATIONS
Net investment income...................................      0.06           0.65        0.70        0.80        0.89       0.88
Net realized and unrealized gain (loss) on securities...     (0.10)         (1.28)       0.24        0.03        0.40      (0.54)
                                                           -------       --------    --------    --------    --------    -------
    Total from Investment Operations....................     (0.04)         (0.63)       0.94        0.83        1.29       0.34

LESS DISTRIBUTIONS
Dividends from net investment income....................     (0.06)         (0.65)      (0.72)      (0.79)      (0.87)     (0.95)
Distributions from realized gains........................        -          (0.02)          -           -           -          -
                                                           -------       --------    --------    --------    --------    -------
    Total Distributions.................................     (0.06)         (0.67)      (0.72)      (0.79)      (0.87)     (0.95)
                                                           -------       --------    --------    --------    --------    -------
Net asset value, end of period..........................   $  8.75       $   8.75    $  10.05    $   9.83    $   9.79    $  9.37
                                                           =======       ========    ========    ========    ========    =======
TOTAL RETURN (2).......................................      (0.45)%        (6.42)%      9.86%       8.81%      14.38%      3.71%
                                                           =======       ========    ========    ========    ========    =======
RATIOS AND SUPPLEMENTAL DATA
Ratio of operating expenses to average net assets.......      0.12%          1.93%       2.00%       2.00%       2.00%      2.04%
Ratio of interest expense to average net assets.........         -           0.01%       0.01%       0.15%          -          -
                                                           -------       --------    --------    --------    --------    -------
Ratio of total expenses to average net assets...........      0.12%          1.94%       2.01%       2.15%       2.00%      2.04%
Ratio of expense reimbursement to average net assets....         -              -           -           -           -      (0.04)%
                                                           -------       --------    --------    --------    --------    -------
Ratio of net expenses to average net assets.............      0.12%          1.94%       2.01%       2.15%       2.00%      2.00%
                                                           =======       ========    ========    ========    ========    =======
Ratio of net investment income to average net assets....      0.71%          6.98%       7.06%       8.03%       9.09%      9.22%
Portfolio turnover......................................        92%            92%        138%        112%        162%        83%
Net Assets, end of period (in thousands)................   $   223       $241,061    $293,413    $225,540    $129,014    $64,707
Debt outstanding at end of period (in thousands)(3).....   $     0       $      0    $      0    $      0           -          -
Average daily amount of debt outstanding during
  the period (in thousands)(3)..........................   $   349       $    349    $    503    $  6,484           -          -
Average monthly number of shares outstanding during
  the period (in thousands).............................    28,696         28,696      26,378      18,572           -          -
Average daily amount of debt outstanding per share
  during the period(3)..................................   $  0.01       $   0.01    $   0.02    $   0.35           -          -

(1) Financial highlights, including total return, have not been annualized. Portfolio turnover and information regarding debt outstanding are for the year ended October 31, 1994 and are not class specific.
(2) Total return does not include the effect of the initial sales charge for Class A Shares nor the contingent deferred sales charge for Class B Shares.
(3) Debt outstanding consists of reverse repurchase agreements entered into during the period.

See Notes to Financial Statements.

Transamerica Government Income Fund
(effective December 22, 1994, John Hancock Government Income Fund)

                        NOTES TO FINANCIAL STATEMENTS

October 31, 1994

NOTE A  -  SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series, Inc. (the "Issuer"), formerly Transamerica Special Series, Inc., is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Issuer operates as a series fund, currently issuing six series of shares. On May 20, 1994, the shareholders of the Issuer approved changes to the name of the Issuer and to the names of each of the series of the Issuer. These changes became effective on June 15, 1994.

        Transamerica Government Income Fund (the "Fund"), formerly Transamerica Special Government Income Fund, is one of the series of the Issuer. The Fund made its initial offering of shares to the public on February 23, 1988. On September 30, 1994, the Fund commenced issuing a second class of shares. The new Class A Shares are subject to an initial sales charge of up to 4.75% and a 12b-1 distribution plan and the Class B Shares are subject to a contingent deferred sales charge and a separate 12b-1 distribution plan. The following is a summary of significant accounting policies consistently followed by the Fund.
        (1) The Fund values its debt securities at quotations provided by pricing services and market makers. Interest rate futures contracts and options on interest rate futures are valued based on their daily settlement price. Securities which are not traded on U.S. markets, forward currency contracts and other assets and liabilities stated in foreign currency are translated into U.S. dollar equivalents based on quoted exchange rates. Securities for which market quotations are not readily available are valued at a fair value as determined in good faith by the Issuer's Board of Directors. Short-term investments are valued at amortized cost (original cost plus amortized discount or accrued interest).
        (2) The premium paid by the Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked to market" to reflect the current market value of the option purchased. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain (loss) if the proceeds from the sale are greater (less) than the cost of the option purchased. If the Fund exercises a put option, it realizes a gain or a loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.
        (3) The Fund may enter into futures contracts for delayed delivery of securities on a future date at a specified price. Initial margin deposits made upon entering into futures contracts are maintained by the Fund's custodian in segregated asset accounts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
        (4) The Fund may enter into reverse repurchase agreements which involve the sale of securities held by the Fund to a bank or securities firm with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund and the Fund will use the proceeds obtained from the sale of securities to purchase other investments.
        (5) Security transactions are accounted for on the trade date. Interest income is accrued daily. Debt discounts are amortized using the straight-line method. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial reporting and federal income tax purposes.
        (6) Income dividends are declared daily by the Fund and paid or reinvested at net asset value monthly. Other distributions are recorded on the ex-dividend date and may be reinvested at net asset value. Income distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions payable to shareholders at October 31, 1994 were $711,439.
        (7) No provision for federal income taxes has been made since it is the Fund's intention to distribute all of its taxable income and profits to its shareholders and to comply with the requirements applicable to regulated investment companies and the minimum distribution requirements of the Internal Revenue Code. The Fund's tax year end is December 31.
        (8) On a daily basis, income, unrealized and realized gains and losses, and expenses which are not class specific are allocated to each class based on their respective relative net assets. Class specific expenses, such as distribution expenses, are applied to the class to which they are attributed.

Transamerica Government Income Fund
(effective December 22, 1994, John Hancock Government Income Fund)

                        NOTES TO FINANCIAL STATEMENTS

Continued

NOTE A  (Continued)

        (9) With respect to U.S. government and U.S. government agency securities in which the Fund may invest, only U.S. Treasury and Government National Mortgage Association (GNMA) issues are backed by the full faith and credit of the U.S. government. All other government issues are backed by the issuing agencies and their general ability to borrow from the U.S. government. Options and futures contracts on U.S. government securities are not issues of, nor guaranteed by the U.S. government or its agencies.

        (10) The Fund reports custodian fees net of credits and charges resulting from cash positions in the custodial accounts greater than or less than the amounts required to settle portfolio transactions. For the year ended October 31, 1994, these amounts were $14,301 and $13,948, respectively.

NOTE B  -  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's management fee is payable monthly to Transamerica Fund Management Company (the "Investment Adviser") and is calculated based on the following schedule:

              AVERAGE DAILY
               NET ASSETS                            ANNUAL RATE
              -------------                          -----------
              First $200 million                        0.650%
              Next $300 million                         0.625%
              Over $500 million                         0.600%

        At October 31, 1994, the management fee payable to the Investment Adviser was $133,624.

        The Investment Adviser provides administrative services to the Fund pursuant to an administrative service agreement. During the year ended October 31, 1994, the Fund paid or accrued $107,246 for these services, of which $9,471 was payable at October 31, 1994.

        Transamerica Fund Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, is the principal underwriter of the Fund. At October 31, 1994, receivables from and payables to the Distributor for Fund share transactions were $61,205 and $671,881, respectively.

        The Fund paid no compensation directly to any officer. Certain officers and a director of the Issuer are affiliated with the Investment Adviser.

        During the year ended October 31, 1994, the Fund paid legal fees of $9,618 to Baker & Botts. A partner with Baker & Botts is an officer of the Issuer.

NOTE C  -  COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

        During the year ended October 31, 1994, purchases and sales of securities, other than short-term obligations, aggregated $244,231,077 and $259,987,372, respectively. At October 31, 1994, payables to brokers for securities purchased were $2,500,605.

        At October 31, 1994, the identified cost of investments owned is the same for both financial reporting and federal income tax purposes. At October 31, 1994, the gross unrealized appreciation and gross unrealized depreciation of investments and futures contracts for federal income tax purposes were $920,652 and $17,993,511, respectively.

        Futures contracts which were open at October 31, 1994, were as follows:

DELIVERY                      NUMBER OF      UNREALIZED
MONTH/YEAR/COMMITMENT        CONTRACTS(1)   APPRECIATION
--------------------------   ------------   ------------
U.S. Treasury Ten Year
  Note Futures
  Dec/94/short                    135         $366,094
U.S. Treasury Bond Futures
  Dec/94/short                     70           47,031
                                  ---         --------
                                  205         $413,125
                                  ===         ========

(1) Each contract represents $100,000 in par value.

NOTE D  -  PLAN OF DISTRIBUTION

Pursuant to Rule 12b-1 of the Investment Company Act of 1940, the Fund is authorized under separate distribution plans to finance activities related to the distribution of its Class A and Class B Shares (the "Class A Plan" and the "Class B Plan," respectively). The distribution plans, together with the initial sales charge on Class A Shares and the contingent deferred sales charge on Class B Shares, comply with the regulations covering maximum sales charges assessed by mutual funds distributed through securities dealers that are NASD members.

        The Class A Plan and the Class B Plan permit each class to make payments to the Distributor up to 0.25% annually of average daily net assets for certain distribution costs such as service fees paid to dealers, production and distribution of prospectuses to prospective investors, services provided to new and existing shareholders and other distribution related activities. During the period September 30, 1994 to

Transamerica Government Income Fund
(effective December 22, 1994, John Hancock Government Income Fund)

                       NOTES TO FINANCIAL STATEMENTS
Continued

NOTE D  (Continued)

October 31, 1994, Class A made payments to the Distributor of $37 or 0.02% related to the above activities. During the year ended October 31, 1994, Class B made payments of $671,915 or 0.25% related to these activities.

        The Class B Plan also permits Class B to reimburse the Distributor up to 0.75% annually of average daily net assets for costs related to compensation paid to securities dealers, in place of an initial sales charge to investors, on the sale of Class B Shares. These costs are based upon a commission payment charge of 5% of the value of Class B Shares sold (excluding shares acquired through reinvestment), reduced by the amount of contingent deferred sales charges (CDSC) that have been received by the Distributor on redemptions of Class B Shares. These costs also include a charge of interest (carrying charge) at an annual rate of 1% over the prevailing prime rate to the extent cumulative commission payment charges, plus any previous carrying charges, less CDSC received by the Distributor, have not been paid in full by the Fund. For the year ended October 31, 1994, Class B reimbursed the Distributor $2,013,382 or 0.75% for such costs. For the year ended October 31, 1994, the Distributor received $766,358 in CDSC. At October 31, 1994, the balance of unrecovered costs was $10,485,386.

        At October 31, 1994, Class A had $37 and Class B had $265,299 payable to the Distributor pursuant to the above distribution plans.

                        _____________________________


NOTE E  -  CAPITAL AND RELATED TRANSACTIONS

A summary of the capital stock transactions follows:

                                                                               Year Ended October 31,
                                                            ------------------------------------------------------------
                                                                     1994(1)                           1993
                                                            ---------------------------      ---------------------------
                                                              Shares         Dollars           Shares          Dollars
                                                            ----------     ------------      ----------     ------------
Shares sold--Class A.....................................       25,409     $    223,359               -                -
Shares sold--Class B.....................................    4,611,686       43,702,215      10,924,803     $108,497,899
Shares issued in reinvestment of distributions--Class A..           69              606               -                -
Shares issued in reinvestment of distributions--Class B..    1,061,434        9,872,309         993,283        9,861,880
Shares redeemed--Class A.................................            -                -               -                -
Shares redeemed--Class B.................................   (7,326,339)     (68,336,871)     (5,650,502)     (56,250,030)
                                                            ----------     ------------      ----------     ------------
Net increase (decrease) in capital shares outstanding....   (1,627,741)    $(14,538,382)      6,267,584     $ 62,109,749
                                                            ==========     ============      ==========     ============

(1) Class A share transactions are for the period September 30, 1994 to October 31, 1994.

The components of net assets at October 31, 1994, are as follows:

Capital paid-in (350,000,000 shares authorized)..........................................................  $271,079,720
Accumulated net realized loss on investments, futures contracts and forward currency contracts...........   (12,722,431)
Net unrealized depreciation of investments and futures contracts.........................................   (17,072,859)
                                                                                                           ------------
NET ASSETS...............................................................................................  $241,284,430
                                                                                                           ============

                          REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors
John Hancock Government Income Fund,
  a series of Transamerica Series, Inc.

        We have audited the accompanying statement of net assets of John Hancock Government Income Fund (formerly Transamerica Government Income Fund), a series of John Hancock Series, Inc. (formerly Transamerica Special Series, Inc.), as of October 31, 1994, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1994, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of John Hancock Government Income Fund, a series of John Hancock Series, Inc., at October 31, 1994, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


                                                  Ernst & Young LLP


Houston, Texas
December 2, 1994

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Government Income Fund

THE STATEMENT OF ASSETS AND LIABILITIES IS THE FUND'S BALANCE SHEET AND SHOWS THE VALUE OF WHAT THE FUND OWNS, IS DUE AND OWES ON APRIL 30, 1995. YOU'LL ALSO FIND THE NET ASSET VALUE AND THE MAXIMUM OFFERING PRICE PER SHARE AS OF THAT DATE.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 1995 (Unaudited)
------------------------------------------------------------------------
ASSETS:
 Investments at value - Note C:
   U.S. government and agencies securities
     (cost - $193,972,895)...............................   $193,669,454
   Foreign government bonds (cost - $28,574,874)              24,964,493
   Multi-family mortgage backed bonds
     (cost - $9,896,545).................................      9,320,670
   Joint repurchase agreement ($230,000).................        230,000
   Corporate savings account.............................            452
                                                            ------------
                                                             228,185,069
 Receivable for shares sold..............................        248,044
 Receivable for investments sold.........................          1,041
 Interest receivable.....................................      5,684,300
 Other assets............................................        105,050
                                                            ------------
                    Total Assets.........................    234,223,504
                    ----------------------------------------------------

LIABILITIES:
 Dividend payable........................................        582,590
 Payable for shares repurchased..........................        410,172
 Payable to John Hancock Advisers, Inc. and
   affiliates - Note B...................................        118,032
 Accounts payable and accrued expenses...................        119,217
                                                            ------------
                    Total Liabilities....................      1,230,011
                    ----------------------------------------------------

NET ASSETS:
 Capital paid-in.........................................    257,949,685
 Accumulated net realized loss on investments and
   financial futures contracts...........................    (19,956,438)
 Net unrealized depreciation of investments and
   financial futures contracts...........................     (4,429,384)
 Distributions in excess of net investment income .......       (570,370)
                                                            ------------
                    Net Assets...........................   $232,993,493
                    ====================================================

NET ASSET VALUE PER SHARE:
  (Based on net assets and shares of beneficial
  interest outstanding - 350,000,000 shares authorized
  with $0.01 per share par value, respectively)
 Class A - $528,362/59,048...............................   $       8.95
 =======================================================================
 Class B - $232,465,131/25,974,481.......................   $       8.95
 =======================================================================
MAXIMUM OFFERING PRICE PER SHARE*
 Class A - ($8.95 x 105.03%).............................   $       9.40
 =======================================================================

* On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.


THE STATEMENT OF OPERATIONS SUMMARIZES THE FUND'S INVESTMENT INCOME EARNED AND EXPENSES INCURRED IN OPERATING THE FUND. IT ALSO SHOWS NET GAINS (LOSSES) FOR THE PERIOD STATED.

STATEMENT OF OPERATIONS
Six months ended April 30, 1995 (Unaudited)
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest..................................................    $11,109,546
                                                               -----------

 Expenses:
   Distribution/service fee - Note B
    Class A................................................            331
    Class B................................................      1,151,100
   Investment management fee - Note B......................        744,785
   Transfer agent fee......................................        178,409
   Interest expense........................................         54,175
   Custodian fee...........................................         39,618
   Auditing fee............................................         36,974
   Registration and filing fees............................         30,188
   Miscellaneous...........................................         13,687
   Trustees' fees..........................................         13,643
   Printing................................................          9,246
   Advisory board fee......................................          8,694
   Legal fees..............................................          8,265
                                                               -----------
                    Total Expenses.........................      2,289,115
                    ------------------------------------------------------
                    Net Investment Income..................      8,820,431
                    ------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FINANCIAL FUTURES CONTRACTS:
 Net realized loss on investments sold.....................     (7,392,486)
 Net realized loss on financial futures contracts                 (257,031)
 Change in net unrealized appreciation/depreciation
   of investments..........................................     12,996,287
 Change in net unrealized appreciation/depreciation
   of financial futures contracts..........................       (352,813)
                                                               -----------
                    Net Realized and Unrealized
                    Gain on Investments and
                    Financial Futures Contracts............      4,993,957
                    ------------------------------------------------------
                    Net Increase in Net Assets
                    Resulting from Operations..............    $13,814,388
                    ======================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Government Income Fund

STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------
                                                                             SIX MONTHS ENDED       YEAR ENDED
                                                                              APRIL 30, 1995        OCTOBER 31,
                                                                                (UNAUDITED)            1994
                                                                             ----------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ....................................................    $  8,820,431       $ 18,739,100
 Net realized loss on investments sold and financial futures contracts ....      (7,649,517)       (12,072,264)
 Change in net unrealized appreciation/depreciation of investments ........      12,643,474        (24,904,672)
                                                                               ------------       ------------
   Net Increase (Decrease) in Net Assets Resulting from Operations ........      13,814,388        (18,237,836)
                                                                               ------------       ------------


DISTRIBUTIONS TO SHAREHOLDERS:
 Dividends from net investment income
   Class A - ($0.3600 and $0.0600 per share, respectively) ................         (10,739)            (1,228)
   Class B - ($0.3270 and $0.6500 per share, respectively) ................      (8,652,273)       (18,621,004)
 Distributions from net realized gain on investments sold
  and financial futures contracts
   Class B - (none and $0.0200 per share, respectively) ...................            --             (730,403)
                                                                               ------------       ------------
   Total Distributions to Shareholders ....................................      (8,663,012)       (19,352,635)
                                                                               ------------       ------------
FROM FUND SHARE TRANSACTIONS -- NET* ......................................     (13,442,313)       (14,538,382)
                                                                               ------------       ------------
NET ASSETS:
 Beginning of period ......................................................     241,284,430        293,413,283
                                                                               ------------       ------------
 End of period (including distibutions in excess of net investment income
   of $570,370 and $727,789, respectively) ................................    $232,993,493       $241,284,430
                                                                               ============       ============

* ANALYSIS OF FUND SHARE TRANSACTIONS:

                                                           SIX MONTHS ENDED                        YEAR ENDED
                                                            APRIL 30, 1995                         OCTOBER 31,
                                                             (UNAUDITED)                              1994
                                                      -----------------------------       -------------------------------
                                                       SHARES             AMOUNT            SHARES             AMOUNT
CLASS A**                                             ---------        ------------       -----------       -------------

Shares sold .....................................        43,782        $    388,329            25,409        $    223,359
 Shares issued to shareholders in reinvestment
   of distributions .............................           311               2,736                69                 606
                                                     ----------        ------------        ----------        ------------
                                                         44,093             391,065            25,478             223,965
 Less shares repurchased ........................       (10,523)            (91,772)             --                  --
                                                     ----------        ------------        ----------        ------------
 Net increase ...................................        33,570        $    299,293            25,478        $    223,965
                                                     ==========        ============        ==========        ============
CLASS B
 Shares sold ....................................     1,476,867        $ 12,978,783         4,611,686        $ 43,702,215
 Shares issued to shareholders in reinvestment
   of distributions .............................       514,520           4,527,495         1,061,434           9,872,309
                                                     ----------        ------------        ----------        ------------
                                                      1,991,387          17,506,278         5,673,120          53,574,524
 Less shares repurchased ........................    (3,564,583)        (31,247,884)       (7,326,339)        (68,336,871)
                                                     ----------        ------------        ----------        ------------
 Net decrease ...................................    (1,573,196)       ($13,741,606)       (1,653,219)       ($14,762,347)
                                                     ==========        ============        ==========        ============

** Class A shares commenced operations on September 30, 1994.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Government Income Fund

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are as follows:
--------------------------------------------------------------------------------------------------------------
                                                                                              FOR THE PERIOD
                                                                                            SEPTEMBER 30, 1994
                                                                    SIX MONTHS ENDED         (COMMENCEMENT OF
                                                                     APRIL 30, 1995           OPERATIONS) TO
                                                                     (UNAUDITED)(a)          OCTOBER 31, 1994
                                                                    ----------------        ------------------
CLASS A
PER SHARE OPERATING PERFORMANCE
 Net Asset Value, Beginning of Period ...........................           $8.75                    $8.85
                                                                           ------                   ------
 Net Investment Income ..........................................            0.33(b)                  0.06
 Net Realized and Unrealized Gain (Loss) on
   Investments and Financial Futures Contracts ..................            0.23                    (0.10)
                                                                           ------                   ------
   Total from Investment Operations .............................            0.56                    (0.04)
 Less Distributions:
 Dividends from Net Investment Income ...........................           (0.36)                   (0.06)
                                                                           ------                   ------
 Net Asset Value, End of Period .................................           $8.95                    $8.75
                                                                           ======                   ======
 Total Investment Return at Net Asset Value .....................            6.54%                   (0.45%)
 Total Adjusted Investment Return at Net Asset Value ............            6.52%                   (0.46%)

RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period (000's omitted) ......................            $528                     $223
 Ratio of Adjusted Expenses to Average Net Assets (c) ...........            1.19%*                   0.12%
 Ratio of Adjusted Net Investment Income to Average Net Assets...            8.45%*                   0.71%
 Portfolio Turnover Rate ........................................              49%                      92%



THE FINANCIAL HIGHLIGHTS SUMMARIZE THE IMPACT OF THE FOLLOWING FACTORS ON A SINGLE SHARE FOR THE PERIODS INDICATED: THE NET INVESTMENT INCOME, GAINS (LOSSES), DISTRIBUTIONS, AND TOTAL INVESTMENT RETURN OF THE FUND. IT SHOWS HOW THE FUND'S NET ASSET VALUE FOR A SHARE HAS CHANGED SINCE THE END OF THE PREVIOUS PERIOD. ADDITIONALLY, IMPORTANT RELATIONSHIPS BETWEEN SOME ITEMS PRESENTED IN THE FINANCIAL STATEMENTS ARE EXPRESSED IN RATIO FORM.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Government Income Fund

FINANCIAL HIGHLIGHTS (continued)
------------------------------------------------------------------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                        YEAR ENDED OCTOBER 31,
                                                         APRIL 30, 1995  -----------------------------------------------------
                                                         (UNAUDITED)(a)    1994        1993        1992       1991       1990
                                                         --------------  ---------   --------    --------   --------   -------

CLASS B
PER SHARE OPERATING PERFORMANCE
 Net Asset Value, Beginning of Period ..................   $   8.75      $  10.05    $   9.83    $   9.79   $   9.37   $  9.98
                                                           --------      --------     -------    --------   --------   -------
 Net Investment Income .................................       0.33(b)       0.65        0.70        0.80       0.89      0.88
 Net Realized and Unrealized Gain (Loss) on
   Investments and Financial Futures Contracts .........       0.20         (1.28)       0.24        0.03       0.40     (0.54)
                                                           --------      --------     -------    --------   --------   -------
   Total from Investment Operations ....................       0.53         (0.63)       0.94        0.83       1.29      0.34
                                                           --------      --------     -------    --------   --------   -------
 Less Distributions:
 Dividends from Net Investment Income ..................      (0.33)        (0.65)      (0.72)      (0.79)     (0.87)    (0.95)
 Distributions from Net Realized Gains on Investments
   Sold and Financial Futures Contracts ................       --           (0.02)       --          --         --        --
                                                           --------      --------    --------    --------   --------   -------
   Total Distributions .................................      (0.33)        (0.67)      (0.72)      (0.79)     (0.87)    (0.95)
                                                           --------      --------    --------    --------   --------   -------
 Net Asset Value, End of Period ........................   $   8.95      $   8.75    $  10.05    $   9.83   $   9.79   $  9.37
                                                           ========      ========    ========    ========   ========   =======
 Total Investment Return at Net Asset Value ............       6.15%        (6.42%)      9.86%       8.81%     14.38%     3.71%
 Total Adjusted Investment Return at Net Asset Value ...       6.13%        (6.43%)      9.85%       8.66%      --        --

RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period (000's omitted) .............   $232,465      $241,061    $293,413    $225,540   $129,014   $64,707
 Ratio of Expenses to Average Net Assets (c) ...........       1.94%*        1.93%       2.00%       2.00%      2.00%     2.00%(d)
 Ratio of Net Investment Income to Average Net Assets ..       7.70%*        6.98%       7.06%       8.03%      9.09%     9.22%(d)
 Portfolio Turnover Rate ...............................         49%           92%        138%        112%       162%       83%


  * On an annualized basis.
(a) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.
(b) On average month end shares outstanding.
(c) Excluding interest expense, which equalled 0.02% for the six months ended April 30, 1995, and 0.01%, 0.01% and 0.15% for the years ended October 31, 1994, 1993 and 1992, respectively.
(d) Reflects expense limitation in effect during the year ended October 31, 1990 (see Note B). As a result of such limitation, expenses of Class B shares for the year ended October 31, 1990 reflect a reduction of $0.02 per share. Absent of such reduction, the ratio of expenses to average net assets would have been 2.04% and the ratio of net investment income to average net assets would have been 9.18%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Government Income Fund

SCHEDULE OF INVESTMENTS
April 30, 1995 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------

THE SCHEDULE OF INVESTMENTS IS A COMPLETE LIST OF ALL SECURITIES OWNED BY
GOVERNMENT INCOME FUND ON APRIL 30, 1995. IT'S DIVIDED INTO FOUR MAIN
CATEGORIES:U.S. GOVERNMENT AND AGENCIES SECURITIES, FOREIGN GOVERNMENT BONDS,
MULTI-FAMILY MORTGAGE BACKED BONDS AND SHORT-TERM INVESTMENTS. SHORT-TERM
INVESTMENTS, WHICH REPRESENT THE FUND'S "CASH" POSITION, ARE LISTED LAST.

                                                                                                       PAR VALUE
                                                                             INTEREST     MATURITY      (000'S       MARKET
ISSUER, DESCRIPTION                                                            RATE         DATE        OMITTED)     VALUE
-------------------                                                          --------     --------     ---------     ------
U.S. GOVERNMENT AND AGENCIES SECURITIES
GOVERNMENTAL - U.S. (42.21%)
 Financing Corp.,
   Bond................................................................       9.400%      02-08-18     $ 4,000    $ 4,671,880
   Bond................................................................       9.650       11-02-18       1,600      1,920,000
 Tennessee Valley Authority,
   Pwr Bond 1993 Ser D.................................................       7.250       07-15-43       8,000      7,170,080
   Pwr Bond 1994 Ser A.................................................       7.850       06-15-44       5,000      4,785,200
 United States Treasury,
   Bond................................................................      12.625       05-15-95       8,150      8,167,849
   Bond................................................................      11.500       11-15-95*     17,770     18,236,487
   Bond................................................................      15.750       11-15-01      16,865     24,601,819
   Bond **.............................................................      11.625       11-15-04*     22,000     28,792,500
                                                                                                                  -----------
                                                                                                                   98,345,815
                                                                                                                  -----------

GOVERNMENTAL - U.S. AGENCIES (40.91%)
 Federal Home Loan Mortgage Corp.,
   30 Yr SF Pass Thru Ctf..............................................       7.750       11-01-08          33         33,021
   30 Yr SF Pass Thru Ctf..............................................       8.000       04-01-07          67         67,097
   CMO REMIC 1094-K....................................................       7.000       06-15-21       2,300      2,149,051
   CMO REMIC 1218-G....................................................       4.500       05-15-14       2,000      1,732,500
   CMO REMIC 1408-H....................................................       6.500       10-15-19       4,754      4,382,939
   CMO REMIC 1611-F....................................................       5.750       05-15-21      17,006     15,342,424
 Federal Judiciary Office Building,
   Zero Coupon Bond....................................................       0.000       02-15-01         250        164,500
 Federal National Mortgage Association,
   30 Yr SF Pass Thru Ctf..............................................       8.500       08-01-24 to   22,642     23,005,387
                                                                                          10-01-24
   GTD REMIC Pass Thru Ctf 1990-51- H..................................       7.500       05-25-20         200        193,312
   GTD REMIC Pass Thru Ctf 1990-58- J..................................       7.000       05-25-20       3,700      3,435,191
   GTD REMIC Pass Thru Ctf 1990-94- D..................................       6.500       08-25-20       1,660      1,514,750
   GTD REMIC Pass Thru Ctf 1991-56- M..................................       6.750       06-25-21       4,000      3,645,000
   GTD REMIC Pass Thru Ctf 1992-210-H..................................       6.500       03-25-19*     10,000      9,196,800
   GTD REMIC Pass Thru Ctf 1994-72-K...................................       6.000       04-25-24       6,389      5,082,928
   STRIP MBS Ser 249 Class 2...........................................       6.500       10-25-23       1,892        672,907
   Indexed Sinking Fund................................................       9.950       05-10-99*        131        131,363


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Government Income Fund

                                                                                                      PAR VALUE
                                                                             INTEREST    MATURITY      (000'S         MARKET
ISSUER, DESCRIPTION                                                            RATE        DATE       OMITTED)        VALUE
-------------------                                                          --------    --------     ---------       ------
GOVERNMENTAL - U.S. AGENCIES (CONTINUED)
 Government National Mortgage Association,
   30 Yr SF Pass Thru Ctf..............................................       8.000%    05-15-24 to   *$24,570     $ 24,574,469
                                                                                        08-15-24                   ------------
                                                                                                                     95,323,639
                                                                                                                   ------------
                          TOTAL U.S. GOVERNMENT AND AGENCIES SECURITIES
                                                    (Cost $193,972,895)                                 (83.12%)    193,669,454
                                                                                                       -------     ------------

FOREIGN GOVERNMENT BONDS
U.S. DOLLAR DENOMINATED FOREIGN GOVERNMENT BONDS (10.71%)
 Brazil, Republic of,
   Notes IDU Ser A-L...................................................       7.813#    01-01-01         2,940        2,227,050
 British Columbia Hydro and Power Auth.
   Bond Ser FG.........................................................      15.000     04-15-11         3,900        4,382,040
   Bond Ser FJ.........................................................      15.500     11-15-11         1,700        2,005,014
 Hydro-Quebec Corp.,
   Deb Ser GH..........................................................       8.250     04-15-26         1,000          975,210
   Deb Ser GQ..........................................................       8.250     01-15-27         1,000          977,040
   Deb Ser GF..........................................................       8.875     03-01-26         2,000        2,090,620
   Deb Ser HK..........................................................       9.375     04-15-30         2,000        2,197,480
   Deb Ser FU..........................................................      11.750     02-01-12           270          355,355
 International Bank for Reconstruction and Development,
   Forty Year Bond Ser 1986............................................       8.875     03-01-26*        2,000        2,231,980
 Ontario, Province of,
   30 Year Deb.........................................................      15.125     05-01-11         1,345        1,521,854
   30 Year Deb.........................................................      17.000     11-05-11         5,000        6,000,850
                                                                                                                   ------------
                                         TOTAL FOREIGN GOVERNMENT BONDS
                                                    (Cost $28,574,874 )                                 (10.71%)     24,964,493
                                                                                                       -------     ------------

MULTI-FAMILY MORTGAGE BACKED BONDS (4.00%)
 DLJ Mortgage Acceptance Corp.,
   CMO REMIC 1993-M10-A2...............................................       7.200     07-15-03         4,795       4,609,654
   CMO REMIC 1993-MF7-A1...............................................       7.400     06-18-03         4,872       4,711,016
                                                                                                                  ------------
                               TOTAL MULTI-FAMILY MORTGAGE BACKED BONDS
                                                      (Cost $9,896,545)                                  (4.00%)     9,320,670
                                                                                                       -------    ------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Government Income Fund

                                                                                                    PAR VALUE
                                                                            INTEREST    MATURITY     (000'S         MARKET
ISSUER, DESCRIPTION                                                           RATE        DATE       OMITTED)        VALUE
-------------------                                                         --------    --------    ---------       ------
SHORT-TERM INVESTMENTS
JOINT REPURCHASE AGREEMENT (0.10%)
 Investment in a joint repurchase agreement transaction
   with BT Securities Corp., Dated 04-28-95, Due 05-01-95
   (secured by U. S. Treasury Bond 10.75% Due 08-15-05 and
   by U.S. Treasury Note 6.875% Due 10-31-96) Note A...................       5.93%     05-01-95     $  230     $    230,000
                                                                                                                ------------

CORPORATE SAVINGS ACCOUNT (0.00%)
 Investors Bank & Trust Company
   Daily Interest Savings
   Account Current Rate 3.00%..........................................                                                  452
                                                                                                                ------------
                                           TOTAL SHORT-TERM INVESTMENTS                               (0.10%)        230,452
                                                                                                     ------     ------------
                                                      TOTAL INVESTMENTS                              (97.93%)   $228,185,069
                                                                                                     ======     ============

 * Securities, other than short-term investments, newly added to the portfolio during the period ended April 30, 1995.

** U.S. Treasury Bonds with a value of $11,947,579 owned by the Fund were designated as margin deposits for futures contracts at April 30, 1995.

 # Represents rate in effect on April 30, 1995.

The percentage shown for each investment category is the total value of that catgegory as a percentage of the net assets of the Fund.



                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

                   John Hancock Funds - Government Income Fund

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

John Hancock Series, Inc. (the "Trust") is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust consists of six series portfolios: John Hancock Government Income Fund (the "Fund"), John Hancock Emerging Growth Fund, John Hancock High Yield Tax Free Fund, John Hancock High Yield Bond Fund, John Hancock Money Market Fund B and John Hancock Global Resources Fund. The Trustees may authorize the creation of additional Funds from time to time to satisfy various investment objectives. Effective December 22, 1994 (see Note B), the Trust and Funds changed names by replacing the word Transamerica with John Hancock.

         The Trustees have authorized the issuance of two classes of shares of the Fund, designated as Class A and Class B. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemption, dividends, and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution/service expenses under the terms of a distribution plan have exclusive voting rights regarding such distribution plan. Class A Shares are subject to an initial sales charge of up to 4.50% and a 12b-1 distribution plan. Prior to May 15, 1995, the maximum sales charge was 4.75%. Class B Shares are subject to a contingent deferred sales charge and a separate 12b-1 distribution plan. On September 30, 1994, Class A shares were sold to commence class activity. Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

REVERSE REPURCHASE AGREEMENT Prior to December 22, 1994, the Fund entered into reverse repurchase agreements which involve the sale of securities held by the Fund to a bank or securities firm with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund and the Fund used the proceeds obtained from the sale of securities to purchase other investments. On December 22, 1994, the Fund discontinued investing in reverse repurchase agreements.

OPTIONS Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Purchased put or call over-the-counter options will be valued at the average of the "bid" prices obtained from two independent brokers. Written put or call over-the-counter options will be valued at the average of the "asked" prices obtained from two independent brokers. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the written option.

         The Fund may use option contracts to manage its exposure to the financial markets. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument and buying puts

                          NOTES TO FINANCIAL STATEMENTS

                   John Hancock Funds - Government Income Fund

and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

         The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

         Risks may also arise if counterparties do not perform under the contracts' terms, or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

         At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

         There were no written option transactions for the period ended April 30, 1995.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin", equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract will be valued at the official settlement price of the board of trade or U.S. commodities exchange. Subsequent payments, known as "variation margin", to and from the broker will be made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market", will be recorded by the Fund as unrealized gains or losses.

         When the contracts are closed, the Fund will recognize a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange.

         For Federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

         At April 30, 1995, open positions in financial futures contracts were as follows:


                                                          UNREALIZED
EXPIRATION           OPEN CONTRACTS        POSITION      APPRECIATION
----------           --------------        --------      -------------
JUNE 95           90 Treasury Bond(1)        LONG          $60,313
                                                           =======

(1) Each contract represents $100,000 in par value.

         At April 30, 1995, the Fund has deposited in a segregated account $9,129,000 par value of U.S. Treasury Bond, 11.625% due 11-15-04 to cover margin requirements on open financial futures contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked-to-market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected

                          NOTES TO FINANCIAL STATEMENTS

                   John Hancock Funds - Government Income Fund

in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk other than that offset by the currency amount of the underlying transaction.

         At April 30, 1995, there were no open forward foreign currency exchange contracts.

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S.dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/loss on investments are translated at the rates prevailing at the dates of the transactions.

         The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

         Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis for both financial reporting and federal income tax purposes.

DISCOUNT ON SECURITIES The Fund accretes discount from par value on securities from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required. The Fund's tax year end is December 31.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

         The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for effect of expenses that may be applied differently to each class as explained previously.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Fund.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution/service fees if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

RECLASSIFICATION Certain reclassifications have been made to 1994 amounts to permit comparisons to 1995 presentations.

                          NOTES TO FINANCIAL STATEMENTS

                   John Hancock Funds - Government Income Fund


NOTE B --
MANAGEMENT FEE, ADMINISTRATIVE
SERVICES AND TRANSACTIONS WITH AFFILIATES
AND OTHERS

On December 22, 1994, John Hancock Advisers, Inc. ("the Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, became the investment adviser for the Fund with approval of the Trustees and shareholders of the Fund. The Fund's former investment manager was Transamerica Fund Management Company ("TFMC").

         Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, to 0.650% of the first $200,000,000 of the Fund's average daily net asset value, 0.625% of the next $300,000,000 and 0.600% of the Fund's average daily net asset value in excess of $500,000,000. This fee structure is consistent with the former agreement with TFMC. For the period ended April 30, 1995, the advisory fee earned by the Adviser and TFMC amounted to $488,064 and $256,721, respectively, resulting in a total fee of $744,785.

         The Adviser and TFMC, for their respective periods, provided administrative services to the Fund pursuant to an administrative service agreement through January 16, 1995 on which day the agreement was terminated.

         In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000 and 1.5% of the remaining average daily net asset value.

         On December 22, 1994 John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser, became the principal underwriter of the Fund. Prior to this date, Transamerica Fund Distributors, Inc. ("TFD") served as the principal underwriter and distributor of the Fund. For the period ended April 30, 1995, JH Funds and TFD received net sales charges of $10,458 with regard to sales of Class A shares. Out of this amount, $1,121 was retained and used for printing prospectuses, advertising, sales literature and other purposes, and $9,337 was paid as sales commissions to unrelated broker-dealers.

         Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds, formerly TFD, and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended April 30, 1995, contingent deferred sales charges amounted to $654,605.

         In addition, to compensate JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A and Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments for distribution and service expenses which in total will not exceed on an annual basis 0.25% of the Fund's average daily net assets attributable to Class A shares and 1.00% of the Fund's average daily net assets attributable to Class B shares, to reimburse for its distribution/service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. This fee structure and plan is similar to the former arrangement with TFD.

         The Board of Trustees approved a shareholder servicing agreement between the Fund and John Hancock Investor Services Corporation ("Investor Services"), a wholly owned subsidiary of The Berkeley Financial Group, for the period between December 22, 1994 and May 12, 1995, inclusive under which Investor Services processed telephone transactions on behalf of the Fund. As of May 15, 1995, the Fund entered into a full service transfer agent agreement with Investor Services. Prior to this date The Shareholder Services Group

                         NOTES TO FINANCIAL STATEMENTS

                 John Hancock Funds - Government Income Fund


was the transfer agent. The Fund will pay Investor Services a fee based on transaction volume and number of shareholder accounts.

         A partner with Baker & Botts was an officer of the Trust until December 22, 1994. During the period ended April 30, 1995, legal fees paid to Baker & Botts amounted to $2,864.

         Mr. Edward J. Boudreau, Jr. is a director and officer of the Adviser and its affiliates as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund will make investments into other John Hancock funds, as applicable, to cover its liability with regard to the deferred compensation. Investments to cover the Fund's deferred compensation liability will be recorded on the Fund's books as other assets. The deferred compensation liability will be marked to market on a periodic basis and income earned by the investment will be recorded on the Fund's books.

         The Fund has an independent advisory board composed of certain members of the former Transamerica Board of Trustees who provide advice to the current Trustees in order to facilitate a smooth management transition for which the Fund pays the advisory board and its counsel a fee.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term obligations, during the period ended April 30, 1995 aggregated $142,813,070 and $158,520,564, respectively.

         The cost of investments owned at April 30, 1995 (including the joint repurchase agreement) for Federal income tax purposes was $232,674,314. Gross unrealized appreciation and depreciation of investments aggregated $3,856,408, and $8,346,105, respectively, resulting in net unrealized depreciation of $4,489,697.

Transamerica High Yield Bond Fund
(effective December 22, 1994, John Hancock High Yield Bond Fund)

                           STATEMENT OF NET ASSETS

October 31, 1994

                                          FACE
ISSUER                                   AMOUNT        VALUE
----------------------------------------------------------------
NON-CONVERTIBLE
CORPORATE DEBT  -  77.80%

CHEMICALS  -  0.89%
N.L. Industries Inc.
11.750% due 10/15/03................   $1,500,000    $ 1,530,000

COMMUNICATIONS & CABLE  -  7.27%
Cablevision Industries Corp.
 9.250% due 04/01/08................    3,000,000      2,670,000
10.750% due 01/30/02................    2,000,000      1,997,500
Cablevision Systems Corp.
 9.875% due 02/15/13................    2,000,000      1,865,000
Century Communications Corp.
Zero coupon due 03/15/03............    4,000,000      1,655,000
11.875% due 10/15/03................      700,000        738,500
Continental Cablevision Inc.
 9.500% due 08/01/13................    4,000,000      3,610,000
                                                     -----------
                                                      12,536,000
CONSUMER CYCLICALS  -  2.20%
Continental Homes Holding Corp.
12.000% due 08/01/99................    2,000,000      2,030,000
Miles Homes Services Inc.(A)
12.000% due 04/01/01................    2,000,000      1,768,000
                                                     -----------
                                                       3,798,000
CONSUMER GOODS & SERVICES  -  5.38%
All American Bottling Corp.
13.000% due 08/15/01................    1,840,000      1,846,900
Apparel Ventures, Inc.(B)
12.250% due 12/31/00................    1,500,000      1,425,000
Arcadian Partners L.P.
10.750% due 05/01/05................    1,500,000      1,468,125
Chattem Inc.(C)
12.750% due 06/15/04................    1,500,000      1,447,500
Fresh Del Monte Produce N.V.
10.000% due 05/01/03................    2,000,000      1,680,000
J.B. Williams Holdings Inc.
12.500% due 03/01/04................    1,000,000        960,000
Paul Harris Stores, Inc.
11.375% due 01/31/00................      452,300        450,039
                                                     -----------
                                                       9,277,564
ENERGY  -  15.09%
Dual Drilling Co.
 9.875% due 01/15/04................    3,750,000      3,525,000
Falcon Drilling Co., Inc.
 9.750% due 01/15/01................    2,500,000      2,440,625
Global Marine Inc.
12.750% due 12/15/99................    2,100,000      2,281,125
HS Resources, Inc.
 9.875% due 12/01/03................    2,581,000      2,426,140
Maxus Energy Corp.
11.080% due 05/15/01................    2,000,000      2,000,000
11.500% due 11/15/15................    2,000,000      1,997,500
Nuevo Energy Co.
12.500% due 06/15/02................    4,000,000      4,245,000
OPI International Inc.
12.875% due 07/15/02................    4,700,000      5,334,500
Wilrig AS
11.250% due 03/15/04................    2,000,000      1,765,000
                                                     -----------
                                                      26,014,890
FINANCIAL SERVICES  -  2.81%
American Financial Corp.
12.250% due 09/15/03................    2,250,000      2,317,500
Indah Kiat International Finance Co.
12.500% due 06/15/06................    2,500,000      2,521,875
                                                     -----------
                                                       4,839,375
GAMING & LODGING  -  6.57%
Boomtown Inc.
11.500% due 11/01/03................    2,600,000      2,210,000
Casino Magic Finance Corp.
11.500% due 10/15/01................    4,000,000      2,760,000
HWCC-Tunica, Inc.
13.500% due 09/30/98................    2,000,000      1,600,000

Transamerica High Yield Bond Fund
(effective December 22, 1994, John Hancock High Yield Bond Fund)

                           STATEMENT OF NET ASSETS

Continued

                                         FACE
ISSUER                                  AMOUNT          VALUE
----------------------------------------------------------------
Sahara Finance Corp.
12.125% due 08/31/96  . . . . . . . .  3,471,204       3,297,644
Trump Plaza Funding Inc.
10.875% due 06/15/01  . . . . . . . .  2,000,000       1,455,000
                                                      ----------
                                                      11,322,644

HEALTH CARE  -  6.19%
Abbey Healthcare Group, Inc.
  9.500% due 11/01/02 . . . . . . . .  2,200,000       2,013,000
Amerisource Distribution Corp.(D)
11.250% due 07/15/05  . . . . . . . .  2,112,500       2,051,766
General Medical Corp.(D)
12.125% due 08/15/05  . . . . . . . .  2,742,000       2,718,854
Healthtrust, Inc. - The Hospital Co.
8.750% due 03/15/05 . . . . . . . . .  4,000,000       3,895,000
                                                      ----------
                                                      10,678,620
INDUSTRIALS  -  6.54%
Grupo Industrial Durango S.A. de C.V.
12.000% due 07/15/01  . . . . . . . .  2,500,000       2,543,750
Rainy River Forest Products, Inc.
10.750% due 10/15/01  . . . . . . . .    500,000         499,375
Rexene Corp.
  9.000% due 11/15/99 . . . . . . . .  1,780,000       1,775,550
10.000% due 11/15/02(D) . . . . . . .  6,500,000       6,467,500
                                                      ----------
                                                      11,286,175

MEDIA & LEISURE  -  0.58%
Garden State Newspaper, Inc.
12.000% due 07/01/04  . . . . . . . .  1,000,000         992,500

METALS & MINING  -  6.88%
Geneva Steel Co.
  9.500% due 01/15/04 . . . . . . . .  1,000,000         890,000
Renco Metals Inc.
12.000% due 07/15/00  . . . . . . . .  2,000,000       1,875,000
Sheffield Steel Corp.
12.000% due 11/01/01  . . . . . . . .  5,125,000       4,996,875
Weirton Steel Corp.
10.875% due 10/15/99  . . . . . . . .  2,500,000       2,543,750
11.500% due 03/01/98  . . . . . . . .  1,500,000       1,554,375
                                                      ----------
                                                      11,860,000

PAPER & PACKAGING  -  3.47%
Container Corp. of America
11.250% due 05/01/04  . . . . . . . .  2,000,000       2,075,000
15.500% due 12/01/04(E) . . . . . . .  1,500,000       1,951,729
Crown Packaging Holdings Ltd.
10.750% due 11/01/00  . . . . . . . .  1,000,000       1,015,000
Stone Container Corp.
10.750% due 04/01/02  . . . . . . . .  1,000,000         945,000
                                                      ----------
                                                       5,986,729

RETAIL-FOOD & DRUG  -  9.21%
American Restaurant Group Inc.
12.000% due 09/15/98  . . . . . . . .  1,750,000       1,671,250
Farm Fresh Holdings Corp.(D)
14.250% due 10/01/02  . . . . . . . .  6,161,702       4,240,021
Farm Fresh Inc.
12.250% due 10/01/00  . . . . . . . .  1,000,000         865,000
Flagstar Corp.
10.750% due 09/15/01  . . . . . . . .  2,000,000       1,890,000
Food 4 Less Supermarkets Inc.
10.450% due 04/15/00  . . . . . . . .  2,000,000       1,970,000
13.750% due 06/15/01  . . . . . . . .  2,400,000       2,622,000
Victory Markets Inc.
12.500% due 03/15/00  . . . . . . . .    500,000         372,500
White Rose Foods Inc.
Zero coupon due 11/01/98  . . . . . .  4,000,000       2,255,000
                                                      ----------
                                                      15,885,771

TECHNOLOGY-RELATED  -  0.82%
Genicom Corp.
12.500% due 02/15/97  . . . . . . . .  1,500,000       1,410,000

TRANSPORTATION  -  0.68%
CHC Helicopter Corp.
11.500% due 07/15/02  . . . . . . . .  1,250,000       1,181,250


Transamerica High Yield Bond Fund
(effective December 22, 1994, John Hancock High Yield Bond Fund)

                           STATEMENT OF NET ASSETS

Continued

                                         FACE
ISSUER                                  AMOUNT           VALUE
-----------------------------------------------------------------
TRANSPORTATION
EQUIPMENT  -  3.22%
International Controls Corp.
12.750% due 08/01/01 ................. 2,435,000        2,435,000
14.500% due 01/01/06 ................. 3,132,000        3,116,340
                                                      -----------
                                                        5,551,340
                                                      -----------
TOTAL NON-CONVERTIBLE
CORPORATE DEBT
(Cost $138,195,215) ..................                134,150,858

DEFERRED INTEREST RATE
SETTING BONDS  -  6.98%

COMMUNICATIONS &
CABLE  -  0.52%
Nextel Communications, Inc.
Zero coupon to 02/15/99,
 9.750% due 08/15/04 ................  2,000,000          900,000

ENERGY  -  1.98%
Mesa Capital Corp.
Zero coupon to 06/30/95,
12.750% due 06/30/98 ................  4,000,000        3,420,000

INDUSTRIAL  -  1.35%
Indspec Chemical Corp.
Zero coupon to 12/01/98,
11.500% due 12/01/03 ................. 4,000,000        2,330,000

MEDIA & LEISURE  -  0.90%
Affiliated Newspaper
  Investments Inc.(F)
Zero coupon to 07/01/99,
13.250% due 07/01/06 ................. 3,000,000        1,552,500

PAPER & PACKAGING  -  1.25%
Crown Packaging
  Holdings Ltd.
Zero coupon to 11/01/00,
12.250% due 11/01/03 ................. 4,250,000        2,156,875

UTILITIES  -  0.98%
Celcaribe S.A.(G)
Zero coupon to 03/15/98,
13.500% due 03/15/04 ................. 2,000,000        1,679,988
                                                      -----------
TOTAL DEFERRED INTEREST
RATE SETTING BONDS
(Cost $12,932,727) ...................                 12,039,363

U.S. DOLLAR DENOMINATED
FOREIGN BONDS  -  3.20%

FOREIGN GOVERNMENT
BONDS  -  2.04%
Brazil (Republic of)
  Notes IDU Series A-L(H)
 6.063% due 01/01/01 ................. 1,960,000        1,604,750
Repackaged Argentina
  Domestic Securities Trust I
14.750% due 09/01/02 ................. 2,000,000        1,920,000
                                                      -----------
                                                        3,524,750
FOREIGN CORPORATE
BONDS  -  1.16%
NTN Capital Co., Ltd.
  Series A(I)(J)
12.360% due 04/05/95 ................. 2,000,000        2,000,000
                                                      -----------
TOTAL U.S. DOLLAR DENOMINATED
FOREIGN BONDS
(Cost $5,628,710) ....................                  5,524,750
                                                      -----------
TOTAL LONG-TERM
OBLIGATIONS  -  87.98%
(Cost $156,756,652) ..................                151,714,971

COMMON STOCKS  -  1.22%                   SHARES
                                         -------
RETAIL-FOOD & DRUG  -  0.02%
Farm Fresh Holdings Corp.* ...........     1,000           40,000

TRANSPORTATION  -  1.20%
America West Airlines, Inc.
  Class B* ...........................   170,793        2,070,865
                                                      -----------
TOTAL COMMON STOCKS
(Cost $2,398,100) ....................                  2,110,865

Transamerica High Yield Bond Fund
(effective December 22, 1994, John Hancock High Yield Bond Fund)

                           STATEMENT OF NET ASSETS

Continued


ISSUER/COMPANY                           SHARE         VALUE
----------------------------------------------------------------
FOREIGN DENOMINATED
PREFERRED STOCK  -  5.48%

FINANCIAL SERVICES  -  5.48%
Algoma Finance Corp.(K)
(Cost $9,191,465)....................      590,643     9,441,034

STOCK WARRANTS  -  0.18%                   WARRANTS
                                           --------
CONSUMER GOODS & SERVICES  -  0.01%
Browne Bottling Co.*(L) ............           237        12,324

GAMING & LODGING  -  0.01%
Boomtown Inc.*(M) ..................         1,500         7,500
Casino Magic Finance Corp.*(N)......         9,000         9,000
                                                       ---------
                                                          16,500
METALS & MINING  -  0.04%
Sheffield Steel Corp.*(O) ..........        22,500        67,500

PAPER & PACKAGING  -  0.09%
Crown Packaging Holdings Ltd.*(P)...         2,750       151,250

TRANSPORTATION  -  0.03%
CHC Helicopter Corp.*(Q)............        16,000        64,000
                                                       ---------
TOTAL STOCK WARRANTS
(Cost $37,500) ......................                    311,574

SHORT-TERM OBLIGATIONS  -  2.72%

COMMERCIAL PAPER  -  2.72%

CONSUMER GOODS & SERVICES  -  2.72%
Archer-Daniels-Midland Co.
 4.850% due 11/01/94
(Cost $4,685,000) ...................    4,685,000     4,685,000
                                                     -----------
TOTAL INVESTMENTS  -  97.58%
(Cost $173,068,717) .................                168,263,444

CASH AND OTHER ASSETS,
LESS LIABILITIES  -  2.42% ............                4,171,172
                                                     -----------
NET ASSETS, at value,
  equivalent to $7.33 per
  share for 1,594,818 Class A
  Shares ($.01 par value)
  of capital stock outstanding
  and $7.33 per share for
  21,913,963 Class B
  Shares ($.01 par value)
  of capital stock
  outstanding  -  100.00% ............               172,434,616
                                                     ===========

(A) Each $1,000 face amount of Miles Homes Services Inc. equals one unit, which consists of a bond and 12 warrants.
(B) Each $1,000 face amount of Apparel Ventures, Inc. equals one unit, which consists of a bond and one warrant.
(C) Each $1,000 face amount of Chattem Inc. equals one unit, which consists of a bond and one warrant.
(D) Payment-in-kind security. Coupon may be paid in cash or additional securities at discretion of the Issuer.
(E) Deferred interest security.
(F) Each $1,000 face amount of Affiliated Newspaper Investments Inc. equals one unit, which consists of a bond and one Affiliated Newspaper Investments Inc. common stock.
(G) Each $10,000 face amount of Celcaribe S.A. equals one unit, which consists of a bond and 1,626 shares of common stock.
(H) Floating rate security.
(I) Brazilian Indexed Dollar Securities.
(J) Long-term obligations that will mature in less than one year.
(K) Market value is in U.S. dollars.
(L) Each warrant entitles the holder to purchase one common share at an exercise price of $.01 and will expire on August 15, 2003.
(M) Each warrant entitles the holder to purchase one common share at an exercise price of $21.1875 and will expire on November 1, 1998.
(N) Each warrant entitles the holder to purchase one common share at an exercise price of $25 and will expire on October 14, 1996.
(O) Each warrant entitles the holder to purchase one common share at an exercise price of $.01 and will expire on November 1, 2001.
(P) Each warrant entitles the holder to purchase 0.257366 Class A common share at an exercise price prepaid by the company and will expire on October 15, 2003.
(Q) Each warrant entitles the holder to purchase one Class A Subordinate
    Voting share at an exercise price of $9.375 and will expire on December 15, 2000.

* Non-income producing.

See Notes to Financial Statements.

Transamerica High Yield Bond Fund
(effective December 22, 1994, John Hancock High Yield Bond Fund)

        STATEMENT OF OPERATIONS / STATEMENTS OF CHANGES IN NET ASSETS

STATEMENT OF OPERATIONS
Year Ended October 31, 1994

INVESTMENT INCOME
Interest ..........................                   $ 18,601,708
Dividends (net of foreign
  withholding taxes of $51,162) ...                        289,921
                                                      ------------
                                                        18,891,629
EXPENSES
Distribution expenses
  (see Note D) ....................    $1,604,168
Management fees ...................       976,834
Transfer agent fees ...............       224,568
Administrative service fees .......       100,822
Registration fees .................        54,607
Custodian fees ....................        44,634
Shareholder reports ...............        43,869
Audit and legal fees ..............        38,241
Directors' fees and expenses ......        25,464
Miscellaneous .....................        23,899        3,137,106
                                       ----------     ------------
  NET INVESTMENT INCOME                                 15,754,523

REALIZED AND UNREALIZED
LOSS ON INVESTMENTS
Net realized loss on investments ..                     (8,882,766)
Net change in unrealized
  depreciation of investments .....                     (9,524,936)
                                                      ------------
NET REALIZED AND UNREALIZED
  LOSS ON INVESTMENTS                                  (18,407,702)
                                                      ------------
DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $ (2,653,179)
                                                      ============


STATEMENTS OF CHANGES IN NET ASSETS

                                         YEAR ENDED OCTOBER 31,
                                       ---------------------------
                                           1994           1993
                                       ------------   ------------
OPERATIONS
Net investment income .............    $ 15,754,523   $ 13,088,016
Net realized gain (loss) on
  investments .....................      (8,882,766)     4,681,658
Net change in unrealized
  appreciation (depreciation)
  of investments ..................      (9,524,936)     7,261,729
                                       ------------   ------------
Increase (decrease) in net
  assets resulting from
  operations ......................      (2,653,179)    25,031,403

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income  -
  Class A .........................        (821,430)       (44,789)
  Class B .........................     (15,331,034)   (12,211,141)
Net realized gains  -
  Class A .........................         (18,900)             -
  Class B .........................        (870,444)             -
                                       ------------   ------------
Total distributions to
  shareholders ....................     (17,041,808)   (12,255,930)

CAPITAL SHARE TRANSACTIONS
Increase in capital shares
  outstanding .....................      35,571,332     45,222,622
                                       ------------   ------------
Increase in net assets ............      15,876,345     57,998,095

NET ASSETS
Beginning of year .................     156,558,271     98,560,176
                                       ------------   ------------
End of year .......................    $172,434,616   $156,558,271
                                       ============   ============
Undistributed Net Investment
  Income ..........................    $     86,246   $    393,074
                                       ============   ============

See Notes to Financial Statements.

                             FINANCIAL HIGHLIGHTS


                                                      CLASS A SHARES                            CLASS B SHARES
                                               ----------------------------  -----------------------------------------------------
                                                  YEAR        PERIOD FROM
                                                  ENDED      JUNE 30, 1993                   YEAR ENDED OCTOBER 31,
                                               OCTOBER 31,   TO OCTOBER 31,  -----------------------------------------------------
                                                 1994(1)         1993(2)      1994(1)      1993        1992       1991      1990
                                               -----------   --------------  --------    --------    -------    -------    -------
Per share income and capital changes for
  a shares outstanding during each period:
Net asset value, beginning of period........     $  8.23         $ 8.10      $  8.23     $   7.43    $  7.44    $  6.45    $  8.14

INCOME FROM INVESTMENT OPERATIONS
Net investment income.......................        0.80           0.33          0.74        0.80       0.87       0.98       1.09
Net realized and unrealized gain (loss)
  on investments............................       (0.83)          0.09         (0.83)       0.75      (0.04)      1.06      (1.68)
                                                 -------         ------      --------    --------    -------    -------    -------
  Total from Investment Operations..........       (0.03)          0.42         (0.09)       1.55       0.83       2.04      (0.59)

LESS DISTRIBUTIONS
Dividends from net investment income........       (0.82)         (0.29)        (0.76)      (0.75)     (0.84)     (0.98)     (1.09)
Distributions from realized gains...........       (0.05)             -         (0.05)          -          -          -          -
Returns of capital..........................           -              -             -           -          -      (0.07)     (0.01)
                                                 -------         ------      --------    --------    -------    -------    -------
  Total Distributions.......................       (0.87)         (0.29)        (0.81)      (0.75)     (0.84)     (1.05)     (1.10)
                                                 -------         ------      --------    --------    -------    -------    -------
Net asset value, end of period..............     $  7.33         $ 8.23      $   7.33    $   8.23    $  7.43    $  7.44    $  6.45
                                                 =======         ======      ========    ========    =======    =======    =======

TOTAL RETURN(3).............................       (0.59)%         4.96%        (1.33)%     21.76%     11.56%     34.21%     (8.04)%
                                                 =======         ======      ========    ========    =======    =======    =======
RATIOS AND SUPPLEMENTAL DATA
Ratio of expenses to average net assets.....        1.16%          0.31%         1.91%       2.08%      2.25%      2.24%      2.25%
Ratio of expense reimbursement to
  average net assets........................           -              -             -           -          -          -      (0.03)%
                                                 -------         ------      --------    --------    -------    -------    -------
Ratio of net expenses to average
  net assets................................        1.16%          0.31%         1.91%       2.08%      2.25%      2.24%      2.22%
                                                 =======         ======      ========    ========    =======    =======    =======
Ratio of net investment income to
  average net assets........................       10.14%          4.38%         9.39%      10.07%     11.09%     13.73%     14.59%
Portfolio turnover..........................         153%           204%          153%        204%       206         93%        96%
Net Assets, end of period (in thousands)....     $11,696         $2,344      $160,739    $154,214    $98,560    $72,023    $37,097

(1) Per share information has been calculated using the average number of shares outstanding.
(2) Financial highlights, including total return, have not been annualized. Portfolio turnover is for the year ended October 31, 1993.
(3) Total return does not include the effect of the initial sales charge for Class A Shares nor the contingent deferred sales charge for Class B Shares.




See Notes to Financial Statements.

High Yield Bond Fund
(effective December 22, 1994, John Hancock High Yield Bond Fund)

                        NOTES TO FINANCIAL STATEMENTS


October 31, 1994

NOTE A  -  SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series, Inc. (the "Issuer"), formerly Transamerica Special Series, Inc., is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Issuer operates as a series fund, currently issuing six series of shares. On May 20, 1994, the shareholders of the Issuer approved changes in the names of the Issuer and each series of the Issuer. These changes became effective on June 15, 1994.

        Transamerica High Yield Bond Fund (the "Fund"), formerly Transamerica Special High Yield Bond Fund, is one of the series of the Issuer. The Fund made its initial offering of shares to the public on October 26, 1987 and presently offers two classes of shares. Class A Shares are subject to an initial sales charge of up to 4.75% and a 12b-1 distribution plan and Class B Shares are subject to a contingent deferred sales charge and a separate 12b-1 distribution plan. The following is a summary of significant accounting policies consistently followed by the Fund.

        (1) The Fund values its debt securities at quotations provided by pricing services and market makers. Securities traded on stock exchanges or in the over-the-counter market are valued at the last sale price on the primary exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the mean between the most recent bid and asked prices. Options on interest rate futures are valued based on their daily settlement price. Securities which are not traded on U.S. markets, forward currency contracts, and other assets and liabilities stated in foreign currency are translated into U.S. dollar equivalents based on quoted exchange rates. Securities for which market quotations are not readily available are valued at a fair value as determined in good faith by the Issuer's Board of Directors. Short-term investments are valued at amortized cost (original cost plus amortized discount or accrued interest).

        (2) The premium paid by the Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked to market" to reflect the current market value of the option purchased. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain (loss) if the proceeds from the sale are greater (less) than the cost of the option purchased. If the Fund exercises a put option, it realizes a gain or a loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.

        (3) Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Debt discounts are amortized using the straight-line method. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial reporting and federal income tax purposes.

        (4) Income dividends are declared daily by the Fund and paid or reinvested at net asset value monthly. Other distributions are recorded on the ex-dividend date and may be reinvested at net asset value. Distributions payable to shareholders at October 31, 1994 were $944,207.

        Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the difference in the treatment of foreign currency gains and losses for tax and financial reporting purposes.

        (5) As described in the prospectus, the Fund may invest in debt securities that, at the time of purchase, are assigned to the lower rating categories of recognized rating agencies or are unrated by such agencies and therefore, may involve greater credit and/or interest rate risk.

        (6) No provision for federal income taxes has been made since it is the Fund's intention to distribute all of its taxable income and profits to its shareholders and to comply with the requirements applicable to regulated investment companies and the minimum distribution requirements of the Internal Revenue Code. The Fund's tax year end is December 31.

        (7) The Fund reports custodian fees net of credits and charges resulting from cash positions in the custodial accounts greater than or less than the amounts required to settle portfolio transactions. For the year ended October 31, 1994, these amounts were $12,355 and $12,820, respectively.

        (8) On a daily basis, income, unrealized and realized gains and losses, and expenses which are not class specific are allocated to each class based on their respective relative net assets. Class specific expenses, such as distribution expenses, are applied to the class to which they are attributed.

Transamerica High Yield Bond Fund
(effective December 22, 1994, John Hancock High Yield Bond Fund)

                        NOTES TO FINANCIAL STATEMENTS

Continued

NOTE B  -  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's management fee is payable monthly to Transamerica Fund Management Company (the "Investment Adviser") and is calculated based on the following schedule:

           AVERAGE DAILY
            NET ASSETS                       ANNUAL RATE
           -------------                     -----------
           First $75 million                   0.6250%
           Next $75 million                    0.5625%
           Over $150 million                   0.5000%

        At October 31, 1994, the management fee payable to the Investment Adviser was $85,355.

        The Investment Adviser provides administrative services to the Fund pursuant to an administrative service agreement. During the year ended October 31, 1994, the Fund paid or accrued $80,593 to the Investment Adviser for these services, of which $7,600 was payable at October 31, 1994.

        During the year ended October 31, 1994, Transamerica Fund Distributors, Inc. (the "Distributor"), an affiliate of the Investment Adviser, as the principal underwriter, retained $23,651 as its portion of the commissions charged on sales of Class A Shares of the Fund. At October 31, 1994, receivables from and payables to the Distributor for Fund share transactions were $203,184 and $219,596, respectively.

        The Fund paid no compensation directly to any officer. Certain officers and a director of the Issuer are affiliated with the Investment Adviser.

        During the year ended October 31, 1994, the Fund paid legal fees of $5,778 to Baker & Botts. A partner with Baker & Botts is an officer of the Issuer.

NOTE C  -  COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

During the year ended October 31, 1994, purchases and sales of securities, other than short-term obligations, aggregated $274,586,475 and $244,745,264, respectively. At October 31, 1994, receivables from and payables to brokers for securities sold and purchased were $510,155 and $926,778, respectively.

        At October 31, 1994, the identified cost of total investments owned is the same for both financial reporting and federal income tax purposes. At October 31, 1994, the gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes were $1,415,870 and $6,221,143, respectively.

NOTE D  -  PLAN OF DISTRIBUTION

Pursuant to Rule 12b-1 of the Investment Company Act of 1940, the Fund is authorized under separate distribution plans to finance activities related to the distribution of its Class A and Class B Shares (the "Class A Plan" and the "Class B Plan," respectively). The distribution plans, together with the initial sales charge on Class A Shares and the contingent deferred sales charge on Class B Shares, comply with the regulations covering maximum sales charges assessed by mutual funds distributed through securities dealers that are NASD members.

        The Class A Plan and the Class B Plan permit each class to make payments to the Distributor up to 0.25% annually of average daily net assets for certain distribution costs such as service fees paid to dealers, production and distribution of prospectuses to prospective investors, services provided to new and existing shareholders and other distribution related activities. During the year ended October 31, 1994, Class A and Class B made payments to the Distributor of $20,179 or 0.25% and $390,708 or 0.25%, respectively, related to these activities.

        The Class B Plan also permits Class B to reimburse the Distributor up to 0.75% annually of average daily net assets for costs related to compensation paid to securities dealers, in place of an initial sales charge to investors, on the sale of Class B Shares. These costs are based upon a commission payment charge of 5% of the value of Class B Shares sold (excluding shares acquired through reinvestment) reduced by the amount of contingent deferred sales charges (CDSC) that have been received by the Distributor on redemptions of Class B Shares. These costs also include a charge of interest (carrying charge) at an annual rate of 1% over the prevailing prime rate to the extent cumulative commission payment charges, plus any previous carrying charges, less CDSC received by the Distributor, have not been paid in full by the Fund. For the year ended October 31, 1994, Class B reimbursed the Distributor $1,193,281 or 0.75% for such costs. For this period, the Distributor received $387,591 in CDSC. At October 31, 1994 , the balance of unrecovered costs was $6,398,026.

        At October 31, 1994, Class A had $4,032 and Class B had $180,453 payable to the Distributor pursuant to the above distribution plans.

Transamerica High Yield Bond Fund
(effective December 22, 1994, John Hancock High Yield Bond Fund)

                        NOTES TO FINANCIAL STATEMENTS

Continued

NOTE E  -  CAPITAL AND RELATED TRANSACTIONS

        A summary of the capital stock transactions follows:

                                                          YEAR ENDED OCTOBER 31,
                                        ---------------------------------------------------------
                                                   1994                           1995(1)
                                         --------------------------      -------------------------
                                           SHARES         DOLLARS          SHARES        DOLLARS
                                         ----------     -----------      ----------   ------------
Shares sold - Class A                     3,865,973    $ 30,826,064         404,922   $  3,286,368
Shares sold - Class B                    10,695,100      84,645,545      12,438,739     98,183,615
Shares issued in reinvestment of
  distributions - Class A                    56,266         435,342           4,681         38,120
Shares issued in reinvestment of
  distributions - Class B                   949,832       7,453,158         716,474      5,674,122
Shares redeemed - Class A                (2,612,061)    (20,718,136)       (124,963)    (1,009,795)
Shares redeemed - Class B                (8,472,714)    (67,070,641)     (7,681,049)   (60,949,808)
                                         ----------     -----------      ----------   ------------
Net increase in capital shares
  outstanding                             4,482,396    $ 35,571,332       5,758,804   $ 45,222,622
                                         ==========    ============      ==========   ============

(1) Class A share transactions are for the period June 30, 1993 to October 31, 1993.

The components of net assets at October 31, 1994, are as follows:

Capital paid-in (125,000,000 shares authorized)....................................   $186,398,447
Undistributed net investment income................................................         86,246
Accumulated net realized loss on investments.......................................     (9,244,804)
Net unrealized depreciation of investments.........................................     (4,805,273)
                                                                                      ------------
NET ASSETS.........................................................................   $172,434,616
                                                                                      ============

John Hancock High Yield Bond Fund
(effective December 22, 1994, John Hancock High Yield Bond Fund)


REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors
John Hancock High Yield Bond Fund,
  a series of John Hancock Series, Inc.

We have audited the accompanying statement of net assets of John Hancock High Yield Bond Fund (formerly Transamerica High Yield Bond Fund), a series of John Hancock Series, Inc. (formerly Transamerica Series, Inc.), as of October 31, 1994, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1994, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of John Hancock High Yield Bond Fund, a series of John Hancock Series, Inc., at October 31, 1994, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


                                        Ernst & Young LLP


Houston, Texas
December 2, 1994,
except as to Note F as to which the date is January 25, 1995.

                              FINANCIAL STATEMENTS

                    John Hancock Funds -- High Yield Bond Fund

THE STATEMENT OF ASSETS AND LIABILITIES IS THE FUND'S BALANCE SHEET AND SHOWS THE VALUE OF WHAT THE FUND OWNS, IS DUE AND OWES ON APRIL 30, 1995. YOU'LL ALSO FIND THE NET ASSET VALUE AND THE MAXIMUM OFFERING PRICE PER SHARE AS OF THAT DATE.

THE STATEMENT OF OPERATIONS SUMMARIZES THE FUND'S INVESTMENT INCOME EARNED AND EXPENSES INCURRED IN OPERATING THE FUND. IT ALSO SHOWS NET GAINS (LOSSES) FOR THE PERIOD STATED.


STATEMENT OF ASSETS AND LIABILITIES
April 30, 1995 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
 Investments at value - Note C:
   Bonds (cost - $151,190,883) ...............................    $ 151,443,895
   Common and preferred stocks and warrants
     (cost - $20,664,481) ....................................       23,798,074
   Joint repurchase agreement (cost - $7,286,000) ............        7,286,000
   Corporate savings account .................................              804
                                                                  -------------
                                                                    182,528,773
 Dividends receivable ........................................          233,290
 Receivable for investments sold .............................        2,881,242
 Interest receivable .........................................        4,647,629
 Miscellaneous receivable ....................................           50,900
 Receivable for shares sold ..................................          699,559
 Miscellaneous assets ........................................           47,056
                                                                  -------------
                    Total Assets .............................      191,088,449
                    ------------------------------------------------------------
LIABILITIES:
 Payable for investments purchased ...........................        6,000,360
 Payable for shares repurchased ..............................          122,089
 Dividend payable ............................................          452,984
 Payable for forward foreign currency exchange
   contracts bought ..........................................          419,328
 Payable to John Hancock Advisers, Inc. and affiliates -
   Note B ....................................................          107,399
 Accounts payable and accrued expenses .......................           36,792
                                                                  -------------
                    Total Liabilities ........................        7,138,952
                    ------------------------------------------------------------
NET ASSETS:
 Capital paid-in .............................................      203,651,002
 Accumulated net realized loss on investments and
   foreign currency transactions .............................      (23,108,247)
 Net unrealized appreciation of investments and
   foreign currency transactions .............................        3,389,948
 Undistributed net investment income .........................           16,794
                                                                  -------------
                    Net Assets ...............................    $ 183,949,497
                   ============================================================
NET ASSET VALUE PER SHARE:
  (Based on net asset values and shares
  of beneficial interest outstanding -
  125,000,000 shares authorized with
  $0.01 per share par value, respectively)
  Class A - $18,429,522/2,603,407 ............................    $        7.08
================================================================================
  Class B - $165,519,975/23,371,966 ..........................    $        7.08
================================================================================
MAXIMUM OFFERING PRICE PER SHARE*
 Class A - ($7.08 x 104.99%) .................................    $        7.43
================================================================================

* On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

STATEMENT OF OPERATIONS
Six months ended April 30, 1995 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest (net of foreign withholding taxes of $50,900)...   $  9,008,860
 Dividends ...............................................        714,253
                                                                ---------
                                                                9,723,113
                                                                ---------
 Expenses:
   Investment management fee - Note B ....................        487,123
   Distribution/service fee - Note B
    Class A ..............................................         17,164
    Class B ..............................................        767,660
   Transfer agent fee ....................................        122,024
   Registration and filing fees ..........................         33,535
   Auditing fee ..........................................         23,878
   Custodian fee .........................................         21,821
   Trustees' fees ........................................         15,330
   Advisory board fee ....................................         15,196
   Printing ..............................................         10,580
   Legal fees ............................................          8,814
   Miscellaneous .........................................          6,826
                                                                ---------
                    Total Expenses .......................      1,529,951
                    -----------------------------------------------------
                    Net Investment Income ................      8,193,162
                    -----------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
 Net realized loss on investments sold ...................    (13,463,286)
 Net realized loss on foreign currency transactions ......       (400,157)
 Change in net unrealized appreciation/depreciation
   of investments ........................................      8,191,878
 Change in net unrealized appreciation/depreciation of
   foreign currency transactions .........................          3,343
                                                                ---------
                    Net Realized and Unrealized
                    Loss on Investments and
                    Foreign Currency Transactions ........     (5,668,222)
                    -----------------------------------------------------
                    Net Increase in Net Assets
                    Resulting from Operations ............   $  2,524,940
                    =====================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds -- High Yield Bond Fund

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
                                                                                        SIX MONTHS ENDED   YEAR ENDED
                                                                                         APRIL 30, 1995    OCTOBER 31,
                                                                                           (UNAUDITED)        1994
                                                                                         --------------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ...............................................................   $  8,193,162    $  15,754,523
 Net realized loss on investments sold and foreign currency transactions .............    (13,863,443)      (8,882,766)
 Change in net unrealized appreciation/depreciation of investments and foreign
  currency transactions ..............................................................      8,195,221       (9,524,936)
                                                                                         ------------    -------------
   Net Increase (Decrease) in Net Assets Resulting from Operations ...................      2,524,940       (2,653,179)
                                                                                         ------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Dividends from net investment income:
   Class A - ($0.3715 and $0.8200 per share, respectively) ...........................       (762,342)        (821,430)
   Class B - ($0.3411 and $0.7600 per share, respectively) ...........................     (7,500,272)     (15,331,034)
 Distributions from net realized gain on investments
   Class A - (none and $0.0465 per share, respectively) ..............................             --          (18,900)
   Class B - (none and $0.0465 per share, respectively) ..............................             --         (870,444)
                                                                                         ------------    -------------
   Total Distributions to Shareholders ...............................................     (8,262,614)     (17,041,808)
                                                                                         ------------    -------------
FROM FUND SHARE TRANSACTIONS -- NET* .................................................     17,252,555       35,571,332
                                                                                         ------------    -------------
NET ASSETS:
 Beginning of period .................................................................    172,434,616      156,558,271
                                                                                         ------------    -------------
 End of period (including undistributed net investment income
   of $16,794 and $86,246, respectively) .............................................   $183,949,497    $ 172,434,616
                                                                                         ============    ==============

* ANALYSIS OF FUND SHARE TRANSACTIONS:

                                                          SIX MONTHS ENDED                 YEAR ENDED
                                                           APRIL 30, 1995                  OCTOBER 31,
                                                            (UNAUDITED)                       1994
                                                    --------------------------     -----------------------------
                                                      SHARES          AMOUNT          SHARES           AMOUNT
                                                    ---------      -----------     -----------      ------------
CLASS A
 Shares sold.....................................   1,915,995      $13,385,451       3,865,973      $ 30,826,064
 Shares issued to shareholders in reinvestment
  of distributions...............................      60,462          424,157          56,266           435,342
                                                    ---------      -----------     -----------      ------------
                                                    1,976,457       13,809,608       3,922,239        31,261,406
 Less shares repurchased.........................    (967,868)      (6,728,113)     (2,612,061)      (20,718,136)
                                                    ---------      -----------     -----------      ------------
 Net increase....................................   1,008,589      $ 7,081,495       1,310,178      $ 10,543,270
                                                    =========      ===========     ===========      ============
CLASS B
 Shares sold.....................................   4,605,962      $32,265,277      10,695,100      $ 84,645,545
 Shares issued to shareholders in reinvestment
  of distributions...............................     497,479        3,487,834         949,832         7,453,158
                                                    ---------      -----------     -----------      ------------
                                                    5,103,441       35,753,111      11,644,932        92,098,703
 Less shares repurchased.........................  (3,645,438)     (25,582,051)     (8,472,714)      (67,070,641)
                                                    ---------      -----------     -----------      ------------
 Net increase....................................   1,458,003      $10,171,060       3,172,218      $ 25,028,062
                                                    =========      ===========     ===========      ============

THE STATEMENT OF CHANGES IN NET ASSETS SHOWS HOW THE VALUE OF THE FUND'S NET ASSETS HAS CHANGED SINCE THE END OF THE PREVIOUS PERIOD. THE DIFFERENCE REFLECTS EARNINGS LESS EXPENSES, ANY INVESTMENT GAINS AND LOSSES, DISTRIBUTIONS PAID TO SHAREHOLDERS, AND ANY INCREASE OR DECREASE IN MONEY SHAREHOLDERS INVESTED IN THE FUND. THE FOOTNOTE ILLUSTRATES THE NUMBER OF FUND SHARES SOLD, REINVESTED AND REDEEMED DURING THE LAST TWO PERIODS, ALONG WITH THE CORRESPONDING DOLLAR VALUES.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds -- High Yield Bond Fund

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are as follows:
----------------------------------------------------------------------------------------------------------------------
                                                                                                        FOR THE PERIOD
                                                                                                        FROM JUNE 30,
                                                                                                            1993
                                                                     SIX MONTHS                         (COMMENCEMENT
                                                                        ENDED           YEAR ENDED      OF OPERATIONS)
                                                                   APRIL 30, 1995(b)     OCTOBER 31,    TO OCTOBER 31,
                                                                    (UNAUDITED)            1994             1993
                                                                   -----------------    ------------    --------------
CLASS A
PER SHARE OPERATING PERFORMANCE
 Net Asset Value, Beginning of Period............................      $ 7.33             $ 8.23           $ 8.10
                                                                       ------             ------           ------
 Net Investment Income ..........................................        0.36               0.80(a)          0.33
 Net Realized and Unrealized Gain (Loss) on Investments and
   Foreign Currency Transactions.................................       (0.24)             (0.83)            0.09
                                                                       ------             ------           ------
   Total from Investment Operations .............................        0.12              (0.03)            0.42
                                                                       ------             ------           ------
 Less Distributions:
 Dividends from Net Investment Income............................       (0.37)             (0.82)           (0.29)
 Distributions from Net Realized Gain on Investments Sold........          --              (0.05)              --
                                                                       ------             ------           ------
   Total Distributions ..........................................       (0.37)             (0.87)           (0.29)
 Net Asset Value, End of Period..................................      $ 7.08             $ 7.33           $ 8.23
                                                                       ======             ======           ======
 Total Investment Return at Net Asset Value......................        1.82%            ( 0.59%)           4.96%

RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period (000's omitted).......................     $18,430            $11,696          $ 2,344
 Ratio of Expenses to Average Net Assets.........................        1.14%*             1.16%            0.91%*
 Ratio of Net Investment Income to Average Net Assets............       10.49%*            10.14%           12.89%*
 Portfolio Turnover Rate ........................................          52%               153%             204%


THE FINANCIAL HIGHLIGHTS SUMMARIZE THE IMPACT OF THE FOLLOWING FACTORS ON A SINGLE SHARE FOR THE PERIODS INDICATED: THE NET INVESTMENT INCOME, GAINS (LOSSES), DIVIDENDS, AND TOTAL INVESTMENT RETURN OF THE FUND. IT SHOWS HOW THE FUND'S NET ASSET VALUE FOR A SHARE HAS CHANGED SINCE THE END OF THE PREVIOUS PERIOD. ADDITIONALLY, IMPORTANT RELATIONSHIPS BETWEEN SOME ITEMS PRESENTED IN THE FINANCIAL STATEMENTS ARE EXPRESSED IN RATIO FORM.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds -- High Yield Bond Fund


FINANCIAL HIGHLIGHTS (continued)
---------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED
                                                          APRIL 30, 1995(b)              YEAR ENDED OCTOBER 31, 1994
                                                                              ---------------------------------------------
                                                             (UNAUDITED)       1994       1993     1992     1991      1990
                                                               ------         ------     ------   ------   ------    ------
CLASS B
PER SHARE OPERATING PERFORMANCE
 Net Asset Value, Beginning of Period...................       $ 7.33         $ 8.23     $ 7.43   $ 7.44   $ 6.45    $ 8.14
                                                               ------         ------     ------   ------   ------    ------
 Net Investment Income .................................         0.35           0.74(a)    0.80     0.87     0.98      1.09
 Net Realized and Unrealized Gain (Loss)
  on Investments and Foreign Currency Transactions......        (0.26)         (0.83)      0.75    (0.04)    1.06     (1.68)
                                                               ------         ------     ------   ------   ------    ------
   Total from Investment Operations ....................         0.09          (0.09)      1.55     0.83     2.04     (0.59)
                                                               ------         ------     ------   ------   ------    ------
 Less Distributions
 Dividends from Net Investment Income...................        (0.34)         (0.76)     (0.75)   (0.84)   (0.98)    (1.09)
 Distributions from Net Realized Gain on
  Investments Sold......................................           --          (0.05)        --       --       --        --
 Distributions from Capital Paid-in.....................           --             --         --       --    (0.07)    (0.01)
                                                               ------         ------     ------   ------   ------    ------
   Total Distributions .................................        (0.34)         (0.81)     (0.75)   (0.84)   (1.05)    (1.10)
                                                               ------         ------     ------   ------   ------    ------
 Net Asset Value, End of Period.........................       $ 7.08         $ 7.33     $ 8.23   $ 7.43   $ 7.44    $ 6.45
                                                               ======         ======     ======   ======   ======    ======
 Total Investment Return at Net Asset Value.............         1.38%         (1.33%)    21.76%   11.56%   34.21%    (8.04%)
 Total Adjusted Investment Return at Net
  Asset Value...........................................           --             --         --       --       --     (8.07%)


RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period (000's omitted)..............     $165,520       $160,739   $154,214  $98,560  $72,023   $37,097
 Ratio of Expenses to Average Net Assets................         1.89%*         1.91%      2.08%    2.25%    2.24%     2.22%
 Ratio of Adjusted Expenses to Average
  Net Assets............................................           --             --         --       --       --      2.25%
 Ratio of Net Investment Income to Average
  Net Assets............................................         9.74%*         9.39%     10.07%   11.09%   13.73%    14.59%
 Ratio of Adjusted Net Investment Income to
  Average Net Assets....................................           --             --         --       --       --     14.56%
 Portfolio Turnover Rate ...............................           52%           153%       204%     206%      93%       96%

 *  On an annualized basis.

(a) On average month end shares outstanding.

(b) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds -- High Yield Bond Fund


THE SCHEDULE OF INVESTMENTS IS A COMPLETE LIST OF ALL SECURITIES OWNED BY THE HIGH YIELD BOND FUND ON APRIL 30, 1995. IT'S DIVIDED INTO THREE MAIN CATEGORIES:
PUBLICLY TRADED BONDS, COMMON AND PREFERRED STOCKS AND WARRANTS, AND SHORT-TERM INVESTMENTS. SHORT-TERM INVESTMENTS, WHICH REPRESENT THE FUND'S "CASH" POSITION, ARE LISTED LAST.


SCHEDULE OF INVESTMENTS
April 30, 1995 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       PAR VALUE
                                                              INTEREST        S+P        (000'S       MARKET
ISSUER, DESCRIPTION                                             RATE        RATING**    OMITTED)      VALUE
-------------------                                             ----        --------    --------      ------
PUBLICLY TRADED BONDS
AEROSPACE (1.68%)
 Rohr, Inc.,
   *Sr Note 05-15-03....................................      11.625%       BB-        $3,000      $  3,090,000
                                                                                                   ------------
AUTOMOBILE/TRUCK (3.02%)
 Great Dane Holdings,
   *Sr Sub Deb 08-01-01.................................      12.750        B-          2,435         2,459,350
   *Sub Deb 01-01-06....................................      14.500        CCC         3,132         3,100,680
                                                                                                   ------------

                                                                                                      5,560,030
                                                                                                   ------------
BROADCASTING (8.47%)
 Adelphia Communications Corp.,
   *Sr Note 05-15-02....................................      12.500        B           2,500         2,437,500
 Cablevision Industries Corp.,
    Deb 04-01-08........................................       9.250        BB-         3,000         2,977,500
    Sr Note 01-30-02....................................      10.750        BB-         2,000         2,130,000
 Cablevision Systems Corp.,
    Sr Sub Deb 02-15-13.................................       9.875        B           2,000         1,980,000
 CF Cable TV Inc.,
    Sr Sec 2nd Priority Note 02-15-05 (Canada) (F)......      11.625        BB+         1,000         1,050,000
 Continental Cablevision Inc.,
    Deb 08-01-13........................................       9.500        BB          4,000         3,970,000
 Le Groupe Videotron Ltee,
   *Sr Note 02-15-05 (Canada) (F).......................      10.625        BB+         1,000         1,040,000
                                                                                                     15,585,000
COMPUTERS (4.24%)
 Anacomp Inc.,
   *Sr Sub Note 11-01-00 (A)............................      15.000        D           3,000         2,100,000
 Computervision Corp.,
   *Sr Sub Note 08-15-99................................      11.375        CCC+        2,000         1,910,000
 Data Documents, Inc.,
   *Sr Sec Note 07-15-02................................      13.500        B+          2,000         2,005,000
 Unisys Corp.,
   *Sr Note 10-01-99....................................      10.625        BB-         1,700         1,785,000
                                                                                                   ------------
                                                                                                      7,800,000
                                                                                                   ------------
CONSTRUCTION (1.40%)
 Primeco Inc.,
   *Sr Sub Note 03-01-05................................      12.750        B           2,500         2,578,125
                                                                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                             FINANCIAL STATEMENTS

                   John Hancock Funds -- High Yield Bond Fund

                                                                          PAR VALUE
                                                 INTEREST      S+P          (000'S       MARKET
ISSUER, DESCRIPTION                                RATE      RATING**      OMITTED)      VALUE
-------------------                                ----      --------      --------      -----
COSMETICS & TOILETRIES (1.05%)
 Renaissance Cosmetics,
   *Sr Note 08-15-01 .........................    13.750%     B    $        2,000      $1,930,000
                                                                                       ----------
DRUGS (1.94%)
 Amerisource Distribution Corp.,
    Deb 07-15-05 .............................    11.250      B-            1,116       1,216,073
 Chattem Inc.,
    Sr Sub Note 06-15-04 .....................    12.750      B-            1,500       1,372,500
 J.B. Williams Holdings, Inc.,
    Sr Note 03-01-04 .........................    12.000      B             1,000         972,500
                                                                                       ----------
                                                                                        3,561,073
                                                                                       ----------
ELECTRONICS (0.78%)
 Alliant Techsystems, Inc.,
   *Sr Sub Note 03-01-03 (R) .................    11.750      B2            1,375       1,426,562
                                                                                       ----------

FINANCE (1.35%)
 Indah Kiat International Finance Co.,
    Sr Sec Note 06-15-06 (Indonesia) (F)......    12.500      BB            2,500       2,475,000
                                                                                       ----------

FOODS (2.38%)
 Di Giorgio Corp.,
   *Sr Note 02-15-03 .........................    12.000      B             3,000       2,565,000
 Pilgrim's Pride Corp.,
   *Sr Sub Note 08-01-03 .....................    10.875      B-            2,000       1,820,000
                                                                                       ----------
                                                                                        4,385,000
                                                                                       ----------
GLASS PRODUCTS (0.94%)
 Owens-Illinois, Inc.,
   *Sr Sub Note 04-01-99 .....................    10.250      B+            1,700       1,729,750
                                                                                       ----------
GOVERNMENTAL - FOREIGN (3.42%)
 Argentina, Republic of,
   *Deb 03-31-23 (Argentina) (F) .............     5.000      B2            2,000         870,000
 Brazil, Republic of,
    Note IDU Ser A-L 01-01-01 (Brazil) (F) ...     7.813      B             1,960       1,484,700
 Mexican Tesobono,
   *Bond 06-01-95 (Mexico) (F) ...............      Zero      B             4,000       3,940,800
                                                                                       ----------
                                                                                        6,295,500
                                                                                       ----------
HEALTHCARE (2.35%)
 Abbey Healthcare Group Inc.,
    Sr Sub Note 11-01-02 .....................     9.500      B-            2,200       2,233,000
 National Medical Enterprises, Inc.,
   *Sr Sub Note 03-01-05 .....................    10.125      B+            2,000       2,085,000
                                                                                       ----------
                                                                                        4,318,000
                                                                                       ----------
LEISURE & RECREATION (1.87%)
 Bally's Grand, Inc.,
   *1st Mtg 12-15-03 .........................    10.375      B+            2,000       1,940,000
 Station Casinos, Inc.,
   *Sr Sub Note 06-01-03 .....................     9.625      B             1,000         885,000


                      SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds -- High Yield Bond Fund


                                                                  PAR VALUE
                                            INTEREST     S+P       (000'S         MARKET
ISSUER, DESCRIPTION                           RATE     RATING**   OMITTED)        VALUE
-------------------                           ----     --------   --------        -----
LEISURE & RECREATION (CONTINUED)
 Stratosphere Corp.,
   *1st Mtg Note 05-15-02 ................  14.250%      B         $  600     $    612,000
                                                                              ------------
                                                                                 3,437,000
                                                                              ------------
METALS (3.90%)
 Interlake Corp. (The),
   *Sr Sub Deb 03-01-02 ..................  12.125       CCC+       2,000        2,000,000
 Kaiser Aluminum & Chemical Corp.,
   *Sr Sub Note 02-01-03 .................  12.750       B-         3,000        3,187,500
 Renco Metals Inc.,
    Sr Note 07-15-00 .....................  12.000       B+         2,000        1,990,000
                                                                              ------------
                                                                                 7,177,500
                                                                              ------------
MOTION PICTURES (0.58%)
 Act III Theaters, Inc.,
   *Sr Sub Note 02-01-03 .................  11.875       B-         1,000        1,070,000
                                                                              ------------
OIL & GAS (17.64%)
 Columbia Gas System, Inc., (The),
   *Deb 08-01-93 (B) .....................   9.000       D          2,595        3,581,100
 Dual Drilling Co.,
    Sr Sub Note 01-15-04 .................   9.875       B-         3,750        3,196,875
 Falcon Drilling Co., Inc.,
    Sr Note 01-15-01 .....................   9.750       B-         2,500        2,371,875
 Global Marine, Inc.,
    Sr Sec Note 12-15-99 .................  12.750       B+         2,100        2,296,875
 Maxus Energy Corp.,
    Deb 11-15-15 .........................  11.500       BB-        2,000        1,870,000
    Note 05-15-01 ........................  11.080       BB-        2,000        1,774,400
 Mesa Capital Corp.,
    Discount Note 06-30-96 ...............    Zero       CCC          516          490,200
    Discount Note 06-30-98 ...............    Zero       CCC+       4,000        3,840,000
 Nuevo Energy Co.,
    Sr Sub Note 06-15-02 .................  12.500       B-         4,000        4,200,000
 OPI International, Inc.,
    Sr Note 07-15-02 .....................  12.875       B+         4,700        5,170,000
 TransAmerican Refining Corp.,
   *Unit (1st Mtg Note 02-15-02 & Warr.)..  16.500       B-         1,500        1,647,030
 Wilrig AS,
    Sr Sec Note 03-15-04 (Norway) ........  11.250       B          2,000        2,000,000
                                                                              ------------
                                                                                32,438,355
                                                                              ------------
PAPER (2.53%)
 Container Corp. Of America,
    Sr Note Ser A 05-01-04 ...............  11.250       B+         2,000       2,140,000
 Crown Packaging Holdings Ltd.,
    Sr Note 11-01-00 (Canada) (F) ........  10.750       B3         1,500       1,503,750


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds -- High Yield Bond Fund


                                                          PAR VALUE
                                    INTEREST     S+P       (000'S         MARKET
ISSUER, DESCRIPTION                   RATE     RATING**   OMITTED)        VALUE
-------------------                   ----     --------   --------        -----
PAPER (CONTINUED)
 Stone Container Corp.,
    1st Mtg Note 04-01-02 ......     10.750%     B-        $1,000       $ 1,015,000
                                                                        -----------
                                                                          4,658,750
                                                                        -----------
PUBLISHING (1.74%)
 American Media Operation, Inc.,
   *Sr Sub Note 11-15-04 .......     11.625      B          3,000         3,195,000
                                                                        -----------
REAL ESTATE (1.00%)
 NVR Inc.,
   *Sr Note 04-15-03 ...........     11.000      B          2,000         1,840,000
                                                                        -----------
RETAIL (6.20%)
 American Restaurant Group Inc.,
    Sr Sec Note 09-15-98 .......     12.000      B+         2,500         2,250,000
 Flagstar Corp.,
   *Sr Sub Deb 11-01-04 ........     11.250      CCC+       2,500         2,037,500
 Food 4 Less Supermarkets, Inc.,
    Sr Note 04-15-00 ...........     10.450      B+         2,000         1,990,000
    Sr Sub Note 06-15-01 .......     13.750      B-         2,400         2,568,000
 Petro PSC / Properties, L.P.,
   *Sr Note 06-01-02 ...........     12.500      B            700           686,000
 Specialty Retailers, Inc.,
   *Sr Sub Note 08-15-03 .......     11.000      B-         2,000         1,880,000
                                                                        -----------
                                                                         11,411,500
                                                                        -----------
STEEL (3.73%)
 Geneva Steel Co.,
    Sr Note 01-15-04 ...........      9.500      B+         1,000           850,000
 Sheffield Steel Corp,
    Sr Note 11-01-01 ...........     12.000      B          2,000         1,940,000
 Weirton Steel Corp.,
    Sr Note 03-01-98 ...........     11.500      B          1,500         1,545,000
    Sr Note 10-15-99 ...........     10.875      B          2,500         2,525,000
                                                                        -----------
                                                                          6,860,000
                                                                        -----------
TELECOMMUNICATIONS (0.93%)
 Century Communications Corp.,
    Sr Sub Deb 10-15-03 ........     11.875      B+           700           742,875
 NEXTEL Communications, Inc.,
    Sr Discount Note 08-15-04 ..       Zero      CCC-       2,000           975,000
                                                                        -----------
                                                                          1,717,875
                                                                        -----------
TEXTILES (1.26%)
 Apparel Ventures Inc,
    Sr Note 12-31-00 ...........     12.250      B-         1,500         1,368,750
 Westpoint Stevens,
   *Sr Sub Deb 12-15-05 ........      9.375      B+         1,000           950,000
                                                                        -----------
                                                                          2,318,750
                                                                        -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds -- High Yield Bond Fund

                                                                                                   PAR VALUE
                                                                  INTEREST          S+P             (000'S                MARKET
ISSUER, DESCRIPTION                                                 RATE          RATING**          OMITTED)              VALUE
-------------------                                                 ----          --------          --------              -----
TRANSPORTATION (6.96%)
 AM General Corp.,
   *Sr Note 05-01-02 (R) ..............................            12.875%          B3                  $2,000           $ 1,992,500
 Burlington Motor Holdings Inc.,
   *Sr Sub Note 11-01-03 ..............................            11.500           CCC+                 2,000             1,770,000
 CHC Helicopter Corp.,
    Sr Sub Note 07-15-02 (Canada) (F) .................            11.500           B                    1,250             1,028,125
 NWA Trust,
   *Sub Note 06-21-08 .................................            13.875           B                    4,075             4,319,500
 USAir Inc.,
   *Sr Note 02-01-01 ..................................             9.625           CCC+                 4,000             3,200,000
   *Sr Deb 04-01-00 ...................................            12.875           CCC+                   500               490,000
                                                                                                                         -----------
                                                                                                                          12,800,125
                                                                                                                         -----------
UTILITIES (0.97%)
 Petroleum Heat & Power Co., Inc.,
   *Sub Deb 02-01-05 ..................................            12.250           B+                   1,700             1,785,000
                                                                                                                         -----------
                            TOTAL PUBLICLY TRADED BONDS
                                    (Cost $151,190,883)                                                 (82.33%)         151,443,895
                                                                                                   -----------          ------------


                                                                                                  NUMBER OF SHARES
                                                                                                  UNITS OR WARRANTS
                                                                                                  -----------------
COMMON AND PREFERRED STOCKS AND WARRANTS
  Algoma Finance Corp., 5.50% Ser A Preferred Stock (Canada) ..............................            590,643            $9,983,521
 *AVI Holdings, Inc. Warrants (R) *** .....................................................              1,500                67,500
  Boomtown Inc. Warrants (R) *** ..........................................................              1,500                    15
  Browne Bottling Co. Warrants*** .........................................................                237                   237
  Casino Magic Finance Corp. Warrants*** ..................................................              9,000                    90
  Chattem Inc. Warrants (R) *** ...........................................................              1,500                 6,750
  CHC Helicopter Corp. Warrants (Canada) (F) *** ..........................................             16,000                16,000
 *Chevy Chase Savings Bank FSB, 13.00% Ser A Pref Stock ...................................             75,000             2,118,750
  Crown Packaging Holdings Ltd. Common Stock (Canada) (F) *** .............................              2,750                79,750
  Farm Fresh Holdings Corp. Common Stock (Class B)*** .....................................              1,000                20,000
 *Northwest Airlines Corp. Common Stock (Class A)*** ......................................            120,000             3,570,000
 *PanAmSat Corp., 12.75% Mandatory Exchangeable Sr Red Pref. Stock ........................              1,750             1,774,500
 *Renaissance Cosmetics Warrants*** .......................................................              4,000                70,000
  Sheffield Steel Corp. Warrants*** .......................................................             22,500               135,000
 *Swissair Schweizerische Luftverkehr AG Reg. Shares (Switzerland)*** .....................              3,400             2,084,086
 *UAL Corp., 12.25% Ser B Depositary Shares Pref. Stock ...................................             75,000             2,212,500
  Valero Energy Corp., 6.50% Pref. Stock ..................................................             35,400             1,659,375
                                                                                                                        ------------
                                                                                                                          23,798,074
                                                                                                                        ------------
                                                TOTAL COMMON AND PREFERRED STOCKS, WARRANTS
                                                                         (Cost $20,664,481)             (12.94%)          23,798,074
                                                                                                   -----------          ------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds -- High Yield Bond Fund

                                                                                              PAR VALUE
                                                                                  INTEREST     (000'S        MARKET
ISSUER, DESCRIPTION                                                                 RATE       OMITTED)      VALUE
-------------------                                                                 ----       --------      -----
SHORT-TERM INVESTMENTS
JOINT REPURCHASE AGREEMENT (3.96%)
 Investment in a joint repurchase agreement transaction
   with Bankers Trust Co., Dated 04-28-95, Due 05-01-95
   (secured by U.S. Treasury Bond, 10.750%, due 08-15-05,
   and U.S. Treasury Note, 6.875% due 10-31-96) - Note A.....                      5.93%        $ 7,286     $ 7,286,000
                                                                                                            -----------
CORPORATE SAVINGS ACCOUNT (0.00%)
 Investors Bank & Trust Company
   Daily Interest Savings Account
   Current Rate 3.00% .......................................                                                       804
                                                                                                            -----------
                                 TOTAL SHORT-TERM INVESTMENTS                                     (3.96%)     7,286,804
                                                                                                -------    ------------
                                 TOTAL INVESTMENTS                                               (99.23%)  $182,528,773
                                                                                                =======    ============


 (A) Non-income producing -- issuer is in default of interest payment.
 (B) Non-income producing -- issuer filed for protection under the Federal Bankruptcy Code and has filed a comprehensive reorganization plan.
 (F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer, however, security is U.S. dollar denominated.
 (R) These securites are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securites amounted to $3,493,327 as of April 30, 1995. See Note A of the Notes to Financial Statements for valuation policy.
  * Securities, other than short-term investments, newly added to the portfolio during the six months ended April 30, 1995.
 ** Credit ratings are rated by Moody's Investor Services or John Hancock Advisers, Inc. where Standard and Poors ratings are not available.
***  Non-income producing security.
The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds -- High Yield Bond Fund

PORTFOLIO CONCENTRATION (UNAUDITED)
--------------------------------------------------------------------------------

THE HIGH YIELD BOND FUND INVESTS PRIMARILY IN SECURITIES ISSUED IN THE UNITED STATES OF AMERICA. THE PERFORMANCE OF THIS FUND IS CLOSELY TIED TO THE ECONOMIC AND FINANCIAL CONDITIONS WITHIN THE COUNTRIES IT INVESTS. THE CONCENTRATION OF INVESTMENTS BY INDUSTRY CATEGORY FOR INDIVIDUAL SECURITIES HELD BY THE FUND IS SHOWN IN THE SCHEDULE OF INVESTMENTS.

IN ADDITION, CONCENTRATION OF INVESTMENTS CAN BE AGGREGATED BY VARIOUS COUNTRIES. THE TABLE BELOW SHOWS THE PERCENTAGE OF THE FUND'S INVESTMENTS AT APRIL 30, 1995 ASSIGNED TO COUNTRY CATEGORIES.


                                                                                                    MARKET VALUE AS A
  COUNTRY DIVERSIFICATION                                                                           % OF NET ASSETS
  -----------------------                                                                           -----------------
  Argentina........................................................................................       0.47%
  Brazil...........................................................................................       0.81
  Canada...........................................................................................       7.99
  Indonesia........................................................................................       1.35
  Mexico...........................................................................................       2.14
  Norway...........................................................................................       1.09
  Switzerland......................................................................................       1.13
  United States....................................................................................      84.25
                                                                                                         -----
                                                                                  TOTAL INVESTMENTS      99.23%
                                                                                                         =====


ADDITIONALLY, THE CONCENTRATION OF INVESTMENTS CAN BE AGGREGATED BY THE QUALITY RATING FOR EACH DEBT SECURITY.

                                                                                                       MARKET VALUE
                                                                                                      AS A PERCENTAGE
                                                                                                        OF FUND'S
  QUALITY DISTRIBUTION:                                                                                 NET ASSETS
  ---------------------                                                                                 ----------
  BAA..............................................................................................       0.27%
  BA...............................................................................................      15.03
  B................................................................................................      60.74
  CAA..............................................................................................       6.29
                                                                                                         -----
                                                                                        TOTAL BONDS      82.33%
                                                                                                         =====




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        NOTES TO FINANCIAL STATEMENTS

                  John Hancock Funds -- High Yield Bond Fund

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

John Hancock Series, Inc. (the "Trust") is a diversified, open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of six series portfolios: John Hancock High Yield Bond Fund (the "Fund"), John Hancock Emerging Growth Fund, John Hancock Global Resources Fund, John Hancock Government Income Fund, John Hancock High Yield Tax-Free Fund, and John Hancock Money Market Fund B. The Trustees may authorize the creation of additional Funds from time to time to satisfy various investment objectives. Effective December 22, 1994 (see Note B), the Trust and Funds changed names by replacing the word Transamerica with John Hancock.

         The Trustees have authorized the issuance of two classes of the Fund, designated as Class A and Class B. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemption, dividends, and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution/service expenses under the terms of a distribution plan have exclusive voting rights regarding such distribution plan. Class A Shares are subject to an initial sales charge of up to 4.50% and a 12b-1 distribution plan. Prior to May 15, 1995, the maximum sales charge was 4.75%. Class B Shares are subject to a contingent deferred sales charge and a separate 12b-1 distribution plan. On June 30, 1993, Class A shares were sold to commence class activity. Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc., (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

OPTIONS Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Purchased put or call over-the-counter options will be valued at the average of the "bid" prices obtained from two independent brokers. Written put or call over-the-counter options will be valued at the average of the "asked" prices obtained from two independent brokers. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the written option.

         The Fund may use option contracts to manage its exposure to financial markets. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

         The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

         Risks may also arise if counterparties do not perform under the contracts' terms, or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded

                          NOTES TO FINANCIAL STATEMENTS

                   John Hancock Funds -- High Yield Bond Fund


options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

         At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

         There were no written option transactions for the period ended April 30, 1995.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin", equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract will be valued at the official settlement price of the board of trade or U.S. commodities exchange. Subsequent payments, known as "variation margin", to and from the broker will be made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market", will be recorded by the Fund as unrealized gains or losses.

         When the contracts are closed, the Fund will recognize a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange.

         For Federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

         At April 30, 1995, there were no open positions in financial futures contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked-to-market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk other than that offset by the currency amount of the underlying transaction.

         At April 30, 1995, there were no open forward foreign currency exchange contracts.

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/loss on investments are translated at the rates prevailing at the dates of the transactions.

         The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

         Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the

                          NOTES TO FINANCIAL STATEMENTS

                   John Hancock Funds -- High Yield Bond Fund


trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis for both financial reporting and federal income tax purposes.

DISCOUNT ON SECURITIES The Fund accretes discount from par value on securities from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required. The Fund's tax year end is December 31.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding tax and is accrued as applicable.

         The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for effect of expenses that may be applied differently to each class as explained previously.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Fund.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution/service fees if any, are calculated daily at the class level based on the appropriated net assets of each class and the specific expense rate(s) applicable to each class.

NOTE B --
MANAGEMENT FEE, ADMINISTRATIVE
SERVICES AND TRANSACTIONS WITH AFFILIATES
AND OTHERS

On December 22, 1994, the Adviser became the investment adviser for the Fund with approval of the Trustees and shareholders of the Fund. The Fund's former investment manager was Transamerica Fund Management Company ("TFMC").

         Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, to 0.6250% of the first $75,000,000 of the Fund's average daily net asset value, 0.5625% of the next $75,000,000, and 0.5000% of the Fund's average daily net asset value in excess of $150,000,000. This fee structure is consistent with the former agreement with TFMC. For the period ended April 30, 1995, the advisory fee earned by the Adviser and TFMC amounted to $324,749 and $162,374, respectively, resulting in a total fee of $487,123.

         The Adviser and TFMC, for their respective periods, provided administrative services to the Fund pursuant to an administrative service agreement through January 16, 1995 on which day the agreement was terminated.

         In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value,

                          NOTES TO FINANCIAL STATEMENTS

                   John Hancock Funds -- High Yield Bond Fund


2.0% of the next $70,000,000 and 1.5% of the remaining average daily net asset value.

         On December 22, 1994 John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser, became the principal underwriter of the Fund. Prior to this date, Transamerica Fund Distributors, Inc. ("TFD") served as the principal underwriter and distributor of the Fund. For the period ended April 30, 1995, JH Funds and TFD received net sales charges of $93,570 with regard to sales of Class A shares. Out of this amount, $10,535 was retained and used for printing prospectuses, advertising, sales literature and other purposes, and $83,035 was paid as sales commissions to unrelated broker-dealers.

         Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 4.75% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds, formerly TFD, and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended April 30, 1995, contingent deferred sales charges amounted to $330,387.

         In addition, to compensate JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A and Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments for distribution and service expenses which in total will not exceed on an annual basis 0.25% of the Fund's average daily net assets attributable to Class A shares and 1.00% of the Fund's average daily net assets attributable to Class B shares, to reimburse for its distribution/service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. This fee structure and plan is similar to the former arrangement with TFD.

         The Board of Trustees approved a shareholder servicing agreement between the Fund and John Hancock Investor Services Corporation ("Investor Services"), a wholly owned subsidiary of The Berkeley Financial Group, for the period between December 22, 1994 and May 12, 1995, inclusive under which Investor Services processed telephone transactions on behalf of the Fund. As of May 15, 1995, the Fund entered into a full service transfer agent agreement with Investor Services. Prior to this date The Shareholder Services Group was the transfer agent. The Fund will pay Investor Services a fee based on transaction volume and number of shareholder accounts.

         A partner with Baker & Botts was an officer of the Trust until December 22, 1994. During the period ended April 30, 1995, legal fees paid to Baker & Botts amounted to $1,421.

         Mr. Edward J. Boudreau, Jr. is a director and officer of the Adviser and its affiliates as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund will make investments into other John Hancock Funds, as applicable, to cover its liability with regard to the deferred compensation. Investments to cover the Fund's deferred compensation liability will be recorded on the Fund's books as other assets. The deferred compensation liability will be marked to market on a periodic basis and income earned by the investment will be recorded on the Fund's books.

         The Fund has an independent advisory board composed of certain members of the former Transamerica Board of Trustees who provide advice to the current Trustees in order to facilitate a smooth management transition for which the Fund pays the advisory board and its counsel a fee.

                          NOTES TO FINANCIAL STATEMENTS

                   John Hancock Funds -- High Yield Bond Fund

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term obligations, during the period ended April 30, 1995 aggregated $98,763,095 and $84,611,766, respectively.

         The cost of investments owned at April 30, 1995 (including the short-term investments) for Federal income tax purposes was $179,141,364. Gross unrealized appreciation and depreciation of investments aggregated $7,024,162, and $3,637,557, respectively, resulting in net unrealized appreciation of $3,386,605.

                           HIGH YIELD TAX FREE FUND

                           STATEMENT OF NET ASSETS



October 31, 1994

                                     FACE
ISSUER                              AMOUNT           VALUE
--------------------------------------------------------------
LONG-TERM MUNICIPAL
-------------------
OBLIGATIONS  -  96.50%
----------------------
CALIFORNIA  -  18.75%
Adelanto Improvement
   Agency Revenue
   Refunding Bonds
  5.500% due 12/01/23 ..........   $1,250,000      $ 1,037,500
Fontana Special Tax
   Community Facilities
   District Bonds
  8.500% due 04/01/21 ..........    8,000,000        7,250,000
Fresno Joint Powers
   Financing Authority
   Revenue Refunding Bonds
  7.350% due 09/02/12 ..........    5,640,000        5,259,300
Metropolitan Water District
   Waterworks Revenue Bonds
  5.000% due 07/01/20 ..........    2,000,000        1,550,000
Pleasanton Joint Powers
   Financing Authority
   Revenue Bonds
  6.750% due 09/02/17 ..........    3,430,000        3,194,188
San Joaquin Hills
   Transportation Corridor
   Agency Toll Road
   Revenue Bonds
  5.000% due 01/01/33 ..........    1,000,000          678,750
  6.750% due 01/01/32 ..........    6,600,000        5,956,500
South Orange County Public
   Financing Authority
   Special Tax Revenue Bonds
  8.130% due 08/15/17 ..........    7,500,000        6,281,250
                                                   -----------
                                                    31,207,488
COLORADO  -  2.74%
Denver City & County
   Airport Revenue Bonds
  7.250% due 11/15/25 ..........    5,000,000        4,568,750

DISTRICT OF COLUMBIA  -  0.60%
District of Columbia
   Certificates of
   Participation
  7.300% due 01/01/13 ..........    1,000,000          996,250

FLORIDA  -  6.78%
Florida Housing Finance
   Agency Revenue Bonds
  8.400% due 10/01/12 ..........    3,300,000        3,279,375
Hillsborough County
   Aviation Authority
   Revenue Bonds
  8.600% due 01/15/22 ..........    3,900,000        3,495,375
Homestead Industrial
   Development
   Revenue Bonds
  7.950% due 11/01/18 ..........    2,000,000        1,825,000
Jacksonville Electric
   Authority Revenue Bonds
  5.250% due 10/01/28 ..........    1,000,000          783,750
South Indian River
   Water Control District
   Revenue Bonds
  7.500% due 11/01/18 ..........    2,000,000        1,905,000
                                                   -----------
                                                    11,288,500
GEORGIA  -  3.45%
Rockdale County
   Development Authority
   Solid Waste Disposal
   Revenue Bonds
  7.400% due 01/01/16 ..........    5,000,000        4,787,500
  7.500% due 01/01/26 ..........    1,000,000          953,750
                                                   -----------
                                                     5,741,250
ILLINOIS  -  10.94%
Bedford Park Tax Increment
   Revenue Bonds
  9.750% due 03/01/12 ..........    1,000,000        1,016,250

                    STATEMENT OF NET ASSETS
Continued
                                       FACE
ISSUER                                AMOUNT        VALUE
----------------------------------------------------------
Chicago O'Hare International
   Airport Special Facility
   Revenue Bonds
  8.850% due 05/01/18 ..........     1,975,000   2,120,656
Du Page County General
   Obligation Bonds
  5.600% due 01/01/21 ..........     5,000,000   4,306,250
Illinois Development Finance
   Authority Solid Waste
   Disposal Facility
   Revenue Bonds
  7.875% due 04/01/11 ..........     5,035,000   4,896,538
Illinois Health Facilities
   Authority Revenue Bonds
  9.000% due 10/01/22 ..........     1,500,000   1,453,125
  9.500% due 10/01/22 ..........     2,500,000   2,550,000
Round Lake Beach Tax
   Increment Revenue
   Refunding Bonds
  7.500% due 12/01/13 ..........     2,000,000   1,865,000
                                                ----------
                                                18,207,819
INDIANA  -  0.48%
Bluffton Economic Development
   Revenue Refunding Bonds
  7.850% due 08/01/15 ..........       750,000     793,125

IOWA  -  0.12%
Iowa Finance Authority
   Health Care Facility
   Revenue Bonds
  9.950% due 07/01/19 ..........       200,000     200,000

KANSAS  -  1.15%
Prairie Village Revenue Bonds
  8.750% due 08/15/23 ..........     2,000,000   1,910,000

KENTUCKY  -  3.60%
Kenton County Airport
   Revenue Bonds
  7.250% due 02/01/22 ..........     3,800,000   3,491,250
  7.800% due 12/01/15 ..........     2,500,000   2,496,875
                                                ----------
                                                 5,988,125
MARYLAND  -  2.05%
Baltimore County Pollution
   Control Revenue
   Refunding Bonds
  7.500% due 06/01/15 ..........     1,450,000   1,437,313
  7.550% due 06/01/17 ..........     2,000,000   1,982,500
                                                ----------
                                                 3,419,813
MASSACHUSETTS  -  3.24%
Massachusetts State
   Industrial Finance Agency
   Resource Recovery
   Revenue Bonds
  9.000% due 07/01/15 ..........     2,800,000   3,052,000
Massachusetts State Port
   Authority Special Project
   Revenue Bonds
  10.000% due 03/01/26..........     2,200,000   2,343,000
                                                ----------
                                                 5,395,000
MICHIGAN  -  5.34%
Michigan State Highway
   Truck Line General
   Obligation Bonds
  5.500% due 10/01/21 ..........     4,500,000   3,667,500
Michigan State Hospital
   Finance Authority
   Revenue Bonds
  7.500% due 11/01/10 ..........     1,455,000   1,373,156
Monroe County Pollution
   Control Revenue Bonds
  10.500% due 12/01/16 .........       250,000     270,000
Waterford Township Economic
   Development Corporation
   Revenue Bonds
  8.375% due 07/01/23 ..........     3,500,000   3,583,125
                                                ----------
                                                 8,893,781

                    STATEMENT OF NET ASSETS
Continued
                                       FACE
ISSUER                                AMOUNT        VALUE
----------------------------------------------------------
MISSOURI  -  0.59%
Lee's Summit Industrial
   Development Authority
   Health Facilities
   Revenue Bonds
  7.125% due 08/15/12 ..........     1,000,000     976,250

NEW YORK  -  2.23%
Triborough Bridge and
   Tunnel Authority
   Revenue Bonds
  6.125% due 01/01/21 ..........     4,000,000   3,710,000

OHIO  -  3.67%
Bedford Hospital Improvement
   Revenue Bonds
  8.500% due 05/15/09 ..........     1,520,000   1,573,200
Cleveland Parking Facilities
   Revenue Bonds
  8.000% due 09/15/12 ..........     1,000,000   1,012,500
Lorain County Project
   Revenue Bonds
  8.625% due 02/01/22 ..........     3,300,000   3,522,750
                                                ----------
                                                 6,108,450
OKLAHOMA  -  1.14%
Tulsa Municipal Airport Trust
   Revenue Bonds
  7.350% due 12/01/11 ..........     2,000,000   1,902,500

OREGON  -  2.48%
Western Generation Agency
   Cogeneration Project
   Revenue Bonds
  7.125% due 01/01/21 ..........     4,300,000   4,122,625

PENNSYLVANIA  -  12.34%
Cambria County Industrial
   Development Authority
   Pollution Control Revenue
   Refunding Bonds
  7.500% due 09/01/15 ..........     1,000,000     986,250
Chester County Industrial
Development Authority
   Revenue Bonds
  10.125% due 05/01/19 .........       200,000     202,500
Montgomery County Higher
   Education & Health
   Authority Revenue Bonds
  7.500% due 11/01/13 ..........     3,030,000   2,870,925
  7.500% due 11/01/14 ..........     1,055,000     998,294
Pennsylvania Convention
   Center Authority
   Revenue Bonds
  6.000% due 09/01/19 ..........     2,700,000   2,514,375
Pennsylvania Economic
   Development Financing
   Authority Resource
   Recovery Revenue Bonds
  6.875% due 01/01/11 ..........     5,800,000   5,256,250
Philadelphia Hospital &
   Higher Education Facilities
   Revenue Bonds
  8.625% due 07/01/21 ..........     2,300,000   2,251,125
  9.000% due 07/01/10 ..........     2,295,000   2,369,587
Philadelphia Industrial
   Development
   Revenue Bonds
  10.250% due 02/01/18 .........       290,000     297,250
Philadelphia Municipal
   Authority Revenue
   Refunding Bonds
  6.300% due 07/15/17 ..........     2,000,000   1,755,000
Scranton-Lackawanna Health
   & Welfare Authority
   Revenue Bonds
  8.500% due 07/01/20 ..........     1,000,000   1,042,500
                                                ----------
                                                20,544,056

                     STATEMENT OF NET ASSETS

Continued

                                       FACE
ISSUER                                AMOUNT        VALUE
----------------------------------------------------------
RHODE ISLAND  -  1.32%
Providence Redevelopment
   Agency Certificates of
   Participation
  8.000% due 09/01/24 ..........     2,250,000    2,202,187

SOUTH CAROLINA  -  1.13%
McCormick County Hospital
   Facilities Revenue Bonds
  10.500% due 03/01/18 .........       100,000      101,250
Piedmont Municipal Power
   Agency Revenue
   Refunding Bonds
  5.375% due 01/01/25 ..........     2,155,000    1,775,181
                                                -----------
                                                  1,876,431
TEXAS  -  2.25%
Houston Housing Finance
   Corporation Revenue Bonds
  9.750% due 09/15/03 ..........       435,000      448,050
Sam Rayburn Municipal
   Power Agency Power
   Supply System
   Revenue Bonds
  6.750% due 10/01/14 ..........     3,525,000    3,304,688
                                                -----------
                                                  3,752,738

UTAH  -  3.20%
Carbon County Solid Waste
   Disposal Revenue Bonds
  7.500% due 07/01/07 ..........     1,500,000    1,417,500
  9.000% due 07/01/12 ..........     2,000,000    1,947,500
  9.250% due 07/01/18 ..........     1,900,000    1,959,375
                                                -----------
                                                  5,324,375
VIRGINIA  -  1.84%
Hopewell Industrial
   Development Authority
   Resource Recovery
   Revenue Bonds
  8.250% due 05/01/10 ..........     1,000,000    1,021,250
  8.250% due 06/01/16 ..........     2,000,000    2,042,500
                                                -----------
                                                  3,063,750

WEST VIRGINIA  -  2.18%
Marion County Community
   Solid Waste Disposal
   Facility Revenue Bonds
  7.750% due 12/01/11 ..........     4,000,000    3,625,000

WISCONSIN  -  2.89%
Wisconsin Public Power
   Supply System Revenue
   Refunding Bonds
  5.250% due 07/01/21 ..........     6,000,000    4,815,000
                                                -----------

TOTAL LONG-TERM
MUNICIPAL OBLIGATIONS
(Cost $169,963,949)   ..........                160,633,263

SHORT-TERM
----------
OBLIGATIONS  -  3.67%
---------------------
VARIABLE RATE REVENUE
---------------------
BONDS  -  3.67%
---------------
ALABAMA  -  0.54%
Mobile Industrial
   Development Board
   Solid Waste Disposal
   Revenue Bonds
  3.400% due 11/02/94 (A) ......       900,000      902,135

MICHIGAN  -  0.12%
Michigan State Strategic
   Fund Pollution Control
   Revenue Bonds
  3.500% due 11/01/94 (A) ......       200,000      200,496

MISSISSIPPI  -  1.99%
Jackson County Pollution
   Control Revenue
   Refunding Bonds
  3.400% due 11/01/94 (A) ......       200,000      200,448
Jackson County Port Facility
   Revenue Bonds
  3.400% due 11/01/94 (A) ......     3,100,000    3,106,943
                                                -----------
                                                  3,307,391


                STATEMENT OF NET ASSETS

Continued


                                        FACE
ISSUER                                 AMOUNT      VALUE
-----------------------------------------------------------
TEXAS  -  0.48%
Southwest Higher Education
   Authority Revenue
   Refunding Bonds
  3.500% due 11/01/94 (A) ..........   800,000      801,844

WYOMING  -  0.54%
Lincoln County Pollution
   Control Revenue Bonds
  3.600% due 11/01/94 (A)
   Series A ........................   400,000      400,973
   Series C ........................   500,000      501,216
                                               ------------
                                                    902,189
                                               ------------
TOTAL SHORT-TERM
OBLIGATIONS
(Cost $6,114,055) ..................              6,114,055
                                               ------------
TOTAL INVESTMENTS  -  100.17%
(Cost $176,078,004) ................            166,747,318

CASH AND OTHER ASSETS,
LESS LIABILITIES  -  (0.17)%  ......               (277,616)
                                               ------------
NET ASSETS,  at value,
  equivalent to $8.82 per
  share for 1,745,448 Class A
  Shares ($.01 par value)
  of capital stock outstanding
  and $8.82 per share for
  17,127,143 Class B
  Shares ($.01 par value)
  of capital stock
  outstanding - 100.00%  ...........           $166,469,702
                                               ============

(A) Interest rate reset date.


See Notes to Financial Statements.

        STATEMENT OF OPERATIONS / STATEMENTS OF CHANGES IN NET ASSETS

STATEMENT OF OPERATIONS
Year Ended October 31, 1994

INVESTMENT INCOME
Interest .....................               $ 10,754,138

EXPENSES
Distribution expenses
   (see Note D)...............  $1,423,523
Management fees...............     886,380
Transfer agent fees...........     110,384
Administrative service fees...      88,709
Registration fees.............      59,160
Custodian fees................      41,081
Audit and legal fees..........      31,837
Shareholder reports...........      28,865
Directors' fees and expenses..      25,400
Miscellaneous.................      18,251      2,713,590
                                ----------   ------------
   NET INVESTMENT INCOME......                  8,040,548

REALIZED AND UNREALIZED
LOSS ON INVESTMENTS
Net realized loss on
   investments................                 (1,459,716)
Net change in unrealized
   depreciation of
   investments................                (14,473,003)
                                             ------------
NET REALIZED AND UNREALIZED
   LOSS ON INVESTMENTS........                (15,932,719)
                                             ------------
DECREASE IN NET ASSETS
   RESULTING FROM
   OPERATIONS.................                 (7,892,171)
                                             ============

STATEMENTS OF CHANGES IN NET ASSETS
                                    YEAR ENDED OCTOBER 31,
                                -----------------------------
                                    1994             1993
                                ------------     ------------
OPERATIONS
Net investment income .........    8,040,548        4,602,260
Net realized gain (loss) on
  investments .................   (1,459,716)       2,331,358
Net change in unrealized
  appreciation
  (depreciation) of
  investments .................  (14,473,003)       3,971,820
                                ------------     ------------
Increase (decrease) in net
  assets resulting from
  operations ..................   (7,892,171)      10,905,438

DISTRIBUTIONS TO
SHAREHOLDERS
From net investment
  income  -
  Class A .....................     (369,015)               -
  Class B .....................   (7,671,533)      (4,876,985)
In excess of net investment
  income  -
  Class A .....................      (67,471)               -
  Class B .....................   (1,136,918)               -
From net realized gain on
  investments - Class B .......   (1,980,359)        (929,982)
                                ------------     ------------
Total distributions to
  shareholders ................  (11,225,296)      (5,806,967)

CAPITAL SHARE
TRANSACTIONS
Increase in capital shares
  outstanding  ................   72,145,259       42,410,147
                                ------------     ------------
Increase in net assets ........   53,027,792       47,508,618

NET ASSETS
Beginning of year .............  113,441,910       65,933,292
                                ------------     ------------
End of year ................... $166,469,702     $113,441,910
                                ============     ============

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                   CLASS A SHARES                         CLASS B SHARES
                                                  ---------------  ---------------------------------------------------------
                                                    PERIOD FROM
                                                 DECEMBER 31, 1993                    YEAR ENDED OCTOBER 31,
                                                   TO OCTOBER 31,  ---------------------------------------------------------
                                                      1994(1)        1994          1993       1992         1991       1990
                                                  ---------------  --------      --------    -------     -------     -------
Per share income and capital changes for a share
   outstanding during each period:
Net asset value, beginning of period .............    $  9.85      $   9.98      $   9.39    $  9.31     $  9.07     $  9.29

INCOME FROM INVESTMENT OPERATIONS
Net investment income ............................       0.48          0.48          0.53       0.55        0.54        0.55
Net realized and unrealized gain (loss)
   on investments ................................      (0.94)        (0.90)         0.72       0.17        0.34       (0.14)
                                                      -------      --------      --------    -------     -------     -------
   Total from Investment Operations ..............      (0.46)        (0.42)         1.25       0.72        0.88        0.41

LESS DISTRIBUTIONS
Dividends from net investment income .............      (0.48)        (0.48)        (0.56)     (0.55)      (0.54)      (0.55)
Dividends in excess of net investment income .....      (0.09)        (0.07)            -          -           -           -
Distributions from realized gains ................          -         (0.19)        (0.10)     (0.09)          -           -
Returns of capital ...............................          -             -             -          -       (0.10)      (0.08)
                                                      -------      --------      --------    -------     -------     -------
   Total Distributions ...........................      (0.57)        (0.74)        (0.66)     (0.64)      (0.64)      (0.63)
                                                      -------      --------      --------    -------     -------     -------
Net asset value, end of period ...................    $  8.82      $   8.82      $   9.98    $  9.39     $  9.31     $  9.07
                                                      =======      ========      ========    =======     =======     =======

TOTAL RETURN(2) ..................................      (4.82)%       (4.44)%       13.69%      7.89%      10.07%       4.60%
                                                      =======      ========      ========    =======     =======     =======

RATIOS AND SUPPLEMENTAL DATA
Ratio of expenses to average net assets ..........       0.96%         1.85%         2.06%      2.17%       2.36%       2.20%
Ratio of net investment income to
    average net assets ...........................       5.08%         5.36%         5.23%      5.78%       5.61%       5.96%
Portfolio turnover ...............................         62%           62%          100%        40%         83%         41%
Net Assets, end of period (in thousands) .........    $15,401      $151,069      $113,442    $65,933     $51,467     $35,820

(1) Financial highlights, including total return, have not been annualized. Per share information has been calculated using the average number of shares outstanding. Portfolio turnover is for the year ended October 31, 1994.
(2) Total return does not include the effect of the initial sales charge for Class A Shares nor the contingent deferred sales charge for Class B Shares.

See Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS

October 31, 1994

NOTE A  -  SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series, Inc. (the "Issuer"), formerly Transamerica Special Series, Inc., is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Issuer operates as a series fund, currently issuing six series of shares. On May 20, 1994, the shareholders of the Issuer approved changes to the name of the Issuer and to the names of each of the series of the Issuer. These changes became effective on June 15, 1994.
        Transamerica High Yield Tax-Free Fund (the "Fund"), formerly Transamerica Special High Yield Tax Free Fund, is one of the series of the Issuer. The Fund made its initial offering of shares to the public on August 25, 1986 and subsequently was reorganized as a series of the Issuer and made its initial offering of shares to the public as a Series fund on May 1, 1987. On December 31, 1993, the Fund commenced issuing a second class of shares. The new Class A Shares are subject to an initial sales charge of up to 4.75% and a 12b-1 distribution plan and Class B Shares are subject to a contingent deferred sales charge and a separate 12b-1 distribution plan. The following is a summary of significant accounting policies consistently followed by the Fund.
        (1) The Fund values its investments by using quotations provided by market makers, estimates of market value, or values received from an independent pricing service. Securities for which market quotations are not readily available are valued at a fair value as determined in good faith by the Issuer's Board of Directors. Short-term investments are valued at amortized cost (original cost plus amortized discount or accrued interest).
        (2) Security transactions are accounted for on the trade date. Interest income is accrued daily. For financial reporting purposes, debt premiums are amortized using the yield-to-maturity method. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial reporting and federal income tax purposes.
        (3) Income dividends are declared daily by the Fund and paid or reinvested at net asset value monthly. Other distributions are recorded on the ex-dividend date and may be reinvested at net asset value. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions payable to shareholders at October 31, 1994 were $627,636.
        (4) As described in the prospectus, the Fund may invest in debt securities that, at the time of purchase are assigned to the medium and lower rating categories of recognized rating agencies or are unrated by such agencies and therefore, may involve greater credit and/or interest rate risks.
        (5) No provision for federal income taxes has been made since it is the Fund's intention to distribute all of its taxable income and profits to its shareholders and to comply with the requirements applicable to regulated investment companies and the minimum distribution requirements of the Internal Revenue Code. The Fund's tax year end is December 31.
        (6) The Fund reports custodian fees net of credits and charges resulting from cash positions in the custodial accounts greater than or less than the amounts required to settle portfolio transactions. For the year ended October 31, 1994, these amounts were $5,364 and $6,203, respectively.
        (7) On a daily basis, income, unrealized and realized gains and losses, and expenses which are not class specific are allocated to each class based on their respective relative net assets. Class specific expenses, such as distribution expenses, are applied to the class to which they are attributed.

NOTE B  -  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's management fee is payable monthly to Transamerica Fund Management
Company (the "Investment Adviser") and is calculated based on the following schedule:

            AVERAGE DAILY
             NET ASSETS       ANNUAL RATE
        ------------------    -----------
        First $75 million       0.6250%
        Next  $75 million       0.5625%
        Over  $150 million      0.5000%

        At October 31, 1994, the management fee payable to the Investment Adviser was $84,476.
        The Investment Adviser provides administrative services to the Fund pursuant to an administrative service agreement. During the year ended October 31, 1994, the Fund paid or accrued $60,488 for these services, of which $5,709 was payable at October 31, 1994.
        During the year ended October 31, 1994, Transamerica Fund Distributors, Inc. (the "Distributor"), an affiliate of the Investment Adviser, as principal underwriter of the Fund, retained $24,453 as its portion of the commissions charged on sales of Class A Shares of the Fund. At October 31, 1994, receivables from and payables to the Distributor for Fund share transactions were $564,579 and $135,220, respectively.

                         NOTES TO FINANCIAL STATEMENTS


Continued


NOTE B  (Continued)

        The Fund paid no compensation directly to any officer. Certain officers and a director of the Issuer are affiliated with the Investment Adviser.

        During the year ended October 31, 1994, the Fund paid legal fees of $5,114 to Baker & Botts. A partner with Baker & Botts is an officer of the Issuer.

NOTE C  -  COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

During the year ended October 31, 1994, purchases and sales of securities, other than short-term obligations, aggregated $159,571,299 and $88,978,661, respectively. At October 31, 1994, payables to brokers for securities purchased were $2,587,700.
        At October 31, 1994, the identified cost of total investments owned is the same for both financial reporting and federal income tax purposes. At October 31, 1994, the gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes were $1,064,773 and $10,395,459, respectively.

NOTE D  -  PLAN OF DISTRIBUTION

Pursuant to Rule 12b-1 of the Investment Company Act of 1940, the Fund is authorized under separate distribution plans to finance activities related to the distribution of its Class A and Class B Shares (the "Class A Plan" and the "Class B Plan," respectively). The distribution plans, together with the initial sales charge on Class A Shares and the contingent deferred sales charge on Class B Shares, comply with the regulations covering maximum sales charges assessed by mutual funds distributed through securities dealers that are NASD members.
        The Class A Plan and the Class B Plan permit each class to make payments to the Distributor up to 0.25% annually of average daily net assets for certain distribution costs such as service fees paid to dealers, production and distribution of prospectuses to prospective investors, services provided to new and existing shareholders and other distribution related activities. During the period December 31, 1993 to October 31, 1994, Class A made payments to the Distributor of $15,171 or 0.21% related to the above activities. During the year ended October 31, 1994, Class B made payments of $360,232 or 0.25% related to these activities.
        The Class B Plan also permits Class B to reimburse the Distributor up to 0.75% annually of average daily net assets for costs related to compensation paid to securities dealers, in place of an initial sales charge to investors, on the sale of Class B Shares. These costs are based upon a commission payment charge of 5% of the value of Class B Shares sold (excluding shares acquired through reinvestment) reduced by the amount of contingent deferred sales charges
(CDSC) that have been received by the Distributor on redemptions of Class B Shares. These costs also include a charge of interest (carrying charge) at an annual rate of 1% over the prevailing prime rate to the extent cumulative commission payment charges, plus any previous carrying charges, less CDSC received by the Distributor, have not been paid in full by the Fund. For the year ended October 31, 1994, Class B reimbursed the Distributor $1,048,120 or 0.73% for such costs. For the year ended October 31, 1994, the Distributor received $253,265 in CDSC. At October 31, 1994, the balance of unrecovered costs was $6,227,263.
        At October 31, 1994, Class A had $4,515 and Class B had $205,393 payable to the Distributor pursuant to the above distribution plans.

                         NOTES TO FINANCIAL STATEMENTS


Continued

NOTE E  -  CAPITAL AND RELATED TRANSACTIONS

A summary of the capital stock transactions follows:
                                                                                        YEAR ENDED OCTOBER 31,
                                                                         ---------------------------------------------------
                                                                                 1994(1)                      1993
                                                                         ------------------------    -----------------------
                                                                          SHARES       DOLLARS        SHARES        DOLLARS
                                                                         ----------  ------------    ---------   -----------
Shares sold  -  Class A ...............................................   1,811,428  $ 16,937,949            -             -
Shares sold  -  Class B ...............................................   7,988,008    76,547,531    5,001,644   $48,865,219
Shares issued in reinvestment of distributions  -  Class A ............      14,913       136,310            -             -
Shares issued in reinvestment of distributions  -  Class B ............     446,841     4,233,508      280,254     2,731,671
Shares redeemed  -  Class A ...........................................     (80,893)     (741,733)           -             -
Shares redeemed  -  Class B ...........................................  (2,671,603)  (24,968,306)    (937,111)   (9,186,743)
                                                                         ----------  ------------    ---------   -----------
Net increase in capital shares outstanding ............................   7,508,694  $ 72,145,259    4,344,787   $42,410,147
                                                                         ==========  ============    =========   ===========

(1)  Class A share transactions are for the period December 31, 1993 to October 31, 1994.

The components of net assets at October 31, 1994, are as follows:

Capital paid-in (125,000,000 shares authorized)..............................................................   $177,720,082
Accumulated net realized loss on investments.................................................................     (1,919,694)
Net unrealized depreciation of investments...................................................................     (9,330,686)
                                                                                                                ------------
NET ASSETS...................................................................................................   $166,469,702
                                                                                                                ============

                        REPORT OF INDEPENDENT AUDITORS



Shareholders and Board of Directors
John Hancock High Yield Tax-Free Fund,
  a series of John Hancock Series, Inc.

We have audited the accompanying statement of net assets of John Hancock High Yield Tax-Free Fund (formerly Transamerica High Yield Tax Free Fund), a series of John Hancock Series, Inc. (formerly Transamerica Series, Inc.), as of October 31, 1994, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1994, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of John Hancock High Yield Tax-Free Fund, a series of John Hancock Series, Inc., at October 31, 1994, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


                                                /s/ Ernst & Young LLP


Houston, Texas
December 2, 1994,

                              FINANCIAL STATEMENTS

                 John Hancock Funds - High Yield Tax-Free Fund


STATEMENT OF ASSETS AND LIABILITIES
April 30, 1995 (Unaudited)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
ASSETS:
 Investments at value - Note C:
   Bonds (cost - $165,068,152) ..............................................     $165,224,578
   Short-term investments (cost - $200,000) .................................          200,000
                                                                                  -------------
                                                                                   165,424,578
 Cash .......................................................................        2,240,944
 Segregated assets for financial futures contracts ..........................          131,250
 Receivable for shares sold .................................................          271,014
 Receivable for investments sold ............................................        8,782,548
 Interest receivable ........................................................        3,497,216
 Miscellaneous assets .......................................................           43,444
                                                                                  -------------
                    Total Assets ............................................      180,390,994
                    ---------------------------------------------------------------------------
LIABILITIES:
 Payable for investments purchased ..........................................        5,856,496
 Payable for shares repurchased .............................................           84,260
 Dividend payable ...........................................................          466,471
 Payable to John Hancock Advisers, Inc. and
   affiliates - Note B ......................................................           50,032
 Accounts payable and accrued expenses ......................................           74,183
                                                                                  -------------
                    Total Liabilities .......................................        6,531,442
                    ---------------------------------------------------------------------------
NET ASSETS:
 Capital paid-in ............................................................      176,676,257
 Accumulated net realized loss on investments ...............................       (2,328,407)
 Net unrealized appreciation of investments and
   financial futures contracts ..............................................          149,395
 Distributions in excess of net investment income ...........................         (637,693)
                                                                                  -------------
                    Net Assets ..............................................     $173,859,552
                    ===========================================================================
NET ASSET VALUE PER SHARE:
  (Based on net asset values and shares of beneficial interest outstanding -
  125,000,000 shares authorized with $0.01 per share par value, respectively)
 Class A - $14,498,617/1,566,266 ............................................     $       9.26
 ==============================================================================================
 Class B - $159,360,935/17,211,821 ..........................................     $       9.26
 ==============================================================================================
MAXIMUM OFFERING PRICE PER SHARE*
 Class A - ($9.26 x 104.99%) ................................................     $       9.72
 ==============================================================================================

* On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

THE STATEMENT OF ASSETS AND LIABILITIES IS THE FUND'S BALANCE SHEET AND SHOWS THE VALUE OF WHAT THE FUND OWNS, IS DUE AND OWES ON APRIL 30, 1995. YOU'LL ALSO FIND THE NET ASSET VALUE AND THE MAXIMUM OFFERING PRICE PER SHARE AS OF THAT DATE.

THE STATEMENT OF OPERATIONS SUMMARIZES THE FUND'S INVESTMENT INCOME EARNED AND EXPENSES INCURRED IN OPERATING THE FUND. IT ALSO SHOWS NET GAINS (LOSSES) FOR THE PERIOD STATED.

STATEMENT OF OPERATIONS
Six months ended April 30, 1995 (Unaudited)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
INVESTMENT INCOME:
 Interest ...................................................................      $ 6,256,231
                                                                                   -----------
 Expenses:
   Investment management fee - Note B .......................................          484,928
   Distribution/service fee - Note B
    Class A .................................................................           19,084
    Class B .................................................................          755,590
   Transfer agent fee .......................................................           67,645
   Registration and filing fees .............................................           39,478
   Custodian fee ............................................................           34,353
   Auditing fee .............................................................           30,159
   Trustees' fees ...........................................................           11,402
   Printing .................................................................            8,152
   Miscellaneous ............................................................            7,849
   Advisory board fee .......................................................            5,929
   Legal fees ...............................................................            4,586
                                                                                   -----------
                    Total Expenses ..........................................        1,469,155
                    --------------------------------------------------------------------------
                    Net Investment Income ...................................        4,787,076
                    --------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FINANCIAL FUTURES CONTRACTS
 Net realized loss on investments sold ......................................         (408,713)
 Change in net unrealized appreciation/depreciation
   of investments ...........................................................        9,487,112
 Change in net unrealized appreciation/depreciation
   on financial futures contracts ...........................................           (7,031)
                                                                                    -----------
                    Net Realized and Unrealized
                    Gain on Investments and
                    Financial Futures Contracts .............................        9,071,368
                    --------------------------------------------------------------------------
                    Net Increase in Net Assets
                    Resulting from Operations ...............................      $13,858,444
                    ==========================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                  John Hancock Funds - High Yield Tax-Free Fund


STATEMENT OF CHANGES IN NET ASSETS

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                                                       SIX MONTHS ENDED    YEAR ENDED
                                                                                        APRIL 30, 1995     OCTOBER 31,
                                                                                          (UNAUDITED)         1994
                                                                                         ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income.................................................................  $  4,787,076     $  8,040,548
 Net realized loss on investments sold and financial futures contracts.................      (408,713)      (1,459,716)
 Change in net unrealized appreciation/depreciation of investments and
  financial futures contracts..........................................................     9,480,081      (14,473,003)
                                                                                         ------------     ------------
   Net Increase (Decrease) in Net Assets Resulting from Operations.....................    13,858,444       (7,892,171)
                                                                                         ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Dividends from net investment income:
   Class A** - ($0.3207 and $0.4800 per share, respectively)...........................      (556,199)        (369,015)
   Class B - ($0.2848 and $0.4800 per share, respectively).............................    (4,868,570)      (7,671,533)
 Distributions fom net realized gain on investments sold
   Class B - (none and $0.1900 per share, respectively)................................            --       (1,980,359)
 Distributions in excess of net investment income
   Class A** - (none and $0.0900 per share, respectively)..............................            --          (67,471)
   Class B - (none and $0.0700 per share, respectively)................................            --       (1,136,918)
                                                                                          ------------    ------------
    Total Distributions to Shareholders................................................     (5,424,769)    (11,225,296)
                                                                                          ------------    ------------

FROM FUND SHARE TRANSACTIONS-- NET*....................................................     (1,043,825)     72,145,259
                                                                                          ------------    ------------
NET ASSETS:
 Beginning of period...................................................................    166,469,702     113,441,910
                                                                                          ------------    ------------
 End of period (including distributions in excess of net investment
  income of ($637,693) and none, respectively).........................................   $173,859,552    $166,469,702
                                                                                          ============    ============

* Analysis of Fund Share Transactions:


                                                             SIX MONTHS ENDED
                                                              APRIL 30, 1995                  YEAR ENDED OCTOBER 31,
                                                                (UNAUDITED)                            1994
                                                        --------------------------        ----------------------------
                                                         SHARES          AMOUNT             SHARES           AMOUNT
                                                        --------      ------------        ----------      ------------
CLASS A**
  Shares sold .................................          273,387      $  2,438,701         1,811,428      $ 16,937,949
  Shares issued to shareholders in reinvestment
   of distributions ...........................           23,853           212,931            14,913           136,310
                                                      ----------      ------------        ----------      ------------
                                                         297,240         2,651,632         1,826,341        17,074,259
 Less shares repurchased ......................         (476,422)       (4,328,562)          (80,893)         (741,733)
                                                      ----------      ------------        ----------      ------------
 Net increase (decrease) ......................         (179,182)     ($ 1,676,930)        1,745,448      $ 16,332,526
                                                      ==========      ============        ==========      ============
CLASS B
 Shares sold ..................................        2,076,584      $ 18,411,151         7,988,008      $ 76,547,531
 Shares issued to shareholders in reinvestment
  of distributions ............................          181,819         1,626,281           446,841         4,233,508
                                                      ----------      ------------        ----------      ------------
                                                       2,258,403        20,037,432         8,434,849        80,781,039
 Less shares repurchased ......................       (2,173,725)      (19,404,327)       (2,671,603)      (24,968,306)
                                                      ----------      ------------        ----------      ------------
 Net increase .................................           84,678      $    633,105         5,763,246      $ 55,812,733
                                                      ==========      ============        ==========      ============

** Class A shares commenced operations on December 31, 1993

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                  John Hancock Funds - High Yield Tax-Free Fund


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated, investment returns, key ratios and supplemental data are listed as follows:

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                                                                                                                  PERIOD FROM
                                                                                              SIX MONTHS       DECEMBER 31, 1993
                                                                                                ENDED           (COMMENCEMENT OF
                                                                                               APRIL 30,         OPERATIONS) TO
                                                                                                1995(b)            OCTOBER 31,
                                                                                             (UNAUDITED)              1994
CLASS A                                                                                       -----------       -----------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period........................................................     $  8.82           $  9.85
                                                                                                 -------           -------
Net Investment Income.......................................................................        0.28              0.48(a)
Net Realized and Unrealized Gain (Loss) on Investments Sold and Financial Futures Contracts.        0.48             (0.94)
                                                                                                 -------           -------
 Total from Investment Operations...........................................................        0.76             (0.46)
                                                                                                 -------           -------
Less Distributions:
Dividends from Net Investment Income........................................................       (0.32)            (0.48)
Distributions in Excess of Net Investment Income............................................          --             (0.09)
                                                                                                 -------           -------
 Total Distributions........................................................................       (0.32)            (0.57)
                                                                                                 -------           -------
Net Asset Value, End of Period..............................................................     $  9.26           $  8.82
                                                                                                 =======           =======
Total Investment Return at Net Asset Value..................................................        8.81%             4.96%

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted)...................................................     $14,499           $15,401
Ratio of Expenses to Average Net Assets.....................................................        1.09%*            1.15%*
Ratio of Net Investment Income to Average Net Assets........................................        6.49%*            6.08%*
Portfolio Turnover Rate.....................................................................          18%               62%






THE FINANCIAL HIGHLIGHTS SUMMARIZE THE IMPACT OF THE FOLLOWING FACTORS ON A SINGLE SHARE FOR THE PERIODS INDICATED: THE NET INVESTMENT INCOME, GAINS (LOSSES), DIVIDENDS, AND TOTAL INVESTMENT RETURN OF THE FUND. IT SHOWS HOW THE FUND'S NET ASSET VALUE FOR A SHARE HAS CHANGED SINCE THE END OF THE PREVIOUS PERIOD. ADDITIONALLY, IMPORTANT RELATIONSHIPS BETWEEN SOME ITEMS PRESENTED IN THE FINANCIAL STATEMENTS ARE EXPRESSED IN RATIO FORM.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                  John Hancock Funds - High Yield Tax-Free Fund

FINANCIAL HIGHLIGHTS (continued)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                        SIX MONTHS
                                                           ENDED
                                                     APRIL 30, 1995(b)                YEAR ENDED OCTOBER 31, 1994
                                                                        -----------------------------------------------------------
                                                        (UNAUDITED)       1994         1993         1992         1991         1990
                                                     ----------------
Class B
Per Share Operating Performance
Net Asset Value, Beginning of Period .............     $   8.82        $   9.98     $   9.39      $  9.31      $  9.07      $  9.29
                                                       --------        --------     --------      -------      -------      -------
Net Investment Income ............................         0.25            0.48         0.53         0.55         0.54         0.55
Net Realized and Unrealized Gain (Loss) on
 Investments Sold and
  Financial Futures Contracts ....................         0.47           (0.90)        0.72         0.17         0.34        (0.14)
                                                       --------        --------     --------      -------      -------      -------
 Total from Investment Operations ................         0.72           (0.42)        1.25         0.72         0.88         0.41
                                                       --------        --------     --------      -------      -------      -------
Less Distributions
Dividends from Net Investment Income .............        (0.28)          (0.48)       (0.56)       (0.55)       (0.54)       (0.55)
Distributions in Excess of Net Investment Income..         --             (0.07)        --           --           --           --
Distributions from Net Realized Gain on
 Investments Sold ................................         --             (0.19)       (0.10)       (0.09)        --           --
Distributions from Capital Paid-in ...............         --              --           --           --          (0.10)       (0.08)
 Total Distributions .............................        (0.28)          (0.74)       (0.66)       (0.64)       (0.64)       (0.63)
                                                       --------        --------     --------      -------      -------      -------
Net Asset Value, End of Period ...................     $   9.26        $   8.82     $   9.98      $  9.39      $  9.31      $  9.07
                                                       ========        ========     ========      =======      =======      =======
 Total Investment Return at Net Asset Value ......         8.38%          (4.44%)      13.69%        7.89%       10.07%        4.60%

Ratios and Supplemental Data
Net Assets, End of Period (000's omitted) ........     $159,361        $151,069     $113,442      $65,933      $51,467      $35,820
Ratio of Expenses to Average Net Assets ..........         1.84%*          1.85%        2.06%        2.17%        2.36%        2.20%
Ratio of Net Investment Income to Average Net
 Assets...........................................        5.74%*          5.36%        5.23%        5.78%        5.61%        5.96%
Portfolio Turnover Rate ..........................           18%             62%         100%          40%          83%          41%

 * On an annualized basis.

(a) On average month end shares outstanding.

(b) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.



                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                  John Hancock Funds - High Yield Tax-Free Fund

SCHEDULE OF INVESTMENTS
April 30, 1995 (Unaudited)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

THE SCHEDULE OF INVESTMENTS IS A COMPLETE LIST OF ALL SECURITIES OWNED BY HIGH YIELD TAX-FREE FUND ON APRIL 30, 1995. IT'S DIVIDED INTO TWO MAIN CATEGORIES:
TAX-EXEMPT LONG-TERM BONDS AND TAX-EXEMPT SHORT-TERM NOTES. THE BONDS ARE FURTHER BROKEN DOWN BY STATES. UNDER EACH STATE IS A LIST OF THE SECURITIES OWNED BY THE FUND.

                                                                                                      PAR VALUE               YIELD
                                                                  INTEREST     MATURITY         S&P    (000'S       MARKET     AT
STATE, ISSUER, DESCRIPTION                                          RATE         DATE         RATING  OMITTED)       VALUE   MARKET+
--------------------------                                          ----         ----         ------  ---------     ------   -------

TAX-EXEMPT LONG-TERM BONDS
CALIFORNIA (17.12%)
 Fontana, County Of,
   Special Tax Rev Community Facility District No 90-3
    Empire Center.............................................      8.500%      04-01-21       BB-**     $8,000  $ 8,000,000   8.50%
 Fresno Joint Powers Financing Auth,
   Rev Ser B Subordinated Debt................................      7.350       09-02-12       BB-**      5,540    5,585,760   7.29
 Pleasanton Joint Powers Financing Auth,
   Rev Reassessment Ser B Subordinated Debt...................      6.750       09-02-17       BBB-**     3,420    3,312,407   6.97
 San Bernardino, County Of,
   Cert Of Part Medical Center Fin Proj.......................      5.500       08-01-17       A-        *4,500    3,648,510   6.78
 Santa Ana Financing Auth,
   Lease Rev Police Admin & Holding Facil Ser A...............      6.250       07-01-19       AAA       *2,000    2,045,100   6.11
 South Orange County Public Financing Auth,
   Spec Tax Rev Levrrs........................................      6.095       08-15-17       AAA**     *7,500    7,171,875   6.37
                                                                                                                 -----------
                                                                                                                  29,763,652
                                                                                                                 -----------
COLORADO (2.95%)
 Denver, City & County of,
   Airport Rev Ser A..........................................      7.250       11-15-25       BB         5,000    5,134,600   7.06
                                                                                                                 -----------
DISTRICT OF COLUMBIA (0.56%)
 District of Columbia,
   Cert of Part...............................................      7.300       01-01-13       B-         1,000      976,600   7.47
                                                                                                                 -----------
FLORIDA (6.92%)
 Florida Housing Finance Agency,
   Southlake Apartments Proj Ser D Remarketed 6-1-1993........      8.400       10-01-12       BBB-**     3,300    3,366,165   8.23
 Hillsborough County Aviation Auth,
   Rev Special Purpose Facil Improv US Air Proj...............      8.600       01-15-22       B-         3,900    3,886,974   8.63
 Homestead, City of,
   Ind'l Development Rev Community Rehab Proj Ser A...........      7.950       11-01-18       BB**       2,000    1,864,920   8.53
 Jacksonville Electric Auth,
   Elec Sys Rev Ser 3A........................................      5.250       10-01-28       AA         1,000      871,660   6.02
 South Indian River Water Control District,
   Rev Egret Landing Proj Section 15 Phase 1..................      7.500       11-01-18       BB+**      2,000    2,039,240   7.36
                                                                                                                 -----------
                                                                                                                  12,028,959
                                                                                                                 -----------


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                  John Hancock Funds - High Yield Tax-Free Fund

                                                                                                      PAR VALUE               YIELD
                                                                  INTEREST     MATURITY         S&P    (000'S       MARKET     AT
STATE, ISSUER, DESCRIPTION                                          RATE         DATE         RATING  OMITTED)       VALUE   MARKET+
--------------------------                                          ----         ----         ------  ---------     ------   -------

GEORGIA (3.43%)
 Rockdale County Development Auth,
   Solid Waste Disposal Rev Visy Paper Inc Proj...............      7.400%      01-01-16       BB**      $5,000  $ 4,957,450   7.46%
   Solid Waste Disposal Rev Visy Paper Inc Proj...............      7.500       01-01-26       BB**       1,000    1,000,550   7.50
                                                                                                                 -----------
                                                                                                                   5,958,000
                                                                                                                 -----------
ILLINOIS (7.98%)
 Bedford Park, City Of,
   Tax Increment Rev Sr Lien Mark IV Proj.....................      9.750       03-01-12       BB**       1,000    1,108,470   8.80
 Chicago, City Of,
   Chicago-O'Hare Int'L Airport Spec Facil Rev Ref
    American Airlines Inc                                           8.200       12-01-24       BB+*       1,500    1,656,240   7.43
 Illinois Development Finance Auth,
   Solid Waste Disposal Rev Facility Ford Heights
    Waste Tire Proj                                                 7.875       04-01-11       BB-**      5,035    4,923,072   8.05
 Illinois Health Facilities Auth,
   Rev Fairview Obligated Group Proj Ser A....................      9.500       10-01-22       BB**       2,500    2,659,550   8.93
   Rev Fairview Obligated Group Proj Ser B....................      9.000       10-01-22       BB**       1,500    1,547,790   8.72
 Round Lake Beach, City Of,
   Tax Increment Rev Ref......................................      7.500       12-01-13       BB+**      2,000    1,978,080   7.58
                                                                                                                 -----------
                                                                                                                  13,873,202
                                                                                                                 -----------
INDIANA (0.45%)
 Bluffton Economic Development Auth,
   Rev Ref Kroger Co Proj Adjustable Rate Convertible 5-1-1992      7.850       08-01-15       BA2**        750      784,905   7.50
                                                                                                                 -----------
IOWA (0.12%)
 Iowa Finance Auth,
   Health Care Facil Rev Mercy Health - Health Initiatives Proj     9.950       07-01-19       BB**         200      211,238   9.42
                                                                                                                 -----------
KANSAS (1.17%)
 Prarie Village, City of,
   Rev Ser A Claridge Court Proj..............................      8.750       08-15-23       BBB-**     2,000    2,044,400   8.56
                                                                                                                 -----------
KENTUCKY (3.72%)
 Kenton County Airport Board,
   Rev Spec Facil Delta Airlines Inc Ser 1985.................      7.800       12-01-15       BB         2,500    2,620,650   7.44
   Rev Spec Facil Delta Airlines Proj Ser B...................      7.250       02-01-22       BB         3,800    3,850,882   7.15
                                                                                                                 -----------
                                                                                                                   6,471,532
                                                                                                                 -----------
MARYLAND (1.16%)
 Baltimore, County of,
   Poll Control Rev Ref Bethelehem Steel Corp Proj............      7.500       06-01-15       BB-**      2,000    2,016,220   7.44
                                                                                                                 -----------
MASSACHUSETTS (3.11%)
 Massachusetts Industrial Finance Agency,
   Rev Ser A Southeastern Mass Proj...........................      9.000       07-01-15       BB**       2,800    3,019,744   8.35
 Massachusetts Port Auth,
   Spec Proj Rev Harborside Hyatt Hotel Remarketed 6-20-1991..     10.000       03-01-26       BB**       2,200    2,381,346   9.24
                                                                                                                 -----------
                                                                                                                   5,401,090
                                                                                                                 -----------
MICHIGAN (3.04%)
 Michigan Hospital Finance Auth,
   Rev Ref Ser A Detroit Osteopathic..........................      7.500       11-01-10       B+         1,455    1,417,374   7.70


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                  John Hancock Funds - High Yield Tax-Free Fund

                                                                                                      PAR VALUE               YIELD
                                                                  INTEREST     MATURITY         S&P    (000'S       MARKET     AT
STATE, ISSUER, DESCRIPTION                                          RATE         DATE         RATING  OMITTED)       VALUE   MARKET+
--------------------------                                          ----         ----         ------  ---------     ------   -------

MICHIGAN (CONTINUED)
 Monroe, County Of,
   Poll Control Rev Ser A Detroit Edison Co...................      10.500%     12-01-16       BBB       $  250  $   264,825   9.91%
 Waterford Township Economic Development Corp,
   Rev Ltd Oblig Canterbury Hlth Care.........................       8.375      07-01-23       BB+**      3,500    3,604,265   8.13
                                                                                                                 -----------
                                                                                                                   5,286,464
                                                                                                                 -----------
MISSOURI (0.59%)
 Lees Summit Industrial Development Auth,
   Hlth Facil Ref Rev & Imp John Knox Vlg Proj................       7.125      08-15-12       A-**       1,000    1,018,300   7.00
                                                                                                                 -----------
NEW YORK (2.91%)
 New York, City Of,
   Go Ser B...................................................       7.300      08-15-11       A-*          950      995,315   6.97
 Triborough Bridge And Tunnel Auth,
   Gen Purpose Rev Ser Y......................................       6.125      01-01-21       A+         4,000    4,064,600   6.03
                                                                                                                 -----------
                                                                                                                   5,059,915
                                                                                                                 -----------
OHIO (4.78%)
 Bedford, County Of,
   Rev Ref Community Hosp Bedford Inc.........................       8.500      05-15-09       AAA**      1,465    1,705,465   7.30
 Cleveland, City Of,
   Parking Facil Imp Rev......................................       8.000      09-15-12       BBB**      1,000    1,043,380   7.67
   Parking Facil Imp Rev......................................       8.100      09-15-22       BBB**     *2,000    2,091,860   7.74
 Lorain, County Of,
   Rev First Mtg Kendal At Oberlin Proj Ser A.................       8.625      02-01-22       A1         3,300    3,474,042   8.19
                                                                                                                 -----------
                                                                                                                   8,314,747
                                                                                                                 -----------
OKLAHOMA (1.18%)
 Tulsa Municipal Airport Trust, Trustees Of,
   Rev American Airlines Inc..................................       7.350      12-01-11       BB+        2,000    2,057,940   7.14
                                                                                                                 -----------
OREGON (2.49%)
 Western Generation Agency,
   Rev 1994 Ser A Wauna Cogeneration Proj.....................       7.125      01-01-21       BB+**      4,300    4,330,616   7.07
                                                                                                                 -----------
PENNSYLVANIA (15.69%)
 Chester County Industrial Development Auth,
   Rev First Mtg Rha/Pa Nursing Home..........................      10.125      05-01-19       BB**         200      212,730   9.52
 Montgomery County Higher Education & Health Auth,
   Hosp Rev Ser A Utd Hosp Original Iss.......................       7.500      11-01-14       BA1**      1,055    1,021,472   7.75
   Hosp Rev Ser B Utd Hosp Original Iss.......................       7.500      11-01-13       BA1**      3,030    2,970,673   7.65
 Montgomery County Redevelopment Auth,
   Multifamily Hsg Rev Ser A KBF Assoc L.P. Proj..............       6.500      07-01-25       BBB+**    *3,500    3,191,510   7.13
 Northampton County Industrial Development Auth,
   Poll Control Rev Ref Bethlehem Steel Proj..................       7.550      06-01-17       BB-**     *2,000    2,011,700   7.51
 Pennsylvania Convention Center Auth,
   Rev Ser A..................................................       6.000      09-01-19       AAA        2,700    2,743,146   5.91
 Pennsylvania Economic Development Finance Auth,
   Rev Ser C Subordinated Debt Northampton Generating.........       6.875      01-01-11       BB**       5,800    5,357,924   7.44



                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                  John Hancock Funds - High Yield Tax-Free Fund

                                                                                                      PAR VALUE               YIELD
                                                                  INTEREST     MATURITY         S&P    (000'S       MARKET     AT
STATE, ISSUER, DESCRIPTION                                          RATE         DATE         RATING  OMITTED)       VALUE   MARKET+
--------------------------                                          ----         ----         ------  ---------     ------   -------

PENNSYLVANIA (CONTINUED)
 Philadelphia Auth For Industrial Development,
   Rev First Mtg Rha Care Pavilion Proj.......................      10.250%     02-01-18       BB**      $  285  $   298,127   9.80%
 Philadelphia Hospitals And Higher Education Facilities Auth
   Hosp Rev Methodist Hosp Ser 1987A..........................       9.000      07-01-10       BB         2,295    2,400,157   8.61
   Rev Ser A Philadelphia Protestant Home Proj................       8.625      07-01-21       BB-**      2,300    2,336,455   8.49
 Philadelphia Municipal Auth,
   Rev Ref Lease Ser D........................................       6.300      07-15-17       BBB-       2,000    1,864,360   6.76
 Philadelphia, City Of,
   Gas Works Rev Fourteenth Ser...............................       6.375      07-01-14       BBB       *1,900    1,847,598   6.56
 Scranton-Lackawanna Health & Welfare Auth,
   Rev Ser B Moses Taylor Hosp Proj...........................       8.500      07-01-20       BB+        1,000    1,019,190   8.34
                                                                                                                 -----------
                                                                                                                  27,275,042
                                                                                                                 -----------
RHODE ISLAND ( 1.33%)
 Providence Redevelopment Agency,
   Cert of Part Ser A.........................................       8.000      09-01-24       BB-**      2,250    2,308,635   7.80
                                                                                                                 -----------
SOUTH CAROLINA (1.17%)
 McCormick, County Of,
   Hosp Facil Rev McCormick County Nursing Center Proj........     10.500       03-01-18       BB**         100      102,727  10.22
 Piedmont Municipal Power Agency,
   Elec Sys Rev Ref...........................................      5.375       01-01-25       AAA        2,155    1,922,842   6.02
                                                                                                                 -----------
                                                                                                                   2,025,569
                                                                                                                 -----------
TEXAS (1.51%)
 Houston Housing Finance Corp,
   Single Family Mtg Rev......................................      9.750       09-15-03       B            410      411,406   9.72
 Sam Rayburn Municipal Power Agency,
   Rev Ref Ser A..............................................      6.750       10-01-14       BB         2,525    2,216,217   7.69
                                                                                                                 -----------
                                                                                                                   2,627,623
                                                                                                                 -----------
UTAH (3.23%)
 Carbon, County of,
   Solid Waste Disposal Rev Ref East Carbon Development Corp
    Ser A.....................................................      9.000       07-01-12       BBB-**     2,000    2,075,360   8.67
   Solid Waste Disposal Rev Ref Sunnyside Cogeneration Proj...      9.250       07-01-18       BBB-**     1,900    2,044,799   8.59
   Solid Waste Disposal Rev Ref Sunnyside Cogeneration Proj...      7.500       07-01-07       BBB-**     1,500    1,496,190   7.52
                                                                                                                 -----------
                                                                                                                   5,616,349
                                                                                                                 -----------
VIRGINIA (3.28%)
 Hopewell Industrial Development Auth,
   Poll Control Rev Stone Container Corp Proj.................      8.250       05-01-10       BB**       1,000    1,037,870   7.95
   Resource Recovery Rev Ref Stone Container Corp Proj........      8.250       06-01-16       BB**       4,500    4,658,130   7.97
                                                                                                                 -----------
                                                                                                                   5,696,000
                                                                                                                 -----------
WEST VIRGINIA (2.10%)
 Marion, County Of,
   Community Solid Waste Disposal Rev American Power Paper
    Recycling Proj............................................      7.750       12-01-11       BB**        4,000   3,655,960   8.48
                                                                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                  John Hancock Funds - High Yield Tax-Free Fund

                                                                                                    PAR VALUE                YIELD
                                                                  INTEREST     MATURITY       S&P    (000'S      MARKET       AT
STATE, ISSUER, DESCRIPTION                                          RATE         DATE       RATING  OMITTED)      VALUE     MARKET+
--------------------------                                          ----         ----       ------  ---------    ------     -------

WISCONSIN (3.04%)
 Wisconsin Public Power Inc.,
   Pwr Supply Sys Rev Serv A..................................      5.250%      07-01-21     AAA     $6,000   $  5,287,020   5.96%
                                                                                                              ------------
                                                   TOTAL TAX-EXEMPT LONG TERM BONDS
                                                                (Cost $165,068,152)                 (95.03%)   165,224,578
                                                                                                    ------    ------------

TAX-EXEMPT SHORT-TERM NOTES
MISSISSIPPI (0.12%)
 Jackson, County Of,
   Poll Control Rev Ref Chevron USA Inc Proj Adj Rate.........      4.700%#     06-01-23               200         200,000
                                                                                                              ------------
                                                  TOTAL TAX-EXEMPT SHORT TERM NOTES                  (0.12%)       200,000
                                                                                                    ------    ------------
                                                                  TOTAL INVESTMENTS                 (95.15%)  $165,424,578
                                                                                                    ======    ============


NOTES TO SCHEDULE OF INVESTMENTS

* Securities, other than short term investments, newly added to the portfolio, during the period ended April 30, 1995.

** Credit ratings are rated by Moody's Investors Services or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available and are unaudited.

+ The yield is not calculated with guidelines established by the U.S. Securities Exchange Commission and is unaudited.

# Securities redeemable at any time subject to prior notification to issuer. Represents the rate in effect on April 30, 1995.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                  John Hancock Funds - High Yield Tax-Free Fund

PORTFOLIO CONCENTRATION (UNAUDITED)

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

THE HIGH YIELD TAX-FREE FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE VARIOUS STATES AND THEIR VARIOUS POLITICAL SUBDIVISIONS. THE PERFORMANCE OF THE FUND IS CLOSELY TIED TO ECONOMIC CONDITIONS WITHIN THE APPLICABLE STATES AND THE FINANCIAL CONDITION OF THE STATES AND THEIR AGENCIES AND MUNICIPALITIES. THE CONCENTRATION OF INVESTMENTS BY STATES AND CREDIT RATINGS FOR INDIVIDUAL SECURITIES HELD BY THE FUND ARE SHOWN IN THE SCHEDULE OF INVESTMENTS. IN ADDITION, THE CONCENTRATION OF INVESTMENTS CAN BE AGGREGATED BY VARIOUS SECTOR CATEGORIES.

THE TABLE BELOW SHOWS THE PERCENTAGES OF THE FUND'S INVESTMENTS AT APRIL 30, 1995 ASSIGNED TO THE VARIOUS SECTOR CATEGORIES.

                                                                                            MARKET VALUE AS A PERCENTAGE OF
SECTOR DISTRIBUTION                                                                              THE FUND'S NET ASSETS:
-------------------                                                                         -------------------------------
General Obligation.....................................................................                   0.57%
Revenue Bonds - Certificate of Participation...........................................                   3.99
Revenue Bonds - Education..............................................................                   0.00
Revenue Bonds - Electric Power.........................................................                   8.43
Revenue Bonds - Health.................................................................                  10.61
Revenue Bonds - Housing................................................................                   4.01
Revenue Bonds - Industrial Development Bond............................................                  10.18
Revenue Bonds - Other..................................................................                  25.53
Revenue Bonds - Pollution Control Facilities...........................................                  22.19
Revenue Bonds - Transportation.........................................................                   8.49
Revenue Bonds - Water & Sewer..........................................................                   1.18
                                                                                                         -----
                  TOTAL TAX-EXEMPT LONG-TERM BONDS                                                       95.18%
                                                                                                         =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

                  John Hancock Funds - High Yield Tax-Free Fund

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

John Hancock Series, Inc. (the "Trust") is a diversified, open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of six series portfolios: John Hancock High Yield Tax-Free Fund (the "Fund"), John Hancock Emerging Growth Fund, John Hancock Global Resources Fund, John Hancock Government Income Fund, John Hancock High Yield Bond Fund and John Hancock Money Market Fund. The Trustees may authorize the creation of additional Funds from time to time to satisfy various investment objectives. Effective December 22, 1994 (see Note B), the Trust and Funds changed names by replacing the word Transamerica with John Hancock.

   The Trustees have authorized the issuance of two classes of the Fund, designated as Class A and Class B. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemption, dividends, and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution/service expenses under the terms of a distribution plan have exclusive voting rights regarding such distribution plan. Class A Shares are subject to an initial sales charge of up to 4.50% and a 12b-1 distribution plan. Prior to May 15, 1995, the maximum sales charge was 4.75%. Class B Shares are subject to a contingent deferred sales charge and a separate 12b-1 distribution plan.

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin", equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract will be valued at the official settlement price of the board of trade or U.S. commodities exchange. Subsequent payments, known as "variation margin", to and from the broker will be made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market", will be recorded by the Fund as unrealized gains or losses.

   When the contracts are closed, the Fund will recognize a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange.

                         NOTES TO FINANCIAL STATEMENTS

                  John Hancock Funds - High Yield Tax-Free Fund

   For Federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

   At April 30, 1995, open positions in financial futures contracts are as follows:

                                                     UNREALIZED
EXPIRATION           OPEN CONTRACTS      POSITIONS  DEPRECIATION
----------           --------------      ---------  ------------
JUNE 1995        75 U.S. TREASURY BOND     SHORT      ($7,031)
                                                      =======

   At April 30, 1995, the Fund has deposited in a segregated account $131,250 to cover margin requirements on open financial futures contracts.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis for both financial reporting and federal income tax purposes.

DISCOUNT ON SECURITIES The Fund accretes discount from par value on securities from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $2,785,979 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. If such carryforwards are used by the Fund, no capital gain distribution will be made. The carryforward expires 12/31/2002. The Fund's tax year end is December 31.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities is recorded on the accrual basis.

   The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for effect of expenses that may be applied differently to each class as explained previously.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Fund.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution/service fees if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

NOTE B --
MANAGEMENT FEE, ADMINISTRATIVE
SERVICES AND TRANSACTIONS WITH AFFILIATES
AND OTHERS

On December 22, 1994, the Adviser became the investment adviser for the Fund with approval of the Trustees and shareholders of the Fund. The Fund's former investment manager was Transamerica Fund Management Company ("TFMC").

   Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, to 0.6250% of the first $75,000,000 of the Fund's average daily net asset value, 0.5625% of the next $75,000,000, and 0.5000% of the Fund's average daily net asset value in excess of $150,000,000. This fee structure is consistent with the former agreement with TFMC. For the period ended April 30, 1995, the advisory fee earned by the Adviser and TFMC amounted to $323,285 and $161,643, respectively, resulting in a total fee of $484,928.

   The Adviser and TFMC, for their respective periods, provided administrative services to the Fund pursuant to an administrative

                          NOTES TO FINANCIAL STATEMENTS

                  John Hancock Funds - High Yield Tax-Free Fund


service agreement through January 16, 1995 on which day the agreement was terminated.

   In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000 and 1.5% of the remaining average daily net asset value.

   On December 22, 1994 John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser, became the principal underwriter of the Fund. Prior to this date, Transamerica Fund Distributors, Inc. ("TFD") served as the principal underwriter and distributor of the Fund. For the period ended April 30, 1995, JH Funds and TFD received net sales charges of $80,407 with regard to sales of Class A shares. Out of this amount, $8,677 was retained and used for printing prospectuses, advertising, sales literature and other purposes, and $71,730 was paid as sales commissions to unrelated broker-dealers.

   Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds, formerly TFD, and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended April 30, 1995, contingent deferred sales charges amounted to $328,342.

   In addition, to compensate JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A and Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments for distribution and service expenses which in total will not exceed on an annual basis 0.25% of the Fund's average daily net assets attributable to Class A shares and 1.00% of the Fund's average daily net assets attributable to Class B shares, to reimburse for its distribution/service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers which became effective July 7, 1993. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. This fee structure and plan is similar to the former arrangement with TFD.

   The Board of Trustees approved a shareholder servicing agreement between the Fund and John Hancock Investor Services Corporation ("Investor Services"), a wholly owned subsidiary of The Berkeley Financial Group, for the period between December 22, 1994 and May 12, 1995, inclusive under which Investor Services processed telephone transactions on behalf of the Fund. As of May 15, 1995, the Fund entered into a full service transfer agent agreement with Investor Services. Prior to this date The Shareholder Services Group was the transfer agent. The Fund will pay Investor Services a fee based on transaction volume and number of shareholder accounts.

   A partner with Baker & Botts was an officer of the Trust until December 22, 1994. During the period ended April 30, 1995, legal fees paid to Baker & Botts amounted to $1,382.

   Mr. Edward J. Boudreau, Jr. is a director and officer of the Adviser and its affiliates as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund will make investments into other John Hancock Funds, as applicable, to cover its liability with regard to the deferred compensation.

                          NOTES TO FINANCIAL STATEMENTS

                  John Hancock Funds - High Yield Tax-Free Fund


Investments to cover the Fund's deferred compensation liability will be recorded on the Fund's books as an other asset. The deferred compensation liability will be marked to market on a periodic basis and income earned by the investment will be recorded on the Fund's books.

   The Fund has an independent advisory board composed of certain members of the former Transamerica Board of Trustees who provide advice to the current Trustees in order to facilitate a smooth management transition for which the Fund pays the advisory board and its counsel a fee.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term obligations, during the period ended April 30, 1995 aggregated $29,329,941 and $33,745,030, respectively.

   The cost of investments owned at April 30, 1995 (including the short-term investments) for Federal income tax purposes was $165,268,152. Gross unrealized appreciation and depreciation of investments aggregated $4,508,453, and $4,352,027, respectively, resulting in net unrealized depreciation of $156,426.

NOTE D --
RECLASSIFICATION OF ACCOUNTS

During the year ended October 31, 1994, the Fund has reclassified $1,483,253 from distributions in excess of net investment income to capital paid-in. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 1994. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.

Transamerica Emerging Growth Fund
(effective December 22, 1994, John Hancock Emerging Growth Fund)

                           STATEMENT OF NET ASSETS

October 31, 1994

COMPANY                                SHARES          VALUE
----------------------------------------------------------------
COMMON STOCKS - 98.34%

COMPUTERS & OFFICE EQUIPMENT  -  15.69%
Adaptec Inc.* ......................   110,000        $2,557,500
Adobe Systems Inc. .................    75,000         2,700,000
Amtech Corp. .......................     4,375            43,750
Ascend Communications Inc.* ........    39,700         1,290,250
Auspex Systems Inc.* ...............     5,000            36,875
Autodesk, Inc. .....................    29,000         1,000,500
BMC Software Inc.* .................     2,000            90,500
Banyan Systems Inc.* ...............    60,000         1,035,000
Blyth Industries Inc.* .............    15,000           345,000
Brock Control Systems Inc.* ........     2,500            24,375
Broderbund Software Inc.* ..........    10,000           640,000
C-Cube Microsystems, Inc.* .........    15,000           322,500
Cadence Design Systems, Inc.* ......    75,029         1,500,580
Cheyenne Software Inc.* ............     2,000            22,250
Compuware Corp.* ...................    26,600         1,040,725
Concord EFS Inc.* ..................     4,500           110,250
Continuum Inc.* ....................    65,000         1,746,875
Cornerstone Imaging Inc.* ..........     7,000           106,750
Corporate Express Inc.* ............     5,000           112,500
Dataware Technologies Inc.* ........     3,000            39,000
Dell Computer Corp.* ...............    55,000         2,447,500
Electronic Arts Inc.* ..............    15,000           337,500
FileNet Corp.* .....................     7,000           178,500
Franklin Electronic Publishers
  Inc.* ............................     9,500           176,938
Franklin Quest Co.* ................    36,000         1,273,500
GaSonics International Corp.* ......    18,000           364,500
Gateway 2000 Inc.* .................   110,000         2,578,125
Global Village Communications,
  Inc.* ............................     2,000            18,000
Hogan Systems, Inc. ................   230,000         1,437,500
IMRS Inc.* .........................    48,500         1,927,875
Informix Corp.* ....................   130,000         3,575,000
InfoSoft International, Inc.* ......     5,000           173,750
International Imaging
  Materials Inc.* ..................    22,500           562,500
Kronos Inc.* .......................    21,500           489,125
Learning Co.* ......................    15,000           356,250
LEGENT Corp.* ......................    50,000         1,425,000
Madge N.V.* ........................   160,000         1,740,000
MapInfo Corp.* .....................     6,000           129,000
Mercury Interactive Corp.* .........    95,000         1,401,250
Minnesota Educational
  Computing Corp.* .................     5,000            77,500
NetManage Inc.* ....................     6,000           172,500
Network General Corp.* .............   100,000         2,162,500
Norand Corp.* ......................     2,500            98,125
OPTi Inc.* .........................   120,000         1,740,000
PeopleSoft Inc.* ...................    30,000         1,860,000
Platinum Technology Inc.* ..........    85,000         1,880,625
Printronix, Inc.* ..................    40,000           840,000
Progress Software Corp.* ...........    21,000           653,625
Project Software &
  Development Inc.* ................    25,000           400,000
Quantum Corp.* .....................    50,000           768,750
QuickResponse Services Inc.* .......     6,000            97,500
Quickturn Design System Inc.* ......     1,500            16,500
Read-Rite Corp.* ...................    51,000           886,125
SPSS Inc.* .........................    70,000           953,750
Seagate Technology Inc.* ...........    40,000         1,015,000
Software Spectrum, Inc.* ...........     5,000            63,125
Sterling Software, Inc.* ...........   105,000         3,281,250
Structural Dynamics
  Research Corp.* ..................     2,000             9,750
SyBase Inc.* .......................    56,000         2,933,000
Symantec Corp.* ....................    14,000           248,500
Tech Data Corp.* ...................     8,000           158,000
3COM Corp.* ........................   150,000         6,037,500
Viewlogic Systems Inc.* ............    32,500           715,000
Wall Data Inc.* ....................     8,000           290,000
Wonderware Corp.* ..................    20,000           498,750

Transamerica Emerging Growth Fund
(effective December 22, 1994, John Hancock Emerging Growth Fund)

                           STATEMENT OF NET ASSETS

Continued


COMPANY                                  SHARES         VALUE
----------------------------------------------------------------
Zebra Technologies Corp. Class A* . . .    2,200          88,550
Zilog, Inc.*  . . . . . . . . . . . . .   60,000       1,725,000
                                                      ----------
                                                      65,027,918
CONSUMER CYCLICALS  -  14.23%
AnnTaylor Stores Corp.* . . . . . . . .   67,000       2,780,500
Arbor Drugs, Inc. . . . . . . . . . . .    6,000         127,500
Ashworth Inc.*  . . . . . . . . . . . .   25,000         262,500
Bed Bath & Beyond Inc.* . . . . . . . .   60,000       1,770,000
Best Buy Co., Inc.* . . . . . . . . . .   95,000       3,586,250
Big B Inc.  . . . . . . . . . . . . . .   10,000         123,750
Brookstone Inc.*  . . . . . . . . . . .  144,500       2,167,500
CUC International, Inc.*  . . . . . . .   20,000         642,500
Campo Electronics, Appliances
  & Computers Inc.* . . . . . . . . . .  155,000       1,879,375
Cash America International Inc. . . . .   35,000         288,750
Catherine's Stores Corp.* . . . . . . .   37,500         318,750
Cato Corp. Class A  . . . . . . . . . .  100,000         937,500
Chic by H.I.S. Inc.*  . . . . . . . . .   29,000         311,750
Claire's Stores Inc.  . . . . . . . . .    4,000          46,500
Clayton Homes Inc.* . . . . . . . . . .   90,037       1,631,920
Coleman Company Inc.* . . . . . . . . .    5,000         173,125
Consolidated Stores Corp.*  . . . . . .   24,000         435,000
Copart Inc.*  . . . . . . . . . . . . .   50,000         931,250
Cygne Designs Inc.* . . . . . . . . . .   38,000         489,250
Cyrk Inc.*  . . . . . . . . . . . . . .   45,000       1,755,000
Decker's Outdoor Corp.* . . . . . . . .   10,000         152,500
Department 56 Inc.* . . . . . . . . . .   20,000         732,500
Detroit Diesel Corp.* . . . . . . . . .   20,000         495,000
Discount Auto Parts, Inc.*  . . . . . .   40,000         610,000
Duracraft Corp.*  . . . . . . . . . . .    9,000         335,250
Edelbrock Corp.*  . . . . . . . . . . .   10,000         127,500
Ellett Brothers Inc.  . . . . . . . . .   81,000       1,255,500
Ethan Allen Interiors Inc.* . . . . . .   41,000       1,004,500
Federated Dept. Stores, Inc.* . . . . .   90,000       1,867,500
Fingerhut Cos., Inc.  . . . . . . . . .   16,000         260,000
First Alert Inc.* . . . . . . . . . . .   70,000       1,487,500
Fossil Inc.*  . . . . . . . . . . . . .   15,000         412,500
Friedmans, Inc. Class A*  . . . . . . .   10,000         162,500
FunCo Inc.* . . . . . . . . . . . . . .   20,000         355,000
General Nutrition Cos., Inc.* . . . . .    2,000          51,000
Gymboree Corp.* . . . . . . . . . . . .   22,000         715,000
Haggar Corp.  . . . . . . . . . . . . .    8,000         192,000
Home Theater Products
  International Inc.* . . . . . . . . .  165,000         979,688
Just For Feet Inc.* . . . . . . . . . .    2,500          73,750
Koala Corp.*  . . . . . . . . . . . . .   35,000         271,250
Little Switzerland Inc.*  . . . . . . .  115,000         618,125
Manufactured Home Communities Inc.  . .   40,000         745,000
Men's Wearhouse Inc.* . . . . . . . . .   12,750         312,375
Michael's Stores Inc.*  . . . . . . . .   74,000       3,001,625
NCI Building Systems Inc.*  . . . . . .   15,000         281,250
Nautica Enterprises Inc.* . . . . . . .   35,000       1,015,000
Nine West Group Inc.* . . . . . . . . .   75,000       2,109,375
Oakwood Homes Corp. . . . . . . . . . .   80,000       1,900,000
Oasis Residential Inc.  . . . . . . . .   20,000         467,500
Office Depot, Inc.* . . . . . . . . . .   35,009         866,473
Pep Boys-Manny, Moe & Jack  . . . . . .   10,000         357,500
Perrigo Co.*  . . . . . . . . . . . . .   20,000         270,000
PETsMART Inc.*  . . . . . . . . . . . .    8,000         295,000
Pier 1 Imports Inc. . . . . . . . . . .  115,000         891,250
ROC Communities Inc.  . . . . . . . . .   25,000         500,000
Redman Industries Inc.* . . . . . . . .  165,000       2,825,625
St. John Knits Inc. . . . . . . . . . .    5,000         152,500
Schuler Homes Inc.* . . . . . . . . . .    5,000          80,000
Sears Roebuck D'Mexico S.A. ADS*  . . .   25,000         586,250
Spiegel, Inc. Class A . . . . . . . . .   25,000         371,875
Sportmart Inc.* . . . . . . . . . . . .    2,500          38,125
Sportmart Inc. Class A* . . . . . . . .    2,500          33,750
Sports & Recreation Inc.* . . . . . . .   60,000       1,695,000
Stein Mart Inc.*  . . . . . . . . . . .   54,250         962,937
Sunglass Hut International Inc.*  . . .   51,000       2,126,063
Talbots, Inc. . . . . . . . . . . . . .   50,000       1,737,500


Transamerica Emerging Growth Fund
(effective December 22, 1994, John Hancock Emerging Growth Fund)

                           STATEMENT OF NET ASSETS

Continued


COMPANY                                  SHARES         VALUE
----------------------------------------------------------------
Tandy Brands Accessories Inc.*  . . . .    6,750          92,813
Tanger Factory Outlet Centers Inc.  . .   18,000         405,000
Tiffany & Co. . . . . . . . . . . . . .   28,500       1,111,500
Urban Outfitters, Inc.* . . . . . . . .   18,000         544,500
Zale Corp.* . . . . . . . . . . . . . .   30,000         378,750
                                                      ----------
                                                      58,971,769

CONSUMER GOODS & SERVICES  -  8.49%
APS Holding Corp. Class A*  . . . . . .   10,000         295,000
America Online Inc.*  . . . . . . . . .    2,700         191,025
American Business Information Inc.* . .    5,000          86,875
Apple South Inc.  . . . . . . . . . . .   77,062       1,252,257
Applebee's International, Inc.  . . . .   25,000         459,375
Au Bon Pain Inc. Class A* . . . . . . .   15,000         292,500
Brinker International, Inc.*  . . . . .   42,579         984,639
Catalina Marketing Corp.* . . . . . . .   27,000       1,373,625
Chart House Enterprises*  . . . . . . .   50,000         468,750
DF&R Restaurants Inc.*  . . . . . . . .   25,000         703,125
Dr. Pepper/Seven-Up Cos., Inc.* . . . .   40,000       1,015,000
Dreyer's Grand Ice Cream Inc. . . . . .   11,000         280,500
Eckerd (Jack) Corp.*  . . . . . . . . .   60,000       1,860,000
El Chico Restaurants Inc.*  . . . . . .  120,000       1,545,000
Equity Inns, Inc. . . . . . . . . . . .   30,000         315,000
Fresh Choice Inc.*  . . . . . . . . . .   10,000         185,000
Good Times Restaurants Inc.*  . . . . .  120,000         185,628
Hi-Lo Automotive, Inc.* . . . . . . . .   25,600         288,000
HomeTown Buffet, Inc.*  . . . . . . . .   46,500         534,750
Host Marriott Corp. . . . . . . . . . .   10,000         106,250
IHOP Corp.* . . . . . . . . . . . . . .  130,000       3,607,500
INBRAND Corp.*  . . . . . . . . . . . .   10,500         149,625
Interim Services Inc.*  . . . . . . . .   15,000         371,250
J & J Snack Foods Corp.*  . . . . . . .   15,000         174,375
Landry's Seafood Restaurants Inc.*  . .   40,000       1,200,000
Lands' End Inc. . . . . . . . . . . . .   32,000         592,000
Lone Star Steakhouse & Saloon Inc.* . .   13,500         345,937
Marcus Corp.  . . . . . . . . . . . . .   25,000         656,250
Marriott International Inc.               10,000         292,500
Maybelline Inc. . . . . . . . . . . . .   50,006         906,359
National Convenience Stores, Inc.*  . .   10,000          77,500
Outback Steakhouse Inc.*  . . . . . . .  105,000       3,241,875
Panamerican Beverages Inc. Class A  . .   25,000         862,500
Papa Johns International Inc. . . . . .    2,500          80,000
Playtex Products Inc.*  . . . . . . . .  100,000         912,500
Protection One Inc.*  . . . . . . . . .  100,000         612,500
Quality Dining, Inc.* . . . . . . . . .   31,000         418,500
Service Corporation International . . .   50,000       1,331,250
Snapple Beverage Corp.* . . . . . . . .    1,000          14,000
Sonic Corp.*  . . . . . . . . . . . . .   43,000         817,000
Spaghetti Warehouse, Inc.*  . . . . . .   10,000          61,250
Staples, Inc.*  . . . . . . . . . . . .   36,000         828,000
Starbucks Corp.*  . . . . . . . . . . .    1,600          43,400
Stewart Enterprises, Inc. Class A . . .   32,250         778,031
Strouds Inc.* . . . . . . . . . . . . .   10,000         126,250
Sylvan Learning Systems, Inc.*  . . . .    5,600         100,800
TRC Companies*  . . . . . . . . . . . .   30,000         300,000
U.S. Delivery Systems Inc.* . . . . . .   14,000         218,750
Wall Street Deli Inc.*  . . . . . . . .    7,500          90,000
Wendy's International, Inc. . . . . . .  130,000       1,917,500
Whole Foods Market Inc.*  . . . . . . .   80,000       1,240,000
Williams-Sonoma Inc.* . . . . . . . . .   12,000         414,000
                                                      ----------
                                                      35,203,701
ENERGY  -  6.74%
Anadarko Petroleum Corp.  . . . . . . .   12,500         610,938
Apache Corp.  . . . . . . . . . . . . .   74,000       2,081,250
B.J. Services Co.*  . . . . . . . . . .   14,500         295,437
Baker Hughes Inc. . . . . . . . . . . .   25,000         512,500
Barrett Resources Corp.*  . . . . . . .   12,500         248,438
Basin Exploration Inc.* . . . . . . . .   35,000         437,500


Transamerica Emerging Growth Fund
(effective December 22, 1994, John Hancock Emerging Growth Fund)

                           STATEMENT OF NET ASSETS

Continued

COMPANY                                SHARES           VALUE
---------------------------------------------------------------
Brown (Tom) Inc.*...................   115,000        1,473,437
Cabot Oil & Gas Corp.
  Class A ..........................    85,000        1,572,500
Cairn Energy USA Inc.*..............    50,000          387,500
Cross Timbers Oil Co. ..............    23,300          372,800
Energy Services Co., Inc.*..........    22,500          326,250
Enron Oil & Gas Co. ................    65,000        1,438,125
Geoworks*...........................    60,000          525,000
Hornbeck Offshore
  Services Inc.*....................    70,000        1,050,000
Hugoton Energy Corp.*...............    25,000          275,000
Landmark Graphics Corp.*............    22,500          461,250
Mitchell Energy &
  Development Corp.
  Class B ..........................    30,000          540,000
Newfield Exploration Co.*...........    73,000        1,761,125
Noble Affiliates, Inc. .............    80,000        2,400,000
Nuevo Energy Co.*...................    91,300        2,042,838
Oceaneering
  International Inc.*...............    18,000          231,750
Offshore Logistics Inc.*............    11,500          150,938
Offshore Pipelines Inc.*............    62,500        1,273,438
Parker & Parsley
  Petroleum Co. ....................    55,000        1,375,000
PetroCorp Inc.*.....................    20,000          220,000
Pogo Producing Co. .................    75,000        1,678,125
San Juan Basin Royalty Trust .......    65,800          501,725
Smith International, Inc.*..........    50,000          837,500
Snyder Oil Corp. ...................    19,000          327,750
Stone Energy Corp.*.................    20,000          357,500
Tidewater, Inc. ....................    20,000          457,500
Tuboscope Vetco
  International Corp.*..............    25,000          159,375
Weatherford
  International Inc.*...............   135,000        1,535,625
                                                     ----------
                                                     27,918,114

FINANCIAL SERVICES  -  11.37%
ACE Limited ........................    50,000        1,137,500
ADVANTA Corp. Class A ..............     7,500          213,750
ADVANTA Corp. Class B ..............     6,750          177,187
Alex Brown, Inc. ...................     6,500          179,563
Alliance Capital
   Management, L.P. ................   110,000        2,310,000
American RE Corp.*..................    39,000        1,145,625
Avalon Properties, Inc. ............    20,000          390,000
Bay Apartment
  Community, Inc. ..................    20,000          390,000
Beacon Properties Corp. ............    10,000          188,750
Bear Stearns Cos., Inc. ............     4,663           75,774
Berkley (W.R.) Corp. ...............    10,000          362,500
Blanch (E.W.) Holdings Inc. ........    10,000          203,750
CCP Insurance Inc. .................    10,000          155,000
CFI ProServices Inc.*...............    25,000          345,312
CMAC Investment Corp. ..............    24,400          671,000
Camden Property Trust SBI ..........    30,000          637,500
Capital Guaranty Corp. .............    30,000          453,750
Capital RE Corp. ...................    30,000          660,000
Chateau Properties, Inc. ...........    15,300          306,000
Concord Holding Corp.*..............    15,000          127,500
Cresent Real Estate
  Equities Inc. ....................    20,300          548,100
Eaton Vance Corp. ..................    13,000          411,125
Enhance Financial Services
  Group, Inc. ......................    30,000          543,750
Equifax, Inc. ......................    41,500        1,208,688
Equity Residential Properties
  Trust SBI ........................    20,000          597,500
Europe Fund Inc. ...................    60,000          720,000
Evan Withycombe
  Residential Inc. .................     5,000           98,750
Exel Limited .......................    10,500          413,438
Factory Stores of
  America Inc. .....................    30,000          622,500
First Colony Corp.  ................    10,000          200,000
First Financial
  Management Corp. .................    11,000          616,000
First Industrial Realty
  Trust Inc.*.......................    10,000          195,000
Franklin Resources, Inc. ...........    32,000        1,308,000

Transamerica Emerging Growth Fund
(effective December 22, 1994, John Hancock Emerging Growth Fund)

                           STATEMENT OF NET ASSETS

Continued

COMPANY                                 SHARES            VALUE
-----------------------------------------------------------------
Gables Residential Trust SBI ......     25,000            537,500
Gallagher (Arthur J.) & Co. .......     10,000            327,500
Guaranty National Corp. ...........     35,000            586,250
HCC Insurance Holdings Inc.* ......     22,000            437,250
Hibernia Corp. Class A ............     15,000            120,000
Highwoods Properties Inc.* ........      5,000            103,125
Hilb, Rogal & Hamilton Co. ........     53,000            629,375
Horace Mann Educators Corp. .......     50,000          1,081,250
Horizon Outlet Centers, Inc. ......     17,500            411,250
Insignia Financial Group Inc.
  Class A* ........................     25,000            493,750
Insurance Auto Auctions Inc.* .....     29,500            951,375
KBK Capital Corp.* ................    133,000            897,750
Latin America Equity Fund Inc. ....     18,000            418,500
Liberty Property Trust SBI* .......     10,000            190,000
Life Partners Group Inc. ..........     65,000          1,413,750
Life RE Co. .......................     12,500            228,125
MBIA, Inc. ........................     23,000          1,244,875
MBNA Corp. ........................     15,000            401,250
Mercer International Inc. SBI* ....     50,000            731,250
Mexico Fund Inc. ..................     45,016          1,412,377
Mid-America Apartment
  Communities, Inc. ...............     25,400            631,825
Mid Ocean Ltd.* ...................     10,000            240,000
NAC Re Corp. ......................     30,050            777,544
National Golf Properties Inc. .....     15,000            300,000
National RE Corp. .................     48,000          1,176,000
Oppenheimer Capital, L.P. .........     50,000          1,106,250
PXRE Corp. ........................     15,000            369,375
PartnerRe Holdings Ltd. ...........     60,000          1,215,000
Paul Revere Corp. (The) ...........     30,000            442,500
Philadelphia Consolidated
  Holding Corp.*  .................     75,000          1,012,500
Policy Management
  Systems Corp.* ..................      2,300            108,100
Post Properties Inc. ..............     11,100            326,062
Price, T. Rowe &
  Associates, Inc. ................     56,000          1,918,000
Property Trust America SBI ........     20,000            322,500
Prophet 21 Inc.* ..................     40,000            240,000
RFS Hotel Investors Inc. ..........     10,000            155,000
Raymond James Financial, Inc. .....     84,750          1,271,250
Regency Realty Corp. ..............     70,300          1,116,013
SEI Corp. .........................     18,000            378,000
Security Capital Industrial
  Trust SBI .......................     15,000            228,750
Storage USA Inc. ..................     10,400            261,300
SunAmerica Inc. ...................      7,000            272,125
Texas Regional Bancshares Inc.
  Class A .........................      5,000             61,250
Transatlantic Holdings Inc. .......     17,000            864,875
Transnational Re Corp.
  Class A* ........................      1,000             19,750
UNUM Corp. ........................     27,500          1,261,562
Vornado Realty Trust ..............     25,000            787,500
Winston Hotels Inc. ...............      5,300             51,675
                                                      -----------
                                                       47,144,520
HEALTH CARE  -  11.45%
ALZA Corp.* .......................     14,600            259,150
Abbey Healthcare Group Inc.* ......     60,000          1,335,000
Apogee Inc.* ......................      5,000             83,750
Applied Bioscience
  International Inc.* .............     40,000            220,000
Arbor Health Care Co.* ............      3,000             63,000
Benson Eyecare Corp.* .............     20,000            142,500
Beverly Enterprises Inc.* .........     25,000            378,125
Bioject Medical
  Technologies Inc.* ..............     20,000             61,250
Bollinger Industries, Inc.* .......     90,000          1,260,000
Cardinal Health Inc. ..............      3,750            175,312
Caremark International Inc. .......     70,000          1,522,500
Centocor, Inc.* ...................     29,000            512,938
Cerner Corp.* .....................     20,000            815,000

Transamerica Emerging Growth Fund
(effective December 22, 1994, John Hancock Emerging Growth Fund)

                           STATEMENT OF NET ASSETS

Continued


COMPANY                                 SHARES           VALUE
---------------------------------------------------------------
Chiron Corp.* .......................    5,000          336,875
Chronimed Inc.* .....................   69,000          862,500
Cor Therapeutics Inc.*...............   10,000          130,000
Cordis Corp.* .......................   28,000        1,613,500
CorVel Corp.* .......................   20,000          435,000
Diagnostek Inc.*.....................   80,000        1,260,000
Elan Corp. PLC-ADR* .................    5,250          193,594
Express Scripts Inc.
  Class A* ..........................   25,000          843,750
Forest Laboratories Inc.*............   10,000          460,000
Genzyme Corp.* ......................    1,000           32,750
GranCare Inc.* ......................   20,000          310,000
Gulf South Medical
  Supply, Inc.* .....................   10,000          315,000
Haemonetics Corp.* ..................   15,000          300,000
Health Care &
  Retirement Corp.*..................   57,100        1,534,563
Health Management Assoc., Inc.
  Class A* ..........................   16,875          438,750
Health Management
  Systems Inc.* .....................   20,000          567,500
Heart Technology Inc.*...............    1,000           23,875
Horizon Healthcare Corp.* ...........   85,000        2,348,125
IVAX Corp. ..........................   22,000          420,750
Integrated Health
  Services Inc.* ....................    2,000           81,500
Isolyser Co., Inc.* .................      700           13,475
KLA Instruments Corp.* ..............   15,000          791,250
Living Centers of
  America Inc.* .....................   41,500        1,250,187
Manor Care, Inc. ....................   37,500        1,031,250
Mariner Health Group Inc.* ..........   43,500          984,188
Maxicare Health Plans Inc.* .........  125,000        1,953,125
MAXXIM Medical Inc.* ................   30,000          390,000
Medtronic, Inc.......................   26,000        1,355,250
Multicare Cos., Inc.* ...............   50,000        1,031,250
Mylan Labs Inc.......................   85,000        2,380,000
North American
  Vaccine Inc.* .....................   25,000          275,000
NovaCare Inc.* ......................   65,200          652,000
Orphan Medical Inc.* ................    6,900           30,187
Oxford Health Plans Inc.* ...........    5,000          410,000
PacifiCare Health
  System, Inc.*  ....................    5,000          372,500
Patterson Dental Inc.* ..............   28,500          541,500
PhyCor Inc.* ........................    3,500          119,875
Physicians Health Services Inc.
  Class A* ..........................    7,500          193,125
Pyxis Corp.* ........................   60,000        1,155,000
Quantum Health
  Resources Inc.*....................    7,000          257,250
REN Corp.-USA* ......................   10,000          125,000
Renal Treatment
  Centers Inc.*......................   15,000          288,750
Rite-Aid Corp.                          50,000        1,200,000
Rotech Medical Corp.* ...............   36,000          936,000
Rural/Metro Corp.* ..................   15,000          315,000
Scherer (R.P.) Corp.*................   22,000          981,750
SciMed Life Systems Inc.*............    3,500          167,125
Sierra Health Services Inc.*.........   35,000        1,137,500
Steris Corp.* .......................   14,000          390,250
Stryker Corp. .......................    6,100          208,925
Summit Care Corp.* ..................   40,000          635,000
Surgical Care Affiliates, Inc........   31,000          608,375
Syncor International Corp.*..........    1,500           12,562
Target Therapeutics Inc.* ...........    8,500          269,875
Tecnol Medical
  Products, Inc.* ...................   62,500        1,000,000
TheraTx Inc.* .......................   50,000          931,250
Vencor Inc.* ........................    8,437          252,070
Ventritex Inc.* .....................   33,300          865,800
Vivra Inc.* .........................   65,000        1,836,250
Watson Pharmaceuticals Inc.*.........   30,000          789,375
                                                     ----------
                                                     47,473,826

INDUSTRIAL  -  5.99%
Acordia Inc..........................   15,000          423,750
Alantec Corp.* ......................    7,500          135,000
Applied Materials Inc.*..............   55,000        2,860,000

Transamerica Emerging Growth Fund
(effective December 22, 1994, John Hancock Emerging Growth Fund)

                           STATEMENT OF NET ASSETS

Continued

COMPANY                                  SHARES         VALUE
---------------------------------------------------------------
Biomedical Waste System, Inc.*.........   175,000       273,438
BioWhittaker, Inc. ....................    73,000       520,125
Birmingham Steel Corp..................    15,000       388,125
Coastcast Corp.*.......................     5,000        93,125
Cognex Corp.* .........................    42,000     1,029,000
Collins & Aikman Corp.*................    50,000       443,750
Deflecta-Shield Corp.* ................     5,000        47,500
Digital Biometrics, Inc.*..............    11,000        82,500
GNI Group, Inc.*.......................   125,000       609,375
GTECH Holdings Corp.*..................    10,000       197,500
Hayes Wheels International Inc.........    80,000     1,880,000
Huaneng Power International Inc. ADS*      75,000     1,387,500
IMCO Recycling Inc.* ..................    48,500       703,250
Intergold Ltd.*........................   100,000       277,000
Johnstown America Industries Inc.*.....    15,000       296,250
Landair Services, Inc.*................     1,300        27,625
Mallinckrodt Group, Inc................     6,000       182,250
Measurex Corp..........................    10,500       227,062
Olympic Steel Inc.*....................    75,000     1,106,250
Pall Corp..............................     6,666       120,821
Parametric Technology Corp.*...........    70,000     2,520,000
Revco D.S. Inc.*.......................   127,454     2,851,783
Stant Corp.............................    66,000       750,750
Stewart & Stevenson Services Inc.......    35,000     1,347,500
Tetra Tech, Inc.*......................    12,500       237,500
Triconex Corp.*........................    88,800     1,332,000
Wausau Paper Mills Co..................    21,777       500,871
Webco Industries Inc.*.................    10,000        77,500
Wheelabrator Technologies, Inc.........   100,000     1,387,500
Willamette Industries Inc..............    11,000       511,500
                                                     ----------
                                                     24,828,100

MEDIA & LEISURE  -  4.79%
Acclaim Entertainment, Inc.*...........    60,000     1,042,500
Aldila Inc.*...........................     2,000        26,000
American Classic Voyager Co............    10,000       175,000
American Recreation Co. Holdings, Inc.*    25,000       193,750
Bally Gaming International Inc.*.......    20,000       227,500
Barnes & Noble Inc.*...................    11,000       312,125
Callaway Golf Co.......................    26,000       994,500
Circus Circus Enterprises Inc.*........     5,050       112,362
Clear Channel Communications Inc.*.....    30,075     1,515,028
Cobra Golf Inc.*.......................    32,000     1,192,000
DSC Communications, Corp.*.............     7,500       230,625
Doubletree Corp.*......................     2,500        51,875
E-Z Communications Inc. Class A*.......    10,000       130,000
Gaylord Entertainment Co. Class A......    26,000       510,250
Grupo Radio Centro S.A. ADS............    25,000       421,875
Hollywood Entertainment Corp.*.........     7,500       240,000
Integrity Music Inc. Class A* .........   110,000     1,127,500
LodgeNet Entertainment Corp.* .........     5,000        36,250
Marvel Entertainment Group Inc.*.......     9,198       167,864
Mecklermedia Corp.*....................    60,000       315,000
NFO Research Inc.*.....................    30,000       517,500
Players International Inc.*............   100,000     2,250,000
Primadonna Resorts Inc.*...............    41,000     1,301,750
Radica Games Ltd.*.....................    20,000       113,750

Transamerica Emerging Growth Fund
(effective December 22, 1994, John Hancock Emerging Growth Fund)

                           STATEMENT OF NET ASSETS

Continued

COMPANY                                              SHARES        VALUE
--------------------------------------------------------------------------
Reader's Digest Association Inc. Class A......       20,000        877,500
Royal Caribbean Cruises Ltd. .................       40,000      1,190,000
SFX Broadcasting Inc. Class A*................       40,000        680,000
Scholastic Corp.*.............................       32,500      1,482,812
Sodak Gaming Inc.*............................       41,500        575,813
StarSight Telecast Inc.*......................        3,000         33,750
Station Casinos Inc.*.........................       65,000        845,000
United International Holdings Inc. Class A*...        6,400        100,800
West Marine, Inc.*............................       40,000        880,000
                                                                ----------
                                                                19,870,679
TECHNOLOGY-RELATED  -  11.92%
Aspen Technology Inc.*........................        5,000         85,000
Asyst Technologies Inc.*......................       15,000        251,250
Atmel Corp.*..................................       60,000      2,212,500
BancTec, Inc.*................................       55,000      1,100,000
Bay Networks Inc.*............................       50,000      1,265,625
Cirrus Logic Inc.*............................       40,000      1,150,000
Credence Systems Corp.*.......................      120,000      3,060,000
EPIC Design Technology Inc.*..................          500         11,062
Electroglas Inc.*.............................      111,000      4,412,250
Exar Corp.*...................................       96,000      2,016,000
Frame Technology Corp.*.......................        2,500         36,250
Indigo N.V.*..................................       65,000      1,088,750
Integrated Circuit Systems Inc.*..............       42,500        425,000
LAM Research Corp.*...........................      100,000      4,500,000
Level One Communications Inc.*................        4,500         81,000
Loronix Information Systems Inc.*.............      255,000      1,593,750
Mattson Technology Inc.*......................        2,000         42,000
Maxim Integrated Products Inc.*...............       27,000      1,809,000
Megatest Corp.*...............................      120,000      1,800,000
Micron Technology Inc. .......................       85,000      3,368,125
Micropolis*...................................       96,500        772,000
Novellus Systems, Inc.*.......................       70,000      3,815,000
PRI Automation Inc.*..........................       10,000        152,500
Radius, Inc.*.................................        2,500         24,375
Sensormatic Electronics Corp. ................        2,250         84,656
7th Level Inc.*...............................       40,000        410,000
Sierra On-Line Inc.*..........................       25,000        600,000
Softdesk Inc.*................................       35,000        695,625
S3 Inc.*......................................       15,000        212,812
Tektronix, Inc. ..............................        2,000         76,000
Tencor Instruments*...........................      120,000      5,280,000
Teradyne Inc.*................................      115,000      3,780,625
Ultratech Stepper Inc.*.......................       15,000        588,750
Varian Associates, Inc. ......................       18,000        666,000
Western Digital Corp.*........................       25,000        425,000
Xilinx Inc.*..................................       25,900      1,505,438
                                                                ----------
                                                                49,396,343
TELECOMMUNICATIONS  -  5.75%
ACC Corp. ....................................       12,000        201,000
ALC Communications Corp.*.....................       10,000        378,750
Adflex Solutions Inc.*........................       10,000        200,000
ANTEC Corp.*..................................        1,000         28,500
Applied Digital Access Inc.*..................        5,000        123,750
BroadBand Technologies Inc.*..................       15,000        388,125
Cabletron Systems, Inc.*......................       17,500        879,375
Centigram Communications Corp.*...............        2,000         38,000
Chipcom Corp.*................................        3,000        180,750
CIDCO Inc.*...................................       15,200        465,500
Communications Center, Inc.*..................       15,000        225,000
DigiDesign Inc.*..............................        1,000         28,500
General Instrument Corp.*.....................       16,000        536,000
Gilat Satellite Networks Ltd.*................        2,500         35,625

Transamerica Emerging Growth Fund
(effective December 22, 1994, John Hancock Emerging Growth Fund)

                           STATEMENT OF NET ASSETS

Continued

COMPANY                                   SHARES          VALUE
------------------------------------------------------------------
Harte-Hanks
  Communications Inc.*...............      50,000          956,250
Heftel Broadcasting
  Corp. Class A*.....................     125,000        1,796,875
IDB Communications
  Group Inc.*........................     135,075        1,249,444
International Cabletel Inc.*.........      20,000          620,000
LDDS Communications, Inc.*...........      63,582        1,494,177
MFS Communications
  Co., Inc.*.........................      11,200          414,400
Metrocall Inc.*......................      41,000          686,750
Mobile Telecommunications
  Technologies Corp.*................      30,000          596,250
Octel Communications Corp.*..........      20,000          432,500
Paging Network Inc.*.................       3,750          126,562
ParcPlace Systems, Inc.*.............       6,000          120,000
Pittencrieff
  Communications Inc.*...............       5,000           45,938
ProNet Inc.*.........................      40,000          640,000
QUALCOMM Inc.*.......................       5,000          147,500
Scientific-Atlanta Inc. .............       8,000          173,000
Sonic Solutions*.....................      10,000          138,750
Stanford
  Telecommunications Inc.*...........      11,000          211,750
Tellabs, Inc.*.......................      94,500        4,606,875
Telular Corp.*.......................       5,000           48,750
Transaction Network
  Services, Inc.*....................      15,000          196,875
U.S. Robotics Inc.*..................     115,000        4,628,750
VeriFone Inc.*.......................      25,000          562,500
Zoom Telephonics, Inc.*..............      30,000          210,000
                                                       -----------
                                                        23,812,771
TRANSPORTATION  -  1.92%
Alaska Air Group, Inc.*..............      25,000          437,500
Atlantic Southeast
  Airlines Inc. .....................      65,000        1,137,500
Comair Holdings, Inc. ...............      57,300        1,246,275
Continental Airlines, Inc.
  Class B* ..........................      20,000          330,000
Frontier Airlines, Inc.*.............      50,000          187,500
Greenbrier Cos., Inc.*...............      20,000          385,000
Heartland Express, Inc.*.............       2,500           73,750
Mesa Airlines Inc.*..................     135,000        1,096,875
Northwest Airlines Corp.*............      65,000        1,365,000
Rollins Truck Leasing Corp. .........      22,500          264,375
SkyWest Inc. ........................      30,000          615,000
Southwest Airlines Co. ..............      35,000          826,875
                                                       -----------
                                                         7,965,650
                                                       -----------
TOTAL COMMON STOCKS
(Cost $296,236,828) .................                  407,613,391

STOCK WARRANTS  -  0.01%                WARRANTS
                                       ----------
CONSUMER GOODS & SERVICES  -  0.01%
Good Times
  Restaurants Inc.*(A) ..............
(Cost $50,148).......................      60,000           22,500

SHORT-TERM                                FACE
OBLIGATIONS  -  2.29%                    AMOUNT
                                       ----------
COMMERCIAL PAPER  -  0.97%
FINANCIAL SERVICES  -  0.34%
General Electric
  Capital Corp.
4.750% due 11/03/94 .................  $1,400,000        1,399,631

TELECOMMUNICATIONS  -  0.63%
Motorola Inc.
  4.770% to 4.800% due
    11/02/94 to 11/08/94 ............   2,630,000        2,628,370
                                                        ----------
TOTAL COMMERCIAL PAPER
(Cost $4,028,001) ...................                    4,028,001

Transamerica Emerging Growth Fund
(effective December 22, 1994, John Hancock Emerging Growth Fund)

                           STATEMENT OF NET ASSETS

See Notes to Financial Statements.

Continued

                                          FACE
ISSUER                                   AMOUNT          VALUE
------------------------------------------------------------------
REPURCHASE
AGREEMENT  -  1.32%
Lehman Brothers 4.830% due
  11/01/94 (dated 10/31/94).
  Collateralized by
  $5,567,160 value, Federal
  Home Loan Mortgage
  Corporation ARM
  4.823% due 06/01/24.
(Cost and repurchase
  proceeds $5,458,732)..............   5,458,000         5,458,732
                                                      ------------

TOTAL SHORT-TERM
OBLIGATIONS
(Cost $9,486,733)...................                     9,486,733
                                                      ------------
TOTAL INVESTMENTS  -  100.64%
(Cost $305,773,709).................                   417,122,624
                                                      ------------
CASH AND OTHER ASSETS,
LESS LIABILITIES  -  (0.64)%........                    (2,634,977)
                                                      ------------

NET ASSETS, at value,
  equivalent to $26.82 per
  share for 4,886,971 Class A
  Shares ($.01 par value)
  of capital stock outstanding
  and $26.04 per share for
  10,883,600 Class B
  Shares ($.01 par value)
  of capital stock
  outstanding - 100.00%.............                  $414,487,647
                                                      ============

(A) Each warrant entitles the holder to purchase one common share at an exercise price of $3.50 and will expire 06/15/95.
*   Non-income producing.

See Notes to Financial Statements.

Transamerica Emerging Growth Fund
(effective December 22, 1994, John Hancock Emerging Growth Fund)

        STATEMENT OF OPERATIONS / STATEMENTS OF CHANGES IN NET ASSETS

STATEMENT OF OPERATIONS
Year Ended October 31, 1994

INVESTMENT INCOME
Dividends...........................                  $ 2,182,020
Interest............................                      451,229
                                                      -----------
                                                        2,633,249

EXPENSES
Distribution expenses
  (see Note D)......................   $2,775,578
Management fees.....................    2,706,438
Transfer agent fees.................      822,733
Administrative service fees.........      222,044
Shareholder reports.................      153,995
Registration fees...................      147,818
Custodian fees......................      122,773
Audit and legal fees................       51,246
Directors' fees and expenses........       26,635
Miscellaneous.......................       43,714       7,072,974
                                       ----------     -----------
  NET INVESTMENT LOSS                                  (4,439,725)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments....                   (8,817,307)
Net change in unrealized
  appreciation of investments.......                   27,047,214
                                                      -----------
NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS...............                   18,229,907
                                                      -----------
INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...................                  $13,790,182
                                                      ===========


STATEMENTS OF CHANGES IN NET ASSETS

                                          YEAR ENDED OCTOBER 31,
                                       ---------------------------
                                           1994           1993
                                       ------------   ------------
OPERATIONS
Net investment loss.................   $ (4,439,725)  $ (2,920,334)
Net realized loss on investments....     (8,817,307)    (4,446,420)
Net change in unrealized
  appreciation of investments.......     27,047,214     55,194,255
                                       ------------   ------------
Increase in net assets resulting
  from operations...................     13,790,182     47,827,501

CAPITAL SHARE TRANSACTIONS
Increase in capital shares
  outstanding.......................     99,950,356    119,859,803
                                       ------------   ------------
Increase in net assets..............    113,740,538    167,687,304

NET ASSETS
Beginning of year...................    300,747,109    133,059,805
                                       ------------   ------------
End of year.........................   $414,487,647   $300,747,109
                                       ============   ============

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS


                                        CLASS A SHARES                                        CLASS B SHARES
                                ------------------------------                -----------------------------------------------------
                                                                    FROM
                                                                  AUGUST 22,
                                    YEAR ENDED OCTOBER 31,         1991 TO                  YEAR ENDED OCTOBER 31,
                                ------------------------------   OCTOBER 31,  ----------------------------------------------------
                                  1994       1993       1992       1991(2)      1994       1993        1992       1991       1990
                                --------    -------    -------   -----------  --------   --------    -------    -------    -------
Per share income and capital
  changes for a share
  outstanding during
  each period.(1)
Net asset value, beginning
  of period...................  $   25.89   $ 20.60    $  19.26   $  18.12    $  25.33   $  20.34    $ 19.22    $  11.06   $ 12.76

INCOME FROM
INVESTMENT OPERATIONS
Net investment loss ..........     (0.18)     (0.16)     (0.20)      (0.03)      (0.36)     (0.36)     (0.38)     (0.30)     (0.22)
Net realized and unrealized
  gain (loss) on investments..      1.11       5.45       1.60        1.17        1.07       5.35       1.56       8.46      (1.26)
                                --------    -------    -------     -------    --------   --------    -------    -------    -------
  Total from Investment
    Operations ...............      0.93       5.29       1.40        1.14        0.71       4.99       1.18      8.16       (1.48)

LESS DISTRIBUTIONS
Distribution from
  realized gains .............         -          -      (0.06)          -           -          -      (0.06)         -      (0.22)
                                --------    -------    -------     -------    --------   --------    -------    -------    -------
Net asset value,
  end of period ..............  $  26.82    $ 25.89    $ 20.60     $ 19.26    $  26.04   $  25.33    $ 20.34    $ 19.22    $ 11.06
                                ========    =======    =======     =======    ========   ========    =======    =======    =======
TOTAL RETURN(3)...............      3.59%     25.68%      7.32%       6.29%       2.80%     24.53%      6.19%     73.78%    (11.82)%
                                ========    =======    =======     =======    ========   ========    =======    =======    =======
RATIOS AND
SUPPLEMENTAL DATA
Ratio of expenses to average
  net assets .................      1.44%      1.40%      1.67%       0.33%       2.19%      2.28%      2.64%      2.85%      3.11%
Ratio of net investment loss
  to average net assets ......     (0.71)%    (0.70)%    (1.03)%     (0.15)%     (1.46)%    (1.58)%    (1.99)%    (1.83)%    (1.64)%
Portfolio turnover ...........        25%        29%        48%         66%         25%        29%        48%        66%        82%
Net Assets, end of period
  (in thousands)..............  $131,053    $81,263    $46,137     $38,859    $283,435   $219,484    $86,923    $52,743    $11,668


(1) Per share information has been calculated using the average number of shares outstanding.
(2) Financial highlights, including total return, have not been annualized. Portfolio turnover is for the year ended October 31, 1991.
(3) Total return does not include the effect of the initial sales charge for Class A Shares nor the contingent deferred sales charge for Class B Shares.


See Notes to Financial Statements.

Transamerica Emerging Growth Fund
(effective December 22, 1994, John Hancock Emerging Growth Fund)

NOTES TO FINANCIAL STATEMENTS

October 31, 1994

NOTE A - SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series, Inc. (the "Issuer"), formerly Transamerica Special
Series, Inc., is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Issuer operates as a series fund, currently issuing six series of shares. On May 20, 1994, the shareholders of the Issuer approved changes to the name of the Issuer and to the names of each of the series of the Issuer. These changes became effective on June 15, 1994.

        Transamerica Emerging Growth Fund (the "Fun"'), formerly Transamerica Special Emerging Growth Fund, is one of the series of the Issuer. The Fund made its initial offering of shares to the public on October 26, 1987 and presently offers two classes of shares. Class A Shares are subject to an initial sales charge and a 12b-1 distribution plan. Class B Shares are subject to a contingent deferred sales charge and a separate 12b-l distribution plan. The following is a summary of significant accounting policies consistently followed by the Fund.

        (1) Securities traded on stock exchanges or in the over-the-counter market are valued at the last sale price on the primary exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the mean between the most recent closing bid and asked prices. All securities initially expressed in terms of foreign currencies are translated into U.S. dollar equivalents based on quoted exchange rates as of the close of the NYSE. Securities for which market quotations are not readily available are valued at a fair value as determined in good faith by the Issuer's Board of Directors. Short-term investments are valued at amortized cost (original cost plus amortized discount or accrued interest).

        (2) Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income on investments is accrued daily. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial reporting and federal income tax purposes. The Fund does not report separately the gain or loss resulting from changes in foreign exchange rates on investments from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gains or losses from investments.

        (3) Dividends and other distributions are recorded by the Fund on the ex-dividend date and may be reinvested at net asset value. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

        (4) No provision for federal income taxes has been made since it is the Fund's intention to distribute all of its taxable income and profits to its shareholders and to comply with the requirements applicable to regulated investment companies and the minimum distribution requirements of the Internal Revenue Code. At October 31, 1994, the Fund had a realized capital loss carryforward of approximately $17,163,000 which will expire as follows:
$1,478,000 - 1995, $117,000 - 1997, $2,304,000 - 2000, $4,447,000 - 2001 and
$8,817,000 - 2002. The amount of capital loss carryforward utilized in any one year may be limited.

        (5) The Fund reports custodian fees net of credits and charges resulting from cash positions in the custodial accounts greater than or less than the amounts required to settle portfolio transactions. For the year ended October 31, 1994, these amounts were $5,575 and $34,039, respectively.

        (6) On a daily basis, income, unrealized and realized gains and losses, and expenses which are not class specific are allocated to each class based on their respective relative net assets. Class specific expenses, such as distribution expenses, are applied to the class to which they are attributed.

NOTE B - MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's management fee is paid monthly to Transamerica Fund Management Company (the "Investment Adviser"). The management fee is calculated monthly on the average daily net assets of the Fund at an annual rate of 0.75%. At October 31, 1994, the management fee payable to the Investment Adviser was $254,623.

        The Investment Adviser provides administrative services to the Fund pursuant to an administrative service agreement. During the year ended October 31, 1994, the Fund paid or accrued $192,019 to the Investment Adviser for these services, of which $14,798 was payable at October 31, 1994.

Transamerica Emerging Growth Fund
(effective December 22, 1994, John Hancock Emerging Growth Fund)

                        NOTES TO FINANCIAL STATEMENTS
Continued

NOTE B (Continued)

        During the year ended October 31, 1994, Transamerica Fund Distributors, Inc. (the "Distributor"), an affiliate of the Investment Adviser, as the principal underwriter, retained $65,421 as its portion of the commissions charged on sales of Class A Shares of the Fund. At October 31, 1994, receivables from and payables to the Distributor for Fund share transactions were $453,568 and $245,546, respectively.

        The Fund paid no compensation directly to any officer. Certain officers and a director of the Issuer are affiliated with the Investment Adviser.

        During the year ended October 31, 1994, the Fund paid legal fees of $12,379 to Baker & Botts. A partner with Baker & Botts is an officer of the Issuer.

NOTE C  -  COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

        During the year ended October 31, 1994, purchases and sales of securities, other than short-term obligations, aggregated $171,536,375 and $86,559,288, respectively. At October 31, 1994, receivables from and payables to brokers for securities sold and purchased were $540,746 and $2,843,926, respectively.

        At October 31, 1994, the identified cost of total investments owned is the same for both financial reporting and federal income tax purposes. At October 31, 1994, the gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes were $122,594,705 and $11,245,790, respectively.

NOTE D  -  PLAN OF DISTRIBUTION

Pursuant to Rule 12b-1 of the Investment Company Act of 1940, the Fund is authorized under separate distribution plans to finance activities related to the distribution of its Class A and Class B Shares (the "Class A Plan" and the "Class B Plan," respectively). The distribution plans, together with the initial sales charge on Class A Shares and the contingent deferred sales charge on Class B Shares, comply with the regulations covering maximum sales charges assessed by mutual funds distributed through securities dealers that are NASD members.

        The Class A Plan and the Class B Plan permit each class to make payments to the Distributor up to 0.25% annually of average daily net assets for certain distribution costs such as service fees paid to dealers, production and distribution of prospectuses to prospective investors, services provided to new and existing shareholders and other distribution related activities. During the year ended October 31, 1994, Class A and Class B made payments to the Distributor of $277,671 or 0.25% and $639,690 or 0.25%, respectively, related to the above activities.

        The Class B Plan also permits Class B to reimburse the Distributor up to 0.75% annually of average daily net assets for costs related to compensation paid to securities dealers, in place of an initial sales charge to investors, on the sale of Class B Shares. These costs are based upon a commission payment charge of 5% of the value of Class B Shares sold (excluding shares acquired through reinvestment), reduced by the amount of contingent deferred sales charges (CDSC) that have been received by the Distributor on redemptions of Class B Shares. These costs also include a charge of interest (carrying charge) at an annual rate of 1% over the prevailing prime rate to the extent cumulative commission payment charges, plus any previous carrying charges, less CDSC received by the Distributor, have not been paid in full by the Fund. For the year ended October 31, 1994, Class B reimbursed the Distributor $1,858,217 or 0.75% for such costs. For the year ended October 31, 1994, the Distributor received $382,553 in CDSC. At October 31, 1994, the balance of unrecovered costs was $10,122,481.

        At October 31, 1994, Class A had $60,704 and Class B had $314,192 payable to the Distributor pursuant to the above distribution plans.

Transamerica Emerging Growth Fund
(effective December 22, 1994, John Hancock Emerging Growth Fund)

                        NOTES TO FINANCIAL STATEMENTS

Continued

NOTE E  -  CAPITAL AND RELATED TRANSACTIONS

A summary of capital stock transactions follows:

                                                                   YEAR ENDED OCTOBER 31,
                                                  -----------------------------------------------------------
                                                            1994                            1993
                                                  ---------------------------     ---------------------------
                                                    SHARES         DOLLARS          SHARES         DOLLARS
                                                  ----------    -------------     ----------    -------------
Shares sold  -  Class A .......................    4,169,752    $ 107,936,683      2,776,240    $  63,777,110
Shares sold  -  Class B .......................   10,731,824      265,135,236     11,557,712      262,430,256
Shares redeemed  -  Class A ...................   (2,421,719)     (62,106,008)    (1,876,824)     (43,383,203)
Shares redeemed  -  Class B ...................   (8,513,937)    (211,015,555)    (7,165,167)    (162,964,360)
                                                  ----------    -------------     ----------    -------------
Net increase in capital shares outstanding ....    3,965,920    $  99,950,356      5,291,961    $ 119,859,803
                                                  ==========    =============     ==========    =============

The components of net assets at October 31, 1994, are as follows:

Capital paid-in (125,000,000 shares authorized) .............................................    $320,301,854
Accumulated net realized loss on investments ................................................     (17,163,122)
Net unrealized appreciation of investments ..................................................     111,348,915
                                                                                                 ------------
NET ASSETS ..................................................................................    $414,487,647
                                                                                                 ============

John Hancock Emerging Growth Fund
(effective December 22, 1994, John Hancock Emerging Growth Fund)


REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors
John Hancock Emerging Growth Fund,
  a series of John Hancock Series, Inc.

We have audited the accompanying statement of net assets of John Hancock Emerging Growth Fund (formerly Transamerica Emerging Growth Fund), a series of John Hancock Series, Inc. (formerly Transamerica Series, Inc.), as of October 31, 1994, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1994, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of John Hancock Emerging Growth Fund, a series of John Hancock Series, Inc., at October 31, 1994, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.



                                             Ernst & Young LLP


Houston, Texas
December 2, 1994, except as to Note F
as to which the date is January 25, 1995.

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Emerging Growth Fund

THE STATEMENT OF ASSETS AND LIABILITIES IS THE FUND'S BALANCE SHEET AND SHOWS THE VALUE OF WHAT THE FUND OWNS, IS DUE AND OWES ON APRIL 30, 1995. YOU'LL ALSO FIND THE NET ASSET VALUE AND THE MAXIMUM OFFERING PRICE PER SHARE AS OF THAT DATE.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 1995 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
 Investments at value - Note C:
   Common stocks and warrants
     (cost - $281,399,064).................................        $426,371,410
   Joint repurchase agreement (cost - $7,177,000)                     7,177,000
   Corporate savings account...............................                  39
                                                                   ------------
                                                                    433,548,449
 Receivable for shares sold ...............................             677,341
 Receivable for investments sold ..........................           1,720,234
 Dividends receivable .....................................             139,274
 Interest receivable ......................................               1,182
 Other assets .............................................             190,015
                                                                   ------------
                    Total Assets ..........................         436,276,495
                    -----------------------------------------------------------
LIABILITIES:
 Payable for shares repurchased ...........................             732,054
 Payable for investments purchased ........................           1,543,063
 Payable to John Hancock Advisers, Inc. and
   affiliates - Note B ....................................             292,101
 Accounts payable and accrued expenses ....................             138,448
                                                                   ------------
                    Total Liabilities .....................           2,705,666
                    -----------------------------------------------------------
NET ASSETS:
 Capital paid-in ..........................................         308,582,095
 Accumulated net realized loss on investments .............         (17,387,462)
 Net unrealized appreciation of investments ...............         144,972,346
 Net investment loss ......................................          (2,596,150)
                                                                   ------------
                    Net Assets ............................        $433,570,829
                    ===========================================================
NET ASSET VALUE PER SHARE:
  (Based on net assets and shares of beneficial
  interest outstanding - 125,000,000 shares
  authorized with $.01 per share par value,
  respectively)
 Class A - $130,666,252/4,531,343 .........................        $       28.84
 ===============================================================================
 Class B - $302,904,577/10,856,014 ........................        $       27.90
 ===============================================================================
MAXIMUM OFFERING PRICE PER SHARE*
 Class A - ($28.84 x 106.10%) .............................        $       30.60
 ===============================================================================

*On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

THE STATEMENT OF OPERATIONS SUMMARIZES THE FUND'S INVESTMENT INCOME EARNED AND EXPENSES INCURRED IN OPERATING THE FUND. IT ALSO SHOWS NET GAINS (LOSSES) FOR THE PERIOD STATED.

STATEMENT OF OPERATIONS
Six months ended April 30, 1995 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends (net of foreign withholding taxes
   of $1,532) .....................................                 $  1,151,393
 Interest .........................................                      154,052
                                                                    ------------
                                                                       1,305,445
                                                                    ------------
 Expenses:
   Investment management fee - Note B .............                    1,506,430
   Distribution/service fee - Note B
    Class A .......................................                      155,192
    Class B .......................................                    1,387,807
   Transfer agent fee .............................                      571,669
   Registration and filing fees ...................                       83,199
   Custodian fee ..................................                       61,755
   Auditing fee ...................................                       35,341
   Trustees' fees .................................                       30,453
   Advisory board fee .............................                       26,292
   Printing .......................................                       20,600
   Legal fees .....................................                       11,651
   Miscellaneous ..................................                       11,206
                                                                    ------------
                    Total Expenses ................                    3,901,595
                    ------------------------------------------------------------
                    Net Investment Loss ...........                   (2,596,150)
                    ------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments sold ............                     (224,340)
 Change in net unrealized appreciation/depreciation
   of investments .................................                   33,623,431
                                                                    ------------
                    Net Realized and Unrealized
                    Gain on Investments ...........                   33,399,091
                    ------------------------------------------------------------
                    Net Increase in Net Assets
                    Resulting from Operations .....                 $ 30,802,941
                    ============================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------
                                                                                           SIX MONTHS ENDED      YEAR ENDED
                                                                                            APRIL 30, 1995       OCTOBER 31,
                                                                                              (UNAUDITED)           1994
                                                                                           ----------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment loss...................................................................      $ (2,596,150)      $ (4,439,725)
 Net realized loss on investments sold.................................................          (224,340)        (8,817,307)
 Change in net unrealized appreciation/depreciation of investments.....................        33,623,431         27,047,214
                                                                                             ------------       ------------
   Net Increase in Net Assets Resulting from Operations................................        30,802,941         13,790,182
                                                                                             ------------       ------------

FROM FUND SHARE TRANSACTIONS -- NET*...................................................       (11,719,759)        99,950,356
                                                                                             ------------       ------------

NET ASSETS:
 Beginning of period...................................................................       414,487,647        300,747,109
                                                                                             ------------       ------------
 End of period (including accumulated net investment loss of $2,596,150 and
   $4,439,725, respectively) ..........................................................      $433,570,829       $414,487,647
                                                                                             ============       ============

* ANALYSIS OF FUND SHARE TRANSACTIONS:

                                                                      SIX MONTHS ENDED
                                                                       APRIL 30, 1995                       YEAR ENDED
                                                                        (UNAUDITED)                      OCTOBER 31, 1994
                                                                 ---------------------------        ---------------------------
CLASS A                                                            SHARES         AMOUNT              SHARES         AMOUNT
                                                                 ----------    -------------        ----------    -------------
 Shares sold..................................................    1,289,696    $  34,302,818         4,169,752    $ 107,936,683
 Less shares repurchased......................................   (1,645,324)     (43,979,606)       (2,421,719)     (62,106,008)
                                                                 ----------    -------------        ----------    -------------
 Net increase (decrease)......................................     (355,628)   $  (9,676,788)        1,748,033    $  45,830,675
                                                                 ==========    =============        ==========    =============
CLASS B
 Shares sold..................................................    4,157,695    $ 105,472,196        10,731,824    $ 265,135,236
 Less shares repurchased......................................   (4,185,281)    (107,515,167)       (8,513,937)    (211,015,555)
                                                                 ----------    -------------        ----------    -------------
 Net increase (decrease)......................................      (27,586)   $  (2,042,971)        2,217,887    $  54,119,681
                                                                 ==========    =============        ==========    =============

THE STATEMENT OF CHANGES IN NET ASSETS SHOWS HOW THE VALUE OF THE FUND'S NET ASSETS HAS CHANGED SINCE THE END OF THE PREVIOUS YEAR. THE DIFFERENCE REFLECTS EARNINGS LESS EXPENSES, ANY INVESTMENT GAINS AND LOSSES, AND ANY INCREASE OR DECREASE IN MONEY SHAREHOLDERS INVESTED IN THE FUND. THE FOOTNOTE ILLUSTRATES THE NUMBER OF FUND SHARES SOLD, REINVESTED AND REDEEMED DURING THE LAST TWO PERIODS, ALONG WITH THE CORRESPONDING DOLLAR VALUE.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are listed as follows:

------------------------------------------------------------------------------------------------------------------------------
                                                                                                               FOR THE PERIOD
                                                                                                               AUGUST 22, 1991
                                                                                                                (COMMENCEMENT
                                                             SIX MONTHS ENDED     YEAR ENDED OCTOBER 31,        OF OPERATIONS)
                                                              APRIL 30, 1995   ----------------------------     TO OCTOBER 31,
                                                               (UNAUDITED)       1994      1993      1992           1991
                                                             ----------------  --------   -------   -------    ---------------
CLASS A
PER SHARE OPERATING PERFORMANCE
 Net Asset Value, Beginning of Period .....................     $  26.82       $  25.89   $ 20.60   $ 19.26        $ 18.12
                                                                --------       --------   -------   -------        -------
 Net Investment Loss (a) ..................................        (0.10)         (0.18)    (0.16)    (0.20)         (0.03)
 Net Realized and Unrealized Gain on Investments ..........         2.12           1.11      5.45      1.60           1.17
                                                                --------       --------   -------   -------        -------
   Total from Investment Operations .......................         2.02           0.93      5.29      1.40           1.14
                                                                --------       --------   -------   -------        -------
 Less Distributions
 Distributions from Net Realized Gain on Investments Sold..         --             --        --       (0.06)          --
                                                                --------       --------   -------   -------        -------
 Net Asset Value, End of Period ...........................     $  28.84       $  26.82   $ 25.89   $ 20.60        $ 19.26
                                                                ========       ========   =======   =======        =======
 Total Investment Return at Net Asset Value ...............        7.53%          3.59%    25.68%     7.32%          6.29%

RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period (000's Omitted) ................     $130,666       $131,053   $81,263   $46,137        $38,859
 Ratio of Expenses to Average Net Assets ..................        1.43%*         1.44%     1.40%     1.67%          0.33%
 Ratio of Net Investment Loss to Average Net Assets .......       (0.78%)*       (0.71%)   (0.70%)   (1.03%)        (0.15%)
 Portfolio Turnover Rate ..................................          11%            25%       29%       48%         66%


THE FINANCIAL HIGHLIGHTS SUMMARIZES THE IMPACT OF THE FOLLOWING FACTORS ON A SINGLE SHARE FOR THE PERIOD INDICATED: INCOME, EXPENSES, DISTRIBUTIONS AND GAINS (LOSSES) OF THE FUND. IT SHOWS HOW THE FUND'S NET ASSET VALUE FOR A SHARE HAS CHANGED SINCE THE END OF THE PREVIOUS PERIOD. ADDITIONALLY, IMPORTANT RELATIONSHIPS BETWEEN SOME ITEMS PRESENTED IN THE FINANCIAL STATEMENTS ARE EXPRESSED IN RATIO FORM.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

FINANCIAL HIGHLIGHTS (continued)

---------------------------------------------------------------------------------------------------------------------------------
                                                        SIX MONTHS ENDED                   YEAR ENDED OCTOBER 31,
                                                         APRIL 30, 1995   -------------------------------------------------------
                                                          (UNAUDITED)       1994       1993     1992     1991     1990
                                                        ----------------
CLASS B
PER SHARE OPERATING PERFORMANCE
 Net Asset Value, Beginning of Period..................   $  26.04        $  25.33    $  20.34    $ 19.22    $ 11.06    $ 12.76
                                                           -------        --------    --------    -------    -------    -------
 Net Investment Loss (a)...............................      (0.19)          (0.36)      (0.36)     (0.38)     (0.30)     (0.22)
 Net Realized and Unrealized Gain (Loss)
   on Investments......................................       2.05            1.07        5.35       1.56       8.46      (1.26)
                                                           -------        --------    --------    -------    -------    -------
   Total from Investment Operations....................       1.86            0.71        4.99       1.18       8.16      (1.48)
                                                           -------        --------    --------    -------    -------    -------
 Less Distributions
 Distributions from Net Realized Gain on
   Investments Sold....................................         --              --          --      (0.06)        --      (0.22)
                                                           -------        --------    --------    -------    -------    -------
 Net Asset Value, End of Period........................   $  27.90        $  26.04    $  25.33    $ 20.34    $ 19.22    $ 11.06
                                                          ========        ========    ========    =======    =======    =======
 Total Investment Return at Net Asset Value............       7.14%           2.80%      24.53%      6.19%     73.78%    (11.82%)

RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period (000's Omitted).............   $302,905        $283,435    $219,484    $86,923    $52,743    $11,668
 Ratio of Expenses to Average Net Assets...............       2.17%*          2.19%       2.28%      2.64%      2.85%      3.11%
 Ratio of Net Investment Loss to Average Net Assets....      (1.52%)*        (1.46%)     (1.58%)    (1.99%)    (1.83%)    (1.64%)
 Portfolio Turnover Rate...............................         11%             25%         29%        48%        66%        82%

 *  On an annualized basis.
(a) On average month end shares outstanding.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund


THE SCHEDULE OF INVESTMENTS IS A COMPLETE LIST OF ALL SECURITIES OWNED BY THE EMERGING GROWTH FUND ON APRIL 30, 1995. IT'S DIVIDED INTO TWO MAIN CATEGORIES:
COMMON STOCKS AND WARRANTS AND SHORT-TERM INVESTMENTS. COMMON STOCKS ARE FURTHER BROKEN DOWN BY INDUSTRY GROUP. SHORT-TERM INVESTMENTS, WHICH REPRESENT THE FUND'S "CASH" POSITION, ARE LISTED LAST.

SCHEDULE OF INVESTMENTS
April 30, 1995 (Unaudited)


ISSUER, DESCRIPTION                       NUMBER OF SHARES     MARKET VALUE
-------------------                       ----------------     ------------
COMMON STOCKS
ADVERTISING (0.53%)
 Catalina Marketing Corp.**.............        27,000         $  1,269,000
 Cyrk International, Inc.**.............        45,000              635,625
 Katz Media Group**.....................        25,000*             403,125
                                                               ------------
                                                                  2,307,750
                                                               ------------
AUTOMOBILE/TRUCK (1.13%)
 APS Holding Corp. (Class A)**..........        10,000              223,750
 Copart, Inc.**.........................        50,000            1,018,750
 Deflecta-Shield Corp.**................         5,000               53,750
 Detroit Diesel Corp.**.................        20,000              465,000
 Discount Auto Parts, Inc.**............        30,000              723,750
 Edelbrock Corp.**......................        10,000              131,250
 Johnstown America Industries, Inc.**...        10,000              127,500
 Pep Boys - Manny, Moe & Jack...........        20,000              515,000
 Rollins Truck Leasing Corp.............        22,500              247,500
 Stant Corp.............................        30,000              390,000
 Stewart & Stevenson Services, Inc......        15,000              562,500
 Thompson PBE, Inc.**...................        30,000*             435,000
                                                               ------------
                                                                  4,893,750
                                                               ------------
BANKS (0.13%)
 Hibernia Corp. (Class A)**.............        15,000              120,000
 MBNA Corp..............................        15,000              453,750
                                                               ------------
                                                                    573,750
                                                               ------------
BROADCASTING (1.16%)
 Clear Channel Communications, Inc.**...        30,075            1,691,719
 E-Z Communications, Inc. (Class A)**...        10,000              162,500
 Gaylord Entertainment Co. (Class A)....        26,000              614,250
 Heftel Broadcasting Corp. (Class A)**..       125,000            1,406,250
 Lodgenet Entertainment Corp.**.........         5,000               37,500
 SFX Broadcasting, Inc. (Class A)**.....        40,000              920,000
 United International Holdings, Inc.
   (Class A)**..........................         6,400               91,200
 Young Broadcasting Corp. (Class A)**...         5,100*             112,200
                                                               ------------
                                                                  5,035,619
                                                               ------------
BUILDING PRODUCTS (0.06%)
 NCI Building Systems, Inc.**...........        15,000              262,500
                                                               ------------
CHEMICAL (0.05%)
 Mallinckrodt Group, Inc................         6,000              216,000
                                                               ------------
COMPUTERS (23.01%)
 Adaptec, Inc.**........................       110,000            3,520,000
 Adobe Systems, Inc.....................        70,000            4,077,500
 Alantec Corp.**........................         7,500              287,812
 America Online, Inc.**.................        10,800              500,850
 American Business Information, Inc.**..         5,000              120,000
 Amtech Corp............................         4,375               30,078
 Applied Voice Technology, Inc.**.......        35,000*             546,875
 Applix, Inc.**.........................         8,000*             208,000
 Aspen Technology, Inc.**...............         5,000              103,750
 Auspex Systems, Inc.**.................         5,000               51,875
 Autodesk, Inc..........................        29,000              987,812
 Avid Technology, Inc.**................           790*              31,847
 BancTec, Inc.**........................         5,000               85,000
 Banyan Systems, Inc.**.................        60,000              873,750
 Bay Networks, Inc.**...................        50,000            1,818,750
 BISYS Group, Inc. (The)**..............        11,835*             245,576
 BMC Software, Inc.**...................         7,000              435,750
 Brock Control Systems, Inc.**..........         2,500               17,500
 Broderbund Software, Inc.**............        14,000              693,000
 Cabletron Systems, Inc.**..............        22,500            1,068,750
 Cadence Design Systems, Inc.**.........        75,029            2,419,685
 C*ATS Software, Inc.**.................         4,000*              52,000
 Cerner Corp.**.........................        20,000            1,062,500
 CFI ProServices, Inc.**................        25,000              265,625
 Cheyenne Software, Inc.**..............         2,000               29,000
 Chipcom Corp.**........................         4,500              147,375
 Cirrus Logic, Inc.**...................        40,000            1,992,500
 Cognex Corp.**.........................        42,000            1,260,000
 Compuware Corp.**......................        26,600              698,250
 Concentra Corp.**......................        10,000*             128,750
 Continuum, Inc.**......................        75,000            2,475,000
 Cornerstone Imaging, Inc.**............         7,000              109,375
 Datastream Systems, Inc.**.............        10,000*             240,000
 Dataware Technologies, Inc.**..........         3,000               47,625


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund



ISSUER, DESCRIPTION                         NUMBER OF SHARES     MARKET VALUE
-------------------                         ----------------     ------------
COMPUTERS (CONTINUED)
 Dell Computer Corp.**....................        70,000         $  3,832,500
 Digital Biometrics, Inc.**...............        11,000              104,500
 Electronic Arts, Inc.**..................         5,000              115,000
 EPIC Design Technology, Inc.**...........           500               13,250
 Expert Software, Inc.**..................         8,000*             118,000
 FileNet Corp.**..........................         7,000              234,500
 Frame Technology Corp.**.................         2,500               52,500
 Gateway 2000, Inc.**.....................        50,000              946,875
 General Magic, Inc.**....................         5,000*              69,375
 Geoworks**...............................        60,000              555,000
 Global Village Communication**...........         2,000               27,000
 HCIA, Inc.**.............................           200*               5,300
 Hogan Systems, Inc.**....................       100,000              850,000
 Hyperion Software Corp.**................        48,500*           2,085,500
 Information Resources, Inc.**............        35,000*             492,187
 Informix Corp.**.........................       125,000            4,921,875
 InfoSoft International, Inc.**...........         5,000              313,750
 KLA Instruments Corp.**..................        15,000              930,000
 Kronos, Inc.**...........................        21,500              655,750
 Lannet Data Communications, Ltd.**.......        55,000*           1,086,250
 Learning Co. (The)**.....................        15,000              393,750
 LEGENT Corp.**...........................        65,000            1,771,250
 Loronix Information Systems, Inc.**+.....       265,000              761,875
 Madge, N.V.**............................       250,000            6,875,000
 MapInfo Corp.**..........................         6,000              179,250
 Measurex Corp............................        20,500              512,500
 Mercury Interactive Corp.**..............        95,000            2,042,500
 Micropolis Corp.**.......................        96,500              699,625
 Minnesota Educational Computing Corp.**..         5,000              128,750
 Mustang Software, Inc.**.................         8,000*              62,000
 National Instruments Corp.**.............         6,000*             112,500
 NetManage, Inc.**........................        12,000              219,000
 Network General Corp.**..................        95,000            2,481,875
 Norand Corp.**...........................         2,500               76,250
 Oak Technology, Inc.**...................        13,500*             372,938
 Open Environment Corp.**.................        20,000*             350,000
 OPTi, Inc.**.............................       120,000            1,815,000
 Parametric Technology Corp.**............        70,000            3,325,000
 PeopleSoft, Inc.**.......................        55,400            2,839,250
 Phamis, Inc.**...........................         5,500*             106,562
 Physician Computer Network, Inc.**.......        25,000*             112,500
 Pinnacle Systems, Inc.**.................        35,000*             638,750
 Platinum Technology, Inc.**..............       125,000            2,500,000
 Policy Management Systems Corp.**........         2,300              115,863
 PRI Automation, Inc.**...................        10,000              262,500
 Printronix, Inc.**.......................        25,000              578,125
 Progress Software Corp.**................        28,500            1,154,250
 Project Software & Development, Inc.**...        25,000              606,250
 Pyxis Corp.**............................        95,000            1,888,125
 Quantum Corp.**..........................        25,000              462,500
 QuickResponse Services, Inc.**...........         6,000              111,750
 Radius, Inc.**...........................         2,500               25,313
 Read-Rite Corp.**........................        51,000            1,083,750
 Renaissance Solutions, Inc.**............         9,000*             117,000
 S3, Inc.**...............................        15,000              346,875
 Seagate Technology, Inc.**...............        50,000            1,593,750
 Security Dynamics Technologies, Inc.**...         5,000*             176,250
 7th Level, Inc.**........................        40,000              345,000
 Sierra On-Line, Inc.**...................        40,000              755,000
 Softdesk, Inc.**.........................        35,000              796,250
 Software Artistry, Inc.**................         2,500*              62,188
 Software Spectrum, Inc.**................         5,000               80,000
 SPSS, Inc.**.............................        70,000              975,625
 Sterling Software, Inc.**................       105,000            3,570,000
 Sybase, Inc.**...........................        61,000            1,479,250
 Sylvan Learning Systems, Inc.**..........         5,600               97,300
 Symantec Corp.**.........................        14,000              325,500
 TGV Software, Inc.**.....................         3,000*              56,250
 3COM Corp.**.............................       115,000            6,440,000
 Transaction Systems Architects, Inc.
   (Class A)**............................        10,000*             206,250
 Viewlogic Systems, Inc.**................         5,000               56,250
 Wall Data, Inc.**........................         8,000              154,000
 Western Digital Corp.**..................        35,000              560,000
 Wonderware Corp.**.......................        20,000              662,500
 Zebra Technologies Corp. (Class A)**.....         2,200              100,925
 Zilog, Inc.**............................        60,000            2,107,500
                                                                 ------------
                                                                   99,769,486
                                                                 ------------
COSMETICS & TOILETRIES (0.62%)
 INBRAND Corp.**..........................        10,500             139,125
 Maybelline Inc...........................        65,006           1,430,132
 Playtex Products, Inc.**.................       140,000           1,120,000
                                                                 -----------
                                                                   2,689,257
                                                                 -----------
DRUGS (2.11%)
 ALZA Corp.**.............................        24,600             479,700
 Big B, Inc...............................        10,000             145,000
 Centocor, Inc.**.........................        35,500             501,437
 Chronimed, Inc.**........................        40,000             610,000
 Circa Pharmaceuticals, Inc.**............        10,000*            243,750
 Cor Therapeutics, Inc.**.................        20,000             330,000
 Eckerd (Jack) Corp.**....................        85,000           2,475,625
 Elan Corp., PLC, American
  Depository Receipt, (ADR)**.............         5,250             185,719


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund



ISSUER, DESCRIPTION                          NUMBER OF SHARES     MARKET VALUE
-------------------                          ----------------     ------------
DRUGS (CONTINUED)
 Mylan Laboratories, Inc...................        85,000         $  2,613,750
 North American Vaccine, Inc.**............        20,000              145,000
 Syncor International Corp.**..............        16,500              150,563
 Watson Pharmaceuticals, Inc.**............        40,000            1,245,000
                                                                  ------------
                                                                     9,125,544
                                                                  ------------
ELECTRONICS (9.57%)
 American Sensors, Inc.**..................        45,000*             450,000
 ANADIGICS, Inc.**.........................         6,350*              84,931
 Applied Materials, Inc.**.................        70,000            4,313,750
 Atmel Corp.**.............................        60,000            2,640,000
 C-Cube Microsystems, Inc.**...............        15,000              333,750
 CIDCO, Inc.**.............................        15,200              547,200
 Exar Corp.**..............................        96,000            2,532,000
 GaSonics International Corp.**............        18,000              414,000
 General Instrument Corp.**................        16,000              546,000
 Home Theater Products
 International, Inc.**.....................       100,000              359,370
 Integrated Circuit Systems, Inc.**........        42,500*             440,937
 Integrated Silicon Solution, Inc.**.......         5,000*             192,500
 Itron, Inc.**.............................        15,000*             378,750
 LAM Research Corp.**......................       100,000            5,050,000
 Level One Communications, Inc.**..........         4,500               69,188
 Mattson Technology, Inc.**................         2,000               53,500
 Maxim Integrated Products, Inc.**.........        54,000            1,957,500
 Megatest Corp.**..........................       140,000            1,470,000
 Micrel, Inc.**............................        17,500*             315,000
 PSC, Inc.**...............................        70,000*             910,000
 Quickturn Design System, Inc.**...........         1,500               12,750
 SDL, Inc.**...............................        10,000*             255,000
 Sonic Solutions, Inc.**...................        10,000              116,250
 Tektronix, Inc............................         2,000               91,000
 Tencor Instruments**......................       110,000            7,452,500
 Teradyne, Inc.**..........................       115,000            5,821,875
 Ultratech Stepper, Inc.**.................        15,000              840,000
 Varian Associates, Inc....................        28,000            1,288,000
 VeriFone, Inc.**..........................        25,000              590,625
 Xilinx, Inc.**............................        25,900            1,987,825
                                                                  ------------
                                                                    41,514,201
                                                                  ------------
ENGINEERING (0.40%)
 J. Ray Mcdermott, S. A.**.................        62,500*           1,718,750
                                                                  ------------
FINANCE (3.50%)
 ADVANTA Corp. (Class A)**.................         7,500              260,625
 ADVANTA Corp. (Class B)...................         6,750              217,687
 Alex Brown, Inc.**........................         5,000              205,000
 Alliance Capital Management, L.P..........       110,000            2,048,750
 Bear Stearns Cos., Inc....................         4,663               96,174
 Capital RE Corp...........................        30,000           $  697,500
 Cash America International, Inc...........         5,000               38,125
 Concord EFS, Inc.**.......................         4,500              135,000
 CUC International, Inc.**.................        20,000              790,000
 Eaton Vance Corp..........................        25,000              790,625
 First Financial Management Corp...........        11,000              804,375
 Franklin Resources, Inc...................        32,000            1,288,000
 KBK Capital Corp.**.......................       128,000              752,000
 Lehman Brothers Holdings, Inc.............        25,000*             487,500
 Mercer International, Inc. SBI**..........        50,000              750,000
 Oppenheimer Capital, L.P..................        60,000            1,245,000
 Price (T. Rowe) & Associates, Inc.........        66,000            2,425,500
 Raymond James Financial, Inc..............        84,750            1,483,125
 SEI Corp..................................        18,000              337,500
 SunAmerica, Inc...........................         7,000              343,000
                                                                  ------------
                                                                    15,195,486
                                                                  ------------
FUNERAL SERVICES (0.53%)
 Service Corp. International...............        50,000            1,412,500
 Stewart Enterprises, Inc. (Class A).......        32,250              886,875
                                                                  ------------
                                                                     2,299,375
                                                                  ------------
HEALTHCARE (5.84%)
 Abbey Healthcare Group, Inc.**............        63,000            2,504,250
 Apogee, Inc.**............................         5,000               91,250
 Applied Bioscience International, Inc.**..        40,000              220,000
 Arbor Health Care Co.**...................         3,000               61,500
 Beverly Enterprises, Inc.**...............        25,000              359,375
 Cardinal Health, Inc......................         3,750              172,969
 Caremark International, Inc...............       120,000            2,100,000
 CorVel Corp.**............................        20,000              495,000
 Diagnostek, Inc.**........................       100,000            1,850,000
 Express Scripts, Inc. (Class A)**.........        25,000              721,875
 Genzyme Corp.**...........................         1,000               42,750
 GranCare, Inc.**..........................        20,000              327,500
 Health Care & Retirement Corp.**..........        57,100            1,613,075
 Health Management Associates, Inc.
   (Class A)**.............................        16,875              489,375
 Health Management Systems, Inc.**.........        30,000              690,000
 Horizon Healthcare Corp.**................        85,000            1,774,375
 Horizon Mental Health Management, Inc.**..         5,000*              55,625
 Integrated Health Services, Inc...........         2,000               69,250
 Interim Services, Inc.**..................        15,000              433,125
 Living Centers Of America, Inc.**.........        41,500            1,177,562
 Manor Care, Inc...........................        37,500            1,101,562
 Mariner Health Group, Inc.**..............        43,500              636,187
 MedPartners, Inc.**.......................        15,000*             354,375
 Mid Atlantic Medical Services**...........        20,000*             345,000


                       SEE NOTES TO FINANCI AL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund



ISSUER, DESCRIPTION                          NUMBER OF SHARES     MARKET VALUE
-------------------                          ----------------     ------------
HEALTHCARE (CONTINUED)
 Multicare Cos., Inc.**....................        50,000         $  1,025,000
 NovaCare, Inc.**..........................        65,200              562,350
 OrNda Healthcorp**........................        20,000*             350,000
 PhyCor, Inc.**............................         5,250              166,688
 Physician Reliance Network**..............        10,000*             252,500
 Quantum Health Resources, Inc.**..........         7,000              113,750
 REN Corp., U.S.A.**.......................        10,000              160,000
 Renal Treatment Centers, Inc.**...........        15,000              375,000
 Summit Care Corp.**.......................        40,000              820,000
 Surgical Care Affiliates, Inc.............        31,000              720,750
 TheraTx, Inc.**...........................        50,000              725,000
 Vencor, Inc.**............................         8,437              261,547
 Vivra, Inc.**.............................        65,000            2,088,125
                                                                  ------------
                                                                    25,306,690
                                                                  ------------
HOTELS & MOTELS (0.55%)
 Equity Inns, Inc..........................        30,000              345,000
 Marcus Corp...............................        25,000              665,625
 Marriott International, Inc...............        10,000              360,000
 Primadonna Resorts, Inc.**................        41,000            1,014,750
                                                                  ------------
                                                                     2,385,375
                                                                  ------------
INSURANCE (5.61%)
 ACE, Ltd..................................        50,000            1,325,000
 Acordia, Inc..............................        15,000              466,875
 American RE Corp..........................        57,000            2,166,000
 Berkley (W. R.), Corp.....................        10,000              375,000
 Blanch (E. W.) Holdings, Inc..............        10,000              187,500
 Capital Guaranty Corp.....................        10,000              177,500
 CMAC Investment Corp......................        15,000              555,000
 Enhance Financial Services Group, Inc.....         5,000               85,000
 Exel Ltd..................................        10,500              477,750
 First Colony Corp.........................        10,000              222,500
 Gallagher (Arthur J.) & Co................        15,000              513,750
 Guaranty National Corp....................        35,000              577,500
 HCC Insurance Holdings, Inc.**............        22,000              506,000
 Hilb, Rogal & Hamilton Co.................        10,000              117,500
 Horace Mann Educators Corp................        75,000            1,546,875
 Insurance Auto Auctions, Inc.**...........        29,500              877,625
 Life Partners Group, Inc..................        65,000            1,267,500
 Life RE Co................................         5,000               94,375
 Maxicare Health Plans, Inc.**.............       125,000            1,937,500
 MBIA, Inc.................................        23,000            1,443,250
 Mid Ocean Ltd.............................         4,000              114,500
 NAC Re Corp...............................        30,050              991,650
 National RE Corp..........................        78,000            2,359,500
 Oxford Health Plans, Inc.**...............        10,000              416,250
 PacifiCare Health Systems, Inc.**.........         5,000              307,500
 PartnerRe Holdings, Ltd...................        10,000              230,625
 Paul Revere Corp. (The)...................         5,000               82,500
 Philadelphia Consolidated
   Holding Corp.**.........................        75,000            1,021,875
 Physicians Health Services, Inc...........
   (Class A)**.............................         7,500              192,656
 PXRE Corp.................................         5,000              121,250
 Sierra Health Services, Inc.**............        35,000              949,375
 Transatlantic Holdings, Inc...............        17,000            1,079,500
 Transnational Re Corp. (Class A)**........         1,000               20,250
 UNUM Corp.................................        27,500            1,179,063
 Vesta Insurance Group, Inc................        10,000*             333,750
                                                                  ------------
                                                                    24,320,244
                                                                  ------------
LEISURE & RECREATION (0.32%)
 Coleman Co., Inc.**.......................         5,000              181,250
 Rawlings Sporting Goods Co.**.............        25,000*             271,875
 Royal Caribbean Cruises Ltd...............        40,000              955,000
                                                                  ------------
                                                                     1,408,125
                                                                  ------------
MACHINERY (3.49%)
 ASM Lithography Holding, NV**.............        10,000*             273,750
 Asyst Technologies, Inc.**................        20,000              780,000
 Bridgeport Machines, Inc.**...............        25,000*             365,625
 Credence Systems Corp.**..................       120,000            4,350,000
 Duracraft Corp.**.........................         9,000              285,750
 Electroglas, Inc.**.......................       111,000            4,828,500
 Novellus Systems, Inc.**..................        70,000            4,252,500
                                                                  ------------
                                                                    15,136,125
                                                                  ------------
MEDICAL/DENTAL (3.22%)
 Benson Eyecare Corp.**....................        20,000              200,000
 Bioject Medical Technologies, Inc.**......        20,000               40,000
 BioWhittaker, Inc.**......................       120,000              960,000
 Cordis Corp.**............................        28,000            2,009,000
 Forest Laboratories, Inc.**...............        10,000              450,000
 Gulf South Medical Supply, Inc.**.........        10,000              420,000
 Haemonetics Corp.**.......................        30,000              465,000
 Heart Technology, Inc.**..................         1,000               17,750
 Isolyser Co., Inc.**......................         5,000               87,500
 IVAX Corp.................................        22,000              569,250
 Liposome Co., Inc.**......................        45,000*             405,000
 MAXXIM Medical, Inc.**....................        30,000              416,250
 MedCath, Inc.**...........................        20,000*             260,000
 Pall Corp.................................         6,666              155,818
 Patterson Dental, Inc.**..................        28,500              662,625
 Perrigo Co.**.............................        20,000              222,500
 Rotech Medical Corp.**....................        36,000            1,170,000
 Scherer (R.P.) Corp.**....................        22,000            1,050,500


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund



ISSUER, DESCRIPTION                             NUMBER OF SHARES   MARKET VALUE
-------------------                             ----------------   ------------
MEDICAL/DENTAL (CONTINUED)
 Steris Corp.**...............................      14,000         $    553,000
 Stryker Corp.................................       6,100              275,263
 Target Therapeutics, Inc.**..................       8,500              310,250
 Tecnol Medical Products, Inc.**..............      80,000            1,490,000
 Uromed Corp.**...............................      50,000*             350,000
 Ventritex, Inc.**............................      70,000            1,050,000
 Vital Signs, Inc.............................      25,000*             365,625
                                                                   ------------
                                                                     13,955,331
                                                                   ------------
METALS (0.02%)
 Webco Industries, Inc.**.....................      10,000               80,000
                                                                   ------------
OFFICE EQUIPMENT & SUPPLIES (0.70%)...........

 Indigo N. V.**...............................      45,000*           2,182,500
 Staples, Inc.**..............................      36,000              868,500
                                                                   ------------
                                                                      3,051,000
                                                                   ------------
OIL & GAS (4.75%)
 Alexander Energy Corp.**.....................      60,000*             285,000
 Anadarko Petroleum Corp......................      12,500              514,062
 Apache Corp..................................      50,000            1,350,000
 Baker Hughes, Inc............................      10,000              225,000
 Barrett Resources Corp.**....................      12,500              293,750
 Basin Exploration, Inc.**....................      20,000              175,000
 B.J. Services Co.**..........................       1,000               22,875
 Brown (Tom), Inc.**..........................     115,000            1,624,375
 Cabot Oil & Gas Corp. (Class A)**............      50,000              775,000
 Cairn Energy USA, Inc.**.....................      50,000              487,500
 Cross Timbers Oil Co.**......................      40,000              655,000
 Energy Service Co., Inc.**...................      10,000              167,500
 Enron Oil & Gas Co...........................      65,000            1,486,875
 Halliburton Co...............................       5,000*             191,875
 Hornbeck Offshore Services, Inc.**...........      25,000              343,750
 HS Resources, Inc.**.........................      10,000*             165,000
 Hugoton Energy Corp.**.......................      10,000               82,500
 Landmark Graphics Corp.**....................      10,000              247,500
 Mitchell Energy & Development Corp
   (Class B)..................................      10,000              180,000
 Newfield Exploration Co.**...................      73,000            1,679,000
 Noble Affiliates, Inc........................      70,000            1,890,000
 Nuevo Energy Co.**...........................      80,000            1,530,000
 Oceaneering International, Inc.**............      18,000              180,000
 ParcPlace Systems, Inc.**....................       6,000               70,500
 Parker & Parsley Petroleum, Co...............      30,000              641,250
 PetroCorp, Inc.**............................      20,000              175,000
 Pogo Producing Co............................      75,000            1,687,500
 Smith International, Inc.**..................      50,000              862,500
 Snyder Oil Corp..............................      19,000              273,125
 Stone Energy Corp.**.........................      20,000              277,500
 Tidewater, Inc...............................      10,000              237,500
 Tuboscope Vetco International Corp.**........      45,000              315,000
 Weatherford International, Inc.**............     135,000            1,485,000
                                                                   ------------
                                                                     20,576,437
                                                                   ------------
POLLUTION CONTROL (0.60%)
 BioMedical Waste System, Inc.**..............     175,000              103,897
 GNI Group, Inc.**............................     125,000              796,875
 IMCO Recycling, Inc..........................      48,500              763,875
 Safety-Kleen Corp............................      10,000*             170,000
 Tetra Tech, Inc.**...........................      12,500              254,688
 TRC Companies**..............................      30,000              228,750
 U.S. Filter Corp.**..........................      17,500*             277,813
                                                                   ------------
                                                                      2,595,898
                                                                   ------------

PRINTING (0.69%)
 Harte-Hanks Communications, Inc..............      50,000            1,162,500
 International Imaging Materials, Inc.**......      35,000              936,250
 Mecklermedia Corp.**.........................      50,000              881,250
                                                                   ------------
                                                                      2,980,000
                                                                   ------------
PROTECTION (0.40%)
 Checkpoint Systems, Inc.**...................       5,000*             105,625
 First Alert, Inc.**..........................      70,000              866,250
 Koala Corp.**................................      35,000              231,875
 Protection One, Inc.**.......................     100,000              462,500
 Sensormatic Electronics Corp.................       2,250               66,938
                                                                   ------------
                                                                      1,733,188
                                                                   ------------
PUBLISHING (0.74%)
 Franklin Electronic Publishers, Inc.**.......      19,500              604,500
 Readers Digest Association, Inc. (Class A)...      20,000              787,500
 Scholastic Corp.**...........................      32,500            1,820,000
                                                                   ------------
                                                                      3,212,000
                                                                   ------------
 (3.66%)
 Beacon Properties Corp.......................      10,000              196,250
 Camden Property Trust........................      30,000              630,000
 Clayton Homes, Inc...........................     112,546            1,899,214
 Crescent Real Estate Equities, Inc...........      20,300              583,625
 Equity Residential Properties Trust..........      20,000              535,000
 Evans Withycombe Residential, Inc............       5,000*              93,750
 Factory Stores Of America, Inc...............      30,000              588,750
 Gables Residential Trust.....................      10,000              183,750
 Highwoods Properties, Inc....................       5,000              110,000
 Horizon Outlet Centers, Inc..................      17,500              385,000
 Insignia Financial Group, Inc. (Class A)**...      25,000              581,250
 Liberty Property Trust.......................      10,000              186,250
 Manufactured Home Communities, Inc...........      40,000              630,000
 Mid-America Apartment Communities, Inc.......      25,400              635,000
 Oakwood Homes Corp...........................      80,000            2,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund



ISSUER, DESCRIPTION                             NUMBER OF SHARES   MARKET VALUE
-------------------                             ----------------   ------------
REAL ESTATE (CONTINUED)
 Oasis Residential, Inc.......................      20,000         $    437,500
 Post Properties, Inc.........................      11,100              328,838
 Redman Industries, Inc.**....................     155,000            3,022,500
 Regency Realty Corp..........................      25,000              396,875
 RFS Hotel Investors, Inc.....................      10,000              145,000
 ROC Communities, Inc.........................      25,000              503,125
 Security Capital Industrial Trust............      15,000              234,375
 Security Capital Pacific Trust...............      20,000*             350,000
 Storage USA, Inc.............................      10,400              297,700
 Tanger Factory Outlet Centers, Inc...........      18,000              420,750
 Vornado Realty Trust.........................      15,000              506,250
                                                                   ------------
                                                                     15,880,752
                                                                   ------------
RETAIL (13.36%)
 ADFlex Solutions, Inc.**.....................      50,000            1,212,500
 AmeriSource Health Corp.**...................      40,000*             885,000
 AnnTaylor Stores, Inc.**.....................      40,000            1,005,000
 Apple South, Inc. ...........................      77,062            1,117,399
 Applebee's International, Inc.**.............      25,000              550,000
 Arbor Drugs, Inc.............................       6,000              153,750
 Au Bon Pain Co., Inc. (Class A)**............      15,000              202,500
 Barnes & Noble, Inc.**.......................      11,000              314,875
 Bed Bath & Beyond, Inc.**....................      60,000            1,252,500
 Best Buy Co., Inc.**.........................      75,000            2,053,125
 Blyth Industries, Inc.**.....................      15,000              416,250
 Brinker International, Inc.**................      42,579              729,165
 Brookstone, Inc.**...........................      75,000              384,375
 Campo Electronics, Appliances and
   Computers, Inc.**..........................     155,000            1,026,875
 Catherine's Stores Corp.**...................      10,000               87,500
 Cato Corp. (Class A).........................      10,000               82,500
 Chart House Enterprises, Inc.**..............      76,000              684,000
 Claire's Stores, Inc.........................       4,000               55,500
 Consolidated Stores Corp.**..................      24,000              411,000
 Corporate Express, Inc.**....................      10,000              282,500
 Creative Computers, Inc.**...................      25,000*             615,625
 Daisytek International Corp.**...............       5,000*             106,250
 Department 56, Inc.**........................      20,000              740,000
 DF & R Restaurants, Inc.**...................      10,000              142,500
 Dollar Tree Stores, Inc.**...................       1,000*              22,500
 Dreyer's Grand Ice Cream, Inc................      15,000              446,250
 El Chico Restaurants, Inc.**.................     100,000              775,000
 Ellett Brothers, Inc.........................      81,000              688,500
 Ethan Allen Interiors, Inc.**................      41,000              768,750
 Federated Department Stores, Inc.**..........      90,000            1,901,250
 Fingerhut Cos., Inc..........................      16,000              186,000
 Fossil, Inc.**...............................      15,000              251,250
 Franklin Quest Co.**.........................      41,000            1,363,250
 Friedman's, Inc. (Class A)**.................      10,000              177,500
 General Nutrition Cos., Inc.**...............       2,000               49,750
 Good Times Restaurants, Inc.**...............     120,000              210,000
 Gymboree Corp.**.............................      22,000              517,000
 Hollywood Entertainment Corp.**..............       7,500              270,000
 HomeTown Buffet, Inc.**......................      10,000              118,750
 IHOP Corp.**.................................     130,000            2,892,500
 Integrity Music, Inc. (Class A)**+...........     110,000              715,000
 Just For Feet, Inc.**........................       3,750              107,344
 Landry's Seafood Restaurants, Inc.**.........      40,000            1,385,000
 Little Switzerland, Inc.**...................     115,000              517,500
 Lone Star Steakhouse & Saloon, Inc.**........      13,500              413,437
 Men's Wearhouse, Inc. (The)**................      12,750              321,937
 Michael's Stores, Inc.**.....................      74,000            2,109,000
 Movie Gallery, Inc.**........................      15,000*             468,750
 Nine West Group, Inc.**......................      75,000            2,437,500
 Office Depot, Inc.**.........................      35,009              796,455
 OfficeMax, Inc.**............................      26,200*             671,375
 Outback Steakhouse, Inc.**...................     105,000            2,651,250
 Papa John's International, Inc.**............       2,500               86,562
 PetSmart, Inc.**.............................       8,000              267,000
 Pier 1 Imports, Inc..........................     120,750            1,086,750
 Quality Dining, Inc.**.......................      31,000              414,625
 Revco D.S., Inc.**...........................     170,454            3,664,761
 Rite-Aid Corp................................      65,000            1,511,250
 Sonic Corp.**................................      43,000            1,112,625
 Sports Authority, Inc. (The)**...............      21,900*             388,725
 Sports & Recreation, Inc.**..................      60,000              705,000
 Starbucks Corp.**............................      20,000              470,000
 Stein Mart, Inc.**...........................      10,250              116,594
 Sunglass Hut International, Inc.**...........     102,000            2,926,125
 Talbots, Inc.................................      50,000            1,518,750
 Tiffany & Co.................................      20,000              642,500
 U.S. Delivery Systems, Inc.**................      14,000              311,500
 Urban Outfitters, Inc.**.....................      18,000              382,500
 Wall Street Deli, Inc.**.....................       7,500               52,500
 Wendy's International, Inc...................     145,000            2,465,000
 West Marine, Inc.**..........................      45,000            1,113,750
 Whole Foods Market, Inc.**...................      30,000              356,250
 Williams-Sonoma, Inc.**......................      12,000              225,750
 Zale Corp.**.................................      30,000              350,625
                                                                   ------------
                                                                     57,912,629
                                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund



ISSUER, DESCRIPTION                             NUMBER OF SHARES   MARKET VALUE
-------------------                             ----------------   ------------
TELECOMMUNICATIONS (7.04%)
 ACC Corp.....................................      12,000         $    186,000
 ANTEC Corp.**................................      40,000              990,000
 Applied Digital Access, Inc.**...............       5,000               71,250
 Ascend Communications, Inc.**................      37,000            2,849,000
 BroadBand Technologies, Inc.**...............      15,000              375,000
 Communications Center, Inc.**................      15,000              251,250
 DSC Communications Corp.**...................       7,500              277,500
 Equifax, Inc.................................      71,500            2,314,812
 Gilat Satellite Networks Ltd.**..............       2,500*              40,313
 International Cabletel, Inc.**...............      20,000              590,000
 LDDS Communications, Inc.**..................     127,996            3,071,904
 Metrocall, Inc.**............................      41,000              727,750
 MFS Communications Co., Inc.**...............      11,200              400,400
 Mobile Telecommunications
   Technologies Corp.**.......................      30,000              708,750
 NFO Research, Inc.**.........................      25,000              478,125
 Octel Communication Corp.**..................      20,000              452,500
 Paging Network, Inc.**.......................       3,750              103,125
 Pairgain Technologies, Inc.**................      10,000*             212,500
 PriCellular Corp. (Class A)**................      25,000*             181,250
 ProNet, Inc.**...............................      40,000              795,000
 QUALCOMM, Inc.**.............................       5,000              131,250
 Scientific-Atlanta, Inc......................       8,000              182,000
 Stanford Telecommunications, Inc.**..........      11,000              181,500
 Tellabs, Inc.**..............................      94,500            6,520,500
 Telular Corp.**..............................       5,000               45,000
 Transaction Network Services, Inc.**.........      15,000              210,000
 U. S. Robotics, Inc.**.......................     100,000            7,925,000
 Zoom Telephonics, Inc.**.....................      30,000              262,500
                                                                   ------------
                                                                     30,534,179
                                                                   ------------
TEXTILES (0.45%)
 Ashworth, Inc.**.............................      25,000              262,500
 Cygne Designs, Inc.**........................      33,000              206,250
 Haggar Corp..................................       8,000              162,000
 Nautica Enterprises, Inc.**..................      40,000            1,100,000
 St. John Knits, Inc..........................       5,000              173,125
 Tandy Brands Accessories, Inc.**.............       6,750               64,969
                                                                   ------------
                                                                      1,968,844
                                                                   ------------
TOYS/GAMES/HOBBY PRODUCTS (1.92%)
 Acclaim Entertainment, Inc.**................      30,000              450,000
 Bollinger Industries, Inc.**.................      80,000              610,000
 Callaway Golf Co.............................      52,000              643,500
 Cannondale Corp.**...........................      20,200*             308,050
 Circus Circus Enterprises, Inc.**............       5,050              167,281
 Cobra Golf, Inc.**...........................      32,000              696,000
 GTECH Holdings Corp.**.......................      10,000              220,000
 Happiness Express, Inc.**....................      55,000*             660,000
 Intergold Ltd.**.............................     100,000              227,820
 Players International, Inc.**................     106,000            3,140,250
 Sodak Gaming, Inc.**.........................       5,000               71,250
 Station Casinos, Inc.**......................      85,000            1,041,250
 Toy Biz, Inc.**..............................       5,000*              93,750
                                                                   ------------
                                                                      8,329,151
                                                                   ------------
TRANSPORTATION (2.14%)
 Alaska Air Group, Inc.**.....................      25,000              428,125
 American Classic Voyage Co...................      10,000              102,500
 Atlantic Southeast Airlines, Inc.............      65,000            1,495,000
 Comair Holdings, Inc.........................      57,300            1,443,244
 Continental Airlines, Inc. (Class B)**.......      10,000              165,000
 Fritz Cos., Inc.**...........................       2,000*             120,500
 Frontier Airlines, Inc.**....................      50,000              250,000
 Greenbrier Cos., Inc.........................      20,000              277,500
 Intertrans Corp..............................      10,000*             216,250
 Heartland Express, Inc.**....................       2,500               65,000
 Landair Services, Inc.**.....................       1,300               19,825
 Mesa Airlines, Inc.**........................     100,000              612,500
 Northwest Airlines Corp.**...................      75,000            2,231,250
 Offshore Logistics, Inc.**...................      11,500              155,969
 Rural/Metro Corp.**..........................      15,000              281,250
 Skywest, Inc.................................      20,000              355,000
 Southwest Airlines Co........................      45,000            1,040,625
                                                                   ------------
                                                                      9,259,538
                                                                   ------------
UTILITIES (0.03%)
 York Research Corp.**........................      22,000*             121,000
                                                                   ------------
                           TOTAL COMMON STOCKS
                           (Cost $281,348,916)      (98.33%)        426,347,974
                                                                   ------------

                                                    NUMBER OF
                                                    WARRANTS
                                                    ---------
WARRANTS
RETAIL (0.01%)
 Good Times Restaurants, Inc.**...............      60,000               23,436
                                                                   ------------
                                TOTAL WARRANTS
                                (Cost $50,148)       (0.01%)             23,436
                                                                   ------------
                           TOTAL COMMON STOCKS
                                  AND WARRANTS
                           (Cost $281,399,064)      (98.34%)        426,371,410
                                                                   ------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund


                                                                       INTEREST       PAR VALUE        MARKET
ISSUER, DESCRIPTION                                                      RATE      (OOO'S OMITTED)     VALUE
-------------------                                                    --------    ---------------     ------
SHORT-TERM INVESTMENTS
JOINT REPURCHASE AGREEMENT (1.65%)
  Investment in a joint repurchase agreement transaction with
    Bankers Trust - Dated 4-28-95, Due 5-1-95 (secured by U.S.
    Treasury Bond, 10.75%, due 8-15-05 and U.S. Treasury Note,
    6.875%, due 10-31-96)  Note A.................................     5.93%       $7,177            $  7,177,000
                                                                                                     ------------
CORPORATE SAVINGS ACCOUNT (0.00%)
 Investors Bank & Trust Company
 Daily Interest Savings Account
 Current Rate 3.00%...............................................                                             39
                                                                                                     ------------
                                      TOTAL SHORT-TERM INVESTMENTS                  (1.65%)             7,177,039
                                                                                   ------            ------------
                                                 TOTAL INVESTMENTS                 (99.99%)          $433,548,449
                                                                                   ======            ============

*  Securities, other than short-term investments, newly added to the portfolio during the period ended April 30, 1995

** Non-income producing security.

+ Denotes an affiliated company in which the Fund has ownership of at least 5% of the voting securities. Investments in affiliates at April 30, 1995 were as follow:




           AFFILIATE                      COST          DIVIDEND INCOME
---------------------------------      ----------       ---------------
Integrity Music, Inc. (Class A)        $1,043,750             ----
Longnix Information Systems, Inc.       1,595,000             ----

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

John Hancock Series, Inc. (the "Trust") is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust consists of six series portfolios: John Hancock Emerging Growth Fund (the "Fund"), John Hancock Global Resources Fund, John Hancock High Yield Tax Free Fund, John Hancock High Yield Bond Fund, John Hancock Money Market Fund B and John Hancock Government Income Fund. The Trustees may authorize the creation of additional Funds from time to time to satisfy various investment objectives. Effective December 22, 1994 (see Note B), the Trust and Funds changed names by replacing the word Transamerica with John Hancock.

    The Trustees have authorized the issuance of two classes of shares of the Fund, designated as Class A and Class B. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemption, dividends, and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution/service expenses under the terms of a distribution plan have exclusive voting rights regarding such distribution plan. Class A Shares are subject to an initial sales charge of up to 5.00% and a 12b-1 distribution plan. Prior to May 15, 1995, the maximum sales charge was 5.75%. Class B Shares are subject to a contingent deferred sales charge and a separate 12b-1 distribution plan. Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S.dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/loss on investments are translated at the rates prevailing at the dates of the transactions.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and

                          NOTES TO FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund


losses on sales of investments are determined on the identified cost basis for both financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, at October 31, 1994, the Fund has approximately $17,163,000 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. The carryforwards expire as follows: October 31, 1995 -- $1,478,000, October 31, 1997 -- $117,000, October 31, 2000 -- $2,304,000, October 31, 2001 -- $4,447,000
and October 31, 2002 -- $8,817,000. If such carryforwards are used by the Fund, no capital gain distributions will be made. Expired capital loss carryforwards are reclassified to capital paid-in, in the year of expiration.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities is recorded on the accrual basis. Dividend income on investment securities is recorded on the ex-dividend date, or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

    The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for effect of expenses that may be applied differently to each class as explained previously.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Fund.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution/service fees if any, are calculated daily at the class level based on the appropriated net assets of each class and the specific expense rate(s) applicable to each class.

NOTE B --
MANAGEMENT FEE, ADMINISTRATIVE SERVICES AND TRANSACTIONS WITH AFFILIATES AND OTHERS

On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser for the Fund with approval of the Trustees and shareholders of the Fund. The Fund's former investment manager was Transamerica Fund Management Company ("TFMC").

    Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, to 0.75% of the Fund's average daily net assets. This fee structure is consistent with the former agreement with TFMC. For the period ended April 30, 1995, the advisory fee earned by the Adviser and TFMC amounted to $1,010,222 and $496,208, respectively, resulting in a total fee of $1,506,430.

    The Adviser and TFMC, for their respective periods, provided administrative services to the Fund pursuant to an administrative service agreement through January 16, 1995 on which day the agreement was terminated.

In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000 and 1.5% of the remaining average daily net asset value.

                          NOTES TO FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund


    On December 22, 1994 John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser, became the principal underwriter of the Fund. Prior to this date, Transamerica Fund Distributors, Inc. ("TFD") served as the principal underwriter and distributor of the Fund. For the period ended April 30, 1995, JH Funds and TFD received net sales charges of $192,073 with regard to sales of Class A shares. Out of this amount, $18,453 was retained and used for printing prospectuses, advertising, sales literature and other purposes, and $173,620 was paid as sales commissions to unrelated broker-dealers.

    Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds, formerly TFD, and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended April 30, 1995, contingent deferred sales charges amounted to $692,155.

    In addition, to compensate JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A and Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments for distribution and service expenses which in total will not exceed on an annual basis 0.25% of the Fund's average daily net assets attributable to Class A shares and 1.00% of the Fund's average daily net assets attributable to Class B shares, to reimburse for its distribution/service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. This fee structure and plan is similar to the former arrangement with TFD.

    The Board of Trustees approved a shareholder servicing agreement between the Fund and John Hancock Investor Services Corporation ("Investor Services"), a wholly owned subsidiary of The Berkeley Financial Group, for the period between December 22, 1994 and May 12, 1995, inclusive under which Investor Services processed telephone transactions on behalf of the Fund. As of May 15, 1995, the Fund entered into a full service transfer agent agreement with Investor Services. Prior to this date The Shareholder Services Group was the transfer agent. The Fund will pay Investor Services a fee based on transaction volume and number of shareholder accounts.

    A partner with Baker & Botts was an officer of the Trust until December 22, 1994. During the period ended April 30, 1995, legal fees paid to Baker & Botts amounted to $4,849.

    Mr. Edward J. Boudreau, Jr. is a director and officer of the Adviser and its affiliates as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund will make investments into other John Hancock funds, as applicable, to cover its liability with regard to the deferred compensation. Investments to cover the Fund's deferred compensation liability will be recorded on the Fund's books as other assets. The deferred compensation liability will be marked to market on a periodic basis and income earned by the investment will be recorded on the Fund's books.

    The Fund has an independent advisory board composed of certain members of the former Transamerica Board of Trustees who provide advice to the current Trustees in order to facilitate a smooth management transition for which the Fund pays the advisory board and its counsel a fee.

                          NOTES TO FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund


NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term obligations, during the period ended April 30, 1995 aggregated $45,266,140 and $60,330,177, respectively.

    The cost of investments owned at April 30, 1995 for Federal income tax purposes was $288,576,064. Gross unrealized appreciation and depreciation of investments aggregated $159,856,697 and $14,884,351, respectively, resulting in net unrealized appreciation of $144,972,346.

NOTE D --
RECLASSIFICATION OF CAPITAL ACCOUNTS

During the year ended October 31, 1994, the Fund has reclassified the accumulated net investment loss in the amount of $4,439,725 to capital paid-in. This represents the cumulative amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 1994. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.